As filed with the Securities and Exchange Commission on November 25, 1998
                                                       Registration No. 33-97598
                                                                        811-9102
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                        POST-EFFECTIVE AMENDMENT NO. 12                X
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                 X
                               AMENDMENT NO. 15                        X
                        (CHECK APPROPRIATE BOX OR BOXES)

                              WEBS INDEX FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 C/O PFPC INC.                            19809
             400 BELLEVUE PARKWAY                      (Zip Code)
             WILMINGTON, DELAWARE
  (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (302) 791-3048

                                   NATHAN MOST
                                    PRESIDENT
                              WEBS INDEX FUND, INC.
                                  C/O PFPC INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            DONALD R. CRAWSHAW, ESQ.
                               SULLIVAN & CROMWELL
                                125 BROAD STREET
                            NEW YORK, NEW YORK 10004

It is proposed that this filing will become effective (check appropriate box)

(DAGGER) _ immediately upon filing pursuant to paragraph (b)
         X on November 27, 1998 pursuant to paragraph (b) (DAGGER) _ 60 days after filing pursuant to paragraph (a)(1)
         _ on (date) pursuant to paragraph (a)(1)
         _ 75 days after filing pursuant to paragraph (a)(2)
         _ on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         _ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           -------------------------

================================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                               LOCATION
-------------                                                               --------
PART A
Item 1.  Cover Page......................................................   Cover Page
Item 2.  Synopsis........................................................   Summary Expenses
Item 3.  Condensed Financial Information.................................   Financial Highlights
Item 4.  General Description of Registrant...............................   Cover Page; WEBS Index Fund, Inc. and its Investment
                                                                            Objective; Investment Policies; General Information
Item 5.  Management of the Fund..........................................   Summary Expenses; Management of the Fund
Item 6.  Capital Stock and Other Securities..............................   Tax Matters; General Information
Item 7.  Purchase of Securities Being Offered............................   Management of the Fund; Exchange Listing and Trading of
                                                                            WEBS; Purchase and Issuance of WEBS in Creation Units
Item 8.  Redemption or Repurchase........................................   Redemption of WEBS in Creation Units
Item 9.  Pending Legal Proceedings.......................................   Not Applicable

PART B
Item 10. Cover Page .....................................................   Cover Page
Item 11. Table of Contents ..............................................   Table of Contents
Item 12. General Information and History ................................   General Description of the Fund
Item 13. Investment Objectives and Policies .............................   Investment Policies and Restrictions;
                                                                            Brokerage Transactions
Item 14. Management of the Fund .........................................   Management of the Fund; Investment
                                                                            Advisory, Management, Administrative and
                                                                            Distribution Services
Item 15. Control Persons and Principal Holders of Securities ............   Management of the Fund; Investment Advisory,
                                                                            Management, Administrative and Distribution Services
Item 16. Investment Advisory and Other Services .........................   Management of the Fund; Investment Advisory,
                                                                            Management, Administrative and Distribution
                                                                            Services; Counsel and Independent Auditors
Item 17. Brokerage Allocation ...........................................   Brokerage Transactions
Item 18. Capital Stock and Other Securities .............................   Capital Stock and Shareholder Reports; Taxes
Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered...................................................   Purchase and Issuance of WEBS in Creation Units;
                                                                            Redemption of WEBS in Creation Units; Determining
                                                                            Net Asset Value
Item 20. Tax Status .....................................................   Dividends and Distributions; Taxes
Item 21. Underwriters ...................................................   Investment Advisory, Management, Administrative and
                                                                            Distribution Services; Purchase and Issuance of WEBS
                                                                            in Creation Units
Item 22. Calculations of Performance Data ...............................   Performance Information
Item 23. Financial Statements ...........................................   Financial Statements

PART C
   Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

                   WORLD EQUITY BENCHMARK SHARES(SERVICE MARK)
                              WEBS INDEX FUND, INC.

                                 [LOGO OMITTED]

                                      WEBS

     WEBS Index Fund, Inc. (the "Fund") is an index fund consisting of separate series (each, a "WEBS Index Series"), each of which invests primarily in common stocks in an effort to track the performance of a specified foreign equity market index. The initial seventeen WEBS Index Series offered by this Prospectus are the Australia WEBS Index Series, the Austria WEBS Index Series, the Belgium WEBS Index Series, the Canada WEBS Index Series, the France WEBS Index Series, the Germany WEBS Index Series, the Hong Kong WEBS Index Series, the Italy WEBS Index Series, the Japan WEBS Index Series, the Malaysia (Free) WEBS Index Series, the Mexico (Free) WEBS Index Series, the Netherlands WEBS Index Series, the Singapore (Free) WEBS Index Series, the Spain WEBS Index Series, the Sweden WEBS Index Series, the Switzerland WEBS Index Series and the United Kingdom WEBS Index Series.


     The investment objective of each WEBS Index Series of the initial seventeen WEBS Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index compiled by Morgan Stanley Capital International Inc. ("MSCI"). THE MSCI INDICES (AS DEFINED HEREIN) UTILIZED BY THE FUND REFLECT THE REINVESTMENT OF NET DIVIDENDS (EXCEPT FOR THE MSCI MEXICO (FREE) INDEX UTILIZED BY THE MEXICO (FREE) WEBS INDEX SERIES, WHICH REFLECTS THE REINVESTMENT OF GROSS DIVIDENDS).


     The shares of common stock of each WEBS Index Series are sometimes referred to as "World Equity Benchmark Shares(SERVICE MARK)" or "WEBS(SERVICE MARK)." The WEBS are listed for trading on the American Stock Exchange, Inc. (the "AMEX"). The non-redeemable WEBS trade on the AMEX during the day at prices that differ to some degree from their net asset value. There can be no assurance that an active trading market will be maintained for the WEBS. SEE "INVESTMENT CONSIDERATIONS AND RISKS" FOR A DISCUSSION OF CERTAIN INVESTMENT CONSIDERATIONS AND RISKS THAT SHOULD BE CONSIDERED BY POTENTIAL INVESTORS.

     The Fund issues and redeems WEBS of each WEBS Index Series only in aggregations of a specified number of shares (each, a "Creation Unit") at net asset value. EXCEPT WHEN AGGREGATED IN CREATION UNITS, WEBS ARE NOT REDEEMABLE SECURITIES OF THE FUND.


     UNTIL FURTHER NOTICE, THE FUND HAS SUSPENDED NEW CREATIONS OF CREATION UNITS OF WEBS OF ITS MALAYSIA (FREE) WEBS INDEX SERIES. IN ADDITION, THE FUND IS DISCOURAGING REDEMPTIONS OF CREATION UNITS OF WEBS OF THIS WEBS INDEX SERIES. SEE "INVESTMENT CONSIDERATIONS AND RISKS - SPECIAL CONSIDERATIONS REGARDING THE MALAYSIA (FREE) WEBS INDEX SERIES."


     The Fund is managed and advised by Barclays Global Fund Advisors (the "Adviser"). PFPC Inc. (the "Administrator") provides certain administrative services to each WEBS Index Series of the Fund. Funds Distributor, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor does not maintain a secondary market in WEBS.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     This Prospectus sets forth the information about the Fund that an investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated November 27, 1998 provides further discussion of certain topics referred to in this Prospectus and other matters which may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional
Information may be obtained without charge by writing to the Fund or the Distributor. The Statement of Additional Information, material incorporated by reference herein and other information regarding the Fund is available at the SEC's Web site (http://www.sec.gov). The Fund's and each WEBS Index Series' address is WEBS Index Fund, Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

                                  DISTRIBUTOR:
                             FUNDS DISTRIBUTOR, INC.
                   INVESTOR INFORMATION: 1-800-810-WEBS(9327)
                       PROSPECTUS DATED NOVEMBER 27, 1998

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SHARES IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE SUBSEQUENT TO THE DATE HEREOF.
                         ------------------------------


     DEALERS EFFECTING TRANSACTIONS IN THE SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.
                         ------------------------------
                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Prospectus Summary ........................................................    3
Summary of Fund Expenses ..................................................    6
Financial Highlights ......................................................   13
The Fund and its WEBS Index Series ........................................   19
   WEBS Index Fund, Inc. and its Investment Objective .....................   19
   World Equity Benchmark Shares: "WEBS" ..................................   20
   Who Should Invest? .....................................................   20
   Investment Policies ....................................................   20
   Implementation of Policies .............................................   22
   Investment Limitations .................................................   25
   The Benchmark MSCI Indices Utilized by the WEBS Index Series ...........   26
   Management of the Fund .................................................   34
   Exchange Listing and Trading of WEBS ...................................   37
   Investment Considerations and Risks ....................................   38
   Determination of Net Asset Value .......................................   41
   Creation Units .........................................................   42
   Purchase and Issuance of WEBS in Creation Units ........................   42
   Redemption of WEBS in Creation Units ...................................   43
   Dividends and Capital Gains Distributions ..............................   44
   Tax Matters ............................................................   44
   Book-Entry Only System .................................................   46
   Performance ............................................................   47
   Year 2000 Compliance ...................................................   48
   European Currency Unification ..........................................   48
   General Information ....................................................   48
   Available Information ..................................................   49


                         ------------------------------

     "World Equity Benchmark Shares" and "WEBS" are service marks of Morgan Stanley, Dean Witter & Co. used under license by the Fund. "MSCI" and "MSCI Indices" are service marks of Morgan Stanley & Co. Incorporated used under license by the Fund.

--------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY

   The Fund and its WEBS
     Index Series ................ WEBS  Index  Fund, Inc.  (the "Fund")  is  an
                                   index an index fund consisting of separate series (each, a "WEBS Index Series"), the Australia WEBS Index Series, the Austria WEBS Index Series, the Belgium WEBS Index Series, the Canada WEBS Index Series, the France WEBS Index Series, the Germany WEBS Index Series, the Hong Kong WEBS Index Series, the Italy WEBS Index Series, the Japan WEBS Index
                                   Series, the Malaysia (Free) WEBS Index Series, the Mexico (Free) WEBS Index Series, the Netherlands WEBS Index Series, the Singapore (Free) WEBS Index Series, the Spain WEBS Index Series, the Sweden WEBS Index Series, the Switzerland WEBS Index Series and the United Kingdom WEBS Index Series.


   Investment Objective of the
     WEBS Index Series ........... The investment  objective of  each WEBS Index
                                   Series of the initial seventeen WEBS Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index compiled by Morgan Stanley Capital International Inc. ("MSCI"). Such indices are referred to herein as "MSCI Indices." The MSCI Indices utilized by the Fund reflect the reinvestment of net dividends (except for the MSCI Mexico (Free) Index utilized by the Mexico (Free) WEBS Index Series, which reflects the reinvestment of gross dividends).


     WEBS ........................ The  shares  issued in  respect  of each WEBS
                                   Index Series are referred to as "World Equity Benchmark Shares" or "WEBS." WEBS of a WEBS Index Series are issued by the Fund only in large aggregations of WEBS called "Creation Units" on a continuous basis through Funds Distributor, Inc. at their net asset value next determined after receipt of an order. WEBS are not offered by the Fund in less than Creation Unit aggregations, but shares of WEBS may be bought or sold in the secondary market. Except when aggregated in Creation Units, WEBS are not redeemable securities of the Fund.


   Exchange Listing and
     Trading of  WEBS ............ The WEBS have been listed forsecondary market trading on the American Stock Exchange, Inc. A "round lot" of WEBS is 100 shares. At November 18, 1998, the closing price per share of the WEBS of each WEBS Index Series was between $25/8 (Malaysia (Free) WEBS Index Series) and $2711/16 (Spain WEBS Index Series) although there can be no assurance of this price range or that an
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                                   active trading market will be maintained for WEBS of a particular WEBS Index Series.

     Who Should Invest? .......... WEBS are designed for  investors  who  seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies located in the country of the subject MSCI Index. Unlike equity mutual funds that seek to "beat" market averages with unpredictable results, the WEBS Index Series seek to provide investment results that correspond generally to the price and yield performance of their respective benchmark indices. See "Investment Considerations and Risks" for a discussion of certain investment considerations and risks that should be considered by potential investors.

     Fund Management ............. ADVISER.   Barclays  Global  Fund Advisors is
                                   the Adviser to the Fund and, subject to the supervision of the Board of Directors of the Fund, is responsible for the investment management of each WEBS Index Series.

                                   ADMINISTRATOR AND SUB-ADMINISTRATOR. PFPC Inc. is the Administrator of the Fund, and performs certain clerical, fund accounting, recordkeeping and bookkeeping services in such capacity. Morgan Stanley & Co. Incorporated serves as the Fund's Sub-Administrator.

                                   DISTRIBUTOR.  Funds Distributor,  Inc. is the
                                   Distributor   of   WEBS  in   Creation   Unit
                                   aggregations.


                                   CUSTODIAN AND LENDING AGENT. The Chase Manhattan Bank ("Chase") serves as the Custodian for the cash and portfolio securities of each WEBS Index Series and as Lending Agent of the portfolio securities of each WEBS Index Series.


--------------------------------------------------------------------------------
                                       4

     MORGAN STANLEY  CAPITAL  INTERNATIONAL  INC.  ("MSCI") IS A COMPANY JOINTLY
OWNED BY MORGAN STANLEY DEAN WITTER & CO. INCORPORATED ("MSDW"), AN INTERNATIONAL INVESTMENT BANKING, ASSET MANAGEMENT AND BROKERAGE FIRM AND THE CAPITAL GROUP COMPANIES, INC. ("CAPITAL"), AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT IS NOT AFFILIATED WITH MSDW. MSCI IS THE OWNER OF THE MSCI INDICES AND HAS FULL RESPONSIBILITY FOR THE DESIGN, MAINTENANCE, PRODUCTION AND DISTRIBUTION OF THE INDICES, INCLUDING ADDITIONS AND DELETIONS OF CONSTITUENTS WITHIN THE INDICES.

     WORLD EQUITY BENCHMARK SHARES ARE NOT SPONSORED, ENDORSED, OR PROMOTED BY MSDW OR ANY OF ITS AFFILIATES. NEITHER MSDW NOR ANY OF ITS AFFILIATES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, OR IN THE WEBS OF ANY WEBS INDEX SERIES PARTICULARLY, OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE MSCI INDICES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE WEBS OF ANY WEBS INDEX SERIES OR THE ISSUER THEREOF. NEITHER MSCI NOR EITHER OF ITS OWNERS HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OF THE WEBS OF ANY WEBS INDEX SERIES OR THE OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES INTO CONSIDERATION IN DETERMINING,
COMPOSING, CALCULATING OR DISSEMINATING THE RESPECTIVE MSCI INDICES. NEITHER MSCI NOR EITHER OF ITS OWNERS IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE WEBS OF ANY WEBS INDEX SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE WEBS OF ANY WEBS INDEX SERIES ARE REDEEMABLE. NEITHER MSCI NOR EITHER OF ITS OWNERS HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE WEBS OF ANY WEBS INDEX SERIES.

     ALTHOUGH MSCI AND CAPITAL, WHICH IS PRIMARILY RESPONSIBLE FOR FORMULATING THE MSCI INDICES, SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES WHICH THEY CONSIDER RELIABLE, NEITHER MSCI NOR CAPITAL GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY MSCI INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER MSCI NOR CAPITAL MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED UNDER ANY LICENSE AGREEMENT OR FOR ANY OTHER USE. NEITHER MSCI NOR
CAPITAL MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR CAPITAL HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                         ------------------------------
     The information contained herein regarding MSCI, the MSCI Indices, local securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.

                            SUMMARY OF FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses an investor will bear directly and indirectly with respect to each WEBS Index Series of the Fund. The tables show all expenses and fees the Fund is expected to incur. The information under "Annual Series Operating Expenses" is based on actual expenses incurred by the Fund in the fiscal year ended August 31, 1998. The examples set forth below are presented for an investment of $1,000 (see next paragraph) as required by rules of the SEC. THE EXAMPLES IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The notes to the tables and the information under "Explanation of Tables" should be carefully reviewed when reading the tables.


     As of August 31, 1998, the values of the portfolio of index securities comprising a deposit of a designated portfolio of equity securities constituting an optimized representation of the subject MSCI Index ("Deposit Securities") for an in-kind purchase or redemption of a Creation Unit of WEBS of each WEBS Index Series were as follows: the Australia WEBS Index Series, $1,517,325; the Austria WEBS Index Series, $1,039,133; the Belgium WEBS Index Series, $849,303; the Canada WEBS Index Series, $1,031,561; the France WEBS Index Series, $3,817,926; the Germany WEBS Index Series, $6,125,671; the Hong Kong WEBS Index Series, $493,572; the Italy WEBS Index Series, $3,699,894; the Japan WEBS Index Series, $5,019,697; the Malaysia (Free) WEBS Index Series, $146,588; the Mexico (Free) WEBS Index Series, $841,329; the Netherlands WEBS Index Series, $1,238,077; the Singapore (Free) WEBS Index Series, $323,167; the Spain WEBS Index Series, $1,831,144; the Sweden WEBS Index Series, $1,433,620; the Switzerland WEBS Index Series, $2,009,163; and the United Kingdom WEBS Index Series, $3,694,234. The foregoing values are based on information available on August 31, 1998. The actual dollar values on any particular day will fluctuate and may be greater or less than such values. For additional information, please refer to "Creation Units" on page 42 of this Prospectus.

                                                     AUSTRALIA        AUSTRIA        BELGIUM          CANADA          FRANCE
                                                       WEBS            WEBS            WEBS            WEBS            WEBS
                                                   INDEX SERIES    INDEX SERIES    INDEX SERIES    INDEX SERIES    INDEX SERIES
                                                   ------------    ------------    ------------    ------------    ------------

A. Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases of
     Creation Units of WEBS (as a percentage of
     amount of investment) .........................    None             None           None             None            None
   Maximum Transaction Fee (a) for Purchase of
     one Creation Unit of WEBS:
     In-kind and Cash Purchases (b) ................  $2,200           $1,700         $1,500           $3,600          $3,400
     Additional Variable Charge for Cash
       Purchases (NOTE - The Fund will not
       ordinarily permit cash purchases.)(b) .......    .60%             .67%           .30%             .30%            .25%
   Deferred Sales Load .............................    None             None           None             None            None
   Maximum Redemption Transaction Fee (a) for
     Redemption of one Creation Unit of WEBS:
   In-kind and Cash Redemptions (c) ................  $2,200           $1,700         $1,500           $3,600          $3,400
   Additional Variable Charge for Cash Redemptions
     (NOTE - The Fund will not ordinarily permit
     cash redemptions.) (c) ........................    .60%             .67%           .30%             .30%            .25%
B. Annual Series Operating Expenses (as a percentage
   of average net assets)
   Management Fees .................................    .27%             .27%           .27%             .27%            .27%
   12b-1 Fees (d) ..................................    .20%             .20%           .20%             .20%            .20%
   Other Expenses ..................................    .58%             .94%           .57%             .67%            .71%
                                                      ------           ------         ------           ------          ------
   Total Operating Expenses ........................   1.05%            1.41%          1.04%            1.14%           1.18%
                                                      ======           ======         ======           ======          ======



                                                         GERMANY         HONG KONG        ITALY           JAPAN
                                                          WEBS             WEBS            WEBS            WEBS
                                                      INDEX SERIES     INDEX SERIES    INDEX SERIES    INDEX SERIES
                                                      ------------   ----------------  ------------    ------------

A. Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases of
     Creation Units of WEBS (as a percentage of
     amount of investment) .........................        None            None             None           None
   Maximum Transaction Fee (a) for Purchase of
     one Creation Unit of WEBS:

     In-kind and Cash Purchases (b) ................      $2,500          $4,000           $2,100         $7,600
     Additional Variable Charge for Cash
       Purchases (NOTE - The Fund will not
       ordinarily permit cash purchases.)(b) .......        .25%            .60%             .30%           .15%
   Deferred Sales Load .............................        None            None             None           None
   Maximum Redemption Transaction Fee (a) for
     Redemption of one Creation Unit of WEBS:
   In-kind and Cash Redemptions (c) ................      $2,500          $4,000           $2,100         $7,600
   Additional Variable Charge for Cash Redemptions
     (NOTE - The Fund will not ordinarily permit
     cash redemptions.) (c) ........................        .25%            .60%             .30%           .40%
B. Annual Series Operating Expenses (as a percentage
   of average net assets)
   Management Fees .................................        .27%            .27%             .27%           .27%
   12b-1 Fees (d) ..................................        .20%            .20%             .20%           .20%
   Other Expenses ..................................        .61%            .62%             .55%           .57%
                                                          ------          ------           ------         ------
   Total Operating Expenses ........................       1.08%           1.09%            1.02%          1.04%
                                                          ======          ======           ======         ======

                                                             MALAYSIA         MEXICO                        SINGAPORE
                                                              (FREE)          (FREE)        NETHERLANDS       (FREE)
                                                               WEBS            WEBS            WEBS            WEBS
                                                           INDEX SERIES    INDEX SERIES    INDEX SERIES    INDEX SERIES
                                                           -------------   ------------    -------------   ------------

A. Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases of
     Creation Units of WEBS (as a percentage of
     amount of investment) ................................     None             None             None           None
   Maximum Transaction Fee (a) for Purchase of
     one Creation Unit of WEBS:
     In-kind and Cash Purchases (b) .......................   $4,600*          $2,600           $1,900         $2,500
   Additional Variable Charge for Cash Purchases
     (NOTE - The Fund will not ordinarily permit
     cash purchases.)(b) ..................................   1.07%*             .50%             .25%          1.30%
   Deferred Sales Load ....................................     None             None             None           None
   Maximum Redemption Transaction Fee (a) for
     Redemption of one Creation Unit of WEBS:
   In-kind and Cash Redemptions (c) .......................  $4,600*           $2,600           $1,900         $2,500
   Additional Variable Charge for Cash Redemptions
     (NOTE - The Fund will not ordinarily permit
     cash redemptions.) (c) ...............................   1.07%*             .50%             .25%          1.30%
B. Annual Series Operating Expenses (as a percentage
   of average net assets)
   Management Fees ........................................     .27%             .27%             .27%           .27%
   12b-1 Fees (d) .........................................     .20%             .20%             .20%           .20%
   Other Expenses .........................................     .62%             .87%             .65%           .61%
                                                             -------           ------           ------         ------
   Total Operating Expenses ...............................    1.09%            1.34%            1.12%          1.08%
                                                             =======           ======           ======         ======


                                                                                                               UNITED
                                                               SPAIN           SWEDEN       SWITZERLAND       KINGDOM
                                                                WEBS            WEBS            WEBS            WEBS
                                                            INDEX SERIES    INDEX SERIES    INDEX SERIES    INDEX SERIES
                                                            ------------    ------------    ------------    ------------

A. Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases of
     Creation Units of WEBS (as a percentage of
     amount of investment) ................................       None            None            None            None
   Maximum Transaction Fee (a) for Purchase of
     one Creation Unit of WEBS:
     In-kind and Cash Purchases (b) .......................     $2,400          $2,700          $2,200          $5,300
   Additional Variable Charge for Cash Purchases
     (NOTE - The Fund will not ordinarily permit
     cash purchases.)(b) ..................................       .25%            .30%            .40%            .25%
   Deferred Sales Load ....................................       None            None            None            None
   Maximum Redemption Transaction Fee (a) for
     Redemption of one Creation Unit of WEBS:
   In-kind and Cash Redemptions (c) .......................     $2,400          $2,700          $2,200          $5,300
   Additional Variable Charge for Cash Redemptions
     (NOTE - The Fund will not ordinarily permit
     cash redemptions.) (c) ...............................       .45%            .30%            .40%            .75%
B. Annual Series Operating Expenses (as a percentage
   of average net assets)
   Management Fees ........................................       .27%            .27%            .27%            .27%
   12b-1 Fees (d) .........................................       .20%            .20%            .20%            .20%
   Other Expenses .........................................       .64%            .70%            .68%            .56%
                                                                ------          ------          ------          ------
   Total Operating Expenses ...............................      1.11%           1.17%           1.15%           1.03%
                                                                ======          ======          ======          ======

* In light of the capital restrictions imposed by the government of Malaysia on September 1, 1998, the Fund has suspended ceations, and discourages redemptions, of Creation Units of the Malaysia (Free) WEBS Index Series. See "Investment Considerations and Risks - Special Considerations Regarding the Malaysia (Free) WEBS Index Series."

-----------------

(a) In addition to Transaction Fees shown, an investor purchasing a Creation Unit of WEBS will bear the costs of transferring the securities in the Portfolio Deposit (defined herein) to the Fund and an investor redeeming Creation Units will bear the costs of transferring securities in the Portfolio Deposit from the Fund to the investor. In each case, such costs will include settlement and custody charges, registration costs, transfer taxes and similar charges. As some of such costs are fixed, the cost of transferring Deposit Securities relating to multiple Creation Units of WEBS of the same WEBS Index Series may be proportionally less than the cost of transferring Deposit Securities relating to one Creation Unit. Such costs would not be incurred in the case of cash creations and redemptions, should they be permitted by the Fund. See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units."


(b) Paid to the Fund to offset transaction costs incurred by each WEBS Index Series in connection with the issuance of a Creation Unit. The purchase transaction fee is not a sales charge. The purchase transaction fees listed are the fees expected to be imposed in connection with the purchase of Creation Units of a given WEBS Index Series. The basic purchase transaction fees for in-kind and cash purchases are the same no matter how many Creation Units of a given WEBS Index Series are being purchased pursuant to any one purchase order except in the case of the Malaysia (Free) WEBS Index Series where the amount shown reflects inclusion of a variable charge based on the total market value of one Creation Unit of the relevant WEBS Index Series. The variable charge represents stamp duty or "put through" fees imposed when securities are delivered in the local market. The charge for Malaysia is .30% of market value. The Fund may adjust such fees from time to time based upon actual experience. Cash purchases of Creation Units, when available, are also subject to an Additional Variable Charge, expressed as a percentage of the value of the Portfolio Deposit. The Fund will not ordinarily permit cash purchases. See "Purchase and Issuance of WEBS in Creation Units."


(c) Paid to the Fund to offset transaction costs incurred by each WEBS Index Series in connection with the redemption of a Creation Unit. The redemption transaction fees listed are the fees expected to be imposed in connection with the redemption of Creation Units of a given WEBS Index Series. The basic redemption transaction fees are the same no matter how many Creation Units of a given WEBS Index Series are being redeemed pursuant to any one redemption request. The Fund may adjust such fees from time to time based upon actual experience. Cash redemptions of Creation Units, when available, are also subject to an Additional Variable Charge, expressed as a percentage of the value of the Creation Unit(s) being redeemed. The Fund does not ordinarily permit cash redemptions. See "Redemption of WEBS in Creation Units."

(d) All payments by the Fund to the Distributor will be made pursuant to the Fund's Rule 12b-1 Plan at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed .25% of the Fund's average daily net assets. The Board of Directors has determined to limit the annual fee payable under the Rule 12b-1 Plan with respect to each WEBS Index Series so as not to exceed .20% of the average daily net assets of each WEBS Index Series until further notice. See "Management of the Fund -- Distributor." A long-term shareholder of a WEBS Index Series may pay more in total sales charges than the economic equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National Association of Securities Dealers, Inc. In addition, the Distributor has entered into agreements whereby certain broker-dealers and/or their salespersons may receive a portion of the Rule 12b-1 fee to compensate them for their distribution of WEBS and/or for services provided to their shareholders or to the Fund. For additional information on these compensation arrangements, see "Investment Advisory, Management, Administrative and Distribution Services -- The Distributor" in the Statement of Additional Information.

EXPLANATION OF TABLES

A. Shareholder Transaction Expenses are charges that investors pay to buy or sell Creation Units of the Fund. The figures in the table are estimates and actual shareholder transaction expenses may vary from such estimates. See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units" in this Prospectus and in the Statement of Additional Information for an explanation of how these charges apply.

B. Annual Series Operating Expenses are based on actual expenses incurred by the Fund for the fiscal year ended August 31, 1998. Actual expenses may vary and will be affected by, among other things, the levels of average net assets of a WEBS Index Series and the Fund. Management fees are paid to the Adviser to provide each WEBS Index Series with investment advisory, management and certain administrative services. "Other Expenses" include fees paid to the Administrator to provide the Fund with administrative and fund accounting services. From time to time, the Administrator may waive the administration fees otherwise payable to it or may reimburse the Fund for its operating expenses. Distribution fees are paid to the Distributor, to compensate the Distributor and/or reimburse it for certain expenses and for payments made to dealers and other persons providing distribution, marketing and shareholder services to the Fund. See "Management of the Fund" for additional information.

EXAMPLES OF EXPENSES

(a) WEBS in less than Creation Units are not redeemable. The Fund redeems Creation Units principally on an in-kind basis for Deposit Securities. See "Redemption of WEBS in Creation Units" herein and in the Statement of Additional Information. If an investor were permitted to purchase and redeem less than a Creation Unit of WEBS on an in-kind basis, such investor would pay the following expenses on a $1,000 investment (payment with a deposit of Deposit Securities), assuming (1) a 5% annual return and (2) redemption (delivery of Deposit Securities), at the end of each indicated time period:

                                                     1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                       ($)          ($)           ($)           ($)
                                                     ------       -------       -------      --------

      Australia WEBS Index Series .................   13.53        36.17          60.62        130.57
      Austria WEBS Index Series ...................   17.69        47.87          80.21        171.56
      Belgium WEBS Index Series ...................   14.66        37.08          61.28        130.58
      Canada WEBS Index Series ....................   18.85        43.33          69.72        144.97
      France WEBS Index Series ....................   13.79        39.18          66.52        144.40
      Germany WEBS Index Series ...................   11.83        35.13          60.27        132.12
      Hong Kong WEBS Index Series. ................   27.67        51.00          76.16        148.05
      Italy WEBS Index Series .....................   11.62        33.65          57.44        125.60
      Japan WEBS Index Series. ....................   13.61        36.04          60.26        129.59
      Malaysia (Free) WEBS Index Series ...........   69.01        91.85         116.48        186.87
      Mexico (Free) WEBS Index Series .............   20.01        48.69          79.46        166.61
      Netherlands WEBS Index Series ...............   14.63        38.74          64.74        138.94
      Singapore (Free) WEBS Index Series ..........   26.06        49.19          74.15        145.49
      Spain WEBS Index Series .....................   13.98        37.89          63.67        137.29
      Sweden WEBS Index Series ....................   15.81        40.97          68.06        145.25
      Switzerland WEBS Index Series ...............   13.97        38.73          65.40        141.45
      United Kingdom WEBS Index Series ............   13.35        35.58          59.58        128.30


(b) Such an investor would pay the following expenses on the same investment, assuming no redemptions:

                                                     1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                       ($)          ($)           ($)           ($)
                                                     ------       -------       -------      --------

      Australia WEBS Index Series .................   12.11        34.75          59.20        129.15
      Austria WEBS Index Series ...................   16.01        46.18          78.52        169.87
      Belgium WEBS Index Series ...................   12.62        35.04          59.25        128.54
      Canada WEBS Index Series ....................   15.21        39.70          66.08        141.34
      France WEBS Index Series ....................   12.90        38.29          65.64        143.51
      Germany WEBS Index Series ...................   11.42        34.72          59.85        131.71
      Hong Kong WEBS Index Series. ................   19.34        42.67          67.83        139.72
      Italy WEBS Index Series .....................   11.01        33.03          56.83        124.99
      Japan WEBS Index Series. ....................   12.10        34.53          58.75        128.08
      Malaysia (Free) WEBS Index Series ...........   39.90        62.74          87.37        157.76
      Mexico (Free) WEBS Index Series .............   16.80        45.48          76.26        163.41
      Netherlands WEBS Index Series ...............   13.01        37.13          63.12        137.32
      Singapore (Free) WEBS Index Series ..........   18.49        41.63          66.58        137.93
      Spain WEBS Index Series .....................   12.64        36.55          62.33        135.95
      Sweden WEBS Index Series ....................   13.86        39.01          66.10        143.29
      Switzerland WEBS Index Series ...............   12.84        37.60          64.27        140.32
      United Kingdom WEBS Index Series ............   11.92        34.14          58.14        126.86

     The examples above illustrate the estimated expenses associated with a $1,000 investment in a Creation Unit of WEBS on an in-kind basis over periods of 1, 3, 5 and 10 years, based on the expenses in the table and an assumed annual rate of return of 5%. The presentation of a $1,000 investment in a Creation Unit is for ILLUSTRATION PURPOSES ONLY, AS WEBS MAY ONLY BE PURCHASED FROM THE FUND OR REDEEMED BY THE FUND IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED WEBS INDEX SERIES EXPENSES OR PERFORMANCE, BOTH OF WHICH MAY VARY. The expenses associated with a $1,000 investment in WEBS include a pro rata portion of shareholder transaction expenses associated with the purchase or sale of a Creation Unit, which would have been valued as of August 31, 1998 at between $158,001 and $6,076,689 depending on the WEBS Index Series, assuming for this purpose that the net asset value of a Creation Unit was the same as the value of the Deposit Securities as of such date. See the second paragraph under "Summary of Fund Expenses."

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


     The following tables set forth certain information concerning the investment results of each WEBS Index Series. The financial highlights for the periods indicated have been audited by Ernst & Young LLP, independent auditors, whose current report on the financial statements and financial highlights of the Fund is incorporated by reference in the Statement of Additional Information. The tables should be read in conjunction with the financial statements and related notes incorporated by reference in the Statement of Additional Information. The financial data for each WEBS Index Series for the fiscal period ended August 31, 1996 and the fiscal years ended August 31, 1997 and 1998 are a part of previous financial statements audited by Ernst & Young LLP. Further information about the performance of the Fund is available in the annual report to shareholders, which may be obtained free of charge by calling the Distributor at 1-800-810-WEBS (9327).


                                                        AUSTRALIA WEBS INDEX SERIES       AUSTRIA WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 10.35    $ 10.15    $ 9.95(1)   $ 10.51    $ 10.40   $ 10.91(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.23       0.17      0.10         0.06      (0.02)     0.04
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies .......................................   (2.60)      0.47      0.29         0.20       0.13     (0.41)
                                                       -------    -------   -------      -------    -------   -------
      Net increase/(decrease) in net assets resulting
        from operations ..............................   (2.37)      0.64      0.39         0.26       0.11     (0.37)
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ...............   (0.23)     (0.16)    (0.08)       (0.04)        --     (0.02)
  Dividends in excess of net investment income .......    0.00**    (0.04)    (0.05)       (0.01)        --     (0.01)
  Distributions from net realized gains ..............      --      (0.04)    (0.02)       (0.61)        --     (0.03)
  Distributions in excess of net realized gains ......      --         --        --         0.00**       --        --
  Return of capital ..................................      --      (0.20)    (0.04)        0.00**       --     (0.08)
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions ..............   (0.23)    (0.44)     (0.19)       (0.66)        --     (0.14)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ..................... $  7.75    $ 10.35   $ 10.15      $ 10.11    $ 10.51   $ 10.40
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) ..........................  (23.11)%     6.23%     3.88%(4)     2.16%      1.06%    (3.39)%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ............... $34,099    $41,406   $12,177      $ 8,085    $ 4,205   $13,520
  Ratios of expenses to average net assets (5) .......    1.05%     1.33%      1.59%(3)     1.41%      1.68%     1.56%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ...........................    2.38%      1.57%     2.18%(3)     0.51%     (0.22)%    0.87%(3)
  Portfolio turnover (6) .............................    1.49%      5.30%     8.84%(4)    36.14%     28.47%     9.60%(4)
  Average commission rate paid(7) .................... $0.0116    $0.0182   $0.0085      $0.1627    $0.1719   $0.2986

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets
  before waivers .....................................      --       1.33%     1.60%(3)       --       1.69%     1.57%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers ..........................      --       1.57%     2.17%(3)       --      (0.22)%    0.86%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.



                                                        BELGIUM WEBS INDEX SERIES
                                                      ------------------------------
                                                      FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR      PERIOD
                                                       ENDED      ENDED    03/12/96*
                                                      08/31/98   08/31/97   08/31/96
                                                      --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 15.64    $ 14.99   $ 14.92(1)
                                                       -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.24       0.77      0.40
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies .......................................    6.09       0.62      0.36
                                                       -------    -------   -------
      Net increase/(decrease) in net assets resulting
        from operations ..............................    6.33       1.39      0.76
                                                       -------    -------   -------
Less Distributions
  Dividends from net investment income ...............   (0.27)     (0.33)    (0.54)
  Dividends in excess of net investment income .......   (1.21)     (0.28)    (0.09)
  Distributions from net realized gains ..............   (1.99)     (0.12)    (0.06)
  Distributions in excess of net realized gains ......      --         --        --
  Return of capital ..................................   (0.10)     (0.01)       --
                                                       -------    -------   -------
      Total dividends and distributions ..............   (3.57)     (0.74)    (0.69)
                                                       -------    -------   -------
  Net asset value, end of period ..................... $ 18.40    $ 15.64   $ 14.99
                                                       =======    =======   =======
Total Investment Return (2) ..........................   39.42%      9.26%     5.01%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ............... $25,765    $32,528   $ 1,800
  Ratios of expenses to average net assets (5) .......    1.04%      1.24%     2.29%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ...........................    1.28%      4.63%     5.67%(3)
  Portfolio turnover (6) .............................   50.46%     16.83%     6.25%(4)
  Average commission rate paid(7) .................... $0.2648    $0.3379   $0.4327

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets
  before waivers .....................................      --       1.24%     2.30%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers ..........................      --       4.63%     5.66%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                                         CANADA WEBS INDEX SERIES          FRANCE WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 13.43    $ 10.60   $ 10.17(1)   $ 14.50    $ 12.73   $ 12.42(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.07       0.05      0.04         0.30       0.17      0.17
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................    (2.89)      2.97      0.43         4.76       1.95      0.45
                                                       -------    -------   -------      -------    -------   -------
      Net increase/(decrease) in net assets resulting
        from operations .............................    (2.82)      3.02      0.47         5.06       2.12      0.62
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.13)     (0.05)    (0.03)       (0.19)     (0.15)    (0.09)
  Dividends in excess of net investment income ......    (0.00)**   (0.00)**  (0.01)       (0.03)        --     (0.01)
  Distributions from net realized gains .............    (0.58)     (0.14)       --        (0.13)     (0.20)     0.00**
  Distributions in excess of net realized gains .....       --         --      0.00**      (0.01)        --        --
  Return of capital .................................       --         --      0.00**      (0.07)        --     (0.21)
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions .............    (0.71)    (0.19)     (0.04)       (0.43)     (0.35)    (0.31)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ....................  $  9.90    $ 13.43   $ 10.60      $ 19.13    $ 14.50   $ 12.73
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) .........................   (21.69)%    28.50%     4.63%(4)    34.77%     16.60%     4.95%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $ 6,932    $24,168   $13,776      $45,922    $14,519   $22,930
  Ratios of expenses to average net assets (5) ......     1.14%     1.35%      1.44%(3)     1.18%      1.52%     1.84%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     0.46%      0.39%     0.79%(3)     1.58%      1.17%     2.72%(3)
  Portfolio turnover (6) ............................     3.70%     11.02%     0.00%(4)     5.65%      7.13%     0.00%(4)
  Average commission rate paid(7) ...................  $0.0210    $0.0217        --      $0.0376    $0.0137   $0.3956

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout  the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.36%     1.45%(3)       --       1.52%     1.85%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       0.39%     0.78%(3)       --       1.17%     2.71%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.



                                                        GERMANY WEBS INDEX SERIES
                                                      ------------------------------
                                                      FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR      PERIOD
                                                       ENDED      ENDED    03/12/96*
                                                      08/31/98   08/31/97   08/31/96
                                                      --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 16.31    $ 13.64   $ 13.23(1)
                                                       -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.29       0.03      0.06
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................     3.92       2.77      0.47
                                                       -------    -------   -------
      Net increase/(decrease) in net assets resulting
        from operations .............................     4.21       2.80      0.53
                                                       -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.17)     (0.03)    (0.03)
  Dividends in excess of net investment income ......    (0.01)     (0.01)    (0.01)
  Distributions from net realized gains .............    (0.01)     (0.07)       --
  Distributions in excess of net realized gains .....     0.00**       --     (0.01)
  Return of capital .................................    (0.08)     (0.02)    (0.07)
                                                       -------    -------   -------
      Total dividends and distributions .............    (0.27)     (0.13)    (0.12)
                                                       -------    -------   -------
  Net asset value, end of period ....................  $ 20.25    $ 16.31   $ 13.64
                                                       =======    =======   =======
Total Investment Return (2) .........................    25.69%     20.51%     4.00%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $72,934    $24,486   $28,664
  Ratios of expenses to average net assets (5) ......     1.08%      1.37%     1.68%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     1.43%      0.23%     1.00%(3)
  Portfolio turnover (6) ............................     0.64%      9.04%     0.00%(4)
  Average commission rate paid(7) ...................  $0.1392    $0.0236        --

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout  the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.37%     1.69%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       0.22%     0.99%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                                        HONG KONG WEBS INDEX SERIES        ITALY WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 14.73    $ 13.05   $ 12.83(1)   $ 16.66    $ 13.79   $ 13.62(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.35       0.26      0.15         0.18       0.12      0.25
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................    (8.27)      2.12      0.27         7.94       3.10       0.31
                                                       -------    -------   -------      -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................    (7.92)      2.38      0.42         8.12       3.22      0.56
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.28)     (0.21)    (0.13)       (0.18)     (0.11)    (0.14)
  Dividends in excess of net investment income ......     0.00**    (0.01)    (0.02)       (1.02)     (0.24)    (0.03)
  Distributions from net realized gains .............       --      (0.34)    (0.01)       (0.69)        --     (0.14)
  Distributions in excess of net realized gains .....       --       0.00**      --           --         --        --
  Return of capital .................................    (0.12)     (0.14)    (0.04)          --         --     (0.08)
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions .............    (0.40)     (0.70)    (0.20)       (1.89)     (0.35)    (0.39)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ....................  $  6.41    $ 14.73   $ 13.05      $ 22.89    $ 16.66   $ 13.79
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) .........................   (54.22)%    17.80%     3.22%(4)    47.66%     23.37%     4.11%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $49,973    $25,417   $ 7,845      $58,368    $32,495   $35,170
  Ratios of expenses to average net assets (5) ......     1.09%      1.43%     1.52%(3)     1.02%      1.33%     1.43%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     3.76%      1.71%     2.37%(3)     0.76%      0.76%     3.69%(3)
  Portfolio turnover (6) ............................    21.50%     22.90%     0.00%(4)     8.16%     13.70%    19.80%(4)
  Average commission rate paid(7) ...................  $0.0061    $0.0058   $0.0007      $0.0082    $0.0045   $0.0046

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout  the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.43%     1.53%(3)       --       1.33%     1.44%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       1.71%     2.36%(3)       --       0.76%     3.68%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.



                                                         JAPAN WEBS INDEX SERIES
                                                      ------------------------------
                                                      FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR      PERIOD
                                                       ENDED      ENDED    03/12/96*
                                                      08/31/98   08/31/97   08/31/96
                                                      --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 12.61    $ 14.33   $ 14.79(1)
                                                       -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........    (0.02)     (0.06)    (0.07)
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................    (4.19)     (1.65)    (0.39)
                                                       -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................    (4.21)     (1.71)    (0.46)
                                                       -------    -------   -------
Less Distributions
  Dividends from net investment income ..............       --         --        --
  Dividends in excess of net investment income ......       --         --        --
  Distributions from net realized gains .............     0.00**       --        --
  Distributions in excess of net realized gains .....       --      (0.01)       --
  Return of capital .................................    (0.01)        --        --
                                                       -------    -------   -------
      Total dividends and distributions .............    (0.01)    (0.01)        --
                                                       -------    -------   -------
  Net asset value, end of period ....................   $ 8.39    $ 12.61   $ 14.33
                                                       =======    =======   =======
Total Investment Return (2) .........................   (33.38)%   (11.97)%   (3.11)%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) .............. $201,485   $158,957  $103,164
  Ratios of expenses to average net assets (5) ......     1.04%      1.19%     1.37%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................    (0.21)%    (0.48)%   (1.01)%(3)
  Portfolio turnover (6) ............................     0.00%     12.90%    21.54%(4)
  Average commission rate paid(7) ................... $ 0.0016   $ 0.0162  $ 0.0152

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout  the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.19%     1.38%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --      (0.48)%   (1.02)%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                                              MALAYSIA (FREE)                   MEXICO (FREE)
                                                             WEBS INDEX SERIES                WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............   $ 8.23    $ 13.80   $ 13.24(1)   $ 15.11    $ 11.52   $  9.95(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.06       0.01     (0.02)        0.09       0.02      0.00**
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................    (6.10)     (5.55)     0.59        (6.71)      4.07      1.59
                                                       -------    -------   -------      -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................    (6.04)     (5.54)     0.57        (6.62)      4.09      1.59
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.05)      0.00**      --        (0.09)     (0.01)       --
  Dividends in excess of net investment income ......       --      (0.01)       --           --      (0.01)    (0.01)
  Distributions from net realized gains .............       --         --        --        (0.29)     (0.44)       --
  Distributions in excess of net realized gains .....       --         --        --           --         --        --
  Return of capital .................................    (0.03)     (0.02)    (0.01)          --      (0.04)    (0.01)
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions .............    (0.08)     (0.03)    (0.01)       (0.38)     (0.50)    (0.02)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ....................  $  2.11    $  8.23   $ 13.80      $  8.11    $ 15.11   $ 11.52
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) .........................   (73.57)%   (40.20)%    4.28%(4)   (44.18)%    35.21%    15.93%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $35,867    $12,339   $ 9,318      $ 7,296    $16,627   $ 5,759
  Ratios of expenses to average net assets (5) ......     1.09%      1.46%     1.58%(3)     1.34%      1.63%     1.75%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     1.40%      0.04%    (0.35)%(3)    0.60%      0.14%     0.01%(3)
  Portfolio turnover (6) ............................     2.11%      0.00%     0.00%(4)    14.05%     22.80%     0.00%(4)
  Average commission rate paid(7) ...................  $0.0012         --        --      $0.0065    $0.0066        --

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average shares outstanding throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.47%     1.59%(3)       --       1.63%     1.76%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       0.04%    (0.36)%(3)      --       0.13%     0.00%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.



                                                               NETHERLANDS
                                                            WEBS INDEX SERIES
                                                      ------------------------------
                                                      FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR      PERIOD
                                                       ENDED      ENDED    03/12/96*
                                                      08/31/98   08/31/97   08/31/96
                                                      --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 21.42    $ 17.36   $ 15.91(1)
                                                       -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.25       0.11      0.24
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................     3.53       4.79      1.54
                                                       -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................     3.78       4.90      1.78
                                                       -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.16)     (0.10)    (0.14)
  Dividends in excess of net investment income ......       --      (0.01)    (0.01)
  Distributions from net realized gains .............    (1.47)     (0.71)    (0.08)
  Distributions in excess of net realized gains .....       --         --     (0.01)
  Return of capital .................................    (0.07)     (0.02)    (0.09)
                                                       -------    -------   -------
      Total dividends and distributions .............    (1.70)     (0.84)    (0.33)
                                                       -------    -------   -------
  Net asset value, end of period ....................  $ 23.50    $ 21.42   $ 17.36
                                                       =======    =======   =======
Total Investment Return (2) .........................    17.41%     28.04%    11.19%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $22,349    $ 9,661   $ 6,962
  Ratios of expenses to average net assets (5) ......     1.12%     1.46%      1.63%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     1.00%      0.54%     2.93%(3)
  Portfolio turnover (6) ............................    15.81%     12.68%     4.32%(4)
  Average commission rate paid(7) ...................  $0.0464    $0.0354   $0.0651

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average shares outstanding throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.46%     1.64%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       0.53%     2.92%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                                                 SINGAPORE
                                                         (FREE) WEBS INDEX SERIES         SPAIN WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............   $ 8.66    $ 11.38   $ 12.24(1)   $ 18.49    $ 14.09   $ 13.28(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.07       0.00**    0.04         0.16       0.19      0.14
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................    (5.37)     (2.67)    (0.86)        5.94       5.33      0.98
                                                       -------    -------   -------      -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................    (5.30)     (2.67)    (0.82)        6.10       5.52      1.12
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.04)      0.00**   (0.03)       (0.12)     (0.12)    (0.18)
  Dividends in excess of net investment income ......    (0.01)     (0.01)    (0.01)       (0.02)     (0.05)       --
  Distributions from net realized gains .............       --      (0.02)       --        (0.55)     (0.86)    (0.13)
  Distributions in excess of net realized gains .....       --         --        --           --         --        --
  Return of capital .................................    (0.01)     (0.02)       --        (0.06)     (0.09)       --
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions .............    (0.06)     (0.05)    (0.04)       (0.75)     (1.12)    (0.31)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ....................  $  3.30    $  8.66   $ 11.38      $ 23.84    $ 18.49   $ 14.09
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) .........................   (61.29)%   (23.48)%   (6.73)%(4)   32.58%     39.15%     8.45%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $47,248    $14,722   $ 9,107      $25,029    $ 8,321   $ 4,227
  Ratios of expenses to average net assets (5) ......     1.08%      1.43%     1.56%(3)     1.11%      1.67%     1.76%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     1.17%      0.03%     0.69%(3)     0.61%      1.04%     2.04%(3)
  Portfolio turnover (6) ............................    67.17%     13.40%    26.29%(4)     9.10%     19.21%     4.73%(4)
  Average commission rate paid(7) ...................  $0.0030    $0.0076   $0.0118      $0.0348    $0.0344   $0.0723

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.43%     1.57%(3)       --       1.67%     1.77%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --       0.03%     0.68%(3)       --       1.04%     2.03%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.



                                                        SWEDEN WEBS INDEX SERIES
                                                      ------------------------------
                                                      FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR      PERIOD
                                                       ENDED      ENDED    03/12/96*
                                                      08/31/98   08/31/97   08/31/96
                                                      --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 18.32    $ 14.67   $ 13.22(1)
                                                       -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........     0.10      (0.03)     0.20
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................     0.95       4.45      1.67
                                                       -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................     1.05       4.42      1.87
                                                       -------    -------   -------
Less Distributions
  Dividends from net investment income ..............    (0.08)        --     (0.23)
  Dividends in excess of net investment income ......    (0.01)        --     (0.07)
  Distributions from net realized gains .............    (0.86)     (0.77)    (0.12)
  Distributions in excess of net realized gains .....    (0.01)        --        --
  Return of capital .................................    (0.02)        --        --
                                                       -------    -------   -------
      Total dividends and distributions .............    (0.98)     (0.77)    (0.42)
                                                       -------    -------   -------
  Net asset value, end of period ....................  $ 18.39    $ 18.32   $ 14.67
                                                       =======    =======   =======
Total Investment Return (2) .........................     5.48%     30.10%    14.13%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $13,791    $ 8,243   $ 4,400
  Ratios of expenses to average net assets (5) ......     1.17%      1.64%     1.75%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................     0.48%     (0.19)%    3.05%(3)
  Portfolio turnover (6) ............................    10.88%     13.71%     5.87%(4)
  Average commission rate paid(7) ...................  $0.0342    $0.0229   $0.0561

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of expenses to average net assets before
  waivers ...........................................       --       1.64%     1.76%(3)
Ratios of net investment income/(loss) to average
  net assets before waivers .........................       --      (0.19)%    3.04%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                                                                               UNITED KINGDOM
                                                       SWITZERLAND WEBS INDEX SERIES          WEBS INDEX SERIES
                                                      -------------------------------   ------------------------------
                                                       FOR THE    FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD
                                                        ENDED      ENDED    03/12/96*-    ENDED      ENDED   03/12/96*-
                                                      08/31/98   08/31/97    08/31/96   08/31/98   08/31/97   08/31/96
                                                      --------   --------   ---------   --------   --------  ---------
Per Share Operating Performance
  Net asset value, beginning of period ..............  $ 13.79    $ 12.29   $ 12.07(1)   $ 16.50    $ 13.15   $ 12.14(1)
                                                       -------    -------   -------      -------    -------   -------
  Net investment income/(loss) ((DAGGER)) ...........    (0.00)**   (0.04)     0.08         0.37       0.38      0.21
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other assets
    and liabilities denominated in foreign
    currencies ......................................     3.01       2.11      0.24         2.12       3.62      1.06
                                                       -------    -------   -------      -------    -------   -------
  Net increase/(decrease) in net assets resulting
    from operations .................................     3.01       2.07      0.32         2.49       4.00      1.27
                                                       -------    -------   -------      -------    -------   -------
Less Distributions
  Dividends from net investment income ..............       --         --     (0.10)       (0.29)     (0.32)    (0.20)
  Dividends in excess of net investment income ......    (0.01)        --        --        (0.04)     (0.06)    (0.03)
  Distributions from net realized gains .............    (1.21)     (0.57)       --        (0.11)     (0.17)     0.00**
  Distributions in excess of net realized gains .....       --         --        --           --         --        --
  Return of capital .................................    (0.03)      0.00**      --        (0.07)     (0.10)    (0.03)
                                                       -------    -------   -------      -------    -------   -------
      Total dividends and distributions .............    (1.25)     (0.57)    (0.10)       (0.51)     (0.65)    (0.26)
                                                       -------    -------   -------      -------    -------   -------
  Net asset value, end of period ....................  $ 15.55    $ 13.79   $ 12.29      $ 18.48    $ 16.50   $ 13.15
                                                       =======    =======   =======      =======    =======   =======
Total Investment Return (2) .........................    21.24%     16.69%     2.60%(4)    14.98%     30.48%    10.41%(4)
Ratios/ Supplemental Data
  Net assets, end of period (in 000's) ..............  $29,163    $13,805   $ 6,158      $62,846    $29,721   $15,790
  Ratios of expenses to average net assets (5) ......     1.15%      1.52%     1.82%(3)     1.03%      1.38%     1.61%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ..........................    (0.03)%    (0.29)%    1.39%(3)     1.90%      2.47%     3.62%(3)
  Portfolio turnover (6) ............................    43.09%     48.05%    17.06%(4)     2.83%      1.84%     0.00%(4)
  Average commission rate paid(7) ...................  $0.7980    $0.8788   $0.7852      $0.0356    $0.0314        --

----------------------
 *   Commencement of operations.
**   Less than one cent per share.
(DAGGER) Based on average  shares  outstanding  throughout the period.
(1)  Net asset value per share on March 12, 1996 (commencement of operations).
(2)  Total investment return is calculated  assuming a purchase of capital stock at net  asset  value per share on the first day and a sale at the net asset value  per  share on the last day of the  period  reported.  Dividends  and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the ex-dividend date.
(3)  Annualized
(4)  Not Annualized
(5)  Includes  voluntary waivers by the American Stock Exchange through December
     31,  1996.  If such  waivers  had not been made the ratios of  expenses  to average net assets and ratios of net  investment  income/(loss)  to average net assets would have been as follows:
Ratios of  expenses  to average net assets before
  waivers ...........................................       --       1.53%     1.83%(3)       --       1.38%     1.62%(3)
Ratios of net  investment income/(loss) to average
  net assets before waivers .........................       --      (0.29)%    1.38%(3)       --       2.47%     3.61%(3)
(6)  Excludes  portfolio  securities  received  or  delivered  as  a  result  of processing capital share transactions in Creation Unit(s).
(7)  Unaudited.

                                  THE FUND AND
                              ITS WEBS INDEX SERIES

WEBS INDEX FUND, INC. AND ITS INVESTMENT OBJECTIVE

     The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), organized as a series fund. Seventeen WEBS Index Series of the Fund currently issue shares: the Australia WEBS Index Series, the Austria WEBS Index Series, the Belgium WEBS Index Series, the Canada WEBS Index Series, the France WEBS Index Series, the Germany WEBS Index Series, the Hong Kong WEBS Index Series, the Italy WEBS Index Series, the Japan WEBS Index Series, the Malaysia (Free) WEBS Index Series, the Mexico (Free) WEBS Index Series, the Netherlands WEBS Index Series, the Singapore (Free) WEBS Index Series, the Spain WEBS Index Series, the Sweden WEBS Index Series, the Switzerland WEBS Index Series and the United Kingdom WEBS Index Series. Each of the Canada WEBS Index Series, the Japan WEBS Index Series and the United Kingdom WEBS Index Series is classified as a "diversified" investment company under the 1940 Act. Each of the other WEBS Index Series offered hereby is classified as a "non-diversified" investment company under the 1940 Act. The Board of Directors of the Fund may authorize additional WEBS Index Series in the future.

     The investment objective of each of the initial seventeen WEBS Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index. Each of the WEBS Index Series utilizes an MSCI Index that reflects the reinvestment of net dividends as its benchmark index (except for the MSCI Mexico
(Free) Index utilized by the Mexico (Free) WEBS Index Series, which reflects the reinvestment of gross dividends). See "The Benchmark MSCI Indices Utilized by the WEBS Index Series" below. Each MSCI Index is a market capital weighted index of equity securities traded on the principal securities exchange(s) and, in some cases, the over-the-counter market, of the respective country. The investment objective of each WEBS Index Series is a fundamental policy and cannot be changed without the approval of the holders of a majority of the respective WEBS Index Series' voting securities (as defined in the 1940 Act).

     There can be no assurance that the investment objective of any WEBS Index Series will be achieved. In this regard, it should be noted that the benchmark indices are unmanaged and bear no management, administration, distribution, transaction or other expenses or taxes, while each WEBS Index Series must bear these expenses and is also subject to a number of limitations on its investment flexibility. The WEBS Index Series utilize a portfolio sampling technique and do not invest in all of the securities in their respective MSCI Indices. As a result, a WEBS Index Series' performance will differ from that of the benchmark MSCI Index to a greater extent than if it invested in all of the securities in the benchmark. In addition, the MSCI Indices assume that dividends are received throughout a year ("dividend smoothing") while the WEBS Index Series record them on the ex date and this can cause the performance of a WEBS Index Series to diverge from that of its benchmark, particularly over periods of less than a year. See "Implementation of Policies." In addition, certain WEBS Index Series are subject to foreign tax withholding at rates different than those assumed by the relevant benchmark index. See "The Benchmark MSCI Indices Utilized by the WEBS Index Series." Investing in WEBS of a WEBS

Index Series involves special risks of investing in securities of the relevant foreign country. For a discussion of certain special considerations and risk factors relevant to an investment in WEBS, see "Investment Considerations and Risks."

WORLD EQUITY BENCHMARK SHARES: "WEBS"

     The shares of common stock, par value $.001 per share, of each WEBS Index Series are referred to herein as "World Equity Benchmark Shares" or "WEBS." EXCEPT WHEN AGGREGATED IN CREATION UNITS, WEBS ARE NOT REDEEMABLE SECURITIES OF THE FUND. The WEBS are listed for trading on the American Stock Exchange, Inc. (the "AMEX"). The non-redeemable WEBS trade on the AMEX during the day at prices that differ to some degree from their net asset value. See "Determination of Net Asset Value," "Exchange Listing and Trading of WEBS," "Investment Considerations and Risks" and "Redemption of WEBS in Creation Units."

WHO SHOULD INVEST?

     The WEBS of each WEBS Index Series of the Fund are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies located in the country of the subject MSCI Index. Unlike equity mutual funds that seek to "beat" market averages with unpredictable results, the WEBS Index Series seek to provide investment results that correspond generally to the price and yield performance of their respective benchmark indices.

     It is generally recognized that international diversification of an investment portfolio reduces risk. Many of the foreign equity securities held by the WEBS Index Series are difficult to purchase or hold, or are, as a practical matter, not available to retail investors. The Fund offers investors a convenient way to obtain indexed exposure to the equity markets of specific foreign countries. It should be noted, however, that the prices of WEBS of a particular WEBS Index Series may be volatile, and investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. No assurance can be given that any WEBS Index Series will achieve its stated objective and shareholders should understand that they will be exposed to the risks inherent in international equity investing. Because of the risks associated with international equity investments, a WEBS Index Series is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. See "Investment Considerations and Risks."

INVESTMENT POLICIES

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, each WEBS Index Series of the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark index by investing in a portfolio of stocks selected through the use of quantitative analytical procedures. Stocks are selected for inclusion in a WEBS Index Series in order to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the subject MSCI Index taken in its entirety. WEBS Index Series generally will not hold all of the stocks in their respective benchmark indices but will typically hold a representative subset of such stocks selected through the Adviser's application of portfolio sampling techniques. However, each WEBS Index Series reserves the right to invest in all of the stocks in its benchmark index and where a WEBS Index Series benchmark index is comprised of relatively few securities it may do so on a regular basis. In addition, a WEBS Index Series may hold stocks that are not in the relevant MSCI Index if the Adviser determines this to be appropriate in light of the WEBS Index Series' investment objective and relevant investment constraints. As used herein, the term "stocks" includes depository receipts for "stocks."


     Each WEBS Index Series has the policy to remain as fully invested as practicable in a pool of equity securities the performance of which will approximate the performance of the subject MSCI Index taken in its entirety. A WEBS Index Series will normally invest at least 95% of its total assets in stocks that are represented in the relevant MSCI Index, and will at all times invest at least 90% of its total assets in such stocks, except that in order to permit the Adviser additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the Australia, Austria, Belgium, Hong Kong, Italy, Mexico (Free), Netherlands, Singapore (Free), Spain, Sweden and Switzerland WEBS Index Series will at all times invest at least 80% of its total assets in such stocks and at least half of the remaining 20% of its total assets in such stocks or in stocks included in the relevant market, but not in the relevant MSCI Index. A WEBS Index Series may invest its remaining assets in Short-Term Investments (defined below), in stocks that are in the relevant market but not the relevant MSCI Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps, cash, local currency and forward currency exchange contracts that are intended to provide the WEBS Index Series with exposure to such stocks (the WEBS Index Series will not use such instruments to leverage their investment portfolios). "Short-Term Investments" are short-term high quality debt securities that include: obligations of the United States Government and its agencies or instrumentalities; commercial paper (rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Ratings Group), bank certificates of deposit and bankers' acceptances; repurchase agreements collateralized by the foregoing securities; participation interests in such securities; and shares of money market funds (subject to applicable limits under the 1940 Act).

     A WEBS Index Series will not invest in cash reserves or Short-Term Investments or utilize futures contracts, options or swap agreements as part of a temporary defensive strategy to protect against potential stock market declines. A WEBS Index Series may enter into forward currency exchange contracts in order to facilitate settlements in local markets, in connection with positions in stock index futures and to protect against currency exposure in connection with its distributions to shareholders, but not as part of a defensive strategy to protect against fluctuations in exchange rates. See "Implementation of Policies" for a description of these and other investment practices of the Fund.

     Each WEBS Index Series has the following policy with respect to industry concentration: With respect to the two most heavily weighted industries or groups of industries in the benchmark index of the WEBS Index Series, the WEBS Index Series will invest in portfolio securities (consistent with its investment objective and other investment policies) such that the weighting of each such industry or group of industries in the WEBS Index Series does not diverge by more than 10 percentage points from the respective weighting of such industry or group of industries in the benchmark index. An exception to the general policy stated in the previous sentence is that if investment in the stock of a single issuer would account for more than 25% of the WEBS Index Series, the WEBS Index Series will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in the benchmark index. Each WEBS Index Series will evaluate these industry weightings not less frequently than weekly, and at the time of such an evaluation, will adjust its portfolio composition to the extent necessary to maintain compliance with the above-stated policy. A WEBS Index Series will not concentrate its investments except as discussed above. As of October 31, 1998, as a result of this policy with respect to industry concentration, the Italy WEBS Index Series concentrates (that is, it invests 25% or more of the value of its assets) in the Telecommunications industry, the Spain WEBS Index Series concentrates in the Banking industry, the Sweden WEBS Index Series concentrates in the Electrical & Electronics industry, and the Switzerland WEBS Index Series concentrates in the Health & Personal Care industry.


     The concentration policy of each WEBS Index Series is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies of each WEBS Index Series is a nonfundamental policy that may be changed by the Board of Directors without shareholder approval. However, shareholders would be notified prior to any material change in these policies. See "Investment Limitations" herein and "Investment Policies and Restrictions" in the Statement of Additional Information for a listing of limitations on investment practices that may only be changed with shareholder approval.

IMPLEMENTATION OF POLICIES

     A WEBS Index Series generally will not hold all of the issues that comprise the subject MSCI Index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, each WEBS Index Series will attempt to hold a representative sample of the securities in the MSCI Index, which will be selected by the Adviser utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the WEBS Index Series based on its contribution to certain capitalization, industry and fundamental investment characteristics. Subject to the need to comply with the diversification and other requirements of the Internal Revenue Code and other applicable constraints on portfolio management (see discussion below), the Adviser seeks to construct the portfolio of each WEBS Index Series so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of the subject MSCI Index. Over time, the portfolio composition of a WEBS Index Series may be altered (or "rebalanced") to reflect changes in the characteristics of the subject MSCI Index or with a view to bringing the performance and characteristics of the WEBS Index Series more in line with that of the relevant MSCI Index. Such rebalancings will require the WEBS Index Series to incur transaction costs and other expenses. As noted above, each WEBS Index Series reserves the right to invest in all of the securities in the benchmark index, and WEBS Index Series with benchmark indices comprised of relatively few stocks may do so on a regular basis.

     DUE TO THE USE OF THIS PORTFOLIO SAMPLING TECHNIQUE AND THE OTHER FACTORS DISCUSSED HEREIN, A WEBS INDEX SERIES IS NOT EXPECTED TO TRACK ITS BENCHMARK INDEX WITH THE SAME DEGREE OF ACCURACY AS

WOULD AN INVESTMENT VEHICLE THAT INVESTED IN EVERY COMPONENT SECURITY OF THE SUBJECT INDEX. The Adviser expects that, over time, the "expected tracking error" of a WEBS Index Series relative to the performance of its benchmark index will be less than 5% and that the tracking error will generally be greater for WEBS Index Series that have benchmark indices with fewer rather than greater numbers of component stocks. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the WEBS Index Series will be within plus or minus 5% of the subject MSCI Index level after one year, without rebalancing the portfolio composition. Thus, actual tracking error in a period may exceed 5%, perhaps significantly, notwithstanding the fact the expected tracking error is less than 5%. For the fiscal year ended August 31, 1998, the following WEBS Index Series had a tracking error in excess of 5%: Austria (-6.32%), Belgium (-11.78%), Singapore (Free) (-5.93%) and Switzerland (-8.86%).
A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the WEBS Index Series increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Fund, taxes, the need to comply with the diversification and other requirements of the Internal Revenue Code, the existence of uninvested assets in the portfolios (including cash and deferred organizational expenses), the fact that the MSCI Indices "smooth" dividend payments evenly over a year while the Fund records dividends on the ex date, and the fact that the MSCI Indicies utilized by certain WEBS Index Series assume a different foreign tax withholding rate than that applicable to such WEBS Index Series, may adversely impact the tracking of the performance of a WEBS Index Series to that of its benchmark index. The Adviser will monitor the tracking error of each WEBS Index Series on an ongoing basis and will seek to minimize tracking error to the maximum extent possible. See also the discussion of portfolio sampling in the preceding paragraph. There can be no assurance that any WEBS Index Series will achieve any particular level of tracking error relative to the performance of the relevant benchmark index. Semiannual and annual reports of the Fund disclose tracking error over the previous six month periods, and in the event that tracking error exceeds 5%, the Board will consider what action, if any, might be appropriate.


     Although the policy of each WEBS Index Series of the Fund is to remain substantially fully invested in equity securities, a WEBS Index Series may also invest in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps and cash and Short-Term Investments that are intended to provide the WEBS Index Series with exposure to such equity securities, and in cash, local currency, forward currency exchange contacts and certain Short-Term Investments that are not associated with related positions in stock index futures contracts, options on such futures contracts, stock index options or stock index swaps. Such investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units of WEBS.

     A WEBS Index Series may purchase stock index futures contracts, options on such futures contracts and stock index options and may enter into stock index swaps to simulate full investment in the underlying index to a limited extent. This may be done to facilitate trading (e.g., to rapidly gain exposure to a market in anticipation of purchasing the underlying equities over time), to reduce transaction costs or because the Adviser has determined that the use of such instruments permits the WEBS Index Series to gain exposure to the underlying equities at a lower cost than by making direct investments in the cash market. While each of these instruments can be used to leverage an investment portfolio, no WEBS Index Series may use them to leverage its net assets.

     A WEBS Index Series may enter into foreign currency forward and foreign currency futures contracts to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.


     The Fund may lend securities from the portfolio of a WEBS Index Series to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables a WEBS Index Series to earn income that may partially offset the expenses of the WEBS Index Series, and thereby reduce the effect that expenses have on a WEBS Index Series' ability to provide investment results that correspond generally to the price and yield performance of its benchmark index. These loans may not exceed 33% of a WEBS Index Series' total assets. The documentation for these loans will provide that the WEBS Index Series will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the WEBS Index Series is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. A WEBS Index Series will pay reasonable administrative and custodial fees in connection with the loan of securities. The WEBS Index Series will invest collateral in Short-Term Investments, and the WEBS Index Series will bear the risk of loss of the invested collateral. In addition, a WEBS Index Series will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. Chase serves as Lending Agent of the Fund and, in such capacity, shares equally with the respective WEBS Index Series any net income earned on invested collateral. A WEBS Index Series' share of income from the loan collateral will be included in the WEBS Index Series' gross investment income. The Fund will comply with the conditions for securities lending established by the SEC staff.


     Although each WEBS Index Series generally seeks to invest for the long term, the WEBS Index Series retain the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the Fund, the portfolio turnover rate for each WEBS Index Series is expected to be under 50%, a generally lower turnover rate than for many other investment companies. A portfolio turnover rate of 50% would occur if one half of a WEBS Index Series' securities were sold within one year. Ordinarily, securities are sold by a WEBS Index Series only to reflect certain administrative changes in a benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows out of the WEBS Index
Series while seeking to keep the performance of the WEBS Index Series in line with that of its benchmark index. In addition, securities may be sold from a WEBS Index Series in certain circumstances to ensure the WEBS Index Series' compliance with the diversification and other requirements of the Internal Revenue Code and with other requirements, which would tend to raise the portfolio turnover rate of such WEBS Index Series. Purchases and sales of securities in connection with such compliance will involve transaction costs which will be borne by the respective WEBS Index Series.

     A WEBS Index Series may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes (e.g., to facilitate distributions to shareholders or to meet redemption requests (in connection with Creation Units of WEBS that the Fund agrees to redeem for cash) prior to the settlement of securities already sold or in the process of being sold by the WEBS Index Series). To the extent that a WEBS Index Series borrows money prior to receiving distributions on its portfolio securities or prior to selling securities in connection with a redemption, it may be leveraged; at such times, the WEBS Index Series may appreciate or depreciate in value more rapidly than its benchmark index. A WEBS Index Series will not make cash purchases of securities when the amount of money borrowed exceeds 5% of the market value of its total assets.

INVESTMENT LIMITATIONS

     Each WEBS Index Series of the Fund intends to observe certain limitations on its investment practices. Specifically, a WEBS Index Series may not:

          (i) lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a WEBS Index Series may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

          (ii) issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the WEBS Index Series' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the WEBS Index Series will not purchase securities while borrowings in excess of 5% of the WEBS Index Series' total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

          (iii) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings; or

          (iv) purchase a security (other than obligations of the United States Government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer.

Except with regard to a WEBS Index Series' borrowing policy and illiquid securities policy, all percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the WEBS Index Series' portfolio. The investment limitations described in (i) through (iv) above and the preceding paragraph, and certain additional limitations described in the Statement of Additional Information, may be changed with respect to a WEBS Index Series only with the approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such WEBS Index Series.

THE BENCHMARK MSCI INDICES UTILIZED BY THE WEBS INDEX SERIES

     Each WEBS Index Series uses the corresponding MSCI Index listed below as its benchmark (the Australia WEBS Index Series uses the MSCI Australia Index, etc.). MSCI publishes several versions of each stock index that it compiles. With the exception of the MSCI Mexico (Free) Index, the MSCI Indices used by WEBS Index Series as benchmarks reflect the reinvestment of net dividends. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stocks that are resident in Luxembourg. Such withholding rate currently differs from that applicable to the Australia, Austria and Germany WEBS Index Series. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the Australia WEBS Index Series (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 15% dividend withholding on Luxembourg residents and an 11% rate on the Austria WEBS Index Series. German companies impose a 15% dividend withholding on Luxembourg residents and a 10% rate on the Germany WEBS Index Series. The Mexico
(Free) WEBS Index Series' benchmark index, the MSCI Mexico (Free) Index, reflects the reinvestment of gross dividends. "Gross dividends" means dividends before reduction for taxes withheld at source. Mexican companies do not withhold tax to U.S. investors.

     The stocks included in an MSCI Index are chosen by Morgan Stanley Capital International on a statistical basis. Each stock in an MSCI Index is weighted according to its market value as a percentage of the total market value of all stocks in the Index. (A stock's market value equals the number of shares outstanding times the most recent price of the security.) The inclusion of a stock in an MSCI Index in no way implies that MSCI believes the stock to be an attractive investment.

IN GENERAL


     The Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November, 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. ("MSCI"), a Delaware corporation of which MSDW is the majority owner. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.


     Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

     MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI Index for such country. Thus, the MSCI Indices balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

WEIGHTING

     All single-country MSCI Indices are market capitalization weighted, i.e., companies are included in the indices at their full market value (total number of shares issued and paid up, multiplied by price). MSCI believes full market capitalization weighting is preferable to other weighting schemes for both theoretical and practical reasons.

     MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "Free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for China, Indonesia, Malaysia, Mexico, the Philippines, Singapore and Thailand, and for those regional and international indices which include such markets.

     Indonesia, Malaysia, Singapore and Thailand currently impose foreign ownership limits on domestic stock, and when the foreign ownership limit is reached, foreigners may only trade with other foreigners, frequently at a price that is higher than the price available to domestic investors. The Free Indices for such countries are designed to reflect the actual investment conditions for international investors by using the foreign prices for stocks where relevant. The Free Indices for Indonesia, Malaysia, Singapore and Thailand will use foreign prices only when a foreign ownership limit is reached on a constituent stock and a determination is made that there is sufficient long-term liquidity at the foreign price. To compensate for the distorting inflation of a company's weight that may occur as a result of using the higher foreign prices for its shares, a compensating factor called a Free Market Capitalization Factor ("FMCF") may be applied to the total number of shares of a "foreign priced" constituent stock in the respective Index. A FMCF is the approximate ratio of domestic price to foreign price and is applied in an effort to align the free market capitalization weight with the domestic market capitalization weight.

      Market capitalization weighting, combined with a consistent target of 60% of market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.


     THE MSCI AUSTRALIA INDEX ("MSCI AUSTRALIA"). The MSCI Australia consists primarily of stocks that are traded on the Australian Stock Exchange. On August 31, 1998, the MSCI Australia consisted of 55 stocks. The three largest constituents of the MSCI Australia and the respective approximate percentages of the MSCI Australia represented thereby were: National Australia Bank (10.78%), Broken Hill Proprietary Company Ltd. (9.68%) and Telstra Corp. (8.57%) for a total of approximately 29.03% of the MSCI Australia. As of August 31, 1998, the ten largest constituents comprised approximately 66.47% of the market capitalization of the MSCI Australia. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Australia, and the approximate percentages of the MSCI Australia represented thereby, were Banking (17.11%), Broadcasting & Publishing (13.77%) and Energy Sources (10.89%), for a total of approximately 41.77% of the MSCI Australia. The MSCI Australia represented approximately 61.87% of the aggregate capitalization of the Australian equity markets at August 31, 1998.

     THE MSCI AUSTRIA INDEX ("MSCI AUSTRIA"). The MSCI Austria consists primarily of stocks that are traded on the Vienna Stock Exchange. On August 31, 1998, the MSCI Austria consisted of 20 stocks. The three largest constituents of the MSCI Austria and the respective approximate percentages of the MSCI Austria represented thereby were Bank Austria Stamm (22.31%), Verbund Oesterr Elek A (21.36%) and OMV AG (11.50%), for a total of approximately 55.17% of the MSCI Austria. As of August 31, 1998, the ten largest constituents comprised approximately 88.51% of the market capitalization of the MSCI Austria. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Austria, and the approximate percentages of the MSCI Austria represented thereby, were Banking (24.31%), Utilities - Electrical & Gas (21.36%) and Energy Sources (11.50%) for a total of approximately 57.17% of the MSCI Austria. The MSCI Austria represented approximately 63.31% of the aggregate capitalization of the Austrian equity markets at August 31, 1998.

     THE MSCI BELGIUM INDEX ("MSCI BELGIUM"). The MSCI Belgium consists primarily of stocks that are traded on the Brussels Stock Exchange. On August 31, 1998, the MSCI Belgium consisted of 17 stocks. As of August 31, 1998, the three largest constituents of the MSCI Belgium and the respective approximate percentages of the MSCI Belgium represented thereby were KBC Bancassur (Kredietbank) (18.13%), Fortis AG (17.16%) and Electrabel (15.47%), for a total of approximately 50.76 % of the MSCI Belgium. As of August 31, 1998, the ten largest constituents comprised approximately 90.27% of the market capitalization of the MSCI Belgium. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Belgium, and the approximate percentages of the MSCI Belgium represented thereby, were Utilities - Electrical & Gas (27.14%), Banking (18.13%) and Insurance (17.16%), for a total of approximately 62.43% of the MSCI Belgium. The MSCI Belgium represented approximately 57.88% of the aggregate capitalization of the Belgian equity markets at August 31, 1998.

     THE MSCI CANADA INDEX ("MSCI CANADA"). The MSCI Canada consists primarily of stocks that are traded on the Toronto Stock Exchange. On August 31, 1998, the MSCI Canada consisted of 78 stocks. The three largest constituents of the MSCI Canada and the respective approximate percentages of the MSCI Canada represented thereby were Northern Telecom (11.39%), BCE Inc. (8.09%) and Thomson Corp. (5.48%), for a total of approximately 24.96% of the MSCI Canada. As of August 31, 1998, the ten largest constituents comprised approximately 50.89% of the market capitalization of the MSCI Canada. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Canada, and the approximate percentages of the MSCI Canada represented thereby, were Banking (16.68%), Electrical & Electronics (12.70%), and Energy Sources (11.91%) and for a total of approximately 41.29% of the MSCI Canada. The MSCI Canada represented approximately 62.81% of the aggregate capitalization of the Canadian equity markets at August 31, 1998.

     THE MSCI FRANCE INDEX ("MSCI FRANCE"). The MSCI France consists primarily of stocks that are traded on the Paris Stock Exchange. On August 31, 1998, the MSCI France consisted of 67 stocks. The three largest constituents of the MSCI France and the respective approximate percentages of the MSCI France represented thereby were France Telecom (10.13%), L'Oreal (5.73%) and Vivendi (Generale
Eaux) (5.46%), for a total of approximately 21.32% of the MSCI France. As of August 31, 1998, the ten largest constituents comprised approximately 52.11% of the market capitalization of the MSCI France. As of August 31, 1998, the three most highly represented industry sectors in the MSCI France, and the approximate percentages of the MSCI France represented thereby, were Business & Public Services (13.27%), Health & Personal Care (11.33%) and Merchandising (10.56%), for a total of approximately 35.16% of the MSCI France. The MSCI France represented approximately 76.21% of the aggregate capitalization of the French equity markets at August 31, 1998.

     THE MSCI GERMANY INDEX ("MSCI GERMANY"). The MSCI Germany consists primarily of stocks that are traded on the Frankfurt Stock Exchange. On August 31, 1998, the MSCI Germany
consisted of 61 stocks. The three largest constituents of the MSCI Germany and the respective approximate percentages of the MSCI Germany represented thereby were Allianz (10.08%), Deutsche Telekom (9.54%) and Daimler-Benz (7.30%), for a total of approximately 26.92% of the MSCI Germany. As of August 31, 1998, the ten largest constituents comprised approximately 60.11% of the market capitalization of the MSCI Germany. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Germany, and the approximate percentages of the MSCI Germany represented thereby, were Insurance (16.40%), Telecommunications (15.01%) and Banking (12.03%), for a total of approximately 43.44% of the MSCI Germany. The MSCI Germany represented approximately 75.86% of the aggregate capitalization of the German equity markets at August 31, 1998.

     THE MSCI HONG KONG INDEX ("MSCI HONG KONG"). The MSCI Hong Kong consists primarily of stocks that are traded on The Stock Exchange of Hong Kong Limited
(SEHK). On August 31, 1998, the MSCI Hong Kong consisted of 34 stocks. The three largest constituents of the MSCI Hong Kong and the respective approximate percentages of the MSCI Hong Kong represented thereby were Hongkong Telecom (20.37%), Hutchinson Whampoa (16.45%) and Hang Seng Bank (10.16%), for a total of approximately 46.98% of the MSCI Hong Kong. As of August 31, 1998, the ten largest constituents comprised approximately 85.82% of the market capitalization of the MSCI Hong Kong. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Hong Kong, and the approximate percentages of the MSCI Hong Kong represented thereby, were Real Estate (23.37%), Multi-Industry (20.95%) and Telecommunications (20.37%), for a total of approximately 64.69% of the MSCI Hong Kong. The MSCI Hong Kong represented approximately 43.30% of the aggregate capitalization of the Hong Kong equity markets at August 31, 1998.

     THE MSCI ITALY INDEX ("MSCI ITALY"). The MSCI Italy consists primarily of stocks that are traded on the Milan Stock Exchange. On August 31, 1998, the MSCI Italy consisted of 52 stocks. The three largest constituents of the MSCI Italy and the respective approximate percentages of the MSCI Italy represented thereby were ENI (15.87%), Tim Ord (14.27%) and Assicurazioni Generali (11.10%), for a total of approximately 41.24% of the MSCI Italy. As of August 31, 1998, the ten largest constituents comprised approximately 70.39% of the market capitalization of the MSCI Italy. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Italy, and the approximate percentages of the MSCI Italy represented thereby, were Telecommunications (28.71%), Banking (18.59%) and Insurance (16.95%), for a total of approximately 64.25% of the MSCI Italy. The MSCI Italy represented approximately 70.24% of the aggregate capitalization of the Italian equity markets at August 31, 1998.

     THE MSCI JAPAN INDEX ("MSCI JAPAN"). The MSCI Japan consists primarily of stocks that are traded on the Tokyo Stock Exchange. On August 31, 1998, the MSCI Japan consisted of 308 stocks. The three largest constituents of the MSCI Japan and the respective approximate percentages of the MSCI Japan represented thereby were NTT Corp. (7.66%), Toyoto Motor Corp. (5.95%) and Bank Tokyo-Mitsubishi (2.79%), for a total of approximately 16.40% of the MSCI Japan. As of August 31, 1998, the ten largest constituents comprised approximately 31.15% of the market capitalization of the MSCI Japan. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Japan, and the approximate percentages of the MSCI Japan represented thereby, were Banking (10.76%), Automobiles
(8.98%) and Telecommunications (7.66%), for a total of approximately 27.40% of the MSCI Japan. The MSCI Japan represented approximately 71.71% of the aggregate capitalization of the Japanese equity markets at August 31, 1998.

     THE MSCI MALAYSIA (FREE) INDEX ("MSCI MALAYSIA (FREE)").  The MSCI Malaysia
(Free) consists primarily of stocks that are traded on the Kuala Lumpur Stock Exchange. On August 31, 1998, the MSCI Malaysia (Free) consisted of 72 stocks. As of August 31, 1998, the three largest constituents of the MSCI Malaysia
(Free) and the respective approximate percentages of the MSCI Malaysia (Free) represented thereby were Telekom Malaysia (15.83%) Tenaga Nasional (9.82%), and Malayan Banking (7.88%), for a total of approximately 33.53% of the MSCI Malaysia (Free). As of August 31, 1998, the ten largest constituents comprised approximately 59.38% of the market capitalization of the MSCI Malaysia (Free). As of August 31, 1998, the three most highly represented industry sectors in the MSCI Malaysia (Free), and the approximate percentages of the MSCI Malaysia
(Free) represented thereby, were Telecommunications (16.70%), Banking (13.86 %) and Utilities-Electrical & Gas (9.82%), for a total of approximately 40.38% of the MSCI Malaysia (Free). The MSCI Malaysia (Free) represented approximately 73.00% of the aggregate capitalization of the Malaysian equity markets at August 31, 1998.

     THE MSCI MEXICO (FREE) INDEX ("MSCI MEXICO (FREE)"). The MSCI Mexico (Free) consists primarily of stocks that are traded on the Mexican Stock Exchange. On August 31, 1998, the MSCI Mexico (Free) consisted of 39 stocks. As of August 31, 1998, the three largest constituents of the MSCI Mexico (Free) and the respective approximate percentages of the MSCI Mexico (Free) represented thereby were Telefonos Mexico L (18.72%), Grupo Modelo C (10.35%) and Telefonos Mexico A (8.12%), for a total of approximately 37.18% of the MSCI Mexico (Free). As of August 31, 1998, the ten largest constituents comprised approximately 71.07% of the market capitalization of the MSCI Mexico (Free). As of August 31, 1998, the three most highly represented industry sectors in the MSCI Mexico (Free), and the approximate percentages of the MSCI Mexico (Free) represented thereby, were Telecommunications (26.84%), Beverages & Tobacco (20.04%) and Merchandising (11.26%), for a total of approximately 58.14% of the MSCI Mexico (Free). The MSCI Mexico (Free) represented approximately 72.69% of the aggregate capitalization of the Mexican equity markets at August 31, 1998.

     THE MSCI NETHERLANDS INDEX ("MSCI NETHERLANDS"). The MSCI Netherlands consists primarily of stocks that are traded on the Amsterdam Stock Exchange. On August 31, 1998, the MSCI Netherlands consisted of 23 stocks. The three largest constituents of the MSCI Netherlands and the respective approximate percentages of the MSCI Netherlands represented thereby were Royal Dutch Petroleum Co. (29.38%), ING Groep N.V. (14.07%) and Unilever NV Cert (11.62%), for a total of approximately 55.07% of the MSCI Netherlands. As of August 31, 1998, the ten largest constituents comprised approximately 88.81% of the market capitalization of the MSCI Netherlands. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Netherlands, and the approximate percentages of the MSCI Netherlands represented thereby, were Energy Sources (29.38%), Financial Services (14.07%) and Food & Household Products (11.62%), for a total of approximately 55.07% of the MSCI Netherlands. The MSCI Netherlands represented approximately 72.28% of the aggregate capitalization of the Dutch equity markets at August 31, 1998.

     THE MSCI SINGAPORE (FREE) INDEX ("MSCI SINGAPORE (FREE)"). The MSCI Singapore (Free) consists primarily of stocks that are traded on the Singapore Stock Exchange. On August 31, 1998, the MSCI Singapore (Free) consisted of 30 stocks. The three largest constituents of the MSCI Singapore (Free) and the respective approximate percentages of the MSCI Singapore (Free) represented thereby were Singapore Telecom (28.96%), Singapore Airlines (11.61%) and Singapore Press Hldg (9.07%), for a total of approximately 49.63% of the MSCI Singapore (Free).

As of August 31, 1998, the ten largest constituents comprised approximately 84.10% of the market capitalization of the MSCI Singapore (Free). As of August 31, 1998, the three most highly represented industry sectors in the MSCI Singapore (Free), and the approximate percentages of the MSCI Singapore (Free) represented thereby, were Telecommunications (28.96%), Banking (18.25%), and Transportation - Airlines (11.61%) for a total of approximately 58.82% of the MSCI Singapore (Free). The MSCI Singapore (Free) represented approximately 57.98% of the aggregate capitalization of the Singaporean equity markets at August 31, 1998.

     THE MSCI SPAIN INDEX ("MSCI SPAIN"). The MSCI Spain consists primarily of stocks that are traded on the Madrid Stock Exchange. On August 31, 1998, the MSCI Spain consisted of 38 stocks. The three largest constituents of the MSCI Spain and the respective approximate percentages of the MSCI Spain represented thereby were Telefonica de Espana (17.63%), Banco Bilbao Vizcaya (11.40%) and Endesa Empresa Nal Elec (10.97%), for a total of approximately 40.01% of the MSCI Spain. As of August 31, 1998, the ten largest constituents comprised approximately 81.78% of the market capitalization of the MSCI Spain. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Spain, and the approximate percentages of the MSCI Spain represented thereby, were Banking (30.77%), Utilities - Electrical & Gas (26.14%) and Telecommunications (17.63%), for a total of approximately 74.54% of the MSCI Spain. The MSCI Spain represented approximately 70.85% of the aggregate capitalization of the Spanish equity markets at August 31, 1998.

     THE MSCI SWEDEN INDEX ("MSCI SWEDEN"). The MSCI Sweden consists primarily of stocks that are traded on the Stockholm Stock Exchange. On August 31, 1998, the MSCI Sweden consisted of 38 stocks. As of August 31, 1998, the three largest constituents of the MSCI Sweden and the respective approximate percentages of the MSCI Sweden represented thereby were Ericsson (LM) B (23.76%), Astra A (11.66%) and Hennes & Mauritz B (8.27%), for a total of approximately 43.68% of the MSCI Sweden. As of August 31, 1997, the ten largest constituents comprised approximately 70.34% of the market capitalization of the MSCI Sweden. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Sweden, and the approximate percentages of the MSCI Sweden represented thereby, were Electrical & Electronics (29.04%), Health & Personal Care (14.23%) and Banking (12.78%), for a total of approximately 56.05% of the MSCI Sweden. The MSCI Sweden represented approximately 68.28% of the aggregate capitalization of the Swedish equity markets at August 31, 1998.

     THE MSCI SWITZERLAND INDEX ("MSCI SWITZERLAND"). The MSCI Switzerland consists primarily of stocks that are traded on the Zurich Stock Exchange. On August 31, 1998, the MSCI Switzerland consisted of 32 stocks. The three largest constituents of the MSCI Switzerland and the respective approximate percentages of the MSCI Switzerland represented thereby were Novartis Namen (20.35%), Roche Holding Genuss (15.65%) and Nestle (14.76%), for a total of approximately 50.76% of the MSCI Switzerland. As of August 31, 1998, the ten largest constituents comprised approximately 91.85% of the market capitalization of the MSCI Switzerland. As of August 31, 1998, the three most highly represented industry sectors in the MSCI Switzerland, and the approximate percentages of the MSCI Switzerland represented thereby, were Health & Personal Care (43.42%), Banking (20.54%) and Food & Household Products (14.76%), for a total of approximately 78.72% of the MSCI Switzerland. The MSCI Switzerland represented approximately 85.68% of the aggregate capitalization of the Swiss equity markets at August 31, 1998.

     THE MSCI UNITED KINGDOM INDEX ("MSCI UK"). The MSCI UK consists primarily of stocks that are traded on the London Stock Exchange. On August 31, 1998, the MSCI UK consisted of 136 stocks. The three largest constituents of the MSCI UK and the respective approximate percentages of the MSCI UK represented thereby were Glaxo Wellcome (7.55%) British Telecom (6.03%) and British Petroleum (5.61%), for a total of approximately 19.18% of the MSCI UK. As of August 31, 1998, the ten largest constituents comprised approximately 40.71% of the market capitalization of the MSCI UK. As of August 31, 1998, the three most highly represented industry sectors in the MSCI UK, and the approximate percentages of the MSCI UK represented thereby, were Health & Personal Care (14.69%), Banking (10.69%), and Telecommunications (10.49%), for a total of approximately 35.87% of the MSCI UK. The MSCI UK represented approximately 65.60% of the aggregate capitalization of the United Kingdom equity markets at August 31, 1998.

     The graphs below present certain historical performance information, as calculated by MSCI, for the MSCI Indices that are the benchmark indices for each of the seventeen WEBS Index Series of the Fund. The MSCI Indices are unmanaged securities indices and do not bear transactional or operating costs and expenses, whereas the WEBS Index Series bear fees and expenses as described herein. See "Summary of Fund Expenses." Such fees and expenses reduce the return of each WEBS Index Series in comparison with its benchmark index. In addition, because each WEBS Index Series does not invest in all the securities in its benchmark index, the investment results do not necessarily correspond to those of its benchmark index. Moreover, the WEBS Index Series are subject to various limitations on their investment flexibility and these limits adversely affect their ability to meet their investment objective. See "Investment Policies" and "Implementation of Policies." The graphs measure total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends with adjustments for dividend withholding by foreign governments (except for the graph relating to the MSCI Mexico (Free), which reflects the reinvestment of dividends without adjustments for dividend withholding). The withholding tax rates applicable to the Australia, Austria and Germany WEBS Index Series vary from the rates utilized by MSCI in computing the benchmark indices for such WEBS Index Series. See the first paragraph of this section. The figures provided below represent calendar year performance for the MSCI Indices for each year except for 1998 which represents performance for the period January 1, 1998 to August 31, 1998.

MSCI AUSTRALIA INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     36.40%     1994     5.40%
1989     9.30%      1995     11.19%
1990     (17.54%)   1996     16.49%
1991     33.64%     1997     (10.44%)
1992     (10.82%)   1998     (13.03%)
1993     35.17%

MSCI AUSTRIA  INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     0.57%      1994     (6.28%)
1989     103.91%    1995     (4.72%)
1990     6.33%      1996     4.51%
1991     (12.23%)   1997     1.57%
1992     (10.65%)   1998     3.60%
1993     28.09%

MSCI BELGIUM INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     53.63%     1994     8.24%
1989     17.29%     1995     25.88%
1990     (10.98%)   1996     12.03%
1991     13.77%     1997     13.55%
1992     (1.47%)    1998     39.25%
1993     23.51%

MSCI CANADA INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     17.07%     1994     (3.04%)
1989     24.30%     1995     18.31%
1990     (13.00%)   1996     28.54%
1991     11.08%     1997     12.80%
1992     (12.15%)   1998     (20.73%)
1993     17.58%

MSCI FRANCE INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     37.87%     1994     (5.18%)
1989     36.15      1995     14.12%
1990     (13.83%)   1996     21.20%
1991     17.83%     1997     11.94%
1992     2.81%      1998     24.05%
1993     20.91%

MSCI GERMANY INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     20.60%     1994     4.66%
1989     46.26%     1995     16.41%
1990     (9.36%)    1996     13.58%
1991     8.16%      1997     24.57%
1992     (10.27%)   1998     16.79%
1993     35.64%

MSCI HONG KONG INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     28.12%     1994     (28.90%)
1989     8.39%      1995     22.57%
1990     9.17%      1996     33.08%
1991     49.52%     1997     (23.29%)
1992     32.29%     1998     (36.19%)
1993     116.70%

MSCI ITALY INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     11.46%     1994     11.56%
1989     19.42%     1995     1.05%
1990     (19.19%)   1996     12.59%
1991     (1.82%)    1997     35.48%
1992     (22.22%)   1998     25.75%
1993     28.53%

MSCI JAPAN INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     35.39%     1994     21.44%
1989     1.71%      1995     0.69%
1990     (36.10%)   1996     (15.50%)
1991     8.92%      1997     (23.67%)
1992     (21.45%)   1998     (14.85%)
1993     25.48%

MSCI MALAYSIA (FREE) INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     26.54%     1994     (19.94%)
1989     55.76%     1995     5.16%
1990     (7.91%)    1996     25.89%
1991     4.95%      1997     (68.11%)
1992     17.76%     1998     (37.40%)
1993     110.00%

MSCI MEXICO (FREE) INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     71.98%     1994     (40.55%)
1989     89.20%     1995     (20.37%)
1990     62.65%     1996     18.70%
1991     126.04%    1997     53.92%
1992     24.98%     1998     (49.50%)
1993     49.35%

MSCI NETHERLANDS INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     14.19%     1994     11.70%
1989     35.79%     1995     27.71%
1990     (3.19%)    1996     27.51%
1991     17.80%     1997     23.77%
1992     2.30%      1998     8.37%
1993     35.28%

MSCI SINGAPORE (FREE) INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     34.18%     1994     5.81%
1989     44.88%     1995     12.19%
1990     (14.59%)   1996     0.33%
1991     43.61%     1997     (40.46%)
1992     4.49%      1998     (45.53%)
1993     73.41%

MSCI SPAIN INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     13.53%     1994     (4.80)%
1989     9.76%      1995     29.83%
1990     (13.85%)   1996     40.05%
1991     15.63%     1997     25.41%
1992     (21.87%)   1998     19.17%
1993     29.78%

MSCI SWEDEN INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     48.33%     1994     18.34%
1989     31.79%     1995     33.36%
1990     (20.99%)   1996     37.21%
1991     14.42%     1997     12.92%
1992     (14.41%)   1998     8.83%
1993     36.99%

MSCI SWITZERLAND INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     6.18%      1994     3.54%
1989     26.21%     1995     44.12%
1990     (6.23%)    1996     2.28%
1991     15.77%     1997     44.25%
1992     17.23%     1998     9.04%
1993     45.79%

MSCI UNITED KINGDOM INDEX

[GRAPHIC OMITTED]
Plot points follow:

1988     5.95%      1994     (1.63%)
1989     21.87%     1995     21.27%
1990     10.29%     1996     27.42%
1991     16.02%     1997     22.62%
1992     (3.65%)    1998     5.17%
1993     24.44%


MANAGEMENT OF THE FUND

     BOARD OF DIRECTORS. The Board has responsibility for the overall management of the Fund, including general supervision of the duties performed by the Adviser and other service providers. Additional information about the Board and the officers of the Fund appears in the Statement of Additional Information under the heading "Management of the Fund."

     ADVISER. Barclays Global Fund Advisors is the Adviser to the Fund and, subject to the supervision of the Board of the Fund, is responsible for the investment management of each WEBS Index Series, which includes application of portfolio optimization techniques. The Adviser is located at 45 Fremont Street, San Francisco, California 94105. The Adviser is a California Corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940. As of August 31, 1998, the Adviser and its parent, Barclays Global Investors, N.A., manage, administer or advise assets aggregating in excess of $501 billion. For its investment management services to each WEBS Index Series, the Adviser is paid management fees equal to each WEBS Index Series' allocable portion of: .27% per annum of the aggregate net assets of the Fund less than or equal to $1.7 billion, plus .15% per annum of the aggregate net assets of the Fund between $1.7 billion and $7 billion, plus .12% per annum of the aggregate net assets of the Fund between $7 billion and $10 billion, plus .08% per annum of the aggregate net assets of the Fund in excess of $10 billion. The management fees are accrued daily and paid by the Fund as soon as practical after the last day of each calendar quarter. The Adviser may from time to time reimburse expenses to one or more WEBS Index Series. From time to time, a WEBS Index Series, to the extent consistent with its investment objective, policies and restrictions, may invest in the securities of companies with which the Adviser has a lending relationship.

     ADMINISTRATOR. PFPC Inc. (the "Administrator"), an indirect wholly owned subsidiary of PNC Bank Corp., is the Administrator of the Fund, and is responsible for certain clerical, recordkeeping and bookkeeping services, except those performed by the Adviser, by The Chase Manhattan Bank in its capacity as Custodian, or by PNC Bank, N.A. in its capacity as Transfer Agent. The Administrator has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the administrative and fund accounting services the Administrator provides to the Fund, the Administrator is paid aggregate fees equal to each WEBS Index Series' allocable portion of: .22% per annum of the aggregate average daily net assets of the Fund up to $1.5 billion; plus .15% per annum of the aggregate average daily net assets of the Fund between $1.5 billion and $3 billion, plus .14% per annum of the aggregate average daily net assets of the Fund between $3 billion and $5 billion, plus .13% per annum of the aggregate average daily net assets of the Fund between $5 billion and $7.5 billion, plus .115% per annum of the aggregate average daily net assets of the Fund between $7.5 billion and $10 billion, plus
 .10% per annum of the aggregate average daily net assets of the Fund in excess of $10 billion (the "Standard Fee Schedule"). The Administrator pays Morgan Stanley & Co. Incorporated a fee of .05% of the average daily net assets of the Fund for sub-administration services as described under "Sub-Administrator" below. From time to time the Administrator may waive all or a portion of its fees or may reimburse expenses to one or more WEBS Index Series. See "Investment
Advisory,   Management,   Administrative   and  Distribution   Services  --  The
Administrator" in the Statement of Additional Information.

     If the Administrator is terminated within the first three years of the Fund's operations, except if removed (i) for failing to substantially perform to the satisfaction of the Board its material obligations under the Agreement or
(ii) in order to comply with federal or state law, the Fund shall pay any reasonable costs of time and material associated with the deconversion.

     SUB-ADMINISTRATOR. Morgan Stanley & Co. Incorporated provides certain sub-administrative services relating to the Fund pursuant to a Sub-Administration Agreement and receives a fee from the Administrator equal to
 .05% of the Fund's average daily net assets for providing such services.

     DISTRIBUTOR. Funds Distributor, Inc. (the "Distributor") is the distributor of WEBS. Its address is 60 State Street, Suite 1300, Boston, MA 02109. Investor information can be obtained by calling 1-800-810-WEBS(9327). WEBS are sold by the Fund and distributed only in Creation Units, as described below under "Purchase and Issuance of WEBS in Creation Units." WEBS in less than Creation Units will not be distributed by the Distributor. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"). Each WEBS Index Series operates the Rule 12b-1 Plan in accordance with its terms and the NASD Rules concerning maximum sales charges. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee as compensation in connection with the offering and sale of shares of each WEBS Index Series. The fees to be paid to the Distributor under the Rule 12b-1 Plan are calculated and paid monthly with respect to each WEBS Index Series at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed .25% of the average daily net assets of such WEBS Index Series. The Board of Directors has determined to limit the annual fee payable under the 12b-1 Plan with respect to each WEBS Index Series so as not to exceed .20% of the average daily net assets of each WEBS Index Series until further notice. From time to time the Distributor may waive all or a portion of the fees. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of shares of each WEBS Index Series including payments for any activities or expenses primarily intended to result in or required for the sale of the WEBS Index Series' shares, including promotional and marketing activities related to the sale of shares of the WEBS Index Series, expenses related to the preparation, printing and distribution of prospectuses and sales literature, certain communications to and with shareholders, advertisements, and payments made to representatives or others for selling shares of the WEBS Index Series or for providing ongoing distribution assistance, shareholder services and/or maintenance of shareholder accounts. The Distributor has entered into sales and investor services agreements with broker-dealers or other persons that are DTC Participants (as defined under "Book-Entry Only System" below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the Distributor will pay such broker-dealers or other persons, out of 12b-1 fees received from the WEBS Index Series, at the annual rate of .08 of 1% of the average daily net asset value of WEBS held through DTC for the account of such DTC Participant. The Distributor may retain any amount of its fee that is not expended for the foregoing purposes. The amount of such fee is not dependent upon the distribution expenses actually incurred by the Distributor. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. See "Investment Advisory, Management, Administrative and Distribution Services" in the Statement of Additional Information.


     CUSTODIAN AND LENDING AGENT. The Chase Manhattan Bank ("Chase") serves as the Custodian for the cash and portfolio securities of each WEBS Index Series of the Fund and as Lending Agent for each WEBS Index Series. As Lending Agent, Chase causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of the loans, requests deposit of collateral, monitors daily the value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. For its services as Lending Agent, the Fund pays Chase, in respect of each WEBS Index Series, 50% of the net investment income earned on the collateral for securities loaned. Chase may from time to time reimburse expenses to one or more WEBS Index Series. Chase, as Custodian and Lending Agent, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of Chase is One Pierrepont Plaza, Brooklyn, New York 11201.


     TRANSFER AGENT. PNC Bank, N.A. ("PNC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides transfer agency services to the Fund. PNC, as transfer agent (the "Transfer Agent"), has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of PNC is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19110.

     The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depositary institution to become an underwriter or distributor of securities. However, in the opinion of the Fund, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services. In the event that a change in these laws prevented a bank from providing such services, it is expected that other services arrangements would be made and that shareholders would not be adversely affected.


     In addition to the fees described above, the Fund is responsible for the payment of expenses that include, among other things, organizational expenses, compensation of the Directors of the Fund, reimbursement of out-of-pocket expenses incurred by the Administrator, exchange listing fees, brokerage and other costs (including costs incurred by a WEBS Index Series in connection with any rebalancing of its portfolio), legal and audit fees, and litigation and extraordinary expenses. The Fund also pays a license fee to MSCI equal to 0.03% per annum of the average daily net assets of each WEBS Index Series.


EXCHANGE LISTING AND TRADING OF WEBS

     The WEBS of each WEBS Index Series have been listed for trading on the AMEX. WEBS trade on the AMEX at prices that differ to some degree from their net asset value. See "Investment Considerations and Risks" and "Determination of Net Asset Value." However, to the extent that WEBS can be created or redeemed in Creation Unit aggregations, the Fund believes that large discounts or premiums to the net asset value of WEBS should not be sustainable. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged or that an active trading market will be maintained for the WEBS of any particular WEBS Index Series. The AMEX may remove the WEBS of a WEBS Index Series from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a WEBS Index Series, there are fewer than 50 beneficial holders of the WEBS of such WEBS Index Series for 30 or more consecutive trading days, (2) the value of the underlying index or portfolio of securities on which such WEBS Index Series is based is no longer calculated or available or (3) such other event occurs or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the WEBS from listing and trading upon termination of the Fund.

     The AMEX disseminates during its trading day an indicative optimized portfolio value ("IOPV") for each WEBS Index Series. The IOPV on a per WEBS basis should not be viewed as a real time update of the net asset value per WEBS share of the Fund, which is calculated only once a day, because the IOPV may not be computed in a manner consistent with such net asset value. For example, as of the date of this Prospectus, the IOPV for the Malaysia (Free) WEBS Index Series is computed using an exchange rate that differs significantly from the exchange rate used by the Fund in calculating the net asset value of such WEBS Index Series. See "Exchange Listing and Trading" in the Statement of Additional Information for additional details.

INVESTMENT CONSIDERATIONS AND RISKS

     An investment in the WEBS of a WEBS Index Series involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in WEBS generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risks could include generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a WEBS Index Series; higher transaction and custody costs; delays attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and the significantly smaller market capitalization of most non-U.S. securities markets; lesser levels of regulation of the securities markets; different accounting, disclosure and reporting requirements; more substantial government involvement in the economy; higher rates of inflation; greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war. Certain WEBS Index Series' specific considerations are set forth in the Statement of Additional Information.

     VOLATILITY OF FOREIGN EQUITY MARKETS


     The U.S. dollar performance of foreign equity markets, particularly emerging markets, has generally been substantially more volatile than that of U.S. markets. For example, from October 30, 1993 to October 30, 1998, the average price volatility of the Standard and Poor's 500 Index, a broad measure of the U.S. equity market, was 13.6%. In contrast, during the same period, the average price volatility of the respective MSCI Indices was as follows: the MSCI Australia (17.8%), the MSCI Austria (18.3%), the MSCI Belgium (11.9%), the MSCI Canada (18.1%), the MSCI France (17.5%), the MSCI Germany (16.5%), the MSCI Hong Kong (35.1%), the MSCI Italy (25.8%), the MSCI Japan (22.3%), the MSCI Malaysia
(Free) (41.8%), the MSCI Mexico (Free) (40.4%), the MSCI Netherlands (15.2%), the MSCI Singapore (Free) (34.0%), the MSCI Spain (22.7%), the MSCI Sweden (22.1%), the MSCI Switzerland (18.0%), and the MSCI United Kingdom (12.9%). Short-term volatility in these markets can be significantly greater.


     FOREIGN CURRENCY FLUCTUATIONS

     Because each WEBS Index Series' assets are generally invested in non-U.S. securities, and because a substantial portion of the revenues and income of each WEBS Index Series are received in a foreign currency, while WEBS Index Series dividends and other distributions are paid in U.S. dollars, the dollar value of a WEBS Index Series' net assets are adversely affected by reductions in the value of subject foreign currency relative to the dollar and are positively affected by increases in the value of such currency relative to the dollar. Also, government or monetary authorities have imposed and may in the future impose exchange controls that could adversely affect exchange rates. Any such currency fluctuations will affect the net asset value of a WEBS Index Series irrespective of the performance of its underlying portfolio. Other than to facilitate settlements in local markets or to protect against currency exposure in connection with its distributions to shareholders or borrowings, the Fund does not expect to engage in currency transactions for the purpose of hedging against the decline in value of any foreign currencies.

     CONCENTRATION AND LACK OF DIVERSIFICATION OF CERTAIN WEBS INDEX SERIES

     Each WEBS Index Series of the Fund (except for the Canada WEBS Index Series, the Japan WEBS Index Series and the United Kingdom WEBS Index Series) is classified as "non-diversified" for purposes of the 1940 Act, which means each of those WEBS Index Series is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. In addition, a number of WEBS Index Series concentrate their investments in particular industries. See "Investment Policies" herein. However, each WEBS Index Series, regardless of whether classified as non-diversified, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to relieve the WEBS Index Series of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. See "Dividends and Capital Gains Distributions" and "Tax Matters" in this Prospectus. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain WEBS Index Series and makes it less likely that such WEBS Index Series will meet their investment objectives.

     The stocks of particular issuers, or of issuers in particular industries, may dominate the benchmark indices of certain WEBS Index Series and, consequently, the investment portfolios of such WEBS Index Series, which may adversely affect the performance of such WEBS Index Series or subject such WEBS Index Series to greater price volatility than that experienced by more diversified investment companies. The WEBS of a WEBS Index Series may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of an investment company that is more broadly invested than the subject WEBS Index Series in the equity securities of the relevant market. Information concerning the companies and industry sectors that represent the largest components of the various benchmark indices is set forth above under "The Benchmark MSCI Indices Utilized by the WEBS Index Series."


     As  indicated  above,  the WEBS have been  listed for  trading on the AMEX.
There can be no assurance that active trading markets for the WEBS will be maintained. The Distributor does not maintain a secondary market in WEBS. Trading in WEBS on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in WEBS inadvisable. In addition, trading in WEBS on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules that require trading in securities on the AMEX to be halted in the event of specified market moves. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of any WEBS Index Series will continue to be met or will remain unchanged. See "Exchange Listing and Trading of WEBS."


     The net asset value of the WEBS of a WEBS Index Series fluctuate with changes in the market value of the portfolio securities of the WEBS Index Series and changes in the market rate of exchange between the U.S. dollar and the subject foreign currency. The market prices of WEBS fluctuate in accordance with changes in net asset value and supply and demand on the AMEX.

The Fund cannot predict whether WEBS will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for WEBS will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the subject MSCI Index trading individually or in the aggregate at any point in time. However, to the extent that WEBS can be created and redeemed in Creation Unit aggregations (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund believes that large discounts or premiums to the net asset value of WEBS should not be sustainable. In the event the Fund must suspend or discourage creations and/or redemptions of Creation Unit aggregations of WEBS of a WEBS Index Series, larger discounts or premiums are expected to occur. See "Investment Considerations and RisksSpecial Considerations Regarding the Malaysia (Free) WEBS Index Series" below.

     SPECIAL CONSIDERATIONS REGARDING THE MALAYSIA (FREE) WEBS INDEX SERIES

     In light of the capital restrictions imposed by the government of Malaysia on September 1, 1998, the Fund has suspended creations of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series. The Fund is concerned that such capital restrictions severely impede the ability of the Fund to transfer redemption proceeds of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series, and, accordingly, the Fund currently discourages redemptions of Creation Units of such series. See "Special Factors Regarding the Malaysia (Free) WEBS Index Series" in the Statement of Additional Information. Since the Fund announced that it was suspending creations and discouraging redemptions in September 1998, the WEBS of the Malaysia (Free) WEBS Index Series have traded on the AMEX at substantially wider spreads to net asset value than those WEBS had traded prior to the Fund's announcement. Although there can be no assurance, the Fund expects such spreads to continue so long as there remain impediments to creations and/or redemptions of Creation Units of Malaysia (Free) WEBS Index Series. Also, Malaysian securities settlement procedures require the Malaysia
(Free) WEBS Index Series to bear one day's credit exposure to local brokers when it buys or sells Malaysian securities, which could result in losses to the Malaysia (Free) WEBS Index Series in the event of a broker's insolvency.


     LENDING OF SECURITIES

     Although each WEBS Index Series receives collateral in connection with all loans of portfolio securities, and such collateral is marked to market, the WEBS Index Series would be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each WEBS Index Series bears the risk of loss of any collateral that it invests in Short-Term Investments.

     USE OF CERTAIN INSTRUMENTS

     The risk of loss associated with futures contracts is potentially unlimited due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, no WEBS Index Series will use futures contracts, options or swap agreements for speculative purposes or to leverage its net assets and each WEBS Index Series will comply with applicable SEC requirements regarding the segregation of assets in connection with futures positions. Accordingly, the primary risks associated with the use of futures contracts, options and swap agreements by a WEBS Index Series are: (i) imperfect correlation between the change in market value of the stocks included in the benchmark index or held by the WEBS Index Series and the prices of futures contracts, options and swap agreements; (ii) possible lack of a liquid secondary market for a futures contract or listed option and the resulting inability to close futures or listed option positions prior to their maturity date; and (iii) the risk of the counterparty or guaranteeing agent defaulting. Over-the-counter options and swap agreements are generally less liquid than exchange traded securities and the SEC staff considers most over-the-counter options to be illiquid. The Fund will treat such options as illiquid to the extent required by applicable SEC staff positions. Illiquid assets may not represent more than 15% of the net assets of a WEBS Index Series.

     Since there are generally no futures traded on the MSCI Indices, it may be necessary for a WEBS Index Series to utilize other futures contracts or combinations thereof to simulate the performance of the relevant MSCI Index. This process may magnify the "tracking error" of the WEBS Index Series' performance compared to that of the MSCI Index, due to the lower correlation of the selected futures with the MSCI Index. The Adviser will attempt to reduce this tracking error by investing in futures contracts whose behavior is expected to represent the market performance of the WEBS Index Series' underlying securities, although there can be no assurance that these selected futures will in fact correlate with the performance of the relevant MSCI Index. Certain foreign stock index futures contracts and options thereon are not currently available to U.S. persons such as the Fund under applicable law.

     See also "Special Considerations and Risks" in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each WEBS Index Series of the Fund is computed by dividing the value of the net assets of such WEBS Index Series (i.e., the value of its total assets less total liabilities) by the total number of WEBS outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. Except in the case of the Malaysia (Free) WEBS Index Series, the net asset value of each WEBS Index Series is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. ("NYSE") (ordinarily 4:00 p.m., New York City time) on each day that the NYSE is open. The net asset value of the Malaysia
(Free) WEBS Index Series is determined as of 8:30 a.m. (New York City time) on each day that the NYSE is open.


     In computing a WEBS Index Series' net asset value, the WEBS Index Series' portfolio securities are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in the over-the-counter market are valued at the latest quoted bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Directors of the Fund. Currency values are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, exchange rates as of 4:00 p.m. London time, except that the exchange rate for the MSCI Mexico (Free) Index is that as of 3:00 p.m. New York City time). However, the Fund may use a different rate from the rate used by MSCI in the event the Adviser concludes that such rate is more appropriate and, as of the date of this Prospectus, is using a different rate than MSCI in computing the net asset value of the Malaysia (Free) WEBS Index Series. Any such use of a different rate than MSCI may adversely affect a WEBS Index Series' ability to track its benchmark MSCI index.

CREATION UNITS


     The Fund issues and redeems WEBS of each WEBS Index Series only in aggregations of WEBS specified for each WEBS Index Series. The following table sets forth the number of WEBS of a WEBS Index Series that constitute a Creation Unit for such WEBS Index Series and the value of such Creation Unit at August 31, 1998:


                                                                    VALUE PER
WEBS INDEX SERIES                        WEBS PER CREATION UNIT   CREATION UNIT
-----------------                        ----------------------   -------------
                                                                   (IN DOLLARS)
Australia WEBS Index Series ............         200,000            1,549,950
Austria WEBS Index Series. .............         100,000            1,010,604
Belgium WEBS Index Series. .............          40,000              736,117
Canada WEBS Index Series. ..............         100,000              990,180
France WEBS Index Series. ..............         200,000            3,825,739
Germany WEBS Index Series. .............         300,000            6,076,689
Hong Kong WEBS Index Series. ...........          75,000              480,379
Italy WEBS Index Series ................         150,000            3,433,401
Japan WEBS Index Series ................         600,000            5,036,759
Malaysia (Free)WEBS Index Series. ......          75,000              158,001
Mexico (Free) WEBS Index Series. .......         100,000              810,617
Netherlands WEBS Index Series. .........          50,000            1,175,440
Singapore (Free) WEBS Index Series. ....         100,000              330,404
Spain WEBS Index Series. ...............          75,000            1,787,780
Sweden WEBS Index Series. ..............          75,000            1,379,089
Switzerland WEBS Index Series. .........         125,000            1,943,319
United Kingdom WEBS Index Series. ......         200,000            3,696,064


     See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units." The Board of Directors of the Fund reserves the right to declare a split or a consolidation in the number of WEBS outstanding of any WEBS Index Series of the Fund, and to make a corresponding change in the number of WEBS constituting a Creation Unit, in the event that the per WEBS price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF WEBS IN CREATION UNITS

     THE FUND ISSUES AND SELLS WEBS OF A WEBS INDEX SERIES ONLY IN CREATION UNITS ON A CONTINUOUS BASIS THROUGH THE DISTRIBUTOR AT THEIR NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF AN ORDER IN PROPER FORM, WITHOUT AN INITIAL SALES LOAD. Until further notice, the Fund has suspended new creations of Creation Units of WEBS of its Malaysia (Free) WEBS Index Series. The consideration for purchase of a Creation Unit of WEBS of a WEBS Index Series is the in-kind deposit of a designated portfolio of equity securities constituting an optimized representation of the corresponding MSCI Index (the "Deposit Securities") and an amount of cash computed as described below (the "Cash Component"). The Cash Component is a balancing amount to cover accrued dividends and to equalize any difference between the value of the Deposit Securities and the net asset value of a Creation Unit of WEBS as determined on the date on which WEBS are to be purchased and issued. Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit" which represents the minimum initial and subsequent investment amount for shares of any WEBS Index Series from the Fund. Tendered securities in the Portfolio Deposit are valued in the same manner as the relevant WEBS Index Series values its portfolio securities. The Fund may issue Creation Units of WEBS prior to receipt of all or a portion of the relevant Deposit Securities in certain circumstances where the purchaser, among other things, posts collateral to secure its obligation to deliver such outstanding Deposit Securities. WEBS may also be issued and sold in Creation Units for cash in certain circumstances; however, the Fund does not ordinarily permit cash purchases of Creation Units and any WEBS Index Series that permits cash sales reserves the right to suspend such sales at any time.

     The Deposit Securities for each WEBS Index Series generally change with changes in the corresponding MSCI Index. In addition, the Adviser reserves the right to permit or require the substitution of an amount of cash to be added to the Cash Component to replace any security in the portfolio constituting the Deposit Securities which may not be available in sufficient quantity for delivery or for other similar reasons. The Deposit Securities must be delivered for receipt in an account of the Fund maintained at the applicable local subcustodian.

     A purchase transaction fee payable to the Fund is imposed to compensate the Fund for the transaction costs of each WEBS Index Series associated with issuance of Creation Units of WEBS. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the Shareholder Transaction Expenses table in "Summary of Fund Expenses." The Shareholder Transaction Expenses table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Fund.

     The foregoing description of the issuance of Creation Units of WEBS is only a summary. Investors interested in purchasing Creations Units of WEBS from the Fund will need to refer to "Purchase and Issuance of WEBS in Creation Units" in the Statement of Additional Information for additional details.

REDEMPTION OF WEBS IN CREATION UNITS

     WEBS OF A WEBS INDEX SERIES ARE REDEEMED BY THE FUND ONLY IN CREATION UNITS AT THEIR NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF A REDEMPTION REQUEST IN PROPER FORM BY THE DISTRIBUTOR. WEBS IN AMOUNTS LESS THAN CREATION UNITS ARE NOT REDEEMABLE. The Fund generally redeems a Creation Unit of WEBS principally on an in-kind basis for Deposit Securities as announced by the Distributor, plus cash in an amount equal to the difference between the net asset value of the WEBS being redeemed, as next determined after receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. A WEBS Index Series may also redeem Creation Units for cash in certain circumstances; however, the Fund does not ordinarily permit cash redemptions and any WEBS Index Series that permits cash redemptions reserves the right to suspend such redemptions at any time. In light of the capital restrictions imposed in Malaysia on September 1, 1998, the Fund discourages redemptions of its Malaysia (Free) WEBS Index Series.

     Investors may purchase WEBS in the secondary market and aggregate such purchases into a Creation Unit for redemption. There can be no assurance, however, that there always will be sufficient liquidity in the public trading market to permit assembly of a Creation Unit of WEBS. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of WEBS to constitute a redeemable Creation Unit. The approximate cost of a Creation Unit of each WEBS Index Series is indicated under the heading "Creation Units."

     A redemption transaction fee payable to the Fund is imposed to offset transaction costs that may be incurred by a WEBS Index Series in connection with redemption of Creation Units of WEBS. The redemption transaction fee for redemptions in kind and for cash (when available) are listed in the Shareholder Transaction Expenses table in "Summary of Fund Expenses." The Shareholder
Transaction Expenses table may be subject to revision from time to time. Investors also bear the costs of transferring the Portfolio Deposit from the Fund to their account or on their order.

     Because the portfolio securities of a WEBS Index Series may trade on the relevant exchange(s) on days that the AMEX is closed, shareholders may not be able to redeem their Creation Units of such WEBS Index Series, or to purchase or sell WEBS on the AMEX, on days when the net asset value of such WEBS Index
Series could be significantly affected by events in the relevant foreign markets.

     The foregoing description of the redemption of Creation Units of WEBS is only a summary. Investors interested in redeeming Creation Units of WEBS need to refer to "Redemption of WEBS in Creation Units" in the Statement of Additional Information for additional details.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     Dividends from net investment income, including net foreign currency gains, if any, are declared and paid at least annually and net realized securities gains, if any, are distributed at least annually. Dividends may be declared and paid more frequently than annually for certain WEBS Index Series to improve tracking error or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each WEBS Index Series net of expenses of such WEBS Index Series, as if such WEBS Index Series owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. See "Tax Matters." Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional WEBS. The Fund will inform shareholders within 60 days after the close of the WEBS Index Series' taxable year of the amount and nature of all distributions made to them.


TAX MATTERS

     A person other than a tax-exempt entity who exchanges securities for Creation Units of WEBS generally will recognize gain and generally should recognize loss equal to the difference between the market value of the Creation Units and the sum of his aggregate basis in the securities surrendered and the Cash Component paid. It is possible, however, that the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," and persons exchanging securities should consult their own tax advisors with respect to when such a loss might be deductible.

     Each WEBS Index Series of the Fund intends to qualify for and to elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As a regulated investment company, a WEBS Index Series is not subject to U.S. federal income tax on its income and gains that it distributes to shareholders, provided that it distributes annually at least 90% of its investment company taxable income. Investment company taxable income generally includes income from dividends and interest and gains and losses from currency transactions net of operating expenses plus the WEBS Index Series' net short-term capital gains in excess of its net long-term capital losses. Each WEBS Index Series distributes to its shareholders at least annually all of its investment company taxable income and any realized net long-term capital gains.

     Dividends paid out of a WEBS Index Series' investment company taxable income are taxable to a U.S. investor as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable to a U.S. investor as long-term capital gains, regardless of how long the investor has held the WEBS. Dividends paid by a WEBS Index Series generally will not qualify for the deduction for dividends received by corporations. Distributions in excess of a WEBS Index Series' current and accumulated earnings and profits are treated as a tax-free return of capital to each of the WEBS Index Series' investors to the extent of the investor's basis in its WEBS, and as capital gain thereafter. Any dividend declared by a WEBS Index Series in October, November or December of any calendar year and payable to investors of record on a specified date in such a month shall be deemed to have been received by each investor on December 31 of such calendar year and to have been paid by the WEBS Index Series not later than such December 31 so long as the dividend is actually paid by the WEBS Index Series during January of the following calendar year. A distribution by a WEBS Index Series will reduce its net asset value per share and may be taxable to the investor as ordinary income or net capital gain as described above even though, from an investment standpoint, it may constitute a return of capital and this phenomenon may be more pronounced given the WEBS Index Series' policy of making distributions in excess of the sum of its investment company taxable income and its net long-term capital gains.

     Any gain or loss realized upon a sale or redemption of WEBS by a shareholder that is not a dealer in securities is generally treated as long-term capital gain or loss if the WEBS have been held for more than twelve months, and otherwise as a short-term capital gain or loss. However, if WEBS on which an adjusted net long-term capital gain distribution has been received are subsequently sold or redeemed and such WEBS have been held for six months or less, any loss realized will be treated as an adjusted net long-term capital loss to the extent that it offsets the corresponding adjusted net long-term capital gain distribution. Moreover, any loss realized on a sale or exchange of WEBS will be deferred to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares, in which case the basis of the shares acquired will be adjusted upward to reflect the deferred loss.

     Each WEBS Index Series may be subject to foreign income taxes withheld at source. As more than 50% of the value of the total assets of each WEBS Index Series at the close of its taxable year will consist of stock or securities of foreign corporations, a WEBS Index Series will be eligible (and intends) to file an election with the U.S. Internal Revenue Service to "pass through" to its investors the amount of foreign income taxes (including withholding taxes) paid by the WEBS Index Series, provided that the WEBS Index Series and its investor held the security on the dividend entitlement date and for at least fifteen additional days immediately before and/or thereafter. Subject to certain limitations, the foreign income taxes passed through may qualify as a deduction in calculating U.S. taxable income or as a credit in calculating U.S. federal income tax. Each investor will be notified of the investor's portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources within each country.

     The Fund may be required to withhold for U.S. federal income tax purposes 31% of the dividends and distributions payable to investors who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; amounts withheld may be credited against the investor's U.S. federal income tax liability.

     An investor in a WEBS Index Series that is a foreign corporation or an individual who is a nonresident alien for U.S. tax purposes will be subject to significant adverse U.S. tax consequences. For example, dividends paid out of a WEBS Index Series' investment company taxable income will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if the foreign investor is eligible for the benefits of an income tax treaty). Foreign investors are urged to consult their own tax advisors regarding the U.S. tax treatment, in their particular circumstances, of ownership of shares in a WEBS Index Series.

     For further information on taxes see "Taxes" in the Statement of Additional Information.

BOOK-ENTRY ONLY SYSTEM

     DTC acts as securities depositary for the WEBS. WEBS are represented by global securities, which are registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC has advised the Fund as follows: DTC was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the American Stock Exchange, Inc., and the National Association of Securities
Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of WEBS is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in WEBS (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through the DTC Participant a written confirmation relating to their purchase of WEBS. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in WEBS. Beneficial Owners of WEBS are not entitled to have WEBS registered in their names, will not receive or are not entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of WEBS.

     WEBS distributions are made to DTC or its nominee, Cede & Co., as the registered holder of all WEBS. DTC or its nominee, upon receipt of any such distributions, will immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in WEBS as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of WEBS held through such DTC Participants are governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in a "street name," and are the responsibility of such DTC Participants.

     See "Book-Entry Only System" in the Statement of Additional Information for additional details.

PERFORMANCE

     The performance of the WEBS Index Series may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

     Quotations of average annual total return will be expressed in terms of average annual rate of return of a hypothetical investment in a WEBS Index Series over periods of 1, 5 and 10 years (or the life of the WEBS Index Series, if shorter). Such total return figures reflect the deduction of a proportional share of such WEBS Index Series' expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Quotations of a cumulative total return are calculated for any specified period by assuming a hypothetical investment in a WEBS Index Series on the date of the commencement of the period and assume that all dividends and distributions are reinvested on ex date. However, currently there is no dividend reinvestment option available to shareholders of WEBS and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period is divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

     The yield of a WEBS Index Series refers to income generated by an investment in such WEBS Index Series over a specified 30-day (one month) period. Yields for the WEBS Index Series are expressed as annualized percentages.

     Quotations of average annual total return, cumulative total return or yield reflect only the performance of a hypothetical investment in a WEBS Index Series during the particular time period on which the calculations are based. Such quotations for a WEBS Index Series will vary based on changes in market conditions and the level of such WEBS Index Series' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

YEAR 2000 COMPLIANCE

     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000 because of the way dates are encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and shareholder transactions. The Fund has no computer systems of its own, but relies on those of its service providers. In response to an inquiry from the Fund's Board of Directors, the Fund's Adviser, Administrator and Transfer Agent, Custodian and Lending Agent, Sub-Administrator and Distributor have advised the Board that they are reviewing all of the computer systems used by them, and making inquiries of persons whose systems they rely on, in an effort to confirm that all such systems will be appropriately adapted in advance of the Year 2000. The Board has requested that each of the Fund's service providers report on the status of preparations for the Year 2000 at each Board meeting prior to the Year 2001. There can be no assurance that these steps will be sufficient to prevent an adverse impact on the Fund or any WEBS Index Series thereof.

EUROPEAN CURRENCY UNIFICATION


     Many European countries are about to adopt a single European currency, the "Euro." The Euro will become legal tender in the countries participating in European Monetary Union ("EMU") on January 1, 1999. The countries currently participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The notable countries missing from the new unified currency are the United Kingdom, Denmark and Sweden. On May 2, 1998, a new European Central Bank was created to manage the monetary policy of the new unified region. On the same day, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by Euro coins and bank notes by the middle of 2002. This change is likely to significantly impact the European capital markets in which several WEBS Index Series invest.


GENERAL INFORMATION


     The Fund is organized as a Maryland corporation. The Articles of Incorporation, as amended, currently permit the Fund to issue 6 billion shares of common stock with a par value of $.001 per share. Fractional shares will not be issued. In addition to the seventeen WEBS Index Series described herein, the Board of Directors of the Fund may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. Any such additional series may seek to track the investment results represented by an equity securities index compiled by MSCI or by another index compiler. The Articles of Incorporation provide that the shares of each series of common stock of the Fund are redeemable, at net asset value, at the option of the Fund, in whole or any part, on such terms as the Board of Directors may by resolution approve, without the consent of the holders thereof. The shares of each series are fully paid and non-assessable; have no preference as to conversion, exchange, dividends, retirement or other features; and have no pre-emptive rights. Each share has one vote with respect to matters upon which a shareholder vote is required; shareholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted on affects only a particular WEBS Index Series it will be voted on only by that WEBS Index Series and if a matter affects a particular WEBS Index Series differently from other WEBS Index Series, that WEBS Index Series will vote separately on such matter. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law.

     Absent an applicable exemption or other relief from the SEC or its staff, officers and directors of the Fund and beneficial owners of 10% of the WEBS of a WEBS Index Series ("Insiders") would be subject to the insider reporting, short-swing profit and short sale provisions in Section 16 of the Exchange Act and the SEC's rules thereunder. In a "no action letter", the SEC staff advised the Fund that the staff will not recommend SEC enforcement action if Insiders do not file reports required by Section 16(a) of the Exchange Act and the rules thereunder with respect to transactions in the WEBS of the relevant WEBS Index Series. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act, and should note that the no action letter does not address other requirements under the Exchange Act, including those imposed by Section 13(d) thereof and the rules thereunder.

     The acquisition of WEBS of each WEBS Index Series by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act and applicable state regulations.


     Ernst & Young LLP serves as independent auditors for the Fund and audits its financial statements annually.


AVAILABLE INFORMATION

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith and the Statement of Additional Information, may be examined at the offices of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549, or on the SEC's Internet website (www.sec.gov). Such documents and other information concerning the Fund may also be inspected at the offices of the American Stock Exchange, Inc., 86 Trinity Place, New York, New York 10006.

     Statements contained in this Prospectus as to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

     Shareholder inquiries may be directed to the Fund in writing, to c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               [GRAPHIC OMITTED]

                                WEBS(TRADEMARK)

                              WEBS INDEX FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 27, 1998

         This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated November 27, 1998 (the "Prospectus") for WEBS Index Fund, Inc. (the "Fund"), as it may be revised from time to time. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund or the Distributor. The Fund's address is WEBS Index Fund, Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Capitalized terms used herein but not defined have the same meaning as in the Prospectus, unless otherwise noted.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
General Description of the Fund...........................................   1
Investment Policies and Restrictions  ....................................   1
Special Considerations and Risks..........................................  13
The MSCI Indices..........................................................  27
Exchange Listing and Trading..............................................  43
Management of the Fund ...................................................  44
Investment Advisory, Management, Administrative and
  Distribution Services...................................................  46
Brokerage Transactions ...................................................  50
Book Entry Only System ...................................................  51
Purchase and Issuance of WEBS in Creation Units...........................  52
Redemption of WEBS in Creation Units  ....................................  56
Special Factors Regarding the Malaysia (Free) WEBS Index Series...........  58
Determining Net Asset Value...............................................  58
Dividends and Distributions...............................................  59
Taxes ....................................................................  59
Capital Stock and Shareholder Reports  ...................................  60
Performance Information  .................................................  62
Counsel and Independent Auditors..........................................  65
Financial Statements......................................................  65
Appendices
         APPENDIX A: MSCI Indices as of August 31, 1998
         APPENDIX B: Holidays Applicable to Each WEBS Index Series
         APPENDIX C: Supplemental Educational Information on WEBS
         -    WEBS Investment Highlights
         -    Frequently Asked Questions (Q & A)
         -    MSCI Index Performance Charts

---------------------------
         MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI") IS A COMPANY JOINTLY OWNED BY MORGAN STANLEY DEAN WITTER & CO. INCORPORATED ("MSDW"), AN INTERNATIONAL INVESTMENT BANKING, ASSET MANAGEMENT AND BROKERAGE FIRM AND THE CAPITAL GROUP COMPANIES, INC. ("CAPITAL"), AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT IS NOT AFFILIATED WITH MSDW. MSCI IS THE OWNER OF THE MSCI INDICES AND HAS FULL RESPONSIBILITY FOR THE DESIGN, MAINTENANCE, PRODUCTION AND DISTRIBUTION OF THE INDICES, INCLUDING ADDITIONS AND DELETIONS OF CONSTITUENTS WITHIN THE INDICES.

         WORLD EQUITY BENCHMARK SHARES ARE NOT SPONSORED, ENDORSED, OR PROMOTED BY MSDW OR ANY OF ITS AFFILIATES. NEITHER MSDW NOR ANY OF ITS AFFILIATES MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, OR IN THE WEBS OF ANY WEBS INDEX SERIES PARTICULARLY, OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE MSCI INDICES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE WEBS OF ANY WEBS INDEX SERIES OR THE ISSUER THEREOF. NEITHER MSCI NOR EITHER OF ITS OWNERS HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OF THE WEBS OF ANY WEBS INDEX SERIES OR THE OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES INTO CONSIDERATION IN DETERMINING, COMPOSING, CALCULATING OR DISSEMINATING THE RESPECTIVE MSCI INDICES. NEITHER MSCI NOR EITHER OF ITS OWNERS IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE WEBS OF ANY WEBS INDEX SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE WEBS OF ANY WEBS INDEX SERIES ARE REDEEMABLE. NEITHER MSCI NOR EITHER OF ITS OWNERS HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE WEBS OF ANY WEBS INDEX SERIES IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE WEBS OF ANY WEBS INDEX SERIES.

         ALTHOUGH MSCI AND CAPITAL, WHICH ARE PRIMARILY RESPONSIBLE FOR FORMULATING THE MSCI INDICES, SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES WHICH THEY CONSIDER RELIABLE, NEITHER MSCI NOR CAPITAL GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY MSCI INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER MSCI NOR CAPITAL MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED UNDER ANY LICENSE AGREEMENT OR FOR ANY OTHER USE. NEITHER MSCI NOR CAPITAL MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR CAPITAL HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


     The information contained herein regarding MSCI, the MSCI Indices, local securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.


     Unless otherwise specified, all references in this Statement of Additional Information to "dollars," "USD," "US$" or "$" are to United States Dollars, all references to "AUD," or "A$" are to Australian Dollars, all references to "ATS" are to Austrian Schillings, all references to "BEF" are to Belgian Francs, all references to "CAD" or "CA$" are to Canadian Dollars, all references to "FRF" or "FF" are to French Francs, all references to "DEM" or "DM" are to the German Deutsche Mark, all references to "HKD" or "HK$" are to Hong Kong Dollars, all references to "ITL" or "LL" are to Italian Lira, all references to "JPY" or "Y" are to Japanese Yen, all references to "MYR" are to Malaysian Ringgits, all references to "MXN" are to Mexican Pesos, all references to "NLG" are to Netherlands Guilders, all references to "SGD" are to Singapore Dollars, all references to "ESP" are to Spanish Pesetas, all references to "SEK" are to Swedish Krona, all references to "CHF" are to Swiss Francs, and all references to "GBP," "_" or "L" are to British Pounds Sterling. On August 31, 1998, the 4:00 p.m. buying rates in New York City for cable transfers payable in the applicable currency, as certified for customs purposes by the Federal Reserve Bank of New York, were as follows for each US $1.00: AUD 1.74734, ATS 12.4088, BEF 36.372, CAD 1.5642, FRF 5.91, DEM 1.7635, HKD 7.7492, ITL 1,742.85, JPY
141.19, MYR 4.1853, MXN 10.09, NLG 1.9901, SGD 1.776, ESP 149.765, SEK 8.0883,
CHF 1.4463 and GBP 0.59719. Some numbers in this Statement of Additional Information have been rounded. All US Dollar equivalents provided in this Statement of Additional Information are calculated at the exchange rate prevailing on the date to which the corresponding foreign currency amount refers.

                         GENERAL DESCRIPTION OF THE FUND

         WEBS Index Fund, Inc. (the "Fund") is a management investment company organized as a series fund. The Fund currently consists of seventeen series (each, a "WEBS Index Series"), each of which invests in a portfolio of common stocks (the "Portfolio Securities") consisting of some or all of the component securities of a specified foreign securities index, selected to reflect the performance thereof. The Fund was incorporated under the laws of the State of Maryland on August 31, 1994. The shares of each WEBS Index Series are referred to herein as "World Equity Benchmark Shares-sm-" or "WEBS-sm-". The seventeen WEBS Index Series offered by the Fund are the Australia WEBS Index Series, the Austria WEBS Index Series, the Belgium WEBS Index Series, the Canada WEBS Index Series, the France WEBS Index Series, the Germany WEBS Index Series, the Hong Kong WEBS Index Series, the Italy WEBS Index Series, the Japan WEBS Index Series, the Malaysia (Free) WEBS Index Series, the Mexico (Free) WEBS Index Series, the Netherlands WEBS Index Series, the Singapore (Free) WEBS Index Series, the Spain WEBS Index Series, the Sweden WEBS Index Series, the Switzerland WEBS Index Series and the United Kingdom WEBS Index Series.


         Each WEBS Index Series offers and issues WEBS at their net asset value only in aggregations of a specified number of shares (each, a "Creation Unit"), usually in exchange for a basket of Portfolio Securities (together with the deposit of a specified cash payment). Such Creation Units of WEBS are separable upon issue into identical shares which are listed and traded on the American Stock Exchange (the "AMEX"). WEBS are also redeemable only in Creation Units, also usually in exchange for Portfolio Securities and a specified cash payment. The Fund reserves the right to offer a "cash" option for sales and redemptions of WEBS (subject to applicable legal requirements), as well as the option to offer WEBS on a "cash only" basis. In each instance of such cash sales or redemptions, the Fund will impose transaction fees based on transaction expenses in the particular country that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the United States Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.


                      INVESTMENT POLICIES AND RESTRICTIONS

         The following information supplements and should be read in conjunction with the sections entitled "Investment Policies" and "Investment Limitations" in the Prospectus.


         Each of the seventeen WEBS Index Series has the policy to remain as fully invested as practicable in a pool of equity securities the performance of which will approximate the performance of the subject MSCI Index taken in its entirety. A WEBS Index Series will normally invest at least 95% of its total assets in stocks that are represented in the relevant MSCI Index and will at all times invest at least 90% of its total assets in such stocks except, that in order to permit the Adviser additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the Australia, Austria, Belgium, Hong Kong, Italy, Mexico (Free), Netherlands, Singapore
(Free), Spain, Sweden, and Switzerland WEBS Index Series will at all times invest at least 80% of its total assets in such stocks and at least half of the remaining 20% of its total assets in such stocks or in stocks included in the revelant market, but not in the relevant MSCI Index. A WEBS Index Series may invest its remaining assets in Short-Term Investments (defined below), in stocks that are in the relevant market but not the relevant MSCI Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps, cash, local currency and forward currency exchange contracts that are intended to provide the WEBS Index Series with exposure to such stocks (the WEBS Index Series will not use such instruments to leverage their investment portfolios). "Short-Term Investments" are short-term high quality debt securities that include: obligations of the United States Government and its agencies or instrumentalities; commercial paper (rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Rating Group), bank certificates of deposit and bankers' acceptances; repurchase agreements collateralized by the foregoing securities; participation interests in such securities; and shares of money market funds (subject to applicable limits under the Investment Company Act of 1940, as amended, (the "1940 Act")).


         A WEBS Index Series will not invest in cash reserves or Short-Term Investments, or utilize futures contracts, options on futures contracts, options or swap agreements as part of a temporary defensive strategy to protect against potential stock market declines. A WEBS Index Series may enter into forward currency exchange contracts and foreign currency futures contracts in order to facilitate settlements in local markets in connection with stock index futures, and to protect against currency exposure in connection with its distributions to shareholders, but not as part of a defensive strategy to protect against fluctuations in exchange rates.


INVESTMENTS IN SUBJECT EQUITY MARKETS

         Brief descriptions of the equity markets in which the respective WEBS Index Series are invested are provided below.


THE AUSTRALIAN EQUITY MARKETS

         GENERAL BACKGROUND. Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1865. In 1885, the Melbourne market became The Stock Exchange of Melbourne, in which form it has remained until recently. Other stock exchanges were also established in Sydney (1871), Brisbane (1884), Adelaide (1887), Hobart (1891) and Perth (1891). In 1937, the six capital city stock exchanges established the Australian Associated Stock Exchanges (AASE) to represent them at a national level. In 1987, the regional exchanges merged to create the single entity -- The Australian Stock Exchange (ASX). Trading is done via a computer link-up called "SEATS." SEATS enables all exchanges to quote uniform prices. All the exchanges are members of the ASX and are subject to the Securities Industry Act, which regulates the major aspects of stock exchange operations. Although there are stock exchanges in all six states, the Melbourne and Sydney Stock Exchanges are the major centers, covering 90% of all trades.


         REPORTING, ACCOUNTING AND AUDITING. Australian reporting, accounting and auditing standards differ substantially from U.S. standards. In general Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Australian equity markets was approximately AUD 449.8 billion or US$257.3 billion.


THE AUSTRIAN EQUITY MARKETS

         GENERAL BACKGROUND. Relative to international standards, the Vienna stock market is small in terms of total capitalization and yearly turnover. The Vienna Stock Exchange (VSE) is one of the oldest in the world and was founded in 1771 as a state institution to provide a market for state-issued bonds, as well as for exchange transactions. The Stock Exchange Act of 1875 (the "Act") established the VSE as an autonomous institution. The Act is still in force, placing control and administration of the exchange in the hands of the Borsekammer (Board of Governors), chosen from among the members of the exchange. The Borsekammer consists of 25 individuals with the title of Borserat (stock exchange councillor). Some are elected by members and some are designated by organizations of the securities industry for a period of five years. The councillors must be members of the exchange and they elect from amongst themselves a President and three Vice Presidents. Shares account for about 80% and investment fund certificates for about 20% of total listed securities on the VSE. Business of the exchange can be transacted only by members. Almost all the credit institutions in Vienna, some in the Austrian provinces and the joint stock banks are represented on the stock exchange, as well as the private banks, savings banks and other credit institutions. Certain securities which do not have an official listing may be dealt in on the floor of the stock exchange with permission of the management. This unlisted trading is the main activity of the free brokers (Frei Makeler).

         REPORTING, ACCOUNTING AND AUDITING. Austrian reporting, accounting and auditing standards differ from U.S. standards. In general, Austrian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Austrian equity markets was approximately ATS 457.0 billion or US$ 36.8 billion.


THE BELGIAN EQUITY MARKETS

         GENERAL BACKGROUND. The Brussels Stock Exchange (BSE) was founded by Napoleonic decree in 1801. Since January 1, 1991 the BSE has been officially organized as the "Societe de la Bourse de Valeurs Mobileres de Bruxelles" (SBVM) the shareholders of which are Belgian securities houses. The law of December 4, 1990 on financial operations and markets terminated the monopoly of the individual brokers. Now only securities houses are allowed to carry out stock exchange orders. Brokers, banks, brokerage firms and insurance companies can participate in the capital of a securities house. Its management is composed of a majority of qualified people bearing the title of stockbroker. The Banking and Finance Commission was granted the power to approve securities houses by this law. The Board of Directors of the SBVM, the Stock Exchange Committee organizes and supervises the different markets and ensures market transparency. The Stock Exchange Committee also admits or dismisses brokerage firms and ensures compliance with all regulations. The Stock Exchange Committee is also in charge of the admission to listing and suspension of listing. On the Brussels Stock Exchange equities are traded on three different markets: the Official Market, which includes a Cash and a Forward Market, the Second Market and an "Over the Counter Market."


         REPORTING, ACCOUNTING AND AUDITING. Belgian reporting, accounting and auditing standards differ substantially from U.S. standards. In general Belgian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Belgian equity markets was approximately BEF 7,866.6 billion or US$216.3 billion.


THE CANADIAN EQUITY MARKETS


         GENERAL BACKGROUND. The first Canadian stock exchange appeared in the 1870s. Today, Canada is the world's fourth largest public equity market by trading volume and the fifth largest by market capitalization. There are five stock exchanges across Canada, located in Toronto, Montreal, Vancouver, Calgary and Winnipeg. Of these, the Toronto Stock Exchange is the largest, accounting for almost 80% of Canadian trading volumes. Measured by the value of shares traded, the Toronto Stock Exchange is the second largest organized securities exchange in North America and among the ten largest in the world.

         REPORTING, ACCOUNTING AND AUDITING. According to the SEC in one of the proposing releases relating to the Multijurisdictional Disclosure System, Canadian reporting, accounting and auditing practices are closer to U.S. standards than those of any other foreign jurisdiction. Every issuer that qualifies an offering of securities for distribution in Canada becomes subject to periodic disclosure requirements. Authoritative accounting and auditing standards, which are uniform across Canada, are developed by a national body, the Canadian Institute of Chartered Accountants ("CICA"). Although promulgated auditing standards in Canada differ from U.S. standards in some respects, generally accepted practices in Canada routinely encompass all significant auditing procedures required by U.S. standards. Further, CICA periodically evaluates new auditing standards adopted by the American Institute of Certified Public Accountants, CICA's U.S. counterpart, to determine whether similar guidelines may be appropriate for Canadian auditors. Canadian GAAP are similar to their U.S. counterparts, although there are some differences in measurement and disclosure.

         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Canadian markets was approximately CAD 665.8 billion or US$425.6 billion.


THE FRENCH EQUITY MARKETS

         GENERAL BACKGROUND. Trading of securities in France is subject to the monopoly of the Societe de Bourse, which replaced the individual agents de change in 1991 in order to increase the cohesion of the French equity market. All purchases or sales of equity securities in listed companies on any one of the French exchanges must be executed through the Societe de Bourse. There are three different markets on which French securities may be listed: (1) the official list (La Cote Officielle), comprised of equity securities of large French and foreign companies and most bond issues; (2) the second market (Le Second Marche), designed for the trading of equity securities of smaller companies; and (3) the "Hors-Cote" Market. Securities may only be traded on the official list and the second market after they have been admitted for the listing by the Conseil des Bourses de Valeurs (the "CBV"). By contrast, the Hors-Cote Market has no prerequisites to listing, and shares of otherwise unlisted companies may be freely traded there, once they have been introduced on the market by the Societe de Bourse. Although the Hors-Cote Market is frequently referred to as an over-the-counter market, this term is inaccurate in that, like the official list and the second market, it is supervised by Societes des Bourses Francaises and regulated by the CBV.

         Although there are seven stock exchanges in France (located in Paris, Bordeaux, Lille, Lyon, Marseille, Nancy and Nantes), the Paris Stock Exchange handles more than 95% of transactions in the country. All bonds and shares, whether listed or unlisted, must be traded on one of the seven exchanges. Trading in most of the Paris exchange-listed stocks takes place through the computer order-driven trading system CAC, launched in 1988. French market capitalization constitutes approximately 30% of the French Gross Domestic Product. Securities are denominated in the official unit of currency, the French Franc. Unless otherwise provided by a double tax treaty, dividends on French shares are subject to a withholding tax of 25%.

         REPORTING, ACCOUNTING AND AUDITING. Although French reporting, accounting and auditing standards are considered rather rigorous by European standards, they differ from U.S. standards in certain material respects. In general, French corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the French equity markets was approximately FRF 5,000.6 billion or US$846.1 billion.


THE GERMAN EQUITY MARKETS

         GENERAL BACKGROUND. The history of Frankfurt as a financial center can be traced back to the early Middle Ages. Frankfurt had the right to issue coins as early as 1180; the first exchange office was opened in 1402. Germany has been without a central stock exchange, the position formerly held by the Berlin exchange, since 1945. Today there are eight independent stock exchanges, of which Dusseldorf and Frankfurt account for over three-quarters of the total volume. Frankfurt is the main exchange in Germany. Exchange securities are denominated in German Marks, the official currency of Germany. Equities may be traded in Germany in one of three markets: (i) the official market, comprised of trading in shares which have been formally admitted to official listing by the admissions committee of the relevant stock exchange, based on disclosure in the listing application; (ii) the "semi-official" unlisted market, comprised of trading in shares not in the official listing; and (iii) the unofficial, over-the-counter market, which is governed by the provisions of the Civil Code and the Merchant Code and not by the provisions of any stock exchange. There is no stamp duty in Germany, but a nonresident capital gains tax may apply in certain circumstances.

         REPORTING, ACCOUNTING AND AUDITING. German reporting, accounting and auditing standards differ substantially from U.S. standards. In general, German corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Germany equity markets was approximately DEM 1,679.9 billion or US$952.6 billion.


THE HONG KONG EQUITY MARKETS

         GENERAL BACKGROUND. Trading in equity securities in Hong Kong began in 1891 with the formation of the Association of Stockbrokers, which was changed in 1914 to the Hong Kong Stock Exchange. In 1921, a second stock exchange, The Hong Kong Stockbrokers' Association, was established. In 1947, these two exchanges were merged under the name The Hong Kong Stock Exchange Limited. Three additional exchanges, the Far East Exchange Limited (1969), The Kam Ngan Stock Exchange Limited (1971) and The Kowloon Stock Exchange (1972) also commenced trading activities. These four exchanges were unified in 1986 to form The Stock Exchange of Hong Kong Limited (the "SEHK"). The value of the SEHK constitutes more than 100% of Hong Kong's Gross Domestic Product. Trading on the SEHK is conducted in the post trading method, matching buyers and sellers through public outcry. Securities are denominated in the official unit of currency, the Hong Kong Dollar. Foreign investment in Hong Kong is generally unrestricted. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt.

         REPORTING, ACCOUNTING AND AUDITING. Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Hong Kong equity markets was approximately HKD 2,019.0 billion or US$260.5 billion.


THE ITALIAN EQUITY MARKETS

         GENERAL BACKGROUND. The first formal exchange was created in Italy in 1808 with the establishment of the Milan Stock Exchange. Since then nine other exchanges have been founded. Milan is the most important exchange, accounting for 90% of total equity volume and about 80% of turnover in fixed income securities. After the Milan Stock Exchange the other exchanges, in order of importance, are: Rome, Turin, Genoa, Bologna, Florence, Naples, Palermo, Trieste and Venice. By law the only persons allowed to trade in the official posts of the stock exchange are the stockbrokers, who must act as brokers and not trade for their own account. Banks and intermediaries are allowed to enter the trading post as observers. In 1991, the Parliament passed legislation creating Societa di intermediazone mobiliare (SIMs). SIMs were created to regulate brokerage activities in the securities market and are allowed to trade on their own and for customers' accounts. In 1986, the Centro Elaboraizione Dati (C.E.D. Borsa), a subsidiary of the Milan Stock Exchange, developed a supporting service called Borsamat. The Borsamat records all trading floor orders, links all Italian exchanges, checks transaction details and issues confirmations. Italy has the world's largest government securities market after the United States and Japan. At the end of 1993, issues of treasury bills, notes and bonds outstanding totaled US$1,133 billion.

         REPORTING, ACCOUNTING AND AUDITING. Italian reporting, accounting and auditing practices are regulated by Italy's National Control Commission. These practices bear some similarities to United States standards, but differ significantly in many important respects. In general, Italian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely, less frequent and less consistent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Italian equity markets was approximately ITL 764,882.8 billion or US$438.9 billion.


THE JAPANESE EQUITY MARKETS

         GENERAL BACKGROUND. The Japanese stock market has a history of over 100 years beginning with the establishment of the Tokyo Stock Exchange Company Ltd. in 1878. Stock exchanges are located in eight cities in Japan (Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo). There is also an over-the-counter market. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. The main activity of the regular exchange members is the buying and selling of securities on the floor of an exchange, both for their customers and for their own account. Japan is second only to the United States in aggregate stock market capitalization. Securities are denominated in the official unit of currency, the Japanese Yen. Takeover activity is negligible in Tokyo, and although foreign investors play a significant role, the trend of the market is set by the domestic investor. The statutory at-source withholding tax is 20% on dividends. There also is a transaction tax on share trades and a small stamp duty.

         REPORTING, ACCOUNTING AND AUDITING. Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Japanese equity markets was approximately JPY 260,637.7 billion or US$1,846.0 billion.


THE MALAYSIAN EQUITY MARKETS

         GENERAL BACKGROUND. The securities industry in Malaysia dates back to the early 1930's. Kuala Lumpur and Singapore were a single exchange until 1973 when they separated and the Kuala Lumpur Stock Exchange (KLSE) was formed. The KLSE operated under a provisional set of rules until 1983 when a new Securities Industry Act came into force. As of April 30, 1993, 320 companies were listed on the KLSE main board. A Second Board, established in 1988, allows smaller companies to tap additional capital. Fifty-seven companies were listed on the Second Board as of April 30, 1993. Over the years, the KLSE's close links with the Stock Exchange of Singapore (SES) has rendered it very vulnerable to developments in Singapore. Consequently, the Government decided, as a matter of national policy, on a delisting of Malaysian incorporated companies from the SES. This was effected on January 1, 1990. A similar move was made by Singapore, resulting in the delisting of all Singapore companies on the KLSE on January 1, 1990. There are two main stock indices in Malaysia. The wider ranging KLSE Composite represents 80 companies. The New Straits Times Industrial Index is an average of 30 industrial stocks.

         On September 1, 1998, the Malaysian government imposed capital restrictions that fixed the exchange rate of its currency, the ringgit, and adopted stringent controls over currency and stock trading which had the effect of forcing all offshore holdings of Malaysian currency and securities back into the country. In addition, the Malaysian government suspended foreign investors' ability to convert proceeds from the sale of Malaysian securities into foreign currency for one year from the date of initial purchase, for all Malaysian securities held at September 1, 1998.


         REPORTING, ACCOUNTING AND AUDITING. Malaysian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Malaysian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Malaysian equity markets was approximately MYR 183.0 billion or US$43.7 billion.

THE MEXICAN EQUITY MARKETS

         GENERAL BACKGROUND. There is only one stock exchange in Mexico, the Bolsa Mexicana de Valores (BMV), which was established in 1894 and is located in Mexico City. The stock exchange is a private corporation whose shares are owned solely by its authorized members and operates under the stock market laws passed by the government. The National Banking and Securities Commission (CNV) supervises the stock exchange. The Mexican exchange operates primarily via the open outcry method. However, firm orders in writing can supersede this system, provided there is a perfect match of the details of a buy and sell order. Executions on the exchange can be done by members only. Membership of the stock exchange is restricted to Casas de Bolsa brokerage houses and Especialistas Bursatiles (stock exchange specialists).

         REPORTING, ACCOUNTING AND AUDITING. Mexican reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Mexican corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Mexican equity markets was approximately MXN 769.1 billion or US$ 75.8 billion.


THE NETHERLANDS EQUITY MARKETS


         GENERAL BACKGROUND. Trading securities on the AEX Stock Exchange (AEX) (formerly the Amsterdam Stock Exchange) started at the beginning of the seventeenth century. The United East India Company was the first company in the world financed by an issue of shares, and such issue was effected through the exchange. The Netherlands claims the honor of having the oldest established stock exchange in existence. In 1611 a stock market began trading in the coffee houses along the Dam Square. A more formal establishment, the Amsterdam Stock Exchange Association, began trading industrial stocks in 1876, and until World War II, Amsterdam ranked after New York and London as the third most important stock market in the world. After the war, the AEX Stock Exchange only gradually began to resume its activities, as members felt threatened by what they saw as an impending socialist order which would leave little of the stock market intact. Since the end of the war, the Dutch market has remained relatively neglected, as local companies have found it more favorable to use bank financing to meet their capital requirements. Trading in shares on the AEX may take place on the official market or on the parallel market, which is available to medium-sized and smaller companies that cannot yet meet the requirements demanded for the official market.


         REPORTING, ACCOUNTING AND AUDITING. Dutch reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Dutch corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Dutch equity markets was approximately NLG 1,018.7 billion or US$511.9 billion.

THE SINGAPOREAN EQUITY MARKETS

         GENERAL BACKGROUND. The Stock Exchange of Singapore (SES) was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1938. The linkage between the SES and the Kuala Lumpur Stock Exchange (KLSE) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until January 1, 1990 when the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System) in 1987. SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter (OTC) market known as CLOB International, to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association of Securities Dealers Automated Quotation (NASDAQ) system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation.

         REPORTING, ACCOUNTING AND AUDITING. Singaporean reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Singaporean corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Singaporean markets was approximately SGD 103.6 billion or US$58.3 billion.


THE SPANISH EQUITY MARKETS

         GENERAL BACKGROUND. The trading of shares in Spain dates back to 1831 when the Madrid Stock Exchange was founded. Since that time other exchanges have been established in Barcelona, Bilbao and Valencia, although the latter remains purely a local market. Madrid is by far the most active and the most international market exchange, accounting for nearly 50% of total market capitalization of both bonds and stocks. The next largest exchange is Barcelona, founded in 1915. Membership at each stock exchange in Spain is restricted to stockbrokers nominated by the Ministry of Finance. In order to practice their profession, a broker must belong to the Association of Brokers. In November 1986, the Madrid Stock Exchange opened the new second market, or unlisted securities market, as part of an effort to expand the range of Spanish companies whose shares are publicly quoted. The second market provides small and medium-sized companies with access to the trading market of the Madrid Stock Exchange.

         REPORTING, ACCOUNTING AND AUDITING. Spanish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Spanish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Spanish equity markets was approximately ESP 41,453.3 billion or US$ 276.8 billion.


THE SWEDISH EQUITY MARKETS

         GENERAL BACKGROUND. Organized trading of securities in Sweden can be traced back to 1776. Although the Stockholm Stock Exchange was founded in 1864, the real formation of a stock exchange in an international sense took place in 1901. The statutes of the stock exchange were modified in 1906 and, from the beginning of 1907, commercial banks were admitted as members. During the 1970's the Stockholm market was characterized by limited turnover and dull trading conditions. In 1980 the market started to climb and for several years Stockholm was one of the best performing stock markets in both price and volume growth. This regeneration of a market for risk capital was reflected in the large number of companies introduced in the early 1980's. The Stockholm Stock Exchange is structured on a membership basis, with the Bank Inspection Board being the supervising authority. The board consists of 11 directors and one chief executive. The directors of the board are elected by the Swedish government, and the Association of the Swedish Chamber of Commerce, the Federation of Swedish Industries and the member companies of the Stock Exchange. There are three different markets for trading shares in Sweden. The dominant market is the A1 list, for the largest and most heavily traded companies. The second distinct market is the Over-the-Counter Market, which is more loosely regulated than the official market and caters to small and medium sized companies. The other market is the unofficial parallel market which deals in unlisted shares, both on and off the exchange floor. The shares most frequently traded on this market are those which have been delisted from the other markets and those which are only occasionally available for trading.

         There are also two independent markets for options -- the Swedish Options Market (OM) and the Swedish Options and Futures Exchange (SOFE). They offer calls, puts and forwards on Swedish stocks and stock market index.

         REPORTING, ACCOUNTING AND AUDITING. Swedish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swedish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Swedish equity markets was approximately SEK 2,234.2 billion or US$276.2 billion.


THE SWISS EQUITY MARKETS

         GENERAL BACKGROUND. There are three principal stock exchanges in Switzerland, the largest of which is Zurich, followed by Geneva and Basle. The Geneva exchange is the oldest and was formally organized in 1850. The Basle and the Zurich exchanges were founded in 1876 and 1877, respectively. The Geneva Exchange is a corporation under public law and in Zurich and Basle the exchanges are institutions under public law. There are three different market segments for the trading of equities in Switzerland. The first is the official market, the second is the semi-official market, and the third is the unofficial market. On the official market, trading takes place among members of the exchange on the official trading floors. Trading in the semi-official market also takes place on the floors of the exchanges, but this market has traditionally been reserved for smaller companies not yet officially accepted on the exchange. Unofficial market trading is conducted by members and non-members alike. Typical trading on this market involves shares with small turnover. Both listed and unlisted securities can, however, be traded on this market.

         REPORTING, ACCOUNTING AND AUDITING. Swiss reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swiss corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the Swiss equity markets was approximately CHF 878.9 billion or US$607.7 billion.


THE UNITED KINGDOM EQUITY MARKETS

         GENERAL BACKGROUND. The United Kingdom is Europe's largest equity market in terms of aggregate market capitalization. Trading is fully computerized under the Stock Exchange Automated Quotation System. There are 14 stock exchanges in the United Kingdom and Ireland which comprise the Associated Stock Exchange. The most important exchange and the one that has the major share of the business is the London Stock Exchange. The London Stock Exchange has the largest volume of trading in international equities in the world.

         REPORTING, ACCOUNTING AND AUDITING. Although UK reporting, accounting and auditing standards are among the most stringent outside the United States, such standards are not identical to U.S. standards in important respects. Some UK corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may, in certain cases, be less timely and less frequent than that required of U.S. corporations.


         SIZE OF EQUITY MARKETS. As of August 31, 1998, the total market capitalization of the United Kingdom equity markets was approximately GBP 1,299.1 billion or US$2,175.3 billion.


OTHER FUND INVESTMENTS

         Although the policy of each WEBS Index Series of the Fund is to remain substantially fully invested in equity securities, a WEBS Index Series may also invest in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps, cash, local currency and forward currency exchange contracts that are intended to provide the WEBS Index Series with exposure to such equity securities. A WEBS Index Series may invest temporarily in cash, local currency, forward currency contracts and certain Short-Term Investments. Such investments may be used to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units of WEBS.

         Although each WEBS Index Series generally seeks to invest for the long term, the WEBS Index Series retain the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the Fund, the portfolio turnover rate for each WEBS Index Series is expected to be under 50%, a generally lower turnover rate than for many other investment companies. A portfolio turnover rate of 50% would occur if one half of a WEBS Index Series' securities were sold within one year. (For purposes of calculating portfolio turnover rate, the Fund does not take into account "sales" of securities by means of in-kind redemptions, since such transactions do not impact a WEBS Index Series' portfolio composition or weighting.) Ordinarily, securities will be sold from a WEBS Index Series only to reflect certain administrative changes in an MSCI Index (including mergers or changes in the composition of the Index) or to accommodate cash flows out of the WEBS Index Series while seeking to keep the performance of the WEBS Index Series in line with that of its benchmark index. In addition, securities may be sold from a WEBS Index Series in certain circumstances to ensure the WEBS Index Series' compliance with the diversification and other requirements of the Internal Revenue Code and with other requirements, which would tend to raise the portfolio turnover rate of such WEBS Index Series. Purchases and sales of securities involve transaction costs borne by the respective WEBS Index Series.

         A WEBS Index Series may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes. A WEBS Index Series may borrow money only to facilitate distributions to shareholders or meet redemption requests (in connection with Creation Units of WEBS that the Fund agrees to redeem for cash) prior to the settlement of securities already sold or in the process of being sold by such WEBS Index Series. To the extent that a WEBS Index Series borrows money prior to receiving distributions on its portfolio securities or prior to selling securities in connection with a redemption, it may be leveraged; at such times, the WEBS Index Series may appreciate or depreciate in value more rapidly than its benchmark index. A WEBS Index Series will not make cash purchases of securities when the amount of money borrowed exceeds 5% of the market value of its total assets.

LENDING PORTFOLIO SECURITIES


         The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables a WEBS Index Series to earn additional income that may partially offset the expenses of such WEBS Index Series, and thereby reduce the effect that expenses have on such WEBS Index Series' ability to provide investment results that substantially correspond to the price and yield performance of its respective MSCI Index. These loans may not exceed 33% of a WEBS Index Series' total assets. The documentation for these loans provide that the WEBS Index Series will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day on the same basis as the net asset value of the WEBS Index Series is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. A WEBS Index Series pays reasonable administrative and custodial fees in connection with the loan of securities. The WEBS Index Series invests collateral in Short-Term Investments. The Chase Manhattan Bank ("Chase") serves as Lending Agent of the Fund and, in such capacity, shares equally with the respective WEBS Index Series any net income earned on invested collateral. A WEBS Index Series' share of income from the loan collateral is included in the WEBS Index Series' gross investment income.


         The Fund will comply with the conditions for lending established by the SEC. The SEC currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the WEBS Index Series must receive at least 100% collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities lent rises above the level of the collateral; (3) the WEBS Index Series must be able to terminate the loan at any time; (4) the WEBS Index Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the WEBS Index Series may pay only reasonable custodian fees in connection with the loan and will pay no finder's fees; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors (the "Board" or the "Directors") must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. Although each WEBS Index Series will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the WEBS Index Series will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each WEBS Index Series bears the risk of loss of any cash collateral that it invests in Short-Term Investments.


CURRENCY TRANSACTIONS


         The investment policy of each WEBS Index Series is to remain as fully invested as practicable in the equity securities of the relevant market. Hence, no WEBS Index Series of the Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the WEBS Index Series' currency. A WEBS Index Series may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlement or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

REPURCHASE AGREEMENTS

         Each WEBS Index Series may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a WEBS Index Series acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a WEBS Index Series and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a WEBS Index Series (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's Board of Directors monitors the Fund's repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with a WEBS Index Series. No more than an aggregate of 15% of the WEBS Index Series' net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations. A WEBS Index Series will enter into repurchase agreements only with Federal Reserve member banks with minimum assets of at least $2 billion or registered securities dealers.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a WEBS Index Series not within the control of the WEBS Index Series and therefore the WEBS Index Series may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

         Each WEBS Index Series may utilize futures contracts, options and swap agreements to the extent described in the Prospectus. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled by the payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract and at maturity of the contract. Futures contracts are standardized as to maturity date and underlying commodity and are traded on futures exchanges. At the present time, there are no liquid futures contracts traded on most of the benchmark indices of the WEBS Index Series. In such circumstances a WEBS Index Series may use futures contracts, and options on futures contracts, based on other local market indices or may utilize futures contracts, and options on such contracts, on other indices or combinations of indices that the

Adviser believes to be representative of the relevant benchmark index.


         Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying commodity, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.


         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Relatively low initial margin requirements are established by the futures exchanges and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

         Each WEBS Index Series may use futures contracts and options thereon, together with positions in cash and Short-Term Investments, to simulate full investment in the underlying index. As noted above, liquid futures contracts are not currently available for the benchmark indices of many WEBS Index Series. In addition, the Fund is not permitted to utilize certain stock index futures under applicable law. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         A WEBS Index Series will not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a WEBS Index Series' total assets. Assets committed to initial margin deposits for futures and options on futures are held in a segregated account at the Fund's custodian bank. Each WEBS Index Series will take steps to prevent its futures positions from "leveraging" its portfolio. When it has a long futures position, it will maintain in a segregated account with its custodian bank, cash or high quality debt securities having a value equal to the purchase price of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain in a segregated account with its custodian bank assets substantially identical to those underlying the contract or cash and high quality debt securities (or a combination of the foregoing) having a value equal to its obligations under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

         Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, each WEBS Index Series seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of a WEBS Index Series' obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high quality debt securities having an aggregate value at least equal to the accrued excess is maintained in a segregated account at the Fund's custodian bank.

FUTURE DEVELOPMENTS

         Each WEBS Index Series may take advantage of opportunities in the area of options, and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such WEBS Index Series or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a WEBS Index Series' investment objective and legally permissible for the WEBS Index Series. Before entering into such transactions or making any such investment, the WEBS Index Series will provide appropriate disclosure.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions as fundamental policies with respect to each WEBS Index Series. These restrictions cannot be changed with respect to a WEBS Index Series without the approval of the holders of a majority of such WEBS Index Series' outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a WEBS Index Series means the vote, at an annual or a special meeting of the security holders of the Fund, of the lesser of (1) 67% or more of the voting securities of the WEBS Index Series present at such meeting, if the holders of more than 50% of the outstanding voting securities of such WEBS Index Series are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the WEBS Index Series. A WEBS Index Series may not:

         1.   Change its investment objective;

         2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a WEBS Index Series may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

         3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the WEBS Index Series' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the WEBS Index Series will not purchase securities while borrowings in excess of 5% of the WEBS Index Series' total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the WEBS Index Series' assets);

         5. Purchase a security (other than obligations of the United States Government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer;

         6. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a WEBS Index Series may purchase and sell securities that are issued by companies that invest or deal in such assets;

         7. Act as an underwriter of securities of other issuers, except to the extent the WEBS Index Series may be deemed an underwriter in connection with the sale of securities in its portfolio;

         8. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a WEBS Index Series may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

         9.   Sell securities short; or

         10. Invest in commodities or commodity contracts, except that a WEBS Index Series may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.


         In addition to the investment restrictions adopted as fundamental policies as set forth above, each WEBS Index Series observes the following restrictions, which may be changed by the Board without a shareholder vote. A WEBS Index Series will not:


         1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Fund may vote the investment securities owned by each WEBS Index Series in accordance with its views; or

         2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the WEBS Index Series has valued the investment.

         For purposes of the percentage limitation on each WEBS Index Series' investments in illiquid securities, with respect to each WEBS Index Series, foreign equity securities, though not registered under the Securities Act of 1933 (the "Securities Act"), are not deemed illiquid if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or other organized market and are not legally restricted from sale by the WEBS Index Series. The Adviser monitors the liquidity of restricted securities in each WEBS Index Series' portfolio under the supervision of the Fund's Board. In reaching liquidity decisions, the Adviser considers, inter alia, the following factors:

         1.   the frequency of trades and quotes for the security;

         2. the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

         3.   dealer undertakings to make a market in the security; and

         4. the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the heading "Investment Considerations and Risks." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

NON-U.S. EQUITY PORTFOLIOS

         An investment in WEBS involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual WEBS Index Series. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a WEBS Index Series whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a WEBS Index Series; higher transaction and custody costs; delays attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; lesser levels of regulation of the securities markets; more substantial government involvement in the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

CURRENCY TRANSACTIONS

         Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical.

Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gaps, interest rate risk and potential interference by foreign governments through regulation of local exchange markets, foreign investment, or particular transactions in foreign currency. If the Adviser utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a WEBS Index Series' return with the performance of the corresponding MSCI Index and may lower the WEBS Index Series' return. The WEBS Index Series could experience losses if the values of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each WEBS Index Series will incur transaction costs, including trading commissions, in connection with certain of its foreign currency transactions.

FUTURES TRANSACTIONS

         Positions in futures contracts and options thereon may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a WEBS Index Series would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a WEBS Index Series has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a WEBS Index Series may be required to make delivery of the instruments underlying futures contracts it holds.

         A WEBS Index Series will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies is potentially unlimited, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of a futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, entering into long or short futures positions may result in losses well in excess of the amount initially paid. However, given the limited purposes for which futures contracts are used, and the fact that steps will be taken to eliminate the leverage of any futures positions, a WEBS Index Series would presumably have sustained comparable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by a WEBS Index Series involves the risk of imperfect or no correlation to the benchmark index where the index underlying the futures contracts being used differs from the benchmark index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom a WEBS Index Series has an open position in the futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         Each WEBS Index Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to the futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which hedge against a change in the value of securities held by a WEBS Index Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A WEBS Index Series may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the WEBS Index Series.

         In order for a WEBS Index Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the WEBS Index Series' business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

         Each WEBS Index Series distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the WEBS Index Series' fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on the WEBS Index Series' other investments and shareholders are advised on the nature of the distributions.

CONTINUOUS OFFERING

         The method by which Creation Units of WEBS are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of WEBS are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent WEBS, and sells such WEBS directly to customers, or if it chooses to couple the creation of a supply of new WEBS with an active selling effort involving solicitation of secondary market demand for WEBS. A determination of whether one is an underwriter for the purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. In any event, broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in WEBS, whether or not participating in the distribution of WEBS, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to WEBS are reminded that under Securities Act Rule 153 a prospectus-delivery obligation under
Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the exchange is satisfied by the fact that the WEBS Index Series' prospectus is available at the exchange (i.e., the AMEX) upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange and not with respect to "upstairs" transactions.

REGIONAL AND COUNTRY-SPECIFIC ECONOMIC CONSIDERATIONS

EUROPE


         In 1986, the member states of the European Union (the "Member States") signed the "Single European Act," an agreement to establish a free market. The development of a unified common European market has promoted the free flow of goods and services; however, since September 1992, Europe's monetary policy has been affected by fluctuating currencies. Additionally, 1993's tight monetary policies and high inflation caused Europe's economies to ebb into recession.


         The Maastricht Treaty on economic and monetary union (the "EMU") is intended to provide its members with a stable monetary framework. The prospect of EMU has triggered a sharp convergence of interest rates across Europe, with risk premium over the German interest rates levels having decreased. Adding to the favorable monetary conditions, the monetary easing experienced by core countries has triggered a strong depreciation of their currencies. Consequently, European activity has accelerated again in 1997.


         On January 1, 1999, the third and final stage of EMU will begin with the establishment of a currency union encompassing 11 of the 15 Member States of the European Union
(EU) - Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. On that date, these countries will lock their exchange rates and adopt the euro as their common currency, with monetary and exchange rate policy determined by area-wide institutions. Thus, each country will give up the possibility of independent monetary and exchange rate policy.

         EMU does not change the locus of responsibility for policies other than monetary and exchange rate policies. Policies affecting external trade and the integration of internal markets are already a matter of EU competence. Fiscal and labor market policies will continue to be decided mostly at the national level, albeit subject to closer surveillance by EU institutions. The Stability and Growth Pact (SGP), agreed in June 1997, set out the procedures for surveillance of national fiscal policies, strengthening the framework provided in the Maastricht Treaty. Also, the Treaty of Amsterdam, signed in October 1997, explicitly recognized labor market policies as a matter of common concern and set out procedures for their surveillance. Except for monetary and exchange rate policies, area-wide decision making and surveillance are the responsibility of institutions of the EU as a whole. It has been agreed that ministers of euro-area countries can meet (as the Euro-11 Group), to discuss issues related to the single currency, but that formal surveillance and coordination decisions will be the prerogative of the full EU Council of Ministers (ECOFIN). The prospective euro-area rivals the United States in terms of output and trade. The delineation of monetary, fiscal, and structural policy responsibility between the euro-area institutions and national governments helps assign responsibility for these policies, but also complicates their coordination.



         AUSTRIA. Austria's small population and its limited domestic market are not sufficient to support single large industrial sectors. Since raw materials are limited and the terrain supports only a small agricultural sector, Austria's Gross Domestic Product ("GDP") is based on its labor force and service industry. Its skilled labor force has focused on special niche industries for export, with high value added through technological applications, and a vibrant services sector, based initially on tourism, has emerged and currently accounts for over 60% of Austria's GDP.


         As a result of the second world war, much of the Austrian industrial sector was converted to public ownership and the Austrian Industrial Administration Company ("OIAG") was created to function as a holding company for these nationalized industries. Due to global recession and the troublesome state of public finance in Austria, the government attempted to reduce the drain of the OIAG on the country's budget by reducing the OIAG's labor force and reorganizing the OIAG into seven separate holding companies. The reorganization of the OIAG, along with public asset sales, helped to reduce the budget deficit from 5.1% of GDP in 1986 to 3.3% of GDP in 1992. Losses in 1993, however, caused the government to begin selling the group to the private sector. The Austrian government cut the general government deficit from 5.2% of GDP in 1995 to 2.5% in 1997 and thus achieved its announced policy goal of securing Austria's membership in EMU. The government has indicated that it is planning fiscal measures aimed at raising families' disposable incomes.


         BELGIUM. Rising new industries in Belgium include light engineering, chemicals, and food processing and services, with the service industry sector currently accounting for approximately 70% of GDP. Even though the agricultural sector is small, accounting for only about 2% of GDP, its importance is reflected in Belgium's thriving food processing business. Some of Belgium's traditional industries, coal, steel, textiles and heavy engineering, have experienced a steep decline over the past two decades but this decline has been partly offset by the rising new industries. Company ownership is held by a few large private sector groups through a web of holding and operating companies.

         Belgium's open trade policy, together with a successful strategy of competitive disinflation and a lower domestic demand growth, has led to substantial current account surpluses. Exports are running at approximately 77% of GDP and imports at approximately 74%.


         High unemployment rates and a large public debt continue to occupy the government's attention. Through a series of expenditure reductions and tax increases, the government was able to reduce the deficit to 5.9% of GDP in 1990, but this trend reversed itself in 1991. The rise in the deficit was fueled by an economic slowdown, followed by a recession in 1993, along with increasing social security and interest payments. By 1993, the deficit had increased to 7.2% of GDP. Belgium implemented a series of tough fiscal restrictions over the last four years with a view to meeting the Maastricht criteria. As a result, the budget deficit fell from 7.2% of GDP in 1993, to 2.9% in 1996. In spite of a reading of 2.1% of GDP for the public deficit in 1997, fiscal policy was tightened in 1998. The reason for this is the very high level reached by the debt/GDP ratio (122.2% of GDP in 1997). The stabilization of the debt/GDP ratio requires that either real growth is at least larger than the real rate paid on the public debt or that the primary surplus is at least offsetting a possibly negative difference.


         FRANCE. France is a leading industrial country. Its large service sector, accounting for approximately two-thirds of GDP, includes tourism, transportation and computer consultancy. The once dominant iron and steel and textile industries have given way to the fast growing aerospace, chemicals and pharmaceuticals, plastics and telecommunications industries. The automobile industry, the most important industry in the early eighties, has been largely overtaken by capital goods industries. The capital goods industries account for one-fifth of the country's exports and supply as many jobs as the agricultural sector.

         High unemployment rates (currently 12.5%) and a soaring budget deficit are some of the main economic concerns that have plagued France for the past decade. Since 1993, the government has been trying to solve these problems through a mix of higher taxes, which reached a record level in 1995, and a reduction of non-wage costs. In 1996, the largest attempt to cut the budget deficit was implemented, leading to a disparity of interest rate differentials vis-a-vis Germany.


         The government's 1996 implementation of an unpopular far-reaching reform of the social security system, which aimed to curb health care spending through tighter control from the Parliament and supervisory bodies, resulted in a protracted strike. In 1997, the unexpected Socialist victory in the early general election raised fresh doubts about the French authorities' commitment to cut the budget deficit in line with the EMU requirements. However, the new government finally decided to implement a temporary 10% corporate tax increase, the second one since 1995, and cut spending, which should allow France to qualify for the EMU. The government also envisions reducing current employees' weekly working time and hiring 350,000 youths in the public sector to cut unemployment rates. The French GDP grew by 2.3% in 1997, while inflation was 1.2%, the lowest level seen since the 1950's. The government deficit was 3% of GDP in 1997.


         The future economic challenges facing the French government include reducing the budget deficit to a level acceptable to the EMU requirements, downsizing and restructuring the public sector and improving the business environment, particularly by increasing labor market flexibility.

         GERMANY. Germany, the third largest economy in the world, has faced substantial economic challenges resulting from the reunification of East and West Germany. The former East Germany, which had been insulated from any real competition, was under invested in housing and infrastructure and was not geared to handle full economic and political union with West Germany. In addition, the cost of reunification, which West Germany intended to finance with increased taxes, proved to be much greater than anticipated due to the high cost of social security transfers, extensive environmental damage and a worse than expected economic condition. As a result, the public sector deficit rose from 0% to 7.5% in 1993 and the Bundesbank (central bank) sharply raised interest rates, causing the economy to recess.

         Germany began to recover from recession in 1994, but the rise in interest rates and the appreciation of the deutschemark restricted market advances. The sharp monetary eases implemented by the Bundesbank along with the depreciation of the deutschemark through 1997 have created very favorable monetary conditions to which the economy is responding. The details of strong GDP growth of 2.9% over the first half of 1998 indicate a worrying build-up of inventories. The different sectors of the economy have been affected by the emerging-market crisis to different degrees. The economic conditions for a solid recovery in domestic demand are the best in many years: employment has stabilized and real interest rates are at historical lows. Germany's fiscal health and prosperity over the next few years will largely depend on the continued growth of capitalism in eastern Germany.

         ITALY. Italy is a net importer of agricultural products and also imports most of its energy products. Aside from tourism and design, Italy's service sector is not very competitive. Through networks of small and medium-sized companies Italy's strengths lie in its manufacturing sector, particularly in machine tools and consumer goods. In the early 1990s, industry began to struggle to compete as a result of wage increases and an exchange rate policy designed to limit the effect of government borrowing on the inflation rate. In September 1992, the lira collapsed and was forced to leave the Exchange Rate Mechanism (ERM). The lira recovered in 1996 and returned to the ERM by the end of that year.

         The Bank of Italy, operating autonomously, has historically followed a tough monetary policy in an effort to prevent government borrowing from causing inflation.


         Beginning in 1991, the government implemented a fiscal policy that reduced government borrowing through tax measures and spending cuts. Since then, successive governments have delivered to parliament ambitious budget laws that included revenue raising measures and cuts to the pension system, health service, local government and defense. Despite the slow pace of reform to avoid social unrest, impressive improvements have been made to realize 1997's 3%-of-GDP deficit target as required by the Maastricht Treaty. The Italian economy would appear on the way to a moderate recovery, due to regained financial stability and falling interest rates. During 1998, the country experienced recovery in construction investment, lower interest rates and a more relaxed fiscal stance.


         In 1992, Italy also began a privatization program by transferring major state holdings to joint stock companies as an intermediate step to total or, at least partial, floatation on the stock exchange. Although the privatization program was somewhat curbed in 1994, it resumed in 1995 and is still proceeding.

         THE NETHERLANDS. The Netherlands boasts one of the highest levels of GDP per capita in the world. While industry is its most important sector, the Netherlands also benefits from agricultural and natural gas resources.

         Foreign trade is vital to the Netherlands, accounting for approximately 50% of GDP. The recovery of exports by the end of the 1980s was fueled by government policies on wage moderation, although such policies resulted in an increased unemployment rate. Additionally, the reunification of Germany resulted in a surge in demand for exports.


         Public spending has exceeded 50% of GDP, including transfer payments. The public-sector deficit is a political and economic problem and has received heightened government attention. While the deficit has been reduced recently, further reduction remains a key government objective. The Netherlands has efficiently increased the flexibility of its labor market and cut indirect wage costs. As a consequence, the Netherlands should outperform the European average in terms of economic performance over the years to come.

         With real GDP growth of 3.6%, the Netherlands outpaced most of its European neighbors in 1997. GDP has expanded at a broadly unchanged pace this year. The Dutch economy has grown by at least 3% for each of the past four calendar years (including 1998). Although the exposure of the Dutch economy to the emerging-market crisis via international trade is fairly limited, the strengthening of the Dutch guilder VIS-A-VIS the dollar have dampened the export prospects for Dutch companies. Unemployment, at 4.5%, is half the European average.


         SPAIN. Spain's entry into the European Community in 1986 was followed by a period of rapid economic growth. Economic growth did not continue; however, and the government's restrictive monetary policy and the overvalued peseta contributed to a downturn in investment along with a rise in unemployment in the early 1990s. Currently, the government faces the challenges of addressing the domestic concerns of controlling inflation, reducing the deficit and effecting labor reform against the competing interests of maintaining a monetary policy suitable for Spain's participation in the EMU.

         In June 1989, Spain joined the Exchange Rate Mechanism of the European Monetary System with the goal of maintaining a stable currency. The resulting huge inflow of foreign capital caused the Spanish economy to lose some of its competitiveness. Despite the devaluation of the peseta and the easing of monetary policy in 1993, Spain slipped into its worst recession in 30 years. Economic growth has recovered since then, averaging 2.4% from 1994-96. The center-right government elected in 1996 has displayed a strong ability to control public spending through structural reforms. By the end of 1997, Spain should be able to fulfill all the Maastricht criteria and its participation in the EMU should not be questioned.


         In June of 1994, Spain experienced a general strike by the trade unions. The strike, while unsuccessful, led to reforms in the labor market to ease the rigid regulations that govern permanent job contracts. Spanish unemployment is currently the highest in the European Union; however, 1997's strong economic growth and new reforms to improve the flexibility of the labor market have decreased the rate of unemployment from 24.6% in 1994 to 20.8% in 1997.

         Spain's real GDP has grown at close to 4% in the first half of 1998. On the demand side, the positive trend in retail sales and a rise in consumer confidence suggest that private consumption growth has accelerated. Construction activity appears to be buoyant and the most dynamic component of GDP at the moment, while investment in plant and equipment remained strong until recently. With more than 50% of Spanish foreign direct investment going to Latin America, and with Spanish banks more exposed to the region than others in Europe, business confidence and capital spending may be dampened, at least temporarily in the near future.


         SWEDEN. Sweden has a highly developed and successful industrial sector. The chief industries, most of which are privately owned, include textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, automobiles and shipping. Productivity, as measured by GDP per capita, is well above the European average, although two-thirds of GDP passes through the public sector.

         Successive governments have traditionally afforded Swedes generous benefits for unemployment, sick leave, child care, elderly care and general public welfare, along with state medical care. This extensive social welfare system has proved unsustainable in recent years and has resulted in large government deficits. Furthermore, a wide tax wedge, caused by the generous social benefits, is a key impediment to job creation and is the reason for the high unemployment rate. Almost half of the personal disposable income received by Swedes resulted from transfer payments, a system for redistributing income.

         Sweden suffered a severe recession in the early 1990s causing GDP to fall 5% between 1990 and 1993. The economic recovery gathered pace in 1994 and is now in its fourth year. Nonetheless, the recession led to a drop in the standard of living and has left Sweden with a large gap in its public finances. The budget deficit peaked in 1993 at 12.3% of GDP.

         Sweden, which joined the European Community on January 1, 1995, received strong pressure to bring its public finances under control. A fiscal consolidation plan, entailing a tightening of policy over a period of four years, was approved by Parliament in 1995. The implementation of the plan is currently on track and Sweden is most likely to achieve a balanced budget in 1998. The resulting improvement in investor and business confidence has boosted Sweden's economic prospects and, despite the continuing fiscal consolidation, such economic prospects are some of the best in Europe for the remainder of the decade. The consumer backdrop in Sweden remains strong. The Swedish financial system has very little exposure to emerging markets and the public finances are sufficiently strong, so that automatic stabilizers could play their counter-cyclical role in the case of a slowdown, without endangering the strength of public finances.

         SWITZERLAND. Due to its lack of raw materials, Switzerland has based its economic growth on its highly skilled labor market and technological manufacturing expertise. Switzerland's strengths lie in chemicals and pharmaceuticals, watches, precision instruments (machinery equipment), engineering, food, financial services and tourism. Additionally, its small domestic market's reliance on exports accounted for 36% of the GDP in 1994.

         Historically, Switzerland has experienced low unemployment levels due to its heavy dependence on foreign labor to supplement its labor force. However, from 1990 through the first half of 1997, the unemployment rate rose substantially, peaking at 5.7% in mid 1997, resulting from seven years of recession and stagnation. Swiss GDP grew by 1.3% on a quarterly annualized basis in the second quarter of 1998, after a revised pace of expansion of 4.0% in the middle of 1997. It confirmed the ongoing sharp slowdown of the Swiss economy. So far in 1998, domestic demand has been performing satisfactorily, but there are signs of a slowdown.

         The Asian impact has led to a steady slowdown, and exports grew only 2.6% on the same basis in the second quarter of 1998. As a consequence, overall demand is slowing sharply from a quarterly annualized expansion rate of 7.0% in the middle of 1997 to 2.4% in the second quarter of 1998. Domestic demand's contribution to GDP growth is also falling from 2.8% in the third quarter of 1997 to 1.2% this quarter. Business investment, which picked up strongly in late 1997 (up by an annualized 10%, on average) in response to the strong demand growth that producers had to face, is now slowing (up 4.0% annualized in the first two quarters of 1998). Last, but not least, the current pace of GDP expansion should halt labour-market improvements, probably towards the end of the third quarter.

         THE UNITED KINGDOM. The UK was set to slow markedly as the lagged effects of sterling's sharp rise -- and of the 175 bp cumulative rise in official interest rates -- made itself felt. Capital spending plans, as well as exports, are increasingly at risk. But, recent business surveys have pointed to the decrease in manufacturing orders and confidence spreading to the much bigger services sector. The balance sheet is strong; the saving ratio is in line with its long-term average, showing no sign of recent excesses, in marked contrast to the situation in the U.S.

         Almost alone in the G7, the UK has exhibited clear-cut inflation risk during the current business cycle. RPIX inflation has only just dropped to the target 2.5%, after a massive appreciation of the currency, 175 bp of tightening and a modest hike in taxes. The labour market remains tight: average earnings are slowing, but, at an annual rate of 4.7%, are still growing too fast for the Bank of England's comfort.

         As growth forecasts have fallen, the Chancellor of the Exchequer has presented his new spending plans for 1999/00 onwards. The UK's fiscal accounts remain amongst the strongest in the G7. The currency is expensive, and is expected to fall by more than the market is discounting. This in turn restricts the projected decline in short rates.


                REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)


-------------------------------------------------------------------------------
                                         1997    1996    1995   1994    1993
                                         ----    ----    ----   ----    ----
Austria.............................      2.5     1.6     1.8    3.0     0.4
Belgium.............................      2.9     1.5     1.9    2.3     1.3
France..............................      2.3     1.6     2.2    2.8     1.3
Germany.............................      2.2     1.3     1.9    2.9     1.1
Italy...............................      1.5     0.7     3.0    2.2     1.2
Netherlands.........................      3.6     3.1     2.4    2.7     0.2
Spain...............................      3.4     2.3     2.8    2.1     1.2
Sweden..............................      1.8     1.3     3.6    3.3     2.2
Switzerland.........................      1.7    -0.0     0.1    1.0     0.8
United Kingdom......................      3.4     2.2     2.5    3.8     2.1

Source:   World Economic Outlook, October 1998 (International Monetary Fund)


JAPAN, THE PACIFIC BASIN, AND SOUTHEAST ASIA

         Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.

         The economies of most of the Asian countries continue to depend heavily upon international trade and, accordingly, are affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, along with the reduction of foreign investment in the local economies and a general decline in the international securities markets, could have a significant adverse effect upon the economies and securities markets of the Asian countries.

         The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing Asian countries. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. The increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports. While exports may no longer be the sole source of growth for these developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.


         In the fourth quarter 1997, the Southeast Asian currency markets came under severe selling pressure from abroad, as foreign investors and speculators alike have heavily sold regional currencies viewed to be overvalued. The Thai Baht was the first to come under pressure, but Indonesian, Malaysian, Phillipine, Singaporean, Taiwanese, South Korean and Hong Kong currencies have all been affected. Equity and fixed income markets have also faced selling pressure as foreign investors have been concerned with the overall financial prospects of the region.

         Among the countries at the center of the Asian crisis, Korea and Thailand have made encouraging advances toward restoring confidence and initiating recovery, although their turnarounds remain at risk, including from the external environment. The situation in Indonesia, however, remains very difficult. Malaysia has resorted to external payments controls in an effort to insulate its economy from the regional crisis. In Japan, despite substantial fiscal stimulus and new initiatives to deal with banking sector problems, significant downside risks remain. Growth in China appears to be slowing, and both the renminbi and the Hong Kong dollar have been under considerable pressure.


         AUSTRALIA. Australia has a prosperous Western-style capitalist economy, with per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. Australia is rich in natural resources and is the largest exporter of beef and wool, the second-largest exporter of mutton and among the top wheat exporters in the world. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of Australia's exports, a downturn in world commodity prices could have a large impact on its economy. The government is in the process of developing policies to promote foreign investment, expand research and development, increase funding for national land care and reform the public housing policy. Additionally, the government has continued to support privatization of state-owned enterprises.

         While economic data suggests an easing from the unsustainable rates of growth reached during 1994, the outlook is for continued, but moderate economic growth. While GDP grew by 3.2% in 1995, debt is expected to continue to rise.

         Regardless of the intensification of the severe drought in eastern Australia, economic growth was strong in 1994-95 and improvements were made in reducing unemployment. The inflation rate reached 5.1% in 1995. This was the result of increased food prices, due to the drought, and the government's increased taxes on tobacco and motor vehicles.

         HONG KONG. The transfer of sovereignty from Britain to China, which has created a sense of uncertainty in Hong Kong's economy, has largely been a smooth transition. Under the principle of "one country, two systems," Hong Kong is now a special administrative region (SAR) of the People's Republic of China and is empowered with a high degree of autonomy. It has retained its administrative, legislative and judicial systems. The SAR government has full control over its monetary and fiscal policies and it maintains its own customs and immigration control, separate from the mainland. Except for issues relating to national security and foreign policy, the SAR is largely run as an independent territory.


         The first chief executive of the SAR, Mr. C.H. Tung, a former shipping tycoon, has vowed to make a difference in the lives of the people of Hong Kong, by focusing his attention on the areas of housing, education and infrastructure. In the past, the chronic shortage of housing has been a strong influence on the property market. Hong Kong property prices today are among the highest in the world. Worth noting is that there is heavy exposure to the property market in Hong Kong's banking sector as well as the stock market as a whole.


         The integration of Hong Kong's economy with that of the mainland continues apace. While the integration process in the 1980's was driven by the relocation of Hong Kong's labor-intensive manufacturing sector to Southern China, the integration theme for the 1990's is that of Hong Kong becoming a service center for China's fast growing economy. A large number of mainland companies have established offices in Hong Kong as a window for interaction with the global economy. The Hong Kong financial sector is increasing its role in the intermediation of foreign funds for investment in China. Close to half of the FDI into China goes through Hong Kong. Furthermore, Hong Kong is increasingly playing a role in intermediating China's savings for investment in China. Hong Kong is well on its way in becoming a bona fide financial center for China.

         The Hong Kong dollar, which is pegged to the U.S. dollar, has come under recent selling pressure as have most Asian currencies. Both the Hong Kong government and the Central Bank of China have significant U.S. dollar reserves, which are expected to be used to defend the peg. There can be no assurance that a substantial devaluation will occur. Hong Kong's property, bond, equity and currency markets have all recently experienced downside pressure, partly as a result of devaluation fears.


         Hong Kong's restructuring process is taking place rapidly. The economy contracted 2.8% in the first quarter of 1998 and 5.0% in the second quarter of 1998. Wealth destruction has been equivalent to five times GDP as a result of the recent slowdown. At the same time, high real interest rates are seriously impeding investment.


         JAPAN. Japan's economy, the second-largest in the world, has grown substantially over the last three decades. However in 1995, the Japanese economy expanded by just 0.9% and its budget showed a deficit of 5.9% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from nonperforming loans. Numerous cuts of the discount-rate since its 6% peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

         In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has resulted in turmoil, uncertainty and a crisis of confidence.

         While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason to anticipate civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

         Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan subsidizes its agricultural industry since only 19% of its land is suitable for cultivation. It is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. Some trade agreements have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market. Japan's real GDP for the first six months of 1998 was 2.7% less than the level achieved in the first half of 1997.

         Geologically, Japan is located in a volatile area of the world and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, which resulted in the death of 5,000 people and billions of dollars of damage, natural disasters can be significant enough to affect the country's economy.

         MALAYSIA. Over the last two decades, Malaysia has experienced rapid industrialization, transforming a once commodity driven economy to one dominated by the manufacturing sector. Although commodities remain important to the Malaysian economy, where tin, rubber, palm oil, timber, oil and gas have played a leading role, the electronics sector is now the fastest growing and most important sector by far. In fact, Malaysia has become the world's third-largest producer of semiconductor devices (after the U.S. and Japan) and the world's largest exporter of semiconductor devices.

         The high rates of investment that have been required to sustain Malaysia's rapid growth have been met with high rates of domestic savings and significant inflows of foreign direct investment. This combination has been instrumental in maintaining fast growth while simultaneously limiting inflationary pressures. Although free repatriation of profits is allowed, Malaysia has experienced a high rate of reinvestment of profits from foreign direct investment.


         Until September 1, 1998 Bank Negara Malaysia (the central bank) managed the exchange value of the ringgit against a basket of foreign currencies. During the first nine months of 1998, investors sold ringgit together with other East Asian currencies because of fundamental concerns over the economic conditions within the region as reflected in the sharp contractions in some economies, including Malaysia, as well as a general deterioration in sentiment toward emerging markets, particularly following the Russian debt moratorium.

         On September 1, 1998, the Malaysian government imposed capital restrictions which prevented a foreign holder of ringgits from exchanging ringgit for other currencies or freely transferring ringgit or ringgit-denominated securities outside or inside Malaysia. The controls also fixed the trading value of the ringgit. These measures were designed to halt capital flight and speculation against the ringgit.

         Tight monetary policy led to a sharp contraction in GDP in the second quarter of 1998. In September 1998, the authorities shifted towards a more expansionary monetary and fiscal policy in an effort to halt the slide in GDP. On a net basis, GDP is expected to contract in 1998, but not to the extent that otherwise might have been expected, a result attributable in part to September's shift toward expansionary policies.

         Because of the economic downturn Malaysian banks have experienced an increase in non-performing loans during 1998. Also, export demand has been weak throughout much of 1998.

         Monetary easing implemented in the Third Quarter of 1998 has not thus far resulted in a drastic increase in Malaysia's inflation rate. Quarterly inflation in October 1998 was only 3.1% (seasonally adjusted annual rate) compared with 2.1% in July 1998.


         SINGAPORE. Singapore has become a high-income, highly industrialized country though rapid growth in its manufacturing sector due largely to significant foreign investment. Of particular importance is the electronics industry in which Singapore is the leading producer of disk drives. The financial and business services sector has also experienced recent growth, while the mining and agriculture sectors are of minimal importance. Oil refining and chemical industries have long been important and recently a significant pharmaceutical sector has emerged. Since 1987, annual growth has been high, ultimately reaching 10% in 1993 and 1994 and 9% in 1995. This sustained annual growth can be attributed to high investment and exports. Personal consumption growth has been low, which makes Singapore the highest saving country in the world.

         The government has followed an interventionist economic policy with respect to its individual industries. To instill faith in its interventionist policies, the government has sought to maintain economic stability. The taxes are relatively high, but rates are stable. Monetary policy has aimed at keeping inflation low by using the exchange rate as the main instrument. Labor market pressure has been controlled by setting limits on the percentage of foreign labor employed and applying a levy on employers of foreign labor. In addition, the government, recognizing that land use is a constraint on growth, has sought to make existing land use more efficient.

         The government directly holds stakes in individual companies across the board, from high-tech defense contractors to low-tech service businesses. The government also holds indirect stakes in firms through a number of agencies. Such government ownership interests may discourage the development of private firms due to fears that the government entities may be given certain advantages not available to private entities. Some privatization of state-owned businesses is ongoing, however, such as the telephone business and certain other utilities.

         Singapore is heavily dependent on foreign trade with the total value of trade goods and services reaching 278% of GDP in 1994. The country has also seen a large volume of re-export trade. The industrial base is dominated by foreign multinationals, with only a few large domestic firms. Though foreign investment is a key to the continued prosperity of Singapore, the main concern about future prospects is that productivity growth has not been consistent over the years. With one of the highest investment rates in the world, sustaining rapid output growth increasingly will depend on boosting productivity growth.


         Since August 1997, Singapore's financial markets have come under selling pressure, as fears that the Singapore Dollar may be overvalued have spurred both fundamental and speculative currency selling. The weakened Singapore Dollar has resulted in increased selling pressure on other Singapore markets. The Monetary Authority of Singapore has largely been allowing the Singapore dollar to fluctuate according to market forces, resulting in a recent depreciation.

         Singapore is the wealthiest country in non-Japan Asia with a per capita income level of nearly U.S.$29,000. It is an open economy, with exports equivalent to 130% of GDP. Rapid export growth in the 1990s fueled growth of 10%-plus in 1993 and 1994. Growth faltered in 1996 as export expansion slowed. Strong growth was sustained through 1997 despite the regional turmoil, based on strong service sector growth. On a sector basis, manufacturing growth has been slowed in 1998 by weak export demand, financial sector growth has been slowed by lower lending to the property sector, and the commerce sector is weighed down by lower tourist arrivals and lower throughput at Singapore's port.

         The main target of monetary policy in Singapore is inflation and the second consideration is maintaining competitiveness. The trade-weighted exchange rate index is the main instrument of monetary policy. Inflation in Singapore has been in the low single digits throughout the 1990s. The Monetary Authority of Singapore, the country's central bank, tightened monetary policy early in 1998 to provide an anchor for regional currency stability. The MAS has since moved to ease policy and the currency has depreciated on a trade-weighted basis.

                REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)

-------------------------------------------------------------------------------
                                          1997   1996    1995   1994   1993
                                          ----   ----    ----   ----   ----
Australia............................      3.3    3.7     3.2    5.2    3.4
Hong Kong............................      5.3    4.6     4.8    5.3    6.1
Japan................................      0.8    3.9     1.4    0.6    0.1
Malaysia.............................      7.8    8.6     9.5    9.2    8.3
Singapore............................      7.8    6.9     8.8   10.1   10.4

Source:   World Economic Outlook, October 1998 (International Monetary Fund)


CANADA

         CANADA. Due to its vast geographic area, ranking second in the world only to Russia, Canada has successfully developed into a modern industrial country supplemented by significant agricultural activities and natural resource exploitation, such as oil, gas and timber. With exports amounting to approximately 25% of Canadian production, Canada is highly dependent on the U.S. market as a source of demand for manufacturing, agricultural goods, energy and other raw material products. Nearly 80% of Canada's external trade is with the U.S. and close ties exist between U.S. and Canadian manufacturers (two-thirds of the foreign direct investment into Canada is from the U.S.). Both the Free Trade Agreement with the U.S. and the North American Free Trade Agreement increased the ties between the two nations, guaranteeing Canada's access to its largest export market.

         In early 1990, due to reduced domestic demand and the beginnings of a downturn in the U.S., the economy ebbed into recession. The recession hit the manufacturing sector the hardest, but continued investment in machinery and equipment indicated that important restructuring steps were underway with a view toward improving productivity. As a result of the recession, tax receipts dwindled and government deficits mushroomed, arriving at approximately 5% of GDP per annum. In addition, Canada's poor export performance during the recession hinted at reduced competitiveness internationally. Since that time, Canada has made some progress in restructuring its industries. At the same time, it has grappled with its fiscal deficits and has developed a plan to bring its federal budget into balance by the end of the century. Moreover, the provinces have also reined in their fiscal excesses: seven of the ten had balanced budgets in 1996. The fiscal restructuring across all levels of government led to significant public sector job losses; although these were offset for the most part by private sector job gains, overall employment growth remained below par. As a result, Canada's unemployment rate has remained above 9% since 1990.


          After growing at nearly a 4% rate in 1997, the Canadian economy slowed to about a 3% rate in 1998. For 1999, we expect a further slowing - to 2.5%. There is some room for upside revisions to our 1999 forecast, though this depends crucially on the contribution of net exports. The undervalued Canadian dollar and continued strong demand from a labor-short U.S. economy (the destination for 85% of Canada's exports) should remain supportive for Canada's external sector and overall growth. A recovery in Asian demand or in the prices of Canada's commodities could push 1999 growth toward 3%.

         Canadian monetary policy has been limited by weakness in the Canadian dollar, which slid to record lows against the U.S. dollar in August. The Bank of Canada has been willing to follow the U.S. Federal Reserve's lead in reducing rates in 1998:H2, but we doubt that the authorities will cut rates on their own. Although the Canadian economy was operating with a 1.5% output gap in mid-1998 and had relatively high real interest rates (3.9% in October, compared to 3% for the U.S.), the Bank of Canada emphasized financial market stability as a key consideration in future policy moves. Thus we doubt that the Bank will move independently of the Fed; The authorities would not want to risk destabilizing the Canadian dollar (a rapid depreciation of the CAD forced the Bank to raise rates by 100 bp in August 1998). The Bank's primary objective - the control of inflation to within a range of 1% to 3% - seems assured for 1999. Canadian consumer price inflation averaged 1.0% in 1998.

         Canada's fiscal situation remains sound and continues to improve. In early 1998, the Government of Canada recorded its first budget surplus in 28 years. For the 1998/99 fiscal period which ends 31-March 1999, another, more sizeable surplus appears likely (C$8 bn to $10 bn, up from $3.5 bn in 1997/98). Progress is also being made at the provincial level, where only Quebec and Ontario still operate in the red. Both have made considerable headway in reducing their deficits, and both have tabled balanced budgets for 1999/2000. As a result of the progress at both levels of government, Canada's public debt-to-GDP ratio has fallen by eight percentage points over the past three years (from 97.6% in 1995 to 89.2%) according to the OECD.

         Quebec politics have returned to center stage after three relatively quiet years. The separatist Parti Quebecois government, led by Premier Lucien Bouchard, is all but assured of reelection on November 30. The size of the victory for the PQ may be a determining factor in how soon Mr. Bouchard calls another sovereignty referendum. Although the polls show the two parties almost even in the popular vote, the seat count favors the incumbent party (because the Liberal's support is concentrated in Montreal and its suburbs).

            CANADIAN REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)

      1998    2.7(e)
      1997    3.7
      1996    1.2
      1995    2.2
      1994    3.9
      1993    2.5
      1992    0.9

------------------
Source:   World Economic Outlook, October 1998 (International Monetary Fund)


MEXICO

         MEXICO. During the 1980's, Mexico pursued policies designed to reform the economy and promote sustained growth. These policies included fiscal discipline, tax reform, opening the economy, deregulation and privatization. While successful in reducing inflation and raising growth, these policies resulted in a substantial budget deficit and an overvalued exchange rate by the end of 1994, which made the country unable to withstand the shocks that occurred in 1994. This resulted in the destabilization of the Mexican economy at the end of 1994. These shocks included a series of violent internal political events, a sharp turnaround in U.S. interest rate policy, beginning in February 1994, and a belated recognition by financial market participants of too-large growth in monetary aggregates and fiscal red ink. All combined to create a crisis of confidence on the part of foreign portfolio investors.


         Mexican inflation is sensitive to monetary and exchange rate policy. After the 1994 devaluation and a post-devaluation surge in 1995, management of inflation through tight monetary controls cut inflation to 16% in 1997. In 1998 peso volatility, hikes in the government-controlled price of tortillas (a food staple), and strong domestic demand have kept inflation high.

                MEXICO REAL GDP RATE OF GROWTH (ANNUAL % CHANGE)

  1997      7.0
  1996      5.2
  1995     -6.2
  1994      4.5
  1993      2.0
  1992      3.6
  1991      4.2
----------------
Source:   World Economic Outlook, September 1998 (International Monetary Fund)


                                THE MSCI INDICES

IN GENERAL


         The Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November, 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. ("MSCI"), a Delaware corporation of which MSDW is the majority owner. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.


         Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

         MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI Index for such country. Thus, the MSCI Indices balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

WEIGHTING

         All single-country MSCI Indices are market capitalization weighted, i.e., companies are included in the indices at their full market value (total number of shares issued and paid up, multiplied by price). MSCI believes full market capitalization weighting is preferable to other weighting schemes for both theoretical and practical reasons.

         MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for China, Indonesia, Malaysia, Mexico, the Philippines, Singapore and Thailand, and for those regional and international indices which include such markets.

         Indonesia, Malaysia, Singapore and Thailand currently impose foreign ownership limits on domestic stock, and when the foreign ownership limit is reached, foreigners may only trade with other foreigners, frequently at a price that is higher than the price available to domestic investors. The Free Indices for such countries are designed to reflect the actual investment conditions for international investors by using the foreign prices for stocks where relevant. The Free Indices for Indonesia, Malaysia, Singapore and Thailand will use foreign prices only when a foreign ownership limit is reached on a constituent stock and a determination is made that there is sufficient long-term liquidity at the foreign price. To compensate for the distorting inflation of a company's weight that may occur as a result of using the higher foreign prices for its shares, a compensating factor called a Free Market Capitalization Factor ("FMCF") may be applied to the total number of shares of a "foreign priced" constituent stock in the respective Index. A FMCF is the approximate ratio of domestic price to foreign price and is applied in an effort to align the free market capitalization weight with the domestic market capitalization weight.

         REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 60% of market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.

SELECTION CRITERIA

         THE UNIVERSE OF SECURITIES. The constituents of a country index are selected from the full range of securities available in the market, excluding issues which are either small or highly illiquid. Non-domiciled companies and investment trusts are also excluded from consideration. After the index constituents are chosen, they are reclassified using MSCI's schema of 38 industries and 8 economic sectors in order to facilitate cross-country comparisons.

         THE OPTIMIZATION PROCESS. The process of choosing index constituents from the universe of available securities is consistent among indices. Determining the constituents of an index is an optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles and minimizing cross-ownership. The optimization variables and their targets are:

         Market Coverage            TARGET 60% OF MARKET
         Industry Representation    MIRROR THE LOCAL MARKET
         Liquidity                  MAXIMIZE
         Float                      MAXIMIZE
         Cross-Ownership            AVOID/MINIMIZE
         SIZE                       SAMPLE WITH SIZE CHARACTERISTICS OF UNIVERSE

         COVERAGE. To reflect accurately country-wide performance as well as the performance of industry groups, MSCI aims to capture 60% of total market capitalization at both the country and industry level. To reflect local market performance, an index should contain a percentage of the market's overall capitalization sufficient to achieve a high level of tracking. The greater the coverage, however, the greater the risk of including securities which are illiquid or have restricted float. MSCI's 60% coverage target reflects a balance of these considerations.

         INDUSTRY REPRESENTATION. Within the overall target of 60% market coverage, MSCI aims to capture 60% of the capitalization of each industry group, as defined by local practice. MSCI believes this target assures that the index reflects the industry characteristics of the overall market and permits the construction of accurate industry indices.

         MSCI may exceed the 60% of market capitalization target in the index for a particular country because, e.g., one or two large companies dominate an industry. Similarly, MSCI may underweight an industry in an index if, e.g., the companies in such industry lack good liquidity and float, or because of extensive cross-ownership.

         LIQUIDITY. Liquidity is measured by trading value, as reported by the local exchanges. Trading value is monitored over time in order to determine "normal" levels exclusive of short-term peaks and troughs. A stock's liquidity is significant not only in absolute terms (i.e., a determination of the market's most actively traded stocks), but also relative to its market capitalization and to average liquidity for the country as a whole.

         FLOAT. Float, or the percentage of shares freely tradeable, is one measure of potential short-term supply. Low float raises the risk of insufficient liquidity. MSCI monitors float for every security in its coverage, and low float may exclude a stock from consideration. However, float can be difficult to determine. In some markets good sources are generally not available. In other markets, information on smaller and less prominent issues can be subject to error and time lags. Government ownership and cross-ownership positions can change over time, and are not always made public. Float also tends to be defined differently depending on the source. MSCI seeks to maximize float. As with liquidity, float is an important determinant, but not a hard-and-fast screen for inclusion of a stock in, or exclusion of a stock from, a particular index.

         CROSS-OWNERSHIP. Cross-ownership occurs when one company has an ownership position in another. In situations where cross-ownership is substantial, including both companies in an index may skew industry weights, distort country-level valuations and over-represent buyable opportunities. An integral part of MSCI's country research is identifying cross-ownerships in order to avoid or minimize them. Cross-ownership cannot always be avoided, especially in markets where it is prevalent. When MSCI makes exceptions, it strives to select situations where the constituents operate in different economic sectors, or where the subsidiary company makes only a minor contribution to the parent company's results.

         SIZE. MSCI attempts to meet its 60% coverage target by including a representative sample of large, medium and small capitalization stocks, in order to capture the sometimes disparate performance of these sectors. In the emerging markets, the liquidity of smaller issues can be a constraint. At the same time, properly representing the lower capitalization end of the market risks overwhelming the index with names. Within these constraints, MSCI strives to include smaller capitalization stocks, provided they exhibit sufficient liquidity.

CALCULATION METHODOLOGY

         All MSCI Indices are calculated daily using Laspeyres' concept of a weighted arithmetic average together with the concept of "chain-linking," a classical method of calculating stock market indices. The Laspeyres method weights stocks in an index by their beginning-of-period market capitalization. Share prices are "swept clean" daily and adjusted for any rights issues, stock dividends or splits. Most MSCI Indices are currently calculated in local currency and in U.S. dollars, without dividends, with gross dividends reinvested and with net dividends reinvested. With the exception of the Mexico (Free) WEBS Index Series, the Fund's WEBS Index Series utilize MSCI Indices calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the Australia, Austria and Germany WEBS Index Series, such withholding rate currently differs from that applicable to United States residents. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the Australia WEBS Index Series (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 15% dividend withholding on Luxembourg residents and an 11% rate on the Austria WEBS Index Series. German companies impose a 15% dividend withholding on Luxembourg residents and a 10% rate on the German WEBS Index Series. The Mexico (Free) WEBS Index Series' benchmark Index, the MSCI

Mexico Free) Index, reflects the reinvestment of gross dividends. "Gross dividends" means dividends before reduction for taxes withheld at source.

DIVIDEND TREATMENT

         In respect of developed markets, MSCI Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the year end yield at every month end.

         In respect of emerging markets, MSCI has constructed its indices with dividends reinvested as follows:

(BULLET) In the period between the ex date and the date of dividend reinvestment, a dividend receivable is a component of the index return.

(BULLET)          Dividends are deemed received on the payment date.

(BULLET) To determine the payment date, a fixed time lag is assumed to exist between the ex date and the payment date. This time lag varies by country, and is determined in accordance with general practice within that market.

(BULLET) Reinvestment of dividends occurs at the end of the month in which the payment date falls.

PRICE AND EXCHANGE RATES

         PRICES. Prices used to calculate the MSCI Indices are the official exchange closing prices. All prices are taken from the dominant exchange in each market. In countries where there are foreign ownership limits, MSCI uses the price quoted on the official exchange, regardless of whether the limit has been reached.

         EXCHANGE RATES. MSCI uses WM/Reuters Closing Spot Rates for all developed and emerging markets except those in Latin America. The WM/Reuters Closing Spot Rates were established by a committee of investment managers and data providers, including MSCI, whose object was to standardize exchange rates used by the investment community. Exchange rates are taken daily at 4 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4 PM. WM/Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.

         MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM/Reuters rate is believed not to be representative for a given currency on a particular day. Because of the high volatility of currencies in some Latin American countries, MSCI continues to use its own timing and sources for these markets. The exchange rate for the MSCI Mexico (Free) Index is that prevailing as of 3:00 p.m. New York City time.

CHANGES TO THE INDICES

         In changing the constituents of the indices, MSCI attempts to balance representativeness versus undue turnover. An index must represent the current state of an evolving marketplace, yet at the same time minimize turnover, which is costly as well as inconvenient for managers.

         There are two broad categories of changes to the MSCI Indices. The first consists of market-driven changes such as mergers, acquisitions, bankruptcies, etc. These are announced and implemented as they occur. The second category consists of structural changes to reflect the evolution of a market, for example due to changes in industry composition or regulations. In the emerging markets, index restructurings generally take place every one year to eighteen months. Structural changes may occur only on four dates throughout the year: the first business day of March, June, September and December. They are preannounced at least two weeks in advance.

         ADDITIONS. Restructuring an index involves a balancing of additions and deletions. To maintain continuity and minimize turnover, MSCI is reluctant to delete index constituents, and its approach to additions is correspondingly stringent. As markets grow because of privatizations, investor interest, or the relaxation of regulations, index additions (with or without corresponding deletions) may be needed to bring industry representations up to the 60% target. Companies are considered not only based on their broad industry, but also based on their sub-sector, in order to achieve, if possible, a broader range of economic activity. Beyond industry representativeness, new constituents are selected based on the criteria discussed above, i.e. float, liquidity, cross-ownership, etc.

         NEW ISSUES. In general, new issues are not eligible for immediate inclusion in the MSCI Indices because their liquidity remains unproven. Usually, new issues undergo a "seasoning" period of one year to eighteen months between index restructurings until a trading pattern and volume are established. After that time, they are eligible for inclusion, subject to the criteria discussed above (industry representation, float, cross-ownership, etc.).

         In the emerging markets, however, it is not uncommon that a large new issue, usually a privatization, comes to market and substantially changes the country's industry profile. In exceptional circumstances, where the issue's size, visibility and investor interest assure high liquidity, and where excluding it would distort the characteristics of the market, MSCI may decide to include it immediately in the indices.

         In other cases, MSCI may decide not to include a large new issue even in the normal process of restructuring, and in spite of its substantial size and liquidity.

         DELETIONS. MSCI's primary concern when considering deletions is the continuity of the indices. Of secondary concern are the turnover costs associated with deletions. The indices must represent the full investment cycle, including bear as well as bull markets. Out-of-favor stocks may exhibit declining price, market capitalization or liquidity, and yet continue to be good representatives of their industry.

         Companies may be deleted because they have diversified away from their industry classification, because the industry has evolved in a different direction from the company's thrust, or because a better industry representative exists (either a new issue or an existing company). In addition, in order not to exceed the 60% target coverage of industries and countries, adding new index companies may entail corresponding deletions. Usually such deletions take place within the same industry, but there are occasional exceptions.

         Each of the MSCI Indices utilized as the benchmark for a WEBS Index Series of the Fund is calculated reflecting dividends reinvested. With the exception of the Mexico (Free) WEBS Index Series, the Fund's WEBS Index Series utilize MSCI Indices calculated with net dividends reinvested. MSCI refers to each of its Indices calculated reflecting net dividends reinvested as the "MSCI [relevant country] Index (with net dividends reinvested)."

THE MSCI AUSTRALIA INDEX


         On August 31, 1998, the MSCI Australia Index (with net dividends reinvested) (the "MSCI Australia") consisted of 55 stocks with an aggregate market capitalization of approximately AUD278.1 billion or US$159.2 billion. In percentage terms, the MSCI Australia represented approximately 61.87% of the total market capitalization of Australia on August 31, 1998.


         The ten largest constituents of the MSCI Australia and the respective approximate percentages of the MSCI Australia represented by such constituents as of August 31, 1998 were, in order:

         1.   National Australia Bank..................................10.78%
         2.   Broken Hill Prop Co...................................... 9.68%
         3.   Telstra Corp..............................................8.57%
         4.   AMP Ltd...................................................8.41%
         5.   News Corp.................................................7.72%
         6.   Westpac Banking...........................................6.33%
         7    News Corp Plvo............................................6.05%
         8.   Lend Lease................................................3.21%
         9.   Coles Myer................................................2.94%
         10.  Bramble Industries........................................2.78%

         As of August 31, 1998, the largest five constituents together comprised approximately 45.16% of the market capitalization of the MSCI Australia; the largest ten constituents comprised approximately 66.47% of the market capitalization of the MSCI Australia; and the largest 20 constituents comprised approximately 82.70% of the market capitalization of the MSCI Australia.

         The ten most highly represented industry sectors in the MSCI Australia, and the approximate percentages of the MSCI Australia represented thereby as of August 31, 1998 were:

         1.   Banking...................................................17.11%
         2.   Broadcasting  & Publishing................................13.17%
         3.   Energy Sources............................................10.89%
         4.   Insurance.................................................10.40%
         5    Telecommunications........................................8.57%
         6    Real Estate...............................................6.97%
         7.   Metals - Non Ferrous......................................5.82%
         8.   Beverages & Tobacco.......................................4.40%
         9.   Building Materials & Components...........................3.89%
         10.  Merchandising.............................................3.17%

Appendix A hereto contains a complete list of the securities in the MSCI Australia Index as of August 31, 1998.



THE MSCI AUSTRIA INDEX


         On August 31, 1998, the MSCI Austria Index (with net dividends reinvested) (the "MSCI Austria") consisted of 20 stocks with an aggregate market capitalization of approximately ATS289.0 billion or US$23.3 billion. In percentage terms, the MSCI Austria represented approximately 63.31% of the total market capitalization of Austria on August 31, 1998.


         The ten largest constituents of the MSCI Austria and the respective approximate percentages of the MSCI Austria represented by such constituents as of August 31, 1998 were, in order:

         1.   Bank Austria Stamm........................................22.31%
         2.   Verbund Oesterr Elek A....................................21.36%
         3.   OMV AG....................................................11.50%
         4.   Wienerberger Baustoff.....................................7.68%
         5.   Va Technologie............................................6.66%
         6.   Ea-generali Stamm.........................................6.16%
         7.   Flughafen Wien............................................3.79%
         8.   Austrian Airlines.........................................3.63%
         9.   Mayr-Melnhof Karton.......................................2.97%
         10.  Boehler-Uddeholm..........................................2.44%

         As of August 31, 1998, the largest five constituents together comprised approximately 69.52% of the market capitalization of the MSCI Austria; the largest ten constituents comprised approximately 88.51% of the market capitalization of the MSCI Austria; and the largest 20 constituents comprised approximately 100% of the market capitalization of the MSCI Austria.

         The ten most highly represented industry sectors in the MSCI Austria, and the approximate percentages of the MSCI Austria represented thereby as of August 31, 1998 were:

         1.   Banking..................................................24.31%
         2.   Utilities - Electrical & Gas.............................21.36%
         3.   Energy Sources...........................................11.50%
         4.   Machinery & Engineering..................................7.87%
         5.   Building Materials & Components..........................7.68%
         6.   Insurance................................................6.59%
         7.   Misc. Materials & Commodities............................5.36%
         8.   Business & Public Services...............................3.79%
         9.   Transportation - Airlines................................3.63%
         10.  Metals - Steel...........................................2.44%

Appendix A hereto contains a complete list of the securities in the MSCI Austria Index as of August 31, 1998.

THE MSCI BELGIUM INDEX

         On August 31, 1998, the MSCI Belgium Index (with net dividends reinvested) (the "MSCI Belgium") consisted of 17 stocks with an aggregate market capitalization of approximately BEF4,554.7 billion or US$125.2 billion. In percentage terms, the MSCI Belgium represented approximately 57.88% of the total market capitalization of Belgium on August 31, 1998.


         On August 31, 1998, the ten largest constituents of the MSCI Belgium and the respective approximate percentages of the MSCI Belgium represented by such constituents as of August 31, 1998 were, in order:

         1.   KBC Bancassur (Kredietbank)...........................18.13%
         2.   Fortis Ag.............................................17.16%
         3.   Electrabel............................................15.47%
         4.   Tractebel.............................................11.66%
         5.   Petrofina.............................................6.85%
         6.   UCB (Groupe)..........................................6.57%
         7.   Solvay................................................4.70%
         8.   Groupe Bruxelles Lambert .............................3.58%
         9.   Delhaize - Le Lion....................................3.54%
         10.  Barco.................................................2.61%


         As of August 31, 1998, the largest five constituents together comprised approximately 69.28% of the market capitalization of the MSCI Belgium; the largest ten constituents comprised approximately 90.27% of the market capitalization of the MSCI Belgium; and the largest 15 constituents comprised approximately 98.77% of the market capitalization of the MSCI Belgium.


         The ten most highly represented industry sectors in the MSCI Belgium, and the approximate percentages of the MSCI Belgium represented thereby as of August 31, 1998 were:


         1.   Utilities - Electrical & Gas...........................27.14%
         2.   Banking................................................18.13%
         3.   Insurance..............................................17.16%
         4.   Energy Sources.........................................6.85%
         5.   Food & Household Products..............................6.57%
         6.   Merchandising..........................................6.08%
         7.   Chemicals..............................................4.70%
         8.   Multi-Industry.........................................3.58%
         9.   Electronic Components, Instruments.....................2.61%
         10.  Automobiles............................................2.04%


Appendix A hereto contains a complete list of the securities in the MSCI Belgium Index as of August 31, 1998.

THE MSCI CANADA INDEX


         On August 31, 1998, the MSCI Canada Index (with net dividends reinvested) (the "MSCI Canada") consisted of 78 stocks with an aggregate market capitalization of approximately CAD418.1 billion or US$267.3 billion. In percentage terms, the MSCI Canada represented approximately 62.81% of the total market capitalization in Canada on August 31, 1998.


         The ten largest constituents of the MSCI Canada and the respective approximate percentages of the MSCI Canada represented by such constituents as of August 31, 1998 were, in order:

         1.   Northern Telecom......................................11.39%
         2.   BCE Inc ..............................................8.09%
         3.   Thomson Corp..........................................5.48%
         4.   Royal Bank of Canada..................................5.05%
         5.   Seagram Co............................................4.11%
         6.   Bank Montreal.........................................3.99%
         7.   Canadian Imperial Bank................................3.39%
         8.   Bank Nova Scotia......................................3.31%
         9.   Bombardier B..........................................3.08%
         10.  IMASCO................................................3.00%

         As of August 31, 1998, the largest five constituents together comprised approximately 34.12% of the market capitalization of the MSCI Canada; the largest ten constituents comprised approximately 50.89% of the market capitalization of the MSCI Canada; and the largest 20 constituents comprised approximately 70.48% of the market capitalization of the MSCI Canada.

         The ten most highly represented industry sectors in the MSCI Canada, and the approximate percentages of the MSCI Canada represented thereby as of August 31, 1998 were:

         1.   Banking.....................................................16.68%
         2.   Electrical & Electronics....................................12.70%
         3.   Energy Sources..............................................11.91%
         4.   Telecommunications..........................................9.17%
         5.   Broadcasting  & Publishing..................................6.87%
         6.   Multi-Industry..............................................6.53%
         7.   Metals - Non Ferrous........................................5.24%
         8.   Beverages & Tobacco.........................................4.57%
         9.   Utilities - Electrical & Gas................................4.29%
         10.  Gold Mines..................................................3.93%

Appendix A hereto contains a complete list of the securities in the MSCI Canada Index as of August 31, 1998.

THE MSCI FRANCE INDEX


         On August 31, 1998, the MSCI France Index (with net dividends reinvested) (the "MSCI France") consisted of 67 stocks with an aggregate market capitalization of approximately FRF 3,810.9 billion or US$644.8 billion. In percentage terms, the MSCI France represented approximately 76.21% of the total market capitalization in France on August 31, 1998.


         The ten largest constituents of the MSCI France and the respective approximate percentages of the MSCI France represented by such constituents as of August 31, 1998 were, in order:

         1.   France Telecom.......................................10.13%
         2.   L'Oreal..............................................5.73%
         3.   Vivendi (Generale Eaux)..............................5.46%
         4.   AXA-UAP..............................................5.42%
         5.   Elf Aquitaine........................................5.16%
         6.   Alcatel..............................................4.65%
         7.   Total Sa.............................................4.44%
         8.   Suez Lyonnaise des Eaux..............................4.24%
         9.   Carrefour............................................3.62%
         10.  Pinault-Print-Redoute................................3.27%

         As of August 31, 1998, the largest five constituents together comprised approximately 31.89% of the market capitalization of the MSCI France; the largest ten constituents comprised approximately 52.11% of the market capitalization of the MSCI France; and the largest 20 constituents comprised approximately 74.21% of the market capitalization of MSCI France.

         The ten most highly represented industry sectors in the MSCI France, and the approximate percentages of the MSCI France represented thereby as of August 31, 1998 were:

         1.   Business & Public Services.............................13.27%
         2.   Health & Personal Care.................................11.33%
         3.   Merchandising..........................................10.56%
         4.   Telecommunications.....................................10.13%
         5.   Energy Sources.........................................9.60%
         6.   Electrical & Electronics...............................7.49%
         7.   Banking................................................6.15%
         8.   Insurance..............................................5.42%
         9.   Food & Household Products..............................4.26%
         10.  Building Materials & Components........................3.46%

Appendix A hereto contains a complete list of the securities in the MSCI France Index as of August 31, 1998.

THE MSCI GERMANY INDEX


         On August 31, 1998, the MSCI Germany Index (with net dividends reinvested) (the "MSCI Germany") consisted of 61 stocks with an aggregate market capitalization of approximately DEM 1,274.2 billion or US$722.6 billion. In percentage terms, the MSCI Germany represented approximately 75.86% of the total market capitalization in Germany on August 31, 1998.


         The ten largest constituents of the MSCI Germany and the respective approximate percentages of the MSCI Germany represented by such constituents as of August 31, 1998 were, in order:

         1.   Allianz..................................................10.08%
         2.   Deutsche Telekom.........................................9.54%
         3.   Daimler-Benz.............................................7.30%
         4.   Mannesmann...............................................5.47%
         5.   Siemens Stamm............................................5.28%
         6.   SAP Stamm................................................4.71%
         7.   Muenchener Rueck Nam.....................................4.66%
         8.   Bayer....................................................4.58%
         9.   Deutsche Bank............................................4.51%
         10.  Veba.....................................................3.98%

         As of August 31, 1998, the largest five constituents together comprised approximately 37.67% of the market capitalization of the MSCI Germany; the largest ten constituents comprised approximately 60.11% of the market capitalization of the MSCI Germany; and the largest 20 constituents comprised approximately 87.46% of the market capitalization of MSCI Germany.

         The ten most highly represented industry sectors in the MSCI Germany, and the approximate percentages of the MSCI Germany represented thereby as of August 31, 1998 were:

         1.   Insurance..............................................16.40%
         2.   Telecommunications.....................................15.01%
         3.   Banking................................................12.03%
         4.   Automobiles............................................11.10%
         5.   Utilities - Electrical & Gas...........................10.82%
         6.   Business & Public Services.............................8.34%
         7.   Chemicals..............................................7.85%
         8.   Electrical & Electronics...............................5.28%
         9.   Merchandising..........................................2.75%
         10.  Health & Personal Care.................................2.73%

Appendix A hereto contains a complete list of the securities in the MSCI Germany Index as of August 31, 1998.

THE MSCI HONG KONG INDEX


         On August 31, 1998, the MSCI Hong Kong Index (with net dividends reinvested) (the "MSCI Hong Kong") consisted of 34 stocks with an aggregate market capitalization of approximately HKD 874.3 billion or US$112.8 billion. In percentage terms, the MSCI Hong Kong represented approximately 43.30% of the total market capitalization in Hong Kong on August 31, 1998.


         The ten largest constituents of the MSCI Hong Kong and the respective approximate percentages of the MSCI Hong Kong represented by such constituents as of August 31, 1998 were, in order:


         1.   Hongkong Telecom.......................................20.37%
         2.   Hutchison Whampoa......................................16.45%
         3.   Hang Seng Bank.........................................10.16%
         4.   CLP Holdings...........................................9.76%
         5.   Cheung Kong Holdings...................................8.73%
         6.   Sun Hung Kai Properties................................7.01%
         7.   Hongkong China Gas.....................................4.46%
         8.   Swire Pacific A........................................4.05%
         9.   Cathay Pacific Airways.................................2.48%
         10.  Wharf Holdings.........................................2.35%

         As of August 31, 1998, the largest five constituents together comprised approximately 65.48% of the market capitalization of the MSCI Hong Kong; the largest ten constituents comprised approximately 85.82% of the market capitalization of the MSCI Hong Kong; and the largest 20 constituents comprised approximately 96.65% of the market capitalization of MSCI Hong Kong.

         The ten most highly represented industry sectors in the MSCI Hong Kong, and the approximate percentages of the MSCI Hong Kong represented thereby as of August 31, 1998 were:

         1.   Real Estate............................................23.37%
         2.   Multi-Industry.........................................20.95%
         3.   Telecommunications.....................................20.37%
         4.   Utilities - Electrical & Gas...........................14.22%
         5.   Banking................................................12.22%
         6.   Transportation - Airlines..............................2.48%
         7.   Leisure & Tourism......................................1.89%
         8.   Broadcasting  & Publishing.............................1.61%
         9.   Electrical & Electronics...............................1.58%
         10.  Misc. Materials & Commodities..........................0.52%

Appendix A hereto contains a complete list of the securities in the MSCI Hong Kong Index as of August 31, 1998.

THE MSCI ITALY INDEX


         On August 31, 1998, the MSCI Italy Index (with net dividends reinvested) (the "MSCI Italy") consisted of 52 stocks with an aggregate market capitalization of approximately ITL537,380.6 billion or US$308.3 billion. In percentage terms, the MSCI Italy represented approximately 70.24% of the total market capitalization of Italy on August 31, 1998.


         The ten largest constituents of the MSCI Italy and the respective approximate percentages of the MSCI Italy represented by such constituents as of August 31, 1998 were, in order:

         1.   ENI....................................................15.87%
         2.   Tim Ord................................................14.27%
         3.   Assicurazioni Generali.................................11.10%
         4.   Telecom Italia Ord.....................................9.13%
         5.   Credito Italiano Ord...................................4.02%
         6.   Fiat Ord...............................................3.59%
         7.   INA....................................................3.33%
         8.   San Paolo Di Torino Ord................................3.23%
         9.   Banca Commerciale Ord..................................3.19%
         10.  Banca Intesa Ord.......................................2.67%

         As of August 31, 1998, the largest five constituents together comprised approximately 54.38% of the market capitalization of the MSCI Italy; the largest ten constituents comprised approximately 70.39% of the market capitalization of the MSCI Italy; and the largest 20 constituents comprised approximately 89.50% of the market capitalization of MSCI Italy.

         The ten most highly represented industry sectors in the MSCI Italy, and the approximate percentages of the MSCI Italy represented thereby as of August 31, 1998 were:

         1.   Telecommunications...................................28.71%
         2.   Banking..............................................18.59%
         3.   Insurance............................................16.95%
         4.   Energy Sources.......................................15.87%
         5.   Automobiles..........................................4.65%
         6.   Utilities - Electrical & Gas.........................3.04%
         7.   Broadcasting  & Publishing...........................2.86%
         8.   Industrial Components................................2.21%
         9.   Multi-Industry.......................................2.10%
         10.  Textiles & Apparel...................................1.22%

Appendix A hereto contains a complete list of the securities constituting the MSCI Italy Index as of August 31, 1998.

THE MSCI JAPAN INDEX


         On August 31, 1998, the MSCI Japan Index (with net dividends reinvested) (the "MSCI Japan") consisted of 308 stocks with an aggregate market capitalization of approximately JPY186,910.9 billion or US$1,323.8 billion. In percentage terms, the MSCI Japan represented approximately 71.71% of the total market capitalization in Japan on August 31, 1998.


         The ten largest constituents of the MSCI Japan and the respective approximate percentages of the MSCI Japan represented by such constituents as of August 31, 1998 were, in order:

         1.   NTT Corp...............................................7.66%
         2.   Toyota Motor Corp......................................5.95%
         3.   Bank Tokyo-Mitsubishi..................................2.79%
         4.   Honda Motor Co.........................................2.43%
         5.   Matsushita Elect Ind'l.................................2.43%
         6.   Sony Corp..............................................2.32%
         7.   Tokyo Electric Power Co................................2.10%
         8.   Sumitomo Bank..........................................1.98%
         9.   Takeda Chemical Inc....................................1.88%
         10.  East Japan Railways....................................1.61%

         As of August 31, 1998, the largest five constituents together comprised approximately 21.26% of the market capitalization of the MSCI Japan; the largest ten constituents comprised approximately 31.15% of the market capitalization of the MSCI Japan; and the largest 20 constituents comprised approximately 44.10% of the market capitalization of the MSCI Japan.

         The ten most highly represented industry sectors in the MSCI Japan, and the approximate percentages of the MSCI Japan represented thereby as of August 31, 1998 were:

         1.   Banking..................................................10.76%
         2.   Automobiles..............................................8.98%
         3.   Telecommunications.......................................7.66%
         4.   Appliances & Household Durables..........................6.08%
         5.   Health & Personal Care...................................5.56%
         6.   Utilities - Electrical & Gas.............................5.03%
         7.   Electronic Components, Instruments.......................4.57%
         8.   Industrial Components....................................4.43%
         9.   Transportation - Road & Rail.............................4.19%
         10.  Machinery & Engineering..................................3.77%

Appendix A hereto contains a complete list of the securities constituting the MSCI Japan Index as of August 31, 1998.

THE MSCI MALAYSIA (FREE) INDEX


         On August 31, 1998, the MSCI Malaysia (Free) Index (with net dividends reinvested) (the "MSCI Malaysia (Free)") consisted of 72 stocks with an aggregate market capitalization of approximately MYR133.5 billion or US$31.9 billion. In percentage terms, the MSCI Malaysia (Free) represented approximately 73.00% of the total market capitalization of Malaysia on August 31, 1998.


         The ten largest constituents of the MSCI Malaysia (Free) and the respective approximate percentages of the MSCI Malaysia (Free) represented by such constituents as of August 31, 1998 were, in order:


         1.   Telekom Malaysia.........................................15.83%
         2.   Tenaga Nasional..........................................9.82%
         3.   Malayan Banking..........................................7.88%
         4.   Sime Darby...............................................4.80%
         5.   Malaysia Int'l Shipping..................................4.37%
         6.   Rothmans Pall Mall (Mal).................................4.07%
         7.   Resorts World............................................3.53%
         8.   YTL Corp.................................................3.45%
         9.   Nestle (Malaysia)........................................2.88%

         10.  Kuala Lumpur Kepong......................................2.75%


         As of August 31, 1998, the largest five constituents together comprised approximately 42.70% of the market capitalization of the MSCI Malaysia (Free); the largest ten constituents comprised approximately 59.38% of the market capitalization of the MSCI Malaysia (Free) and the largest 20 constituents comprised approximately 75.58% of the market capitalization of the MSCI Malaysia
(Free).


         The ten most highly represented industry sectors in the MSCI Malaysia
(Free), and the approximate percentages of the MSCI Malaysia (Free) represented thereby as of August 31, 1998 were:

         1.   Telecommunications.......................................16.70%
         2.   Banking..................................................13.86%
         3.   Utilities - Electrical & Gas.............................9.82%
         4.   Multi-Industry...........................................9.81%
         5.   Misc. Materials & Commodities............................7.53%
         6.   Leisure & Tourism........................................6.26%
         7.   Beverages & Tobacco......................................5.48%
         8.   Transportation - Shipping................................4.37%
         9.   Food & Household Products................................4.07%
         10.  Automobiles..............................................3.93%

Appendix A hereto contains a complete list of the securities constituting the MSCI Malaysia (Free) Index as of August 31, 1998.

THE MSCI MEXICO (FREE) INDEX


         On August 31, 1998, the MSCI Mexico (Free) Index (with gross dividends reinvested) (the "MSCI Mexico (Free)") consisted of 39 stocks with an aggregate market capitalization of approximately MXN 559.3 billion or US$55.1 billion. In percentage terms, the MSCI Mexico (Free) represented approximately 72.69% of the total market capitalization of Mexico on August 31, 1998.


         On August 31,1998, the ten largest constituents of the MSCI Mexico
(Free) and the respective approximate percentages of the MSCI Mexico (Free) represented by such constituents as of August 31, 1998 were, in order:

         1.   Telefonos Mexico L.......................................18.72%
         2.   Grupo Modelo C...........................................10.35%
         3.   Telefonos Mexico A.......................................8.12%
         4.   Cifra B..................................................7.76%
         5.   Kimberly-Clark Mexico A..................................5.40%
         6.   Empresas La Moderna A....................................4.93%
         7.   Grupo Televisa CPO.......................................4.70%
         8.   Grupo Carso..............................................4.00%
         9.   Grupo Industrial Bimbo A.................................3.84%
         10.  FEMSA Unit...............................................3.25%

         As of August 31, 1998, the largest five constituents together comprised approximately 50.35% of the market capitalization of the MSCI Mexico (Free); the largest ten constituents comprised approximately 71.07% of the market capitalization of the MSCI Mexico (Free); and the largest 20 constituents comprised approximately 88.89% of the market capitalization of the MSCI Mexico
(Free).

         The ten most highly represented industry sectors in the MSCI Mexico
(Free), and the approximate percentages of the MSCI Mexico (Free) represented thereby as of August 31, 1998 were:

         1.   Telecommunications.....................................26.84%
         2.   Beverages & Tobacco....................................20.04%
         3.   Merchandising..........................................11.26%
         4.   Multi-Industry.........................................8.34%
         5.   Building Materials & Components........................6.42%
         6.   Health & Personal Care.................................5.40%
         7.   Broadcasting  & Publishing.............................4.70%
         8.   Food & Household Products..............................4.65%
         9.   Banking................................................4.17%
         10.  Metals - Non Ferrous...................................3.93%

Appendix A hereto contains a complete list of the securities constituting the MSCI Mexico (Free) Index as of August 31, 1998.

THE MSCI NETHERLANDS INDEX


         On August 31, 1998, the MSCI Netherlands Index (with net dividends reinvested) (the "MSCI Netherlands") consisted of 23 stocks with an aggregate market capitalization of approximately NLG 736.4 billion or US$370.0 billion. In percentage terms, the MSCI Netherlands represented approximately 72.28% of the total market capitalization of the Netherlands on August 31, 1998.


         The ten largest constituents of the MSCI Netherlands and the respective approximate percentages of the MSCI Netherlands represented by such constituents as of August 31, 1998 were, in order:


         1.   Royal Dutch Petroleum Co...............................29.38%
         2.   ING Groep N.V..........................................14.07%
         3.   Unilever NV Cert.......................................11.62%
         4.   ABN Amro Holding.......................................7.55%
         5.   Philips Electronics....................................6.00%
         6.   Ahold (Kon.)...........................................4.89%
         7.   KPN (Kon.) PTT Nederland...............................4.55%
         8.   Heineken N.V...........................................3.89%
         9.   Wolters Kluwer.........................................3.42%
         10.  TNT Post Groep.........................................3.34%


         As of August 31, 1998, the largest five constituents together comprised approximately 68.63% of the market capitalization of the MSCI Netherlands; the largest ten constituents comprised approximately 88.81% of the market capitalization of the MSCI Netherlands; and the largest 20 constituents comprised approximately 99.53% of the market capitalization of MSCI Netherlands.

         The ten most highly represented industry sectors in the MSCI Netherlands, and the approximate percentages of the MSCI Netherlands represented thereby as of August 31, 1998 were:


         1.   Energy Sources......................................29.38%
         2.   Financial Services..................................14.07%
         3.   Food & Household Products...........................11.62%
         4.   Banking.............................................7.55%
         5.   Broadcasting  & Publishing..........................6.07%
         6.   Appliances & Household Durables.....................6.00%
         7.   Merchandising.......................................4.89%
         8.   Telecommunications..................................4.55%
         9.   Business & Public Services..........................4.53%
         10.  Beverages & Tobacco.................................3.98%


Appendix A hereto contains a complete list of the securities in the MSCI Netherlands as of August 31, 1998.

THE MSCI SINGAPORE (FREE) INDEX


         The MSCI Singapore (Free) Index (with net dividends reinvested) (the "MSCI Singapore (Free)") is a "free" index in that it excludes companies and share classes that are not purchasable by foreigners. On August 31, 1998, the MSCI Singapore (Free) consisted of 30 stocks with an aggregate market capitalization of approximately SGD 60.0 billion or US$33.8 billion. In percentage terms, the MSCI Singapore (Free) represented approximately 57.98% of the total market capitalization of Singapore on August 31, 1998.


         The ten largest constituents of the MSCI Singapore (Free) and the respective approximate percentages of the MSCI Singapore (Free) represented by such constituents as of August 31, 1998 were in order:

         1.   Singapore Telecom....................................28.96%
         2.   Singapore Airlines...................................11.61%
         3.   Singapore Press Hldg.................................9.07%
         4.   Singapore Tech Engineering...........................7.41%
         5.   OCBC Bank Fgn........................................7.15%
         6.   Development Bk Sing Fgn..............................5.87%

         7.   United Overseas Bank Fgn.............................5.23%
         8.   City Developments....................................4.19%
         9.   Creative Technology..................................2.67%
         10.  Keppel Corp..........................................1.95%


         As of August 31, 1998, the largest five constituents together comprised approximately 64.19% of the market capitalization of the MSCI Singapore (Free); the largest ten constituents comprised approximately 84.10% of the market capitalization of the MSCI Singapore (Free); and the largest 20 constituents comprised approximately 96.06% of the market capitalization of the MSCI Singapore (Free).


         The ten most highly represented industry sectors in the MSCI Singapore
(Free), and the approximate percentages of the MSCI Singapore (Free) represented thereby as of August 31, 1998 were:

         1.   Telecommunications.....................................28.96%
         2.   Banking................................................18.25%
         3.   Transportation - Airlines..............................11.61%
         4.   Broadcasting  & Publishing.............................9.07%
         5.   Machinery & Engineering................................8.32%
         6.   Real Estate............................................8.08%
         7.   Multi-industry.........................................4.41%
         8.   Electronic Components, Instruments.....................4.32%
         9.   Beverages & Tobacco....................................1.53%
         10.  Leisure & Tourism......................................1.43%

Appendix A hereto contains a complete list of the securities in the MSCI Singapore (Free) as of August 31, 1998.

THE MSCI SPAIN INDEX


         On August 31, 1998, the MSCI Spain Index (with net dividends reinvested) (the "MSCI Spain") consisted of 38 stocks with an aggregate market capitalization of approximately ESP 29,375.5 billion or US$196.1 billion. In percentage terms, the MSCI Spain represented approximately 70.85% of the total market capitalization of Spain on August 31, 1998.


         The ten largest constituents of the MSCI Spain and the respective approximate percentages of the MSCI Spain represented by such constituents as of August 31, 1998 were, in order:


         1.   Telefonica de Espana....................................17.63%
         2.   Banco Bilbao Vizcaya....................................11.40%
         3.   Endesa Empresa Nal Elec.................................10.97%
         4.   Banco Santander.........................................9.24%
         5.   Iberdrola...............................................7.71%
         6.   Repsol..................................................7.08%
         7.   Gas Natural SDG.........................................5.37%
         8.   Banco Central Hispano...................................5.30%
         9.   Argentaria Corp Bancaria................................4.83%
         10.  Tabacalera..............................................2.25%


         As of August 31, 1998, the largest five constituents together comprised approximately 56.95% of the market capitalization of the MSCI Spain; the largest ten constituents comprised approximately 81.78% of the market capitalization of the MSCI Spain; and the largest 20 constituents comprised approximately 93.51% of the market capitalization of MSCI Spain.

         The ten most highly represented industry sectors in the MSCI Spain and the approximate percentages of the MSCI Spain represented thereby as of August 31, 1998 were:

         1.   Banking..................................................30.77%
         2.   Utilities - Electrical & Gas.............................26.14%
         3.   Telecommunications.......................................17.63%
         4.   Energy Sources...........................................7.08%
         5.   Business & Public Services...............................3.55%
         6.   Construction & Housing...................................2.77%
         7.   Beverages & Tobacco......................................2.40%

         8.   Real Estate..............................................1.61%
         9.   Leisure & Tourism........................................1.57%
         10.  Food & Household Products................................1.21%

Appendix A hereto contains a complete list of the securities in the MSCI Spain as of August 31, 1998.

THE MSCI SWEDEN INDEX


         On August 31, 1998, the MSCI Sweden Index (with net dividends reinvested) (the "MSCI Sweden") consisted of 38 stocks with an aggregate market capitalization of approximately SEK 1,525.7 billion or US$188.6 billion. In percentage terms, the MSCI Sweden represented approximately 68.28%of the total market capitalization of Sweden on August 31, 1998.


         The ten largest constituents of the MSCI Sweden and the respective approximate percentages of the MSCI Sweden represented by such constituents as of August 31, 1998 were, in order:


         1.   Ericsson (LM) B..........................................23.76%
         2.   Astra A..................................................11.66%
         3.   Hennes & Mauritz B.......................................8.27%
         4.   Foerreningssparbanken....................................4.62%
         5.   Svenska Handelsbk A......................................4.47%
         6.   Volvo B..................................................4.18%
         7.   ABB AB A.................................................3.76%
         8.   Skandia Forsakring.......................................3.39%
         9.   Skand.Enskilda Banken A..................................3.29%
         10.  Electrolux B.............................................2.96%


         As of August 31, 1998, the largest five constituents together comprised approximately 52.77% of the market capitalization of the MSCI Sweden; the largest ten constituents comprised approximately 70.34% of the market capitalization of the MSCI Sweden; and the largest 20 constituents comprised approximately 90.16% of the market capitalization of the MSCI Sweden.

         The ten most highly represented industry sectors in the MSCI Sweden, and the approximate percentages of the MSCI Sweden represented thereby as of August 31, 1998 were:

         1.   Electrical & Electronics.................................29.04%
         2.   Health & Personal Care...................................14.23%
         3.   Banking..................................................12.78%
         4.   Merchandising............................................8.27%
         5.   Automobiles..............................................6.03%
         6.   Machinery & Engineering..................................4.98%
         7.   Forest Products & Paper..................................4.17%
         8.   Business & Public Services...............................3.67%
         9.   Insurance................................................3.39%
         10   Appliances & Household Durables..........................2.96%

Appendix A hereto contains a complete list of the securities in the MSCI Sweden as of August 31, 1998.

THE MSCI SWITZERLAND INDEX


         On August 31, 1998, the MSCI Switzerland Index (with net dividends reinvested) (the "MSCI Switzerland") consisted of 32 stocks with an aggregate market capitalization of approximately CHF 753.0 billion or US$520.7 billion. In percentage terms, the MSCI Switzerland represented approximately 85.68% of the total market capitalization in Switzerland on August 31, 1998.


         The ten largest constituents of the MSCI Switzerland and the respective approximate percentages of the MSCI Switzerland represented by such constituents as of August 31, 1998 were, in order:

         1.   Novartis Namen........................................20.35%
         2.   Roche Holding Genuss..................................15.65%
         3.   Nestle................................................14.76%
         4.   UBS (New).............................................12.72%
         5.   Credit Suisse.........................................7.81%
         6.   Schweiz Rueckvers.....................................6.17%

         7.   Roche Holding Inhaber.................................5.25%
         8.   Zurich Allied.........................................5.14%
         9.   Novartis Inhaber......................................2.16%
         10.  ABB Ag Inhaber........................................1.83%


         As of August 31, 1998, the largest five constituents together comprised approximately 71.30% of the market capitalization of the MSCI Switzerland; the largest ten constituents comprised approximately 91.85% of the market capitalization of the MSCI Switzerland; and the largest 20 constituents comprised approximately 98.38% of the market capitalization of the MSCI Switzerland.

         The ten most highly represented industry sectors in the MSCI Switzerland, and the approximate percentages of the MSCI Switzerland represented thereby as of August 31, 1998 were:

         1.   Health & Personal Care..................................43.42%
         2.   Banking.................................................20.54%
         3.   Food & Household Products...............................14.76%
         4.   Insurance...............................................11.31%
         5.   Electrical & Electronics................................2.08%
         6.   Business & Public Services..............................1.82%
         7.   Building Materials & Components.........................1.61%
         8.   Multi-Industry..........................................1.36%
         9.   Machinery & Engineering.................................0.87%
         10.  Recreation, Other Consumer Goods........................0.85%

Appendix A hereto contains a complete list of the securities in the MSCI Switzerland as of August 31, 1998.

THE MSCI UNITED KINGDOM INDEX


         On August 31, 1998, the MSCI United Kingdom Index (with net dividends reinvested) (the "MSCI UK") consisted of 136 stocks with an aggregate market capitalization of approximately GPB 825.2 billion or US$1,427.0 billion. In percentage terms, the MSCI UK represented approximately 65.60% of the aggregate capitalization of the United Kingdom markets on August 31, 1998.


         The ten largest constituents of the MSCI UK and the respective approximate percentages of the MSCI UK represented by such constituents as of August 31, 1998 were, in order:


         1.   Glaxo Wellcome.........................................7.55%
         2.   British Telecom........................................6.03%
         3.   British Petroleum......................................5.61%
         4.   Smithkline Beecham.....................................4.57%
         5.   Lloyds TSB Group.......................................4.28%
         6.   Vodafone Group.........................................2.92%
         7.   Zeneca Group...........................................2.57%
         8.   Diageo.................................................2.49%
         9.   HSBC Holdings (HKD 10).................................2.42%
         10.  Halifax................................................2.27%


         As of August 31, 1998, the largest five constituents together comprised approximately 28.04% of the market capitalization of the MSCI UK; the largest ten constituents comprised approximately 40.71% of the market capitalization of the MSCI UK; and the largest 20 constituents comprised approximately 57.79% of the market capitalization of MSCI UK.

         The ten most highly represented industry sectors in the MSCI UK, and the approximate percentages of the MSCI UK represented thereby as of August 31, 1998 were:


         1.   Health & Personal Care.................................14.69%
         2.   Banking................................................10.69%
         3.   Telecommunications.....................................10.49%
         4.   Merchandising..........................................7.65%
         5.   Insurance..............................................6.83%
         6.   Business & Public Services.............................6.52%
         7.   Energy Sources.........................................6.03%
         8.   Utilities - Electrical & Gas...........................5.02%

         9.   Financial Services.....................................4.98%
         10.  Beverages & Tobacco....................................4.36%


Appendix A hereto contains a complete list of the securities in the MSCI UK as of August 31, 1998.

REGIONAL INDEX REPLICATIONS


         The MSCI single-country indices effectively serve as components of various MSCI regional and international (i.e., multi-country) indices. For example the MSCI EAFE (Free) Index - covering European, Australasian and the Far Eastern markets - is comprised of a weighted allocation of the MSCI Indices for Japan (22.05%), the United Kingdom (21.65%), Germany (10.30%), France (9.43%),
Switzerland (8.19%), Netherlands (5.48%), Italy (4.78%), Spain (3.38%), Sweden (2.77%), Australia (2.70%), Hong Kong (2.32%), Belgium (1.90%), Singapore Free (0.76%), Austria (0.35%), New Zealand (0.20%), Norway (0.47%), Denmark (0.92%),
Portugal (0.73%), Finland (1.16%) and Ireland (0.47%). The weightings shown parenthetically are based on the EAFE (Free) Index as of November 3, 1998.

         Investors may purchase WEBS of different WEBS Index Series of the Fund in various proportions for the purpose of achieving regional or international market exposure approximating that of certain of the MSCI regional and international indices. For example, assuming the estimated values per Creation Unit listed in the Fund's prospectus under the heading "Creation Units," an investor might approximate the representation and weighting of the MSCI EAFE
(Free) Index by investing in the numbers of WEBS specified for the following 14 WEBS Index Series, in order to achieve the basket weightings listed below:

                                                                   % of
                      WEBS                   Number of            Value of
                  Index Series                 WEBS                Basket
                  ------------               ---------            --------
               Japan                          219,900              22.95%
               United Kingdom                 115,600              22.54%
               Germany                        51,000               10.72%
               France                         48,600               9.82%
               Switzerland                    51,500               8.52%
               Netherlands                    23,200               5.71%
               Italy                          20,800               4.98%
               Spain                          12,600               3.52%
               Sweden                         15,600               2.89%
               Australia                      30,200               2.81%
               Hong Kong                      24,100               2.41%
               Belgium                        10,200               1.97%
               Singapore (Free)               14,100               0.79%
               Austria                         3,500               0.36%

         The total cost of the above basket of WEBS, again using the values per Creation Unit in the Prospectus, would be $10,000,000. It should be noted that the WEBS basket set forth above does not include representation of six countries included in the MSCI EAFE (Free) Index, representing 2.91% of the value of such index on November 3, 1998.

                          EXCHANGE LISTING AND TRADING

         The WEBS of each WEBS Index Series have been listed for trading on the AMEX. The AMEX has approved modifications to its Rules to permit the listing of WEBS. The non-redeemable WEBS trade on the AMEX at prices that may differ to some degree from their net asset value. See "Special Considerations and Risks" and "Determining Net Asset Value". There can be no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS of any Index Series will continue to be met. The AMEX may remove the WEBS of a WEBS Index Series from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a WEBS Index Series, there are fewer than 50 beneficial holders of the WEBS for 30 or more consecutive trading days, (2) the value of the underlying index or portfolio of securities on which such WEBS Index Series is based is no longer calculated or available or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the shares from listing and trading upon termination of the Fund.

         As in the case of other stocks traded on the AMEX, the brokers' commission on transactions will be based on negotiated commission rates at customary levels for retail customers and rates which range between $.015 to $.12 per share for institutions and high net worth individuals.

     In order to provide current WEBS pricing information, the AMEX disseminates through the facilities of the Consolidated Tape Association an updated "indicative optimized portfolio value" ("IOPV") for each WEBS Index Series as calculated by Bloomberg, L.P ("Bloomberg"). The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no warranty as to the accuracy of the IOPVs. IOPVs are disseminated on a per WEBS Index Series basis every 15 seconds during regular AMEX trading hours of 9:30 a.m. to 4:00 p.m. New York time.


     The IOPV has an equity securities value component and a cash component. The equity securities values included in the IOPV are the values of the Deposit Securities for each WEBS Index Series. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit of WEBS, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund for each WEBS Index Series at a particular point in time, because the current portfolio of a WEBS Index Series may include securities that are not a part of the current Deposit Securities. Therefore, the IOPV on a per WEBS Index Series basis disseminated during AMEX trading hours should not be viewed as a real time update of the net asset value per WEBS share of the Fund, which is calculated only once a day. It is possible that the value of the portfolio of securities held by the Fund for a particular WEBS Index Series may diverge from the applicable IOPV during any trading day. In such case, the IOPV would not precisely reflect the value of a WEBS Index Series' portfolio. In addition, the foreign exchange rate used by the Fund in computing net asset value of a WEBS Index Series may differ materially from that used by Bloomberg. See "Determining Net Asset Value" below.


     The equity securities included in the IOPV reflect the same market capitalization weighting as the Deposit Securities of the particular WEBS Index Series. In addition to the equity component described in the preceding paragraph, the IOPV for each WEBS Index Series includes a cash component consisting of estimated accrued dividend and other income, less expenses. Each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable home foreign currency. For the WEBS Index Series of Australia, Japan, Malaysia (Free), Hong Kong and Singapore (Free), there is no overlap in trading hours between the foreign market and the AMEX. Therefore, for each of these WEBS Index Series, Bloomberg utilizes closing prices (in applicable foreign currency prices) in the foreign market for securities in the WEBS Index Series portfolio, and converts the price to U.S. dollars. This value is updated every 15 seconds during AMEX trading hours to reflect changes in currency exchange rates between the U.S. dollar and the applicable foreign currency. For WEBS Index Series which have trading hours overlapping regular AMEX trading hours, Bloomberg updates the applicable IOPV every 15 seconds to reflect price changes in the principal foreign market, and converts such prices into U.S. dollars based on the current currency exchange rate. When the foreign market is closed but the AMEX is open, the IOPV is updated every 15 seconds to reflect changes in currency exchange rates after the foreign market closes.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

              The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of five Directors. Nathan Most is an "interested" director, as defined in the

1940 Act, by reason of his position as President of the Fund.

                                       POSITION WITH THE              PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                             FUND                    DURING PAST FIVE YEARS
----------------                       -----------------             ----------------------
Nathan Most                           Director, President     Senior Vice President (retired) (from 1992 to
P.O. Box 193                          and Chairman of the     1996) and Vice President (from 1980 to 1992)
Burlingame, CA 94011-0193             Board                   of the American Stock Exchange, Inc.;
Age 84                                                        President and CEO (retired) (from 1982 to
                                                              1996) of AMEX Commodities Corporation.

John B. Carroll                       Director                Vice President of Investment Management (since
Vice President, Investment                                    1984) of GTE Corporation; Advisory Board member
Management                                                    of Ibbotson Assoc. (since 1998); former Trustee
GTE Corporation                                               and Member of the Executive Committee (since
One Stamford Forum                                            1991) of The Common Fund, a non-profit
Stamford, CT 06904                                            organization; Member of the Investment Committee
Age 62                                                        (since 1988) of the TWA Pilots Annuity Trust
                                                              Fund; former Vice Chairman and Executive Committee
                                                              Member (since 1992) of the Committee on Investment
                                                              of Employee Benefit Assets of the Financial
                                                              Executive Institute; and Member (since 1986) of
                                                              the Pension Advisory Committee of the New York
                                                              Stock Exchange.

Timothy A. Hultquist                  Director                Advisory Director (since 1995 and Managing
Advisory Director                                             Director (from 1985 to 1995) of Morgan Stanley &
Morgan Stanley & Co.,                                         Co., Incorporated; Chairman (since
Incorporated                                                  1994) and Trustee (since 1885) of the Board
1221 Avenue of the Americas                                   of Trustees of Macalester College; Treasurer and
30th Floor                                                    Trustee (since 1995) of Russell Sage Foundation;
New York, NY 10020                                            Member (since 1994) of Wilmer Eye Institute
Age 48                                                        Advisory Counsel at John Hopkins University
                                                              Hospital; President (since 1992) of the Hultquist
                                                              Foundation; Chairman, Council of Board Chairmen of
                                                              Independent Colleges.

Lloyd N. Morrisett                    Director                President (retired) of The John and Mary R.
Children's Television                                         Markle Foundation (from 1969 to 1998); Chairman
  Workshop                                                    (since 1970) of the Children's Television
One Lincoln Plaza, 4th Floor                                  Workshop; Chairman (since 1998) and Director
New York, NY 10023                                            (since 1994) of Infonautics Corporation; Trustee
Age 68                                                        (from 1985 to 1995, and since 1996) of RAND;
                                                              Director (since 1976) of Haskins Laboratories, Inc.;
                                                              Director (1990-January, 1997) of the Multimedia
                                                              Corporation; Director (since 1992) of Classroom,
                                                              Inc.; Director (since 1995) of Smith College Center
                                                              for the Study of Social and Political Change; Director
                                                              (since 1998) of Public Agenda Foundation; Member
                                                              of Board of Overseers (from 1995 to 1998) of
                                                              Dartmouth School of Medicine; Member (since 1968) of the
                                                              Council on Foreign Relations; and Member (since 1970)
                                                              of the American Association for the Advancement of
                                                              Science.

W. Allen Reed                         Director                President and CEO and Director (since 1994) of
President                                                     General Motors Investment Management
General Motors Investment                                     Corporation; Vice President and Treasurer (from
Management Corp.                                              1991 to 1994) of Hughes Electronics; President
767 Fifth Avenue                                              (from 1984 to 1991) of Hughes Investment
New York, NY 10153                                            Management Company; Director (from 1995 to 1998)
Age 51                                                        of Taubman Centers, Inc. (a real estate
                                                              investment trust); Director (since 1992) of
                                                              FLIR Systems (an imaging technology company);
                                                              Director (since 1994) of General Motors
                                                              Acceptance Corporation; Director (since 1994) of General
                                                              Motors Insurance Corporation; Director (since
                                                              1995) of Equity Fund of Latin America; Director (since
                                                              1995) of the Commonwealth Equity Fund; Member (from
                                                              1994 to 1998) of the Pension Managers Advisory
                                                              Committee of the New York Stock Exchange; Member
                                                              (since 1995) of the New York State Retirement
                                                              System Advisory Board; Chairman (since 1995) of
                                                              the Investment Advisory Committee of Howard Hughes
                                                              Medical Institute.

Stephen M. Wynne                      Treasurer               Chairman of PFPC Trustee & Custodial Services
Executive Vice President                                      Ltd. (since 1995); Executive Vice President and
PFPC Inc.                                                     Chief Accounting Officer (since 1993) and Senior
400 Bellevue Parkway                                          Vice President and Chief Accounting Officer (from
Wilmington, DE 19809                                          1991 to 1993) of PFPC Inc.; Executive Vice
Age 43                                                        President (from 1993 to 1995) of PFPC
                                                              International.


R. Sheldon Johnson                    Secretary               Managing Director, Global Equity
Managing Director                                             Derivatives, Morgan Stanley & Co.
Morgan Stanley & Co                                           Incorporated (since 1988).
  Incorporated
1585 Broadway
New York, NY 10036
Age 50


REMUNERATION OF DIRECTORS AND OFFICERS

     The following table sets forth the remuneration of Directors and officers of the Fund for the fiscal year ended August 31, 1998.

                                                      PENSION OR RETIREMENT      ESTIMATED ANNUAL       TOTAL COMPENSATION
 NAME OF PERSON,                  AGGREGATE            BENEFITS ACCRUED AS         BENEFITS UPON          FROM REGISTRANT
   POSITION                   COMPENSATION FROM       PART OF FUND EXPENSES         RETIREMENT           AND FUND COMPLEX
                                  REGISTRANT                                                             PAID TO DIRECTORS
-----------------             -----------------       ----------------------     ----------------        -----------------
 Nathan Most,                      55,000                    None                     None                   55,000
   Director, President
   and Chairman of the
   Board
 John B. Carroll,                  40,000                    None                     None                   40,000
   Director
 Timothy A. Hultquist,             40,000                    None                     None                   40,000
   Director
 Lloyd N. Morrisett,               40,000                    None                     None                   40,000
   Director
 W. Allen Reed,                    40,000                    None                     None                   40,000
   Director

     No officer of the Fund is entitled to any compensation, and no officer or Director is entitled to any pension or retirement benefits, from the Fund.

     INVESTMENT ADVISORY, MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

     The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "Management of the Fund."

THE INVESTMENT ADVISER


     Barclays Global Fund Advisors (the "Adviser") acts as investment adviser to the Fund and, subject to the supervision of the Board, is responsible for the investment management of each WEBS Index Series. The Adviser is a California corporation indirectly owned by Barclays Bank PLC, and is registered as an investment adviser under the Investment Advisers Act of 1940. As of August 31, 1998, the Adviser and its parent, Barclays Global Investors, N.A., manage, administer or advise assets aggregating in excess of $501 billion as of August 31, 1998.


     The Adviser serves as investment adviser to each WEBS Index Series pursuant to an Investment Management Agreement (the "Management Agreement") between the Fund and the Adviser. Under the Management Agreement, the Adviser, subject to the supervision of the Fund's Board and in conformity with the stated investment policies of each WEBS Index Series, manages the investment of each WEBS

Index Series' assets. The Adviser may enter into subadvisory agreements with additional investment advisers to act as subadvisers with respect to particular WEBS Index Series. The Adviser will pay subadvisers, if any, out of the fees received by the Adviser. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each WEBS Index Series. For its investment management services to each WEBS
Index Series the Adviser is paid management fees equal to each WEBS Index
Series' allocable portion of: .27% per annum of the aggregate net assets of the Fund less than or equal to $1.7 billion, plus .15% per annum of the aggregate net assets of the Fund between $1.7 billion and $7 billion, plus .12% per annum of the aggregate net assets of the Fund between $7 billion and $10 billion, plus
 .08% per annum of the aggregate net assets of the Fund in excess of $10 billion. The management fees are accrued daily and paid by the Fund as soon as practical after the last day of each calendar quarter. The Adviser may from time to time reimburse expenses to one or more WEBS Index Series. The Fund's management fees, like those paid by most index funds, are lower than those paid by many actively managed funds. One reason for the difference in fee levels is that passive management requires fewer investment, research and trading decisions, thereby justifying lower fees. Pursuant to the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund, and the Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Management Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Fund's Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board who are not interested persons (as defined in the 1940 Act) of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting securities. The Management Agreement is also terminable upon 60 days' notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     For the period from commencement of operations (March 11, 1996) to August 31, 1996 and the fiscal years ended August 31, 1997 and 1998, respectively, the Fund paid fees to the Adviser for its advisory service as follows: Australia WEBS Index Series $10,350, $49,326 and $113,929; Austria WEBS Index Series $9,748, $8,459 and $17,769; Belgium WEBS Index Series $2,045, $38,995 and
$80,997; Canada WEBS Index Series $13,800, $59,093 and $56,716; France WEBS Index Series $14,503, $35,574 and $74,578; Germany WEBS Index Series $16,309, $49,546 and $118,054; Hong Kong WEBS Index Series $7,597, $40,743 and $124,506;
Italy WEBS Index Series $25,345, $78,513 and $162,294; Japan WEBS Index Series $105,230, $318,796 and $433,508; Malaysia (Free) WEBS Index Series $7,550,
$44,814 and $132,902; Mexico (Free) WEBS Index Series $5,552, $26,482 and
$38,055; Netherlands WEBS Index Series $5,510, $22,577 and $44,756; Singapore
(Free) WEBS Index Series $8,578, $34,141 and $119,392; Spain WEBS Index Series $6,162, $14,044 and $53,561; Sweden WEBS Index Series $4,522, $15,088 and
$35,809; Switzerland WEBS Index Series $8,392, $24,197 and $64,666; and United Kingdom WEBS Index Series $14,599, $57,283 and $137,019.


THE ADMINISTRATOR


     PFPC Inc. (the "Administrator"), an indirect wholly owned subsidiary of PNC Bank Corp., acts as administration and accounting agent of the Fund pursuant to an Administration and Accounting Services Agreement with the Fund and is responsible for certain clerical, recordkeeping and bookkeeping services, except those to be performed by the Adviser, by Chase in its capacity as Custodian, or by PNC Bank, N.A. ("PNC") in its capacity as Transfer Agent. The Administrator has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of the Administrator is 400 Bellevue Parkway, Wilmington, DE 19809.


     For the administrative and fund accounting services the Administrator provides to the Fund, PFPC is paid aggregate fees equal to each WEBS Index Series' allocable portion of: .22% per annum of the aggregate average daily net assets of the Fund up to $1.5 billion; plus .15% per annum of the aggregate average daily net assets of the Fund between $1.5 billion and $3 billion, plus
 .14% per annum of the aggregate average daily net assets of the Fund between $3 billion and $5 billion, plus .13% per annum of the aggregate average daily net assets of the Fund between $5 billion and $7.5 billion, plus .115% per annum of the aggregate average daily net assets of the Fund between $7.5 billion and $10 billion, plus .10% per annum of the aggregate average daily net assets of the Fund in excess of $10 billion. The Administrator pays Morgan Stanley & Co. Incorporated a fee of .05% of the average daily net assets of the Fund for sub-administration services as described under "The Sub-Administrator" below. The current fee arrangements with the Administrator, and the sub-administration arrangements, became effective as of the date of this Statement of Additional Information. The Administrator may from time to time waive all or a portion of its fees or may reimburse expenses to one or more WEBS Index Series.

     If the Administrator is terminated within the first three years of the Fund's operations, except if removed (i) for failing to substantially perform to the satisfaction of the Board its material obligations under the Agreement or
(ii) in order to comply with federal or state law, the Fund shall pay any reasonable costs of time and material associated with the deconversion. Pursuant to the Administration and Accounting Services Agreement, the Administrator is liable for damages arising of its failure to perform its duties due to willful misfeasance, bad faith, gross negligence or reckless disregard of such duties. The Fund will indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, except for liabilities arising out of the Administrator's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.


     For the period from commencement of operations to August 31, 1996 and for the fiscal years ended August 31, 1997 and 1998, respectively, the Fund paid fees to the Administrator for its administrative services as follows: Australia WEBS Index Series $6,524, $31,057 and $89,377; Austria WEBS Index Series $6,123, $5,326 and $14,128; Belgium WEBS Index Series $1,289, $24,552 and $63,121;
Canada WEBS Index Series $8,682, $37,207 and $44,201; France WEBS Index Series $9,081, $22,398 and $59,529; Germany WEBS Index Series $10,284, $31,196 and
$94,141; Hong Kong WEBS Index Series $4,793, $25,653 and $98,932; Italy WEBS Index Series $15,927, $49,434 and $128,961; Japan WEBS Index Series $66,484, $200,723 and $340,915; Malaysia (Free) WEBS Index Series $4,761, $28,216 and $106,617; Mexico (Free) WEBS Index Series $3,503, $16,674 and $29,580;
Netherlands WEBS Index Series $3,475, $14,215 and $35,512; Singapore (Free) WEBS Index Series $5,412, $21,496 and $95,590; Spain WEBS Index Series $3,858, $8,842
and $42,795; Sweden WEBS Index Series $2,878, $9,500 and $29,928; Switzerland WEBS Index Series $5,251, $15,235 and $51,205; and United Kingdom WEBS Index Series $9,200, $36,067 and $108,935.


THE SUB-ADMINISTRATOR

         Morgan Stanley & Co. Incorporated provides certain sub-administrative services relating to the Fund pursuant to a Sub-Administration Agreement and receives a fee from the Administrator equal to .05% of the Fund's average daily net assets for providing such services. Morgan Stanley & Co. Incorporated may from time to time reimburse expenses to one or more WEBS Index Series. Morgan Stanley & Co. Incorporated, as Sub-Administrator, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of Morgan Stanley & Co. Incorporated is 1585 Broadway, New York, New York, 10036.


         For the period from the commencement of the sub-administration arrangements on October 29, 1997 to August 31, 1998, the Administrator paid sub-administration fees to a prior sub-administrator (a former affiliate of the Sub-Administrator) for its services as follows: Australia WEBS Index Series - $17,644; Austria WEBS Index Series - $2,940; Belgium WEBS Index Series - $12,122; Canada WEBS Index Series - $8,491; France WEBS Index Series - $12,573; Germany WEBS Index Series - $19,811; Hong Kong WEBS Index Series - $20,539; Italy WEBS Index Series - $26,776; Japan WEBS Index Series - $67,965; Malaysia
(Free) WEBS Index Series - $22,936; Mexico (Free) WEBS Index Series - $5,620; Netherlands WEBS Index Series - $7,332; Singapore (Free) WEBS Index Series - $20,417; Spain WEBS Index Series - $9,072; Sweden WEBS Index Series - $5,789; Switzerland WEBS Index Series - $10,490; and United Kingdom WEBS Index Series - $22,664.


THE DISTRIBUTOR

     Funds Distributor, Inc. (the "Distributor") is the principal underwriter and distributor of WEBS. Its address is 60 State Street, Suite 1300, Boston, MA 02109, and investor information can be obtained by calling 1-800-810-WEBS(9327). The Distributor has entered into an agreement with the Fund which will continue for two years from its effective date, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it distributes Fund shares. WEBS will be continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under "Purchase and Issuance of WEBS in Creation Units." WEBS in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Fund. The Distributor will deliver a prospectus to persons purchasing WEBS in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. Funds Distributor, Inc., as Distributor, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

     To compensate the Distributor for the distribution-related services it provides, and broker-dealers authorized by the Distributor for distribution services they provide, the Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Plan, for each WEBS Index Series the Distributor is entitled to receive a distribution fee, accrued daily and paid monthly, calculated with respect to each WEBS Index Series at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed .25% of the average daily net assets of such WEBS Index Series. The Board of Directors has determined to limit the annual fee payable under the Rule 12b-1 Plan with respect to each WEBS Index Series so as not to exceed .20% of the average daily net assets of each WEBS Index Series until further notice. From time to time the Distributor may waive all or a portion of these fees.

     The Plan is designed to enable the Distributor to be compensated by the Fund for distribution services provided by it with respect to each WEBS Index Series. Payments under the Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor. The Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Directors"), evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so consider all relevant factors, including expenses borne by the Distributor in the current year and in prior years and amounts received under the Plan.

     Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Independent Directors. The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the WEBS Index Series of the Fund to which the Plan applies, and all material amendments of the Plan also require Board approval. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors, or, with respect to any WEBS Index Series of the Fund, by a vote of a majority of the outstanding voting securities of such WEBS Index Series of the Fund (as such vote is defined in the 1940 Act). If a Plan is terminated (or not renewed) with respect to any one or more WEBS Index Series of the Fund, it may continue in effect with respect to any WEBS Index Series of the Fund as to which it has not been terminated (or has been renewed). Pursuant to the Distribution Agreement, the Distributor will provide the Board periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

     The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the Distributor will pay such broker-dealers or other persons, out of Rule 12b-1 fees received from the WEBS Index Series, at the annual rate of .08 of 1% of the average daily net asset value of WEBS held through DTC for the account of such DTC Participant.


     For the period from commencement of operations to August 31, 1996 and for the fiscal years ended August 31, 1997 and 1998, respectively, the Distributor received the following amounts pursuant to the Plan with respect to each WEBS Index Series: Australia WEBS Index Series, $9,583, $45,672 and $87,845; Austria WEBS Index Series, $9,026, $7,833 and $13,513; Belgium WEBS Index Series, $1,894, $36,106 and $62,876; Canada WEBS Index Series, $12,780, $54,716 and
$44,024; France WEBS Index Series, $13,429, $32,938 and $56,481; Germany WEBS Index Series, $15,100, $45,876 and $89,498; Hong Kong WEBS Index Series, $7,034, $37,724 and $94,745; Italy WEBS Index Series, $23,467, $72,698 and $123,496;
Japan WEBS Index Series, $97,436, $295,181 and $333,432; Malaysia (Free) WEBS Index Series, $6,990, $41,495 and $100,121; Mexico (Free) WEBS Index Series, $5,141, $24,521 and $29,617; Netherlands WEBS Index Series, $5,102, $20,904 and
$34,109; Singapore (Free) WEBS Index Series, $7,943, $31,612 and $90,132; Spain WEBS Index Series, $5,706, $13,003 and $40,521; Sweden WEBS Index Series, $4,187, $13,971 and $25,775; Switzerland WEBS Index Series, $7,770, $22,405 and
$49,386; and United Kingdom WEBS Index Series, $13,517, $53,040 and $104,206.

     In the aggregate, the Distributor received $246,107, $849,695 and $1,379,777 for the period from commencement of operations to August 31, 1996 and for the fiscal years ended August 31, 1997 and 1998, respectively, from the WEBS Index Series pursuant to the Plan, retaining $19,689, $67,976 and $133,964, respectively, and paying out the remainder to unaffiliated third parties. The retained amounts represent .02%, respectively, of the average daily net assets of the WEBS Index Series, which the Distributor receives for monitoring the purchase and redemption of Creation Units, as described below under the "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation

Units." During the period from commencement of operations to August 31, 1996 and during the fiscal years ended August 31, 1997 and 1998, the Distributor paid $184,746, $494,970 and $885,446; $26,779, $342,394 and $248,720; and $14,893,
$35,841 and $111,647, respectively, for (1) postage and other expenses of distributing prospectuses, statements of additional information and other marketing materials, (2) advertising-related expenses and (3) compensation to broker-dealers for distribution assistance, respectively, which amounts were allocated to payments made under the Plan by each WEBS Index Series based on its average daily net assets for the period.


     The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Directors who are not interested persons of the Fund (as defined under the 1940 Act) or
(ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant WEBS Index Series, on at least 60 days' written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE CUSTODIAN AND LENDING AGENT


     Chase serves as the Custodian for the cash and portfolio securities of each WEBS Index Series of the Fund pursuant to a Custodian Agreement between Chase and the Fund and as Lending Agent for each WEBS Index Series. As Lending Agent, Chase causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of the loans, requests deposit of collateral, monitors daily the value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Chase may from time to time reimburse expenses to one or more WEBS Index Series. Chase, as Custodian and Lending Agent, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of Chase is One Pierrepont Plaza, Brooklyn, New York, 11201.

     For its custody services to each WEBS Index Series, Chase will be paid per annum fees based on the aggregate net assets of the WEBS Index Series as follows: Australia WEBS Index Series (.09%); Austria WEBS Index Series (.09%); Belgium WEBS Index Series (.09%); Canada WEBS Index Series (.065%); France WEBS Index Series (.09%); Germany WEBS Index Series (.09%); Hong Kong WEBS Index Series (.11%); Italy WEBS Index Series (.08%); Japan WEBS Index Series (.055%); Malaysia (Free) WEBS Index Series (.11%); Mexico (Free) WEBS Index Series (.23%); Netherlands WEBS Index Series (.09%); Singapore (Free) WEBS Index Series (.09%); Spain WEBS Index Series (.09%); Sweden WEBS Index Series (.09%); Switzerland WEBS Index Series (.09%); and United Kingdom WEBS Index Series (.065%). As remuneration for its services in connection with lending portfolio securities of the WEBS Index Series, Chase is paid by the Fund, in respect of each WEBS Index Series, 50% of the net investment income earned on the collateral for securities loaned.


TRANSFER AGENT

     PNC (the "Transfer Agent"), an indirect wholly owned subsidiary of PNC Bank Corp., provides transfer agency services pursuant to an agreement with the Fund. The Transfer Agent has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of the Transfer Agent is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19110.

ADDITIONAL EXPENSES

     In addition to the fees described above, the Fund is responsible for expenses that include, among other things, organizational expenses (which were capitalized at the commencement of operations and are being amortized on the reverse sum of the years digits method), compensation of the Directors of the Fund, reimbursement of out-of-pocket expenses incurred by the Administrator, exchange listing fees, license fees, brokerage costs, legal and audit fees, and litigation and extraordinary expenses. For the use of the relevant MSCI Index, each WEBS Index Series pays a license fee to Morgan Stanley equal to .03% per annum of the aggregate net assets of the WEBS Index Series.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. Since the investment objective of each WEBS Index Series is investment performance that corresponds to that of an index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

     Subject to allocating brokerage to receive a favorable price and prompt execution, the Adviser may select brokers who are willing to provide payments to third party service suppliers to a WEBS Index Series, to reduce expenses of the WEBS Index Series.

     The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the sizes of such other investment companies and clients and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each WEBS Index Series is expected to be under 50%. See "Implementation of Policies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

     DTC acts as securities depositary for the WEBS. WEBS of each WEBS Index Series are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for WEBS.

     DTC has advised the Fund as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants"). DTC agrees with and represents to its Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

     Beneficial ownership of WEBS is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in WEBS (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of WEBS. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in WEBS.

     Beneficial Owners of WEBS are not entitled to have WEBS registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of WEBS. The Fund understands that under existing industry practice, in the event the Fund requests any action of holders of WEBS, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding WEBS, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Fund recognizes DTC or its nominee as the owner of all WEBS for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the WEBS holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding WEBS, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     WEBS distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all WEBS. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in WEBS as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of WEBS held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such WEBS, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may determine to discontinue providing its service with respect to WEBS at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of WEBS, unless the Fund makes other arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which WEBS may be listed).

PURCHASE AND ISSUANCE OF WEBS IN CREATION UNITS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Purchase and Issuance of WEBS in Creation Units."


     In light of the capital restrictions imposed by the government on Malaysia on September 1, 1998, the Fund has suspended new creations of Creation Units of WEBS of its Malaysia (Free) WEBS Index Series until further notice, and discourages redemptions of such Creation Units. See "Special Factors Regarding the Malaysia (Free) WEBS Index Series."


GENERAl

     The Fund issues and sells WEBS only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.


     A "Business Day" with respect to each WEBS Index Series is any day on which
(i) the New York Stock Exchange ("NYSE") and (ii) the stock exchange(s) and Fund subcustodian(s) relevant to such WEBS Index Series are open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The stock exchange and/or subcustodian holidays relevant to each WEBS Index

Series are set forth in Appendix B to this Statement of Additional Information.

PORTFOLIO DEPOSIT

     The consideration for purchase of a Creation Unit of WEBS of a WEBS Index Series generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting an optimized representation of the WEBS Index Series' benchmark foreign securities index and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for shares of any WEBS Index Series of the Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the Portfolio Securities with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Portfolio Securities had been held by the Fund for the entire Accumulation Period. The "Balancing Amount" is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the WEBS Index Series and (y) the sum of (i) the Dividend Equivalent Payment and (ii) the market value (per Creation
Unit) of the securities deposited with the Fund (the sum of (i) and (ii) is referred to as the "Deposit Amount"). The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

     The Adviser makes available through the Distributor on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each WEBS Index Series. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of WEBS of a given WEBS Index Series until such time as the next-announced Portfolio Deposit composition is made available.

     The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each WEBS Index Series changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the WEBS Index Series. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Fund reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant WEBS Index Series, or resulting from stock splits and other corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, the Distributor also makes available (i) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding WEBS of each WEBS Index Series, and (ii) on a continuous basis throughout the day, the sum of the Dividend Equivalent Payment effective through and including the close of the previous trading session in the relevant foreign market, plus the current value of the requisite Deposit Securities as in effect on such day.

ROLE OF THE AUTHORIZED PARTICIPANT

     Creation Units of WEBS may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Fund and the Distributor ("Authorized Participant"). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of WEBS an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Fund shares may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Fund does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

PURCHASE ORDER

     To initiate an order for a Creation Unit of WEBS, the Authorized Participant must give notice to the Distributor of its intent to submit an order to purchase WEBS after 9:00 a.m. but not later than 4:00 p.m., New York time on the relevant Business Day. The Distributor shall cause the Adviser and the Custodian to be informed of such advice. The Custodian will then provide such information to the appropriate subcustodian. For each WEBS Index Series, the Custodian shall cause the subcustodian of the WEBS Index Series to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Fund.

     DEPOSIT SECURITIES MUST BE DELIVERED TO AN ACCOUNT MAINTAINED AT THE APPLICABLE LOCAL SUBCUSTODIAN.

     Following the notice of intention, an irrevocable order to purchase Creation Units, in the form required by the Fund, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX (currently 4:00 p.m., New York time) on the relevant Business Day. (The required form of an order to purchase is available on request from the Distributor.) Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Orders must be transmitted by the Authorized Participant to the Distributor by facsimile or electronic transmission as provided in the Authorized Participant Agreement.

     The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit of WEBS. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the AMEX.



     Investors should be aware that an Authorized Participant may require orders for purchases of WEBS placed with it to be in the form required by the individual Authorized Participant, which form will not be the same as the form of purchase order specified by the Fund, which the Authorized Participant must deliver to the Distributor.

ACCEPTANCE OF PURCHASE ORDER

     Subject to the conditions that (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the closing time of the regular trading session on the AMEX, and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

     Once the Fund has accepted an order, upon next determination of the net asset value of the shares, the Fund will confirm the issuance, against receipt of payment, of a Creation Unit of WEBS of the WEBS Index Series at such net asset value. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

     The Fund reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any WEBS Index Series if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any WEBS Index Series; (b) the Deposit Securities delivered are not as specified by the Adviser, as described above; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the WEBS Index Series; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Fund, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. The Fund shall notify a prospective purchaser of its rejection of the order of such person. The Fund and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

ISSUANCE OF A CREATION UNIT

     Except as provided herein, a Creation Unit of WEBS of a WEBS Index Series will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify the Distributor and the Adviser, and the Fund will issue and cause the delivery of the Creation Unit of WEBS.


     To the extent contemplated by an Authorized Participant's agreement with the Fund, the Fund will issue Creation Units of WEBS to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash or Short-Term Investments having a value at least equal to such amount as required by the Fund in accordance with its then-effective procedures, provided that such amount shall be no less than 125% of the value of the missing Deposit Securities. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the collateral.


     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund's determination shall be final and binding.

CASH PURCHASE METHOD

     Although the Fund does not ordinarily permit cash purchases of Creation Units, when cash purchases of Creation Units of WEBS are available or specified for a WEBS Index Series, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Fund's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units of WEBS are described below.

PURCHASE TRANSACTION FEE

     A purchase transaction fee payable to the Fund is imposed to compensate the Fund for the transfer and other transaction costs of a WEBS Index Series. THE PURCHASE TRANSACTION FEE FOR IN-KIND AND CASH PURCHASES AND THE ADDITIONAL VARIABLE CHARGE FOR CASH PURCHASES (WHEN CASH PURCHASES ARE AVAILABLE OR SPECIFIED) ARE LISTED FOR THE RELEVANT WEBS INDEX SERIES IN THE SHAREHOLDER TRANSACTION EXPENSES TABLE IN "SUMMARY OF FUND EXPENSES" IN THE PROSPECTUS. Where the Fund permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of WEBS in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. See "Summary of Fund Expenses" in the Prospectus.

EXAMPLE


     A hypothetical example of the costs of creating a Creation Unit of WEBS of the Japan WEBS Index Series is set forth below for illustrative purposes only. The exchange rate reflected in the table is Y 141.19 per US$1.

                                                UNIT CREATION       DAILY NAV
                            UNIT CREATION        CALCULATION       CALCULATION
                             CALCULATION          IN UNITED         IN UNITED
                           IN JAPANESE YEN     STATES DOLLARS    STATES DOLLARS
                           ---------------     --------------    --------------
Execution...............      708,731,019         5,019,697        5,019,697
Commissions.............          708,731             5,020              N/A
Stamp Taxes.............                0                 0              N/A
Risk Premium............                0                 0              N/A
Accrued Income..........        2,408,984            17,062           17,062
Creation Charge.........        1,073,044             7,600              N/A
WEBS Unit Value.........      712,921,778         5,049,379        5,036,759
Per WEBS................                               8.42             8.39
Shares..................          600,000


         See "Management of the Fund," in the Prospectus, and "Investment Advisory, Management, Administrative and Distribution Services" herein, for additional information concerning the distribution arrangements for WEBS.

REDEMPTION OF WEBS IN CREATION UNITS

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "REDEMPTION OF WEBS IN CREATION UNITS."


         IN LIGHT OF THE CAPITAL RESTRICTIONS IMPOSED BY THE GOVERNMENT ON MALAYSIA ON SEPTEMBER 1, 1998, THE FUND HAS SUSPENDED NEW CREATIONS OF CREATION UNITS OF WEBS OF ITS MALAYSIA (FREE) WEBS INDEX SERIES UNTIL FURTHER NOTICE, AND DISCOURAGES REDEMPTIONS OF SUCH CREATION UNITS. SEE "SPECIAL FACTORS REGARDING THE MALAYSIA (FREE) WEBS INDEX SERIES."


         WEBS may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the AMEX is open for trading. THE FUND WILL NOT REDEEM WEBS IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners also may sell WEBS in the secondary market, but must accumulate enough WEBS to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of WEBS. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of WEBS to constitute a redeemable Creation Unit. See "Investment Considerations and Risks" in the Prospectus.

         With respect to each WEBS Index Series, the Adviser makes available through the Distributor immediately prior to the opening of business on the AMEX (currently 9:30 am, New York time) on each day that the AMEX is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for a WEBS Index Series, the redemption proceeds for a Creation Unit generally consist of Deposit Securities as announced by the Distributor on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds. In the case of a resident Australian or New Zealand holder, notwithstanding the foregoing, such holder is only entitled to receive cash upon its redemption of Creation Units of WEBS.

         A redemption transaction fee payable to the Fund is imposed to offset transfer and other transaction costs that may be incurred by the relevant WEBS Index Series. THE REDEMPTION TRANSACTION FEE FOR REDEMPTIONS IN KIND AND FOR CASH AND THE ADDITIONAL VARIABLE CHARGE FOR CASH REDEMPTIONS (WHEN CASH REDEMPTIONS ARE AVAILABLE OR SPECIFIED) ARE LISTED FOR THE RELEVANT WEBS INDEX SERIES IN THE SHAREHOLDER TRANSACTION EXPENSES TABLE IN "SUMMARY OF FUND EXPENSES" IN THE PROSPECTUS. Investors will also bear the costs of transferring the Portfolio Deposit from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

         Redemption requests in respect of Creation Units of any WEBS Index Series must be submitted to the Distributor by or through an Authorized Participant on a day that the AMEX is open for business, between the hours of 9:00 a.m and 4:00 p.m., New York City time. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

         The Authorized Participant must transmit the request for redemption, in the form required by the Fund, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the WEBS to the Fund's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

         A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Fund's Transfer Agent the Creation Unit of WEBS being redeemed through the book-entry system of DTC so as to be effective by the AMEX closing time on a day on which the AMEX is open for business and (ii) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor after 9:00 a.m. and not later than the AMEX closing time on such day. If the Transfer Agent does not receive the investor's WEBS through DTC's facilities by the AMEX closing time on the same day that the redemption request is received, the redemption request shall be rejected and may be resubmitted the next day that the AMEX is open for business. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the AMEX. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the WEBS.

         Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund's Transfer Agent of such redemption request. The tender of an investor's WEBS for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds WEBS, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. See "Book-Entry System Only."

         IN CONNECTION WITH TAKING DELIVERY OF SHARES OF DEPOSIT SECURITIES UPON REDEMPTION OF WEBS, A REDEEMING BENEFICIAL OWNER OR AUTHORIZED PARTICIPANT ACTING ON BEHALF OF SUCH BENEFICIAL OWNER MUST MAINTAIN APPROPRIATE SECURITY ARRANGEMENTS WITH A QUALIFIED BROKER-DEALER, BANK OR OTHER CUSTODY PROVIDERS IN EACH JURISDICTION IN WHICH ANY OF THE PORTFOLIO SECURITIES ARE CUSTOMARILY TRADED, TO WHICH ACCOUNT SUCH PORTFOLIO SECURITIES WILL BE DELIVERED.

         Deliveries of redemption proceeds by the WEBS Index Series relating to those countries generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. For each country relating to a WEBS Index Series, Appendix B hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. PURSUANT TO AN ORDER OF THE SEC, IN RESPECT OF EACH WEBS INDEX SERIES, THE FUND WILL MAKE DELIVERY OF IN-KIND REDEMPTION PROCEEDS WITHIN THE NUMBER OF DAYS STATED IN APPENDIX B TO BE THE MAXIMUM NUMBER OF DAYS NECESSARY TO DELIVER REDEMPTION

PROCEEDS.

         If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the Portfolio Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the net asset value of WEBS of the relevant WEBS Index Series next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Portfolio Securities of the WEBS Index Series). Redemptions of WEBS for Deposit Securities will be subject to compliance with applicable United States federal and state securities laws and each WEBS Index Series (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the WEBS Index Series could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

         Although the Fund does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, resident Australian and New Zealand holders may redeem solely for cash), in the event that cash redemptions are permitted or required by the Fund, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B hereto where more than seven calendar days would be needed).

         Because the Portfolio Securities of a WEBS Index Series may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for such WEBS Index Series, stockholders may not be able to redeem their shares of such WEBS Index Series, or to purchase or sell WEBS on the AMEX, on days when the net asset value of such WEBS Index Series could be significantly affected by events in the relevant foreign markets.

         The right of redemption may be suspended or the date of payment postponed with respect to any WEBS Index Series (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the WEBS Index Series' portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.


SPECIAL FACTORS REGARDING THE MALAYSIA (FREE) WEBS INDEX SERIES

         In light of the capital restrictions imposed by the government of Malaysia on September 1, 1998, the Fund has suspended creations, and is concerned about its ability to honor redemptions, of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series. To the extent the Fund is presented with requests for the redemption of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series, the Fund will seek to honor such requests consistent with the Malaysian capital restrictions. Based on the information available to date, the Fund believes that (i) it cannot currently make in-kind redemptions of WEBS of the Malaysia (Free) WEBS Index Series and (ii) it may only be able to honor redemption requests through the delivery of Malaysian ringgits in Malaysia, subject to receipt of Malaysian Central Bank approval on a case by case basis. The Fund understands that a non-Malaysian investor cannot freely exchange holdings of Malaysian ringgits for other currencies at this time and cannot freely transfer ringgits outside or inside Malaysia. There can be no assurance that the Malaysian Central Bank would issue such approval and, if an approval is not received, the Fund would not be able to effect the redemption. In the circumstances, the Fund suggests that requests for the redemption of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series should not be made and urges investors contemplating such redemptions to consult with Malaysian counsel. Any updates relating to the specific mechanics of redeeming WEBS of the Malaysia (Free) WEBS Index Series are expected to be announced in future Supplements to this Statement of Additional Information. Also, Malaysian securities settlement procedures require the Malaysia (Free) WEBS Index Series to bear one day's credit exposure to local brokers when it buys or sells Malaysian securities, which could result in losses to the Malaysia (Free) WEBS Index Series in the event of a broker's insolvency.



DETERMINING NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value."

         Net asset value per share for each WEBS Index Series of the Fund is computed by dividing the value of the net assets of such WEBS Index Series (i.e., the value of its total assets less total liabilities) by the total number of WEBS outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. Except in the case of the Malaysia (Free) WEBS Index Series, the net asset value of each WEBS Index Series is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. ("NYSE") (ordinarily 4:00 p.m., New York City time) on each day that the NYSE is open. The net asset value of Malaysia (Free) WEBS Index Series is determined as of 8:30 a.m. (New York City time) on each day that the NYSE is open.


         In computing a WEBS Index Series' net asset value, the WEBS Index Series' portfolio securities are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board. Currency values generally are converted into US dollars using the same exchange rates utilized by Morgan Stanley Capital International in the calculation of the relevant MSCI Indices (currently, exchange rates as of 4:00 p.m. London time, except that the exchange rate for the MSCI Mexico (Free) Index is that as of 3:00 p.m. New York City time). However, the Fund may use a different rate from the rate used by MSCI in the event the Adviser concludes that such rate is more appropriate and, as of the date of this Statement of Additional Information, is using a different rate than the MSCI in computing the net asset value of the Malaysia (Free) WEBS Index Series. Any such use of a different rate than MSCI may adversely affect a WEBS Index Series ability to track its benchmark MSCI index.


DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends and Capital Gains Distributions."

         Dividends from net investment income are declared and paid at least annually by each WEBS Index Series. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for certain WEBS Index Series to improve tracking error or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each WEBS Index Series, net of expenses of such WEBS Index Series, as if such WEBS Index Series owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. See "Tax Matters."

         Dividends and other distributions on WEBS are distributed, as described below, on a pro rata basis to Beneficial Owners of such WEBS. Dividend payments are made through DTC and the Authorized Participants to Beneficial Owners then of record with proceeds received from the Fund.

         The Fund makes additional distributions to the minimum extent necessary
(i) to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Fund reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each WEBS Index Series as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

TAXES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS" AND "TAX MATTERS."

         The Fund on behalf of each WEBS Index Series has the right to reject an order for a purchase of WEBS if the purchaser (or group of purchasers) would, upon obtaining the WEBS so ordered, own 80% or more of the outstanding WEBS of a given WEBS Index Series and if, pursuant to section 351 of the Internal Revenue Code, the respective WEBS Index Series would have a basis in the securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Purchase and Issuance of WEBS in Creation Units."

         Each WEBS Index Series intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90 percent of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (1) at least 90 percent of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (2) at the close of each quarter of the company's taxable year, (a) at least 50 percent of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25 percent of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Internal Revenue Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

         Each WEBS Index Series may be subject to foreign income taxes withheld at source. Each WEBS Index Series will elect to "pass through" to its investors the amount of foreign income taxes paid by the WEBS Index Series provided that the WEBS Index Series and its investor held the security on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the WEBS Index Series' foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the WEBS Index Series' foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the WEBS Index Series and (ii) the portion of any dividend paid by the WEBS Index Series which represents income derived from foreign sources; the WEBS Index Series' gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the WEBS Index Series will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the WEBS Index Series' foreign income taxes.

         If any WEBS Index Series owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the WEBS Index Series will be subject to one of the following special tax regimes: (i) the WEBS Index Series is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the WEBS Index Series as a dividend to its shareholders; (ii) if the WEBS Index Series were able and elected to treat a passive foreign investment company as a "qualified electing fund," the WEBS Index Series would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the WEBS Index Series' pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the WEBS Index Series or (iii) the WEBS Index Series is entitled to mark-to-market annually the shares of the passive foreign investment company, and is required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

         A WEBS Index Series will be subject to a 4 percent excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98 percent of its ordinary income for the calendar year plus 98 percent of its capital gain net income for the twelve months ended October 31 of such year. Each WEBS Index Series intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4 percent excise tax.

         An investor in a WEBS Index Series that is a foreign corporation or an individual who is a nonresident alien for U.S. tax purposes will be subject to significant adverse U.S. tax consequences. For example, dividends paid out of a WEBS Index Series' investment company taxable income will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if the foreign investor is eligible for the benefits of an income tax treaty). Foreign investors are urged to consult their own tax advisors regarding the U.S. tax treatment, in their particular circumstances, of ownership of shares in a WEBS Index Series.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares of the Fund should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

CAPITAL STOCK AND SHAREHOLDER REPORTS


         The Fund currently is comprised of seventeen series of shares of common stock, par value $.001 per share, referred to herein as WEBS: the Australia WEBS Index Series, the Austria WEBS Index Series, the Belgium WEBS Index Series, the Canada WEBS Index Series, the France WEBS Index Series, the Germany WEBS Index Series, the Hong Kong WEBS Index Series, the Italy WEBS Index Series, the Japan WEBS Index Series, the Malaysia (Free) WEBS Index Series, the Mexico (Free) WEBS Index Series, the Netherlands WEBS Index Series, the Singapore (Free) WEBS Index Series, the Spain WEBS Index Series, the Sweden WEBS Index Series, the Switzerland WEBS Index Series, and the United Kingdom WEBS Index Series. Each WEBS Index Series has been issued a separate class of capital stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Articles of Incorporation provide that the shares of each series of common stock of the Fund are redeemable, at net asset value, at the option of the Fund, in whole or any part, on such terms as the Board of Directors may by resolution approve, without the consent of the holders thereof.

         Each WEBS issued by the Fund has a pro rata interest in the assets of the corresponding WEBS Index Series. The Fund is currently authorized to issue 6 billion shares of common stock. The following number of shares is currently authorized for each WEBS Index Series: the Australia WEBS Index Series, 127.8 million shares; the Austria WEBS Index Series, 19.8 million shares; the Belgium WEBS Index Series, 136.2 million shares; the Canada WEBS Index Series, 340.2 million shares; the France WEBS Index Series, 340.2 million shares; the Germany WEBS Index Series, 382.2 million shares; the Hong Kong WEBS Index Series, 191.4 million shares; the Italy WEBS Index Series, 63.6 million shares; the Japan WEBS Index Series, 2,124.6 million shares; the Malaysia (Free) WEBS Index Series,
127.8 million shares; the Mexico (Free) WEBS Index Series, 255 million shares; the Netherlands WEBS Index Series, 255 million shares, the Singapore (Free) WEBS Index Series, 191.4 million shares; the Spain WEBS Index Series, 127.8 million shares; the Sweden WEBS Index Series, 63.6 million shares; the Switzerland WEBS Index Series, 318.625 million shares; and the United Kingdom WEBS Index Series,
943.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant WEBS Index Series, and in the net distributable assets of such WEBS Index Series on liquidation. Shareholders are entitled to require the Fund to redeem Creation Units of their shares. The Articles of Incorporation confers upon the Board of Directors the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Fund may be individually redeemable.


         Each WEBS has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted on affects only a particular WEBS Index Series it will be voted on only by that WEBS Index Series and if a matter affects a particular WEBS Index Series differently from other WEBS Index Series, that WEBS Index Series will vote separately on such matter. Under Maryland law, the Fund is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the Fund is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Fund (regardless of WEBS Index Series) have noncumulative voting rights for the election of Directors. Under Maryland law, Directors of the Fund may be removed by vote of the stockholders.


     As of October 30, 1998, the name, address and percentage of ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of each WEBS Index Series were as follows: (1) The Bank of New York, One Wall Street, New York, NY 10286, Austria WEBS Index Series, 14.56%, Canada WEBS Index Series, 5.79%, France WEBS Index Series, 9.04%, Germany WEBS Index Series, 5.60%, Italy WEBS Index Series, 14.79%, Mexico (Free) WEBS Index Series, 15.35%, Netherlands WEBS Index Series, 12.07%, Spain WEBS Index Series, 13.70%, Sweden WEBS Index Series, 18.32%, Switzerland WEBS Index Series, 6.60% and United Kingdom WEBS Index Series, 13.93%; (2) Bear, Stearns Securities Corp., One Metrotech Center North, Brooklyn, NY 11201-3859, Malaysia (Free) WEBS Index Series, 5.05% and Mexico (Free) WEBS Index Series, 6.70%; (3) Brown Bros. Harriman & Co., 59 Wall Street, New York, NY 10005, Australia WEBS Index Series, 5.71%, Canada WEBS Index Series, 11.02%, France WEBS Index Series, 6.14%, Italy WEBS Index Series, 15.21%, Netherlands WEBS Index Series, 7.94%, Spain WEBS Index Series, 8.59%, Sweden WEBS Index Series, 12.78%, Switzerland WEBS Index Series, 17.68% and United Kingdom WEBS Index Series, 11.46%; (4) Charles Schwab & Co., Inc., Newport Financial Center, 111 Pavonia Avenue East, 3rd Floor, Jersey City, NJ 07310, Austria WEBS Index Series, 6.54%, Canada WEBS Index Series, 12.18%, Hong Kong WEBS Index Series, 8.72%, Japan WEBS Index Series, 5.08%, Malaysia (Free) WEBS Index Series, 8.27% and Singapore (Free) WEBS Index Series, 9.92%; (5) The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, Australia WEBS Index Series, 66.14%; (6) Citibank, N.A., 1410 Westshore Blvd., Tampa, FL 33607, Canada WEBS Index Series, 9.86%, France WEBS Index Series, 11.47%, Germany WEBS Index Series, 9.87%, Italy WEBS Index Series, 8.58%, Spain WEBS Index

Series, 6.68%, Sweden WEBS Index Series, 8.85%, Switzerland WEBS Index Series, 13.85% and United Kingdom WEBS Index Series, 8.42%; (7) Goldman, Sachs & Co., 1 New York Plaza, New York, NY 10004, Canada WEBS Index Series, 7.95%; (8) Merrill Lynch Pierce Fenner & Smith Safekeeping, 101 Hudson Street, Jersey City, NJ 07302, Hong Kong WEBS Index Series, 5.72%, Japan WEBS Index Series, 9.60%, Malaysia (Free) WEBS Index Series, 7.20% and Singapore (Free) WEBS Index Series, 6.46%; (9) Morgan Stanley & Co. Incorporated, One Pierrepont Plaza, Brooklyn, NY 11201, Austria WEBS Index Series, 32.24%, Belgium WEBS Index Series, 19.69%, France WEBS Index Series, 25.08%, Germany WEBS Index Series, 19.71%, Hong Kong WEBS Index Series, 10.48%, Italy WEBS Index Series, 7.97%, Japan WEBS Index Series, 5.47%, Mexico (Free) WEBS Index Series, 17.65%, Netherlands WEBS Index Series, 8.99%, Spain WEBS Index Series, 14.82%, Sweden WEBS Index Series, 9.59%, Switzerland WEBS Index Series, 11.68% and United Kingdom WEBS Index Series, 12.84%; (10) National Financial Services Corporation, 1 World Financial Center, Tower A, New York, NY 10281, Austria WEBS Index Series, 8.50% and Singapore
(Free) WEBS Index Series, 6.40%; (11) Northern Trust Company, 801 S. Canal Street, Chicago, IL 60607, Japan WEBS Index Series, 13.51%; (12) PaineWebber Incorporated, 1000 Harbor Blvd., Weehawken, NJ 07086, Canada WEBS Index Series, 6.01%, Malaysia (Free) WEBS Index Series, 6.15%, Mexico (Free) WEBS Index Series, 8.96% and Netherlands WEBS Index Series, 5.15%; (13) Prudential Securities Incorporated, 1 New York Plaza, 9th Floor, New York, NY 10292, Canada WEBS Index Series, 7.20%, France WEBS Index Series, 5.49%, Germany WEBS Index Series, 5.74%, Hong Kong WEBS Index Series, 7.78%, Mexico (Free) WEBS Index Series, 5.76%, Netherlands WEBS Index Series, 8.09%, Spain WEBS Index Series, 5.75% and United Kingdom WEBS Index Series, 9.94%; (14) Salomon Smith Barney Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001, Austria WEBS Index Series, 10.45%, Belgium EBS Index Series, 34.10%, Hong Kong WEBS Index Series, 8.42%, Japan WEBS Index Series, 6.99%, Malaysia (Free) WEBS Index Series, 11.66%, Netherlands WEBS Index Series, 6.07%, Singapore (Free) WEBS Index Series, 13.93% and Sweden WEBS Index Series, 7.47%; (15) State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA 02171, Canada WEBS Index Series, 6.64%, France WEBS Index Series, 5.58%, Italy WEBS Index Series, 5.53%, Japan WEBS Index Series, 6.28%, Malaysia (Free) WEBS Index Series, 6.71%, Netherlands WEBS Index Series, 10.57%, Sweden WEBS Index Series, 14.54%, Switzerland WEBS Index Series, 8.62% and United Kingdom WEBS Index Series, 9.24%; and (16) Wells Fargo Bank, N.A., 464 California Street, San Francisco, CA 94104, Germany WEBS Index Series, 15.12%.


         The Fund does not have information concerning the beneficial ownership of the WEBS held in the names of such DTC Participants.

         The Fund issues through the Authorized Participants to its stockholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors approved by the Fund's Directors and by the stockholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Fund's distributions.

         Stockholder inquiries may be made by writing to the Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

PERFORMANCE INFORMATION

         The performance of the WEBS Index Series may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

         Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a WEBS Index Series over periods of 1, 5 and 10 years (or the life of a WEBS Index Series, if shorter). Such total return figures will reflect the deduction of a proportional share of such WEBS Index Series' expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


         Total return is calculated according to the following formula: P(1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period). The total return for the period from commencement of operations to August 31, 1996 (not annualized) and for the fiscal years ended August 31, 1997 and 1998, respectively, for each of the WEBS Index Series was: Australia WEBS Index Series 3.88%, 6.23% and (23.11)%; Austria WEBS Index Series (3.39)%, 1.06% and 2.16%; Belgium WEBS Index Series 5.01%, 9.26% and 39.42%; Canada WEBS Index Series 4.63%, 28.50% and (21.69)%; France WEBS Index Series 4.95%, 16.60% and 34.77%; Germany WEBS Index Series 4.00%, 20.51%, and 25.69%; Hong Kong WEBS Index Series 3.22%, 17.80% and (54.22)%; Italy WEBS Index Series 4.11%, 23.37% and 47.66%; Japan WEBS Index Series (3.11)%, (11.97)% and (33.38)%; Malaysia
(Free) WEBS Index Series 4.28%,

(40.20)% and (73.57)%; Mexico (Free) WEBS Index Series 15.93%, 35.21% and
(44.18)%; Netherlands WEBS Index Series 11.19%, 28.04% and 17.41%; Singapore
(Free) WEBS Index Series (6.73)%, (23.48)% and (61.29)%; Spain WEBS Index Series 8.45%, 39.15% and 32.58%; Sweden WEBS Index Series 14.13%, 30.10% and 5.48%;
Switzerland WEBS Index Series 2.60%, 16.69% and 21.24%; and United Kingdom WEBS Index Series 10.41%, 30.48% and 14.98%.


         Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a WEBS Index Series on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently there is no dividend reinvestment option available to shareholders of WEBS and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

         The yield of a WEBS Index Series is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[(a-b/cd + 1)6-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period).

         Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a WEBS Index Series during the particular time period on which the calculations are based. Such quotations for a WEBS Index Series will vary based on changes in market conditions and the level of such WEBS Index Series' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable; total returns and yields would, of course, be lower if such charges were taken into account.


         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.


         Because some or all of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

                          Dow Jones Industrial Average

                              Consumer Price Index
                   Standard & Poor's 500 Composite Stock Price
                           Index (S&P 500) NASDAQ OTC
                                 Composite Index
                            NASDAQ Industrials Index
     International Finance Corporation's (Global) Composite and (Investable)
                               Composite Indices
                  Morgan Stanley Capital International Indices
                             NASDAQ Composite Index
                            Wilshire 5000 Stock Index

         For examples of how these sources of information have been used, please see Appendix C to this Statement of Additional Information, "Supplemental Educational Information on WEBS."

         In addition, the Fund from time to time may compare the results of each WEBS Index Series to the following national benchmarks:

                       COUNTRY                         NATIONAL INDEX
                      Australia                        All Ordinares
                       Austria                     Vienna Stock Exchange
                       Belgium                    Brussels Stock Exchange
                        Canada                          Toronto 300
                        France                             CAC40
                       Germany                              DAX
                      Hong Kong                          Hang Seng
                        Italy                               BCI
                        Japan                            Nikkei 225
                       Malaysia                             KLSE
                        Mexico                              IPC
                     Netherlands                       CBS All Share
                      Singapore                           SES All
                        Spain                      Madrid Stock Exchange
                        Sweden                          Aff. General
                     Switzerland                         Swiss Bank
                         U.K.                             FTSE100

         From time to time, the Fund may use in marketing materials a graph entitled "The Efficient Frontier," which illustrates the historical risks and returns of selected unmanaged indices which track the performance of various combinations of United States and international securities for a certain time period, such as twenty years. A twenty year graph, for example, shall use twenty year annualized international returns represented by the MSCI Europe, Australasia and Far East (EAFE) Index and twenty year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall performance within each index. Data presented in the graph shall be provided by Ibbotson Associates, Inc. Performance of an index is historical and does not represent performance of the Fund, and is not a guarantee of future results. For an example of the use of an "Efficient Frontier" graph, please see "The Case for International Index Investing" at Appendix C of this Statement of Additional Information.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

         AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL, a monthly publication of the AAII that includes articles on investment analysis techniques.

         BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data.

         BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of investment companies investing abroad.

         CDA INVESTMENT TECHNOLOGIES, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indices.

         FORBES, a national business publication that from time to time reports the performance of specific investment companies.

         FORTUNE, a national business publication that periodically rates the performance of a variety of investment companies.

         THE FRANK RUSSELL COMPANY, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

         IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

         INVESTMENT COMPANY DATA, INC., an independent organization that provides performance ranking information for broad classes of mutual funds.

         INVESTOR'S BUSINESS DAILY, a daily newspaper that features financial, economic, and business news.

         KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

         LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

         MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.


         MORGAN STANLEY INTERNATIONAL, an integrated investment banking firm that compiles statistical information.


         THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news.

         SMART MONEY, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving.

         VALUE LINE MUTUAL FUND SURVEY, an independent organization that provides biweekly performance and other information on mutual funds.

         THE WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

         WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

         WORTH, a national publication distributed ten times per year by Capital Publishing Company, a subsidiary of Fidelity Investments that focuses on personal financial journalism.

COUNSEL AND INDEPENDENT AUDITORS

         Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, are counsel to the Fund and have passed upon the validity of the Fund's shares.

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serve as the independent auditors of the Fund.

FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998 (the "1998 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Report are incorporated by reference herein. The financial statements included in the 1998 Annual Report have been audited by the Fund's independent auditors, Ernst & Young LLP, whose report thereon is incorporated herein by reference. Additional copies of the 1998 Annual Report may be obtained at no charge by telephoning the Distributor at 1-800-810-WEBS (9327).


EDUCATIONAL MATERIALS


         Attached as Appendix C to this Statement of Additional Information are certain supplemental educational materials concerning WEBS.

                                                                    APPENDIX A-1

                   MSCI AUSTRALIA INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                INDUSTRY SECTOR            (MILLIONS OF US$)               (%)
----------------                                ---------------            -----------------           ----------
NATIONAL AUSTRALIA BANK                             Banking                      17,156                   10.78%
BROKEN HILL PROP CO                             Energy Sources                   15,414                    9.68%
TELSTRA CORP                                  Telecommunications                 13,642                    8.57%
AMP LTD                                            Insurance                     13,387                    8.41%
NEWS CORP                                  Broadcasting & Publishing             12,285                    7.72%
WESTPAC BANKING                                     Banking                      10,073                    6.33%
NEWS CORP PLVO                             Broadcasting & Publishing              9,631                    6.05%
LEND LEASE                                        Real Estate                     5,105                    3.21%
COLES MYER                                       Merchandising                    4,674                    2.94%
BRAMBLES INDUSTRIES                       Business & Public Services              4,421                    2.78%
FOSTERS BREWING GROUP                         Beverages & Tobacco                 3,872                    2.43%
RIO TINTO LTD                                 Metals--Non Ferrous                 3,522                    2.21%
WMC                                           Metals--Non Ferrous                 3,311                    2.08%
COCA-COLA AMATIL                              Beverages & Tobacco                 2,360                    1.48%
WESTFIELD TRUST                                   Real Estate                     2,349                    1.48%
AMCOR                                       Forest Products & Paper               2,275                    1.43%
GENERAL PROPERTY TRUST                            Real Estate                     2,217                    1.39%
AUSTRALIAN GAS LIGHT CO                   Utilities--Electrical & Gas             2,075                    1.30%
CSR                                     Building Material & Components            2,027                    1.27%
PACIFIC DUNLOP                                  Multi-Industry                    1,831                    1.15%
GIO AUSTRALIA HLDGS                                Insurance                      1,826                    1.15%
PIONEER INTERNATIONAL                   Building Material & Components            1,727                    1.09%
SOUTHCORP HOLDINGS                              Multi-Industry                    1,670                    1.05%
BORAL                                   Building Material & Components            1,624                    1.02%
TABCORP HOLDINGS                               Leisure & Tourism                  1,590                    1.00%
GOODMAN FIELDER                            Food & Household Products              1,565                    0.98%
SANTOS                                          Energy Sources                    1,487                    0.93%
QBE INSURANCE GROUP                                Insurance                      1,345                    0.84%
NORMANDY MINING                                   Gold Mines                      1,342                    0.84%
NORTH                                         Metals--Non Ferrous                 1,327                    0.83%
ORICA                                              Chemicals                      1,324                    0.83%
SMITH (HOWARD)                                  Multi-Industry                    1,038                    0.65%
LEIGHTON HOLDINGS                           Construction & Housing                  827                    0.52%
MIM HOLDINGS                                  Metals--Non Ferrous                   820                    0.52%
HARDIE (JAMES) IND                      Building Material & Components              816                    0.51%
STOCKLAND TRUST                                   Real Estate                       784                    0.49%
ROTHMANS (AUSTRALIA)                          Beverages & Tobacco                   772                    0.49%
SCHRODERS PROPERTY FUND                           Real Estate                       632                    0.40%
FAULDING (F.H.) & CO                        Health & Personal Care                  585                    0.37%
FUTURIS CORP                             Misc. Materials & Commodities              437                    0.27%
QCT RESOURCES                                   Energy Sources                      427                    0.27%
EMAIL                                   Appliances & Household Durables             403                    0.25%
JONES (DAVID)                                    Merchandising                      364                    0.23%
AUSTRALIAN NATIONAL IND                          Metals--Steel                      361                    0.23%
STAR CITY (SYDNEY HBR CA                       Leisure & Tourism                    313                    0.20%
SONS OF GWALIA                                    Gold Mines                        312                    0.20%
CROWN                                          Leisure & Tourism                    284                    0.18%
RGC                                           Metals--Non Ferrous                   279                    0.18%
NEWCREST MINING                                   Gold Mines                        265                    0.17%
DELTA GOLD                                        Gold Mines                        264                    0.17%
GREAT CENTRAL MINES                               Gold Mines                        209                    0.13%
METAL MANUFACTURES                           Industrial Components                  164                    0.10%
RESOLUTE                                          Gold Mines                        152                    0.10%
ASHTON MINING                            Misc. Materials & Commodities              147                    0.09%
BURNS, PHILP & CO                          Food & Household Products                 52                    0.03%

                                                                    APPENDIX A-2

                    MSCI AUSTRIA INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                INDUSTRY SECTOR            (MILLIONS OF US$)               (%)
----------------                                ---------------            -----------------           ----------
BANK AUSTRIA STAMM                                   Banking                     5,197                    22.31%
VERBUND OESTERR ELEK A                     Utilities--Electrical & Gas           4,974                    21.36%
OMV AG                                            Energy Sources                 2,679                    11.50%
WIENERBERGER BAUSTOFF                     Building Material & Components         1,790                     7.68%
VA TECHNOLOGIE                               Machinery & Engineering             1,552                     6.66%
EA-GENERALI STAMM                                   Insurance                    1,434                     6.16%
FLUGHAFEN WIEN                              Business & Public Services             883                     3.79%
AUSTRIAN AIRLINES                            Transportation--Airlines              846                     3.63%
MAYR-MELNHOF KARTON                       Misc. Materials & Commodities            691                     2.97%
BOEHLER-UDDEHOLM                                  Metals--Steel                    569                     2.44%
RHI                                       Misc. Materials & Commodities            558                     2.39%
BBAG OESTERR BRAU STAMM                        Beverages & Tobacco                 505                     2.17%
BANK AUSTRIA PART                                    Banking                       465                     2.00%
BWT STAMM                                    Machinery & Engineering               281                     1.21%
BAU HOLDING STAMM                             Construction & Housing               248                     1.06%
LENZING                                             Chemicals                      184                     0.79%
AUSTRIA MIKRO SYSTEME                   Electronic Components, Instruments         126                     0.54%
UNIVERSALE-BAU                                Construction & Housing               126                     0.54%
EA-GENERALI VORZUG                                  Insurance                      101                     0.43%
BAU HOLDING VORZUG                            Construction & Housing                82                     0.35%

                                                                    APPENDIX A-3

                    MSCI BELGIUM INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR          (MILLIONS OF US$)               (%)
----------------                                  ---------------          -----------------           ----------
KBC BANCASSUR.(KREDIETBK                              Banking                    22,698                   18.13%
FORTIS AG                                            Insurance                   21,493                   17.16%
ELECTRABEL                                  Utilities--Electrical & Gas          19,377                   15.47%
TRACTEBEL                                   Utilities--Electrical & Gas          14,605                   11.66%
PETROFINA                                          Energy Sources                 8,581                    6.85%
UCB (GROUPE)                                   Health & Personal Care             8,221                    6.57%
SOLVAY                                               Chemicals                    5,887                    4.70%
GROUPE BRUXELLES LAMBERT                           Multi-Industry                 4,481                    3.58%
DELHAIZE-LE LION                                   Merchandising                  4,439                    3.54%
BARCO                                    Electronic Components, Instruments       3,264                    2.61%
COLRUYT                                            Merchandising                  3,169                    2.53%
D'IETEREN                                           Automobiles                   2,557                    2.04%
CBR (CIMENTERIES)                          Building Material & Components         2,223                    1.77%
BEKAERT                                        Industrial Components              1,457                    1.16%
UNION MINIERE                                   Metals--Non Ferrous               1,239                    0.99%
GLAVERBEL (GROUPE)                         Misc. Materials & Commodities            937                    0.75%
CMB                                           Transportation--Shipping              597                    0.48%

                                                                    APPENDIX A-4

                     MSCI CANADA INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                 INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                 ---------------           -----------------           ----------
NORTHERN TELECOM                             Electrical & Electronics            30,431                   11.39%
BCE INC                                         Telecommunications               21,634                    8.09%
THOMSON CORP                                 Broadcasting & Publishing           14,655                    5.48%
ROYAL BANK OF CANADA                                  Banking                    13,502                    5.05%
SEAGRAM CO                                      Beverages & Tobacco              10,982                    4.11%
BANK MONTREAL                                         Banking                    10,671                    3.99%
CANADIAN IMPERIAL BANK                                Banking                     9,058                    3.39%
BANK NOVA SCOTIA                                      Banking                     8,841                    3.31%
BOMBARDIER B                              Aerospace & Military Technology         8,239                    3.08%
IMASCO                                            Multi-Industry                  8,015                    3.00%
CANADIAN PACIFIC                                  Multi-Industry                  7,324                    2.74%
TRANSCANADA PIPELINES                       Utilities--Electrical & Gas           7,127                    2.67%
IMPERIAL OIL                                      Energy Sources                  6,758                    2.53%
BARRICK GOLD CORP                                   Gold Mines                    6,625                    2.48%
ALCAN ALUMINIUM                                 Metals--Non Ferrous               5,248                    1.96%
MAGNA INTERNATIONAL A                          Industrial Components              4,572                    1.71%
WESTON (GEORGE)                                    Merchandising                  3,959                    1.48%
POWER CORP OF CANADA                            Financial Services                3,656                    1.37%
SUNCOR ENERGY                                     Energy Sources                  3,578                    1.34%
NEWBRIDGE NETWORKS CORP                      Electrical & Electronics             3,508                    1.31%
FAIRFAX FINANCIAL HLDGS                              Insurance                    3,453                    1.29%
PETRO-CANADA                                      Energy Sources                  3,443                    1.29%
NORANDA                                         Metals--Non Ferrous               3,379                    1.26%
IPL ENERGY                                        Energy Sources                  3,089                    1.16%
LAIDLAW                                     Business & Public Services            3,073                    1.15%
PLACER DOME                                         Gold Mines                    3,003                    1.12%
POTASH CORP SASKATCHEWAN                             Chemicals                    2,889                    1.08%
TELUS CORP                                      Telecommunications                2,877                    1.08%
NATIONAL BANK OF CANADA                               Banking                     2,505                    0.94%
ALBERTA ENERGY CO                                 Energy Sources                  2,498                    0.93%
TRANSALTA CORP                              Utilities--Electrical & Gas           2,371                    0.89%
TALISMAN ENERGY                                   Energy Sources                  2,285                    0.85%
CANADIAN OCCIDENTAL                               Energy Sources                  2,214                    0.83%
EDPERBRASCAN CORP A                               Multi-Industry                  2,108                    0.79%
WESTCOAST ENERGY                            Utilities--Electrical & Gas           1,974                    0.74%
RENAISSANCE ENERGY                                Energy Sources                  1,921                    0.72%
CANADIAN TIRE CORP A                               Merchandising                  1,899                    0.71%
ABITIBI-CONSOLIDATED                          Forest Products & Paper             1,842                    0.69%
INCO COMMON                                     Metals--Non Ferrous               1,661                    0.62%
CANADIAN NAT RESOURCES                            Energy Sources                  1,484                    0.56%
SOUTHAM                                      Broadcasting & Publishing            1,441                    0.54%
GULF CANADA RESOURCES                             Energy Sources                  1,324                    0.50%
POCO PETROLEUMS                                   Energy Sources                  1,257                    0.47%
MACMILLAN BLOEDEL                             Forest Products & Paper             1,240                    0.46%
QUEBECOR B                                   Broadcasting & Publishing            1,220                    0.46%
ANDERSON EXPLORATION                              Energy Sources                  1,204                    0.45%
AGRIUM                                               Chemicals                    1,143                    0.43%
MDS B                                         Health & Personal Care              1,105                    0.41%
LOEWEN GROUP                                Business & Public Services            1,098                    0.41%
DOFASCO                                            Metals--Steel                  1,070                    0.40%
ROGERS COMMUNICATIONS B                      Broadcasting & Publishing            1,037                    0.39%
CAMECO CORP                                     Metals--Non Ferrous               1,026                    0.38%
METHANEX CORP                                        Chemicals                    1,021                    0.38%
UNITED DOMINION IND                           Machinery & Engineering               987                    0.37%
HUDSON'S BAY CO                                    Merchandising                    980                    0.37%
COMINCO                                         Metals--Non Ferrous                 972                    0.36%
MOORE CORP                                  Business & Public Services              911                    0.34%
TECK CORP B                                     Metals--Non Ferrous                 867                    0.32%
MOLSON COS A                                    Beverages & Tobacco                 817                    0.31%

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                 INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                 ---------------           -----------------           ----------
AIR CANADA COMMON                            Transportation--Airlines            797                      0.30%
RANGER OIL                                        Energy Sources                 790                      0.30%
RIO ALGOM                                       Metals--Non Ferrous              722                      0.27%
DOMTAR                                        Forest Products & Paper            704                      0.26%
CAE                                       Aerospace & Military Technology        660                      0.25%
OSHAWA GROUP A                                     Merchandising                 633                      0.24%
PROVIGO                                            Merchandising                 543                      0.20%
STELCO A                                           Metals--Steel                 532                      0.20%
EXTENDICARE SV                              Business & Public Services           501                      0.19%
COTT CORP                                       Beverages & Tobacco              407                      0.15%
CAMBIOR                                             Gold Mines                   390                      0.15%
CCL INDUSTRIES B                           Misc. Materials & Commodities         376                      0.14%
CO-STEEL                                           Metals--Steel                 306                      0.11%
ECHO BAY MINES                                      Gold Mines                   292                      0.11%
AGNICO-EAGLE MINES                                  Gold Mines                   191                      0.07%
INCO VBN                                        Metals--Non Ferrous              122                      0.05%
COREL CORP                                  Business & Public Services            94                      0.04%
SPAR AEROSPACE                            Aerospace & Military Technology         79                      0.03%
INT'L FOREST PRODUCTS A                       Forest Products & Paper             65                      0.02%

                                                                    APPENDIX A-5

                     MSCI FRANCE INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR             (MILLIONS OF US$)               (%)
----------------                               ---------------             -----------------           ----------
FRANCE TELECOM                               Telecommunications                  65,289                   10.13%
LOREAL                                     Health & Personal Care                36,941                    5.73%
VIVENDI (GENERALE EAUX)                  Business & Public Services              35,217                    5.46%
AXA-UAP                                          Insurance                       34,951                    5.42%
ELF AQUITAINE                                  Energy Sources                    33,269                    5.16%
ALCATEL                                   Electrical & Electronics               29,985                    4.65%
TOTAL SA                                       Energy Sources                    28,628                    4.44%
SUEZ LYONNAISE DES EAUX                  Business & Public Services              27,354                    4.24%
CARREFOUR                                      Merchandising                     23,321                    3.62%
PINAULT-PRINT.-REDOUTE                         Merchandising                     21,081                    3.27%
DANONE (GROUPE)                          Food & Household Products               20,875                    3.24%
RHONE-POULENC ORD A                        Health & Personal Care                17,528                    2.72%
SANOFI                                     Health & Personal Care                14,573                    2.26%
SOCIETE GENERALE                                  Banking                        14,302                    2.22%
LVMH                                  Recreation, Other Consumer Goods           13,540                    2.10%
SAINT-GOBAIN                           Building Material & Components            13,354                    2.07%
BNP BANQUE NTLE PARIS                             Banking                        13,196                    2.05%
AIR LIQUIDE                                      Chemicals                       12,224                    1.90%
CAP GEMINI SA                            Business & Public Services              11,447                    1.78%
PROMODES                                       Merchandising                     11,429                    1.77%
PARIBAS                                           Banking                        11,352                    1.76%
LAFARGE (FRANCE)                       Building Material & Components             8,973                    1.39%
PEUGEOT SA                                      Automobiles                       8,917                    1.38%
SCHNEIDER                                 Electrical & Electronics                8,418                    1.31%
ACCOR                                        Leisure & Tourism                    8,414                    1.30%
CASINO ORD                                     Merchandising                      7,385                    1.15%
CANAL +                                  Broadcasting & Publishing                7,296                    1.13%
LEGRAND ORD                               Electrical & Electronics                6,899                    1.07%
VALEO                                      Industrial Components                  6,782                    1.05%
SODEXHO ALLIANCE                         Business & Public Services               6,723                    1.04%
MICHELIN B                                 Industrial Components                  6,657                    1.03%
THOMSON-CSF                           Aerospace & Military Technology             5,875                    0.91%
ERIDANIA BEGHIN-SAY                      Food & Household Products                5,538                    0.86%
BOUYGUES ORD                               Construction & Housing                 5,156                    0.80%
DASSAULT SYSTEMES                        Business & Public Services               4,826                    0.75%
LAGARDERE                                      Multi-Industry                     4,619                    0.72%
ESSILOR INTERNATIONAL                      Health & Personal Care                 4,000                    0.62%
PERNOD RICARD                               Beverages & Tobacco                   3,803                    0.59%
COMPTOIRS MODERNES                             Merchandising                      3,702                    0.57%
BIC                                   Recreation, Other Consumer Goods            3,119                    0.48%
SAGEM                                     Electrical & Electronics                2,991                    0.46%
SEITA                                       Beverages & Tobacco                   2,665                    0.41%
SIDEL                                     Machinery & Engineering                 2,580                    0.40%
USINOR                                         Metals--Steel                      2,577                    0.40%
PECHINEY ORD A                              Metals--Non Ferrous                   2,455                    0.38%
EURAFRANCE                                   Financial Services                   2,119                    0.33%
PRIMAGAZ                                Utilities--Electrical & Gas               1,675                    0.26%
IMETAL                                 Misc. Materials & Commodities              1,578                    0.24%
PATHE                                        Leisure & Tourism                    1,546                    0.24%
SIMCO                                           Real Estate                       1,526                    0.24%
TECHNIP                                   Machinery & Engineering                 1,518                    0.24%
GROUPE GTM                                 Construction & Housing                 1,405                    0.22%
SEB                                   Appliances & Household Durables             1,353                    0.21%
COFLEXIP                                Energy Equipment & Services               1,305                    0.20%
UNIBAIL                                         Real Estate                       1,295                    0.20%
CLUB MEDITERRANEE                            Leisure & Tourism                    1,233                    0.19%
CASINO ADP                                     Merchandising                      1,157                    0.18%
ZODIAC                                Aerospace & Military Technology             1,094                    0.17%
SEFIMEG                                         Real Estate                       1,075                    0.17%

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR             (MILLIONS OF US$)               (%)
----------------                               ---------------             -----------------           ----------
BONGRAIN                                 Food & Household Products                1,066                    0.17%
SOMMER-ALLIBERT                            Industrial Components                    860                    0.13%
NATEXIS                                           Banking                           823                    0.13%
CPR                                          Financial Services                     641                    0.10%
CHARGEURS                                    Textiles & Apparel                     478                    0.07%
GENERALE GEOPHYSIQUE                    Energy Equipment & Services                 363                    0.06%
NORD-EST                               Misc. Materials & Commodities                279                    0.04%
SKIS ROSSIGNOL                        Recreation, Other Consumer Goods              211                    0.03%

                                                                    APPENDIX A-6

                    MSCI GERMANY INDEX AS OF AUGUST 31, 1998

                                                                              INDEX MARKET               WEIGHT IN
                                                                             CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                  ---------------           -----------------           ----------
ALLIANZ                                              Insurance                   72,847                   10.08%
DEUTSCHE TELEKOM                                 Telecommunications              68,953                    9.54%
DAIMLER-BENZ                                        Automobiles                  52,735                    7.30%
MANNESMANN                                       Telecommunications              39,532                    5.47%
SIEMENS STAMM                                 Electrical & Electronics           38,124                    5.28%
SAP STAMM                                    Business & Public Services          34,025                    4.71%
MUENCHENER RUECK NAM                                 Insurance                   33,649                    4.66%
BAYER. HYPO-&VEREINSBANK                              Banking                    33,114                    4.58%
DEUTSCHE BANK                                         Banking                    32,610                    4.51%
VEBA                                        Utilities--Electrical & Gas          28,728                    3.98%
BAYER                                                Chemicals                   28,518                    3.95%
SAP VORZUG                                   Business & Public Services          26,090                    3.61%
RWE STAMM                                   Utilities--Electrical & Gas          25,747                    3.56%
BASF                                                 Chemicals                   23,852                    3.30%
VOLKSWAGEN STAMM                                    Automobiles                  22,786                    3.15%
DRESDNER BANK                                         Banking                    21,219                    2.94%
VIAG                                        Utilities--Electrical & Gas          20,660                    2.86%
METRO STAMM                                        Merchandising                 13,238                    1.83%
LUFTHANSA                                     Transportation--Airlines            8,257                    1.14%
SCHERING                                       Health & Personal Care             7,263                    1.01%
MERCK KGAA                                     Health & Personal Care             7,171                    0.99%
THYSSEN                                            Metals--Steel                  6,626                    0.92%
AACHEN & MUNCH BET NAMEN                             Insurance                    6,316                    0.87%
PREUSSAG                                           Multi-Industry                 5,420                    0.75%
BEIERSDORF                                     Health & Personal Care             5,278                    0.73%
LINDE                                         Machinery & Engineering             5,069                    0.70%
ADIDAS-SALOMON                            Recreation, Other Consumer Goods        4,918                    0.68%
VOLKSWAGEN VORZUG                                   Automobiles                   4,695                    0.65%
DEGUSSA                                              Chemicals                    4,351                    0.60%
HEIDELBERGER ZEMENT STAM                   Building Material & Components         3,897                    0.54%
KARSTADT                                           Merchandising                  3,857                    0.53%
MAN STAMM                                     Machinery & Engineering             3,646                    0.50%
AXA COLONIA KONZ STAMM                               Insurance                    3,157                    0.44%
CONTINENTAL                                    Industrial Components              3,093                    0.43%
RWE VORZUG                                   Utilities--Electrical & Gas          3,044                    0.42%
HOCHTIEF                                       Construction & Housing             2,528                    0.35%
DOUGLAS HOLDING                                    Merchandising                  1,884                    0.26%
SGL CARBON                                 Misc. Materials & Commodities          1,851                    0.26%
AACHEN & MUNCH BET INH                               Insurance                    1,331                    0.18%
BUDERUS                                    Building Material & Components         1,192                    0.16%
DYCKERHOFF VORZUG                          Building Material & Components         1,168                    0.16%
AGIV AG IND & VERKEHR                              Multi-Industry                   982                    0.14%
MAN VORZUG                                    Machinery & Engineering               980                    0.14%
METRO VORZUG                                       Merchandising                    878                    0.12%
BILFINGER + BERGER                             Construction & Housing               848                    0.12%
GROHE (FRIEDRICH) VORZUG                   Building Material & Components           828                    0.11%
FAG KUGELFISCHER                               Industrial Components                785                    0.11%
MUENCHENER RUECK INH                                 Insurance                      775                    0.11%
DEUTZ                                         Machinery & Engineering               675                    0.09%
BRAU & BRUNNEN                                  Beverages & Tobacco                 505                    0.07%
RHEINMETALL STAMM                         Aerospace & Military Technology           486                    0.07%
IWKA                                          Machinery & Engineering               474                    0.07%
AXA COLONIA KONZ VORZUG                              Insurance                      440                    0.06%
RHEINMETALL VORZUG                        Aerospace & Military Technology           354                    0.05%
SALAMANDER                                       Textiles & Apparel                 329                    0.05%
HOLSTEN-BRAUEREI                                Beverages & Tobacco                 236                    0.03%
STRABAG                                        Construction & Housing               183                    0.03%
ESCADA STAMM                                     Textiles & Apparel                 115                    0.02%
ESCADA VORZUG                                    Textiles & Apparel                  92                    0.01%

                                                                              INDEX MARKET               WEIGHT IN
                                                                             CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                              INDUSTRY SECTOR               (MILLIONS OF US$)               (%)
----------------                              ---------------               -----------------           ----------
HERLITZ STAMM                             Business & Public Services              91                       0.01%
HERLITZ VORZUG                            Business & Public Services              65                       0.01%

                                                                    APPENDIX A-7

                   MSCI HONG KONG INDEX AS OF AUGUST 31, 1998

                                                                              INDEX MARKET              WEIGHT IN
                                                                             CAPITALIZATION            MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR           (MILLIONS OF US$)              (%)
----------------                                  ---------------           -----------------          ----------
HONGKONG TELECOM                                 Telecommunications              22,987                   20.37%
HUTCHISON WHAMPOA                                  Multi-Industry                18,564                   16.45%
HANG SENG BANK                                         Banking                   11,461                   10.16%
CLP HOLDINGS                                 Utilities--Electrical & Gas         11,015                    9.76%
CHEUNG KONG HOLDINGS                                 Real Estate                  9,848                    8.73%
SUN HUNG KAI PROPERTIES                              Real Estate                  7,904                    7.01%
HONGKONG CHINA GAS                           Utilities--Electrical & Gas          5,033                    4.46%
SWIRE PACIFIC A                                    Multi-Industry                 4,568                    4.05%
CATHAY PACIFIC AIRWAYS                        Transportation--Airlines            2,796                    2.48%
WHARF HOLDINGS                                       Real Estate                  2,652                    2.35%
NEW WORLD DEVELOPMENT                                Real Estate                  2,345                    2.08%
BANK EAST ASIA                                         Banking                    1,844                    1.63%
JOHNSON ELECTRIC HLDGS                        Electrical & Electronics            1,779                    1.58%
HANG LUNG DEVELOPMENT CO                             Real Estate                  1,192                    1.06%
SHANGRI-LA ASIA                                   Leisure & Tourism               1,159                    1.03%
TELEVISION BROADCASTS                         Broadcasting & Publishing             933                    0.83%
SINO LAND                                            Real Estate                    888                    0.79%
HYSAN DEVELOPMENT                                    Real Estate                    762                    0.68%
SOUTH CHINA MORNING POST                      Broadcasting & Publishing             704                    0.62%
HONGKONG SHANGHAI HOTEL                           Leisure & Tourism                 616                    0.55%
VARITRONIX INTERNATIONAL                    Misc. Materials & Commodities           586                    0.52%
HOPEWELL HOLDINGS                                  Multi-Industry                   503                    0.45%
WING LUNG BANK                                         Banking                      483                    0.43%
MIRAMAR HOTEL & INVEST.                              Real Estate                    380                    0.34%
REGAL HOTELS INT'L                                Leisure & Tourism                 360                    0.32%
CHINESE ESTATES HOLDINGS                             Real Estate                    262                    0.23%
HONGKONG AIRCRAFT HAECO                    Aerospace & Military Technology          203                    0.18%
DICKSON CONCEPTS INT'L                              Merchandising                   201                    0.18%
ORIENTAL PRESS GROUP                          Broadcasting & Publishing             176                    0.16%
ELEC & ELTEK INT'L HLDGS                 Electronic Components, Instruments         157                    0.14%
TAI CHEUNG HOLDINGS                                  Real Estate                    137                    0.12%
KUMAGAI GUMI (HK)                              Construction & Housing               128                    0.11%
SHUN TAK HOLDINGS                             Transportation--Shipping              121                    0.11%
GIORDANO INTERNATIONAL                              Merchandising                    82                    0.07%

                                                                    APPENDIX A-8

                     MSCI ITALY INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR             (MILLIONS OF US$)               (%)
----------------                               ---------------             -----------------           ----------
ENI                                            Energy Sources                    48,938                   15.87%
TIM ORD                                      Telecommunications                  43,992                   14.27%
ASSICURAZIONI GENERALI                           Insurance                       34,220                   11.10%
TELECOM ITALIA ORD                           Telecommunications                  28,141                    9.13%
CREDITO ITALIANO ORD                              Banking                        12,387                    4.02%
FIAT ORD                                        Automobiles                      11,074                    3.59%
INA                                              Insurance                       10,265                    3.33%
SAN PAOLO DI TORINO ORD                           Banking                         9,946                    3.23%
BANCA COMMERCIALE ORD                             Banking                         9,844                    3.19%
BANCA INTESA ORD                                  Banking                         8,228                    2.67%
IMI ISTITUTO MOBILIARE                            Banking                         7,575                    2.46%
MEDIASET                                 Broadcasting & Publishing                7,483                    2.43%
OLIVETTI ORD                                 Telecommunications                   6,410                    2.08%
EDISON ORD                              Utilities--Electrical & Gas               6,036                    1.96%
MEDIOBANCA                                        Banking                         5,861                    1.90%
PIRELLI SPA ORD                            Industrial Components                  5,746                    1.86%
TIM RNC                                      Telecommunications                   5,563                    1.80%
MONTEDISON ORD                                 Multi-Industry                     5,008                    1.62%
RAS ORD                                          Insurance                        4,817                    1.56%
TELECOM ITALIA RNC                           Telecommunications                   4,411                    1.43%
ITALGAS                                 Utilities--Electrical & Gas               3,322                    1.08%
BENETTON GROUP                               Textiles & Apparel                   2,958                    0.96%
RINASCENTE ORD                                 Merchandising                      2,171                    0.70%
PARMALAT FINANZIARIA                     Food & Household Products                2,121                    0.69%
BANCA POPOLARE MILANO                             Banking                         1,839                    0.60%
FIAT PRIV                                       Automobiles                       1,837                    0.60%
BANCA INTESA RNC                                  Banking                         1,636                    0.53%
FIAT RNC                                        Automobiles                       1,441                    0.47%
ITALCEMENTI ORD                        Building Material & Components             1,417                    0.46%
RAS RNC                                          Insurance                        1,401                    0.45%
MONDADORI ORD                            Broadcasting & Publishing                1,347                    0.44%
BULGARI                               Recreation, Other Consumer Goods            1,307                    0.42%
SAI ORD                                          Insurance                        1,250                    0.41%
SIRTI                                      Construction & Housing                 1,046                    0.34%
MAGNETI MARELLI ORD                        Industrial Components                    897                    0.29%
FALCK ORD                                      Metals--Steel                        868                    0.28%
SNIA BPD ORD                                   Multi-Industry                       844                    0.27%
CARTIERE BURGO ORD                        Forest Products & Paper                   720                    0.23%
LANE G.MARZOTTO ORD                          Textiles & Apparel                     660                    0.21%
MONTEDISON RNC                                 Multi-Industry                       542                    0.18%
IMPREGILO ORD                              Construction & Housing                   444                    0.14%
ITALCEMENTI RNC                        Building Material & Components               377                    0.12%
SAI RNC                                          Insurance                          295                    0.10%
RENO MEDICI A ORD                         Forest Products & Paper                   263                    0.09%
DANIELI & CO ORD                          Machinery & Engineering                   259                    0.08%
CEMENTIR                               Building Material & Components               245                    0.08%
RINASCENTE RNC                                 Merchandising                        230                    0.07%
PIRELLI SPA RNC                            Industrial Components                    164                    0.05%
RINASCENTE PRIV                                Merchandising                        148                    0.05%
LANE G.MARZOTTO RISP                         Textiles & Apparel                     142                    0.05%
DANIELI & CO RNC                          Machinery & Engineering                   122                    0.04%
SNIA BPD RNC                                   Multi-Industry                        75                    0.02%

                                                                    APPENDIX A-9

                     MSCI JAPAN INDEX AS OF AUGUST 31, 1998

                                                                               INDEX MARKET             WEIGHT IN
                                                                              CAPITALIZATION           MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR            (MILLIONS OF US$)             (%)
----------------                                  ---------------            -----------------         ----------
NTT CORP                                         Telecommunications              101,412                  7.66%
TOYOTA MOTOR CORP                                    Automobiles                  78,768                  5.95%
BANK TOKYO-MITSUBISHI                                  Banking                    36,967                  2.79%
HONDA MOTOR CO                                       Automobiles                  32,150                  2.43%
MATSUSHITA ELECT IND'L                     Appliances & Household Durables        32,148                  2.43%
SONY CORP                                  Appliances & Household Durables        30,769                  2.32%
TOKYO ELECTRIC POWER CO                      Utilities--Electrical & Gas          27,860                  2.10%
SUMITOMO BANK                                          Banking                    26,157                  1.98%
TAKEDA CHEMICAL IND                            Health & Personal Care             24,912                  1.88%
EAST JAPAN RAILWAY CO                        Transportation--Road & Rail          21,254                  1.61%
ITO-YOKADO CO                                       Merchandising                 20,335                  1.54%
BRIDGESTONE CORP                                Industrial Components             18,531                  1.40%
FUJI PHOTO FILM CO                        Recreation, Other Consumer Goods        18,411                  1.39%
CANON INC                                  Data Processing & Reproduction         18,087                  1.37%
KANSAI ELECTRIC POWER CO                     Utilities--Electrical & Gas          17,689                  1.34%
NOMURA SECURITIES CO                             Financial Services               17,556                  1.33%
FUJITSU                                    Data Processing & Reproduction         16,937                  1.28%
HITACHI                                       Electrical & Electronics            15,202                  1.15%
DENSO CORP                                      Industrial Components             14,908                  1.13%
TOKIO MARINE & FIRE                                   Insurance                   13,743                  1.04%
MITSUBISHI HEAVY IND                           Machinery & Engineering            12,142                  0.92%
ROHM CO                                  Electronic Components, Instruments       11,145                  0.84%
DAI NIPPON PRINTING CO                       Business & Public Services           10,988                  0.83%
NEC CORP                                      Electrical & Electronics            10,884                  0.82%
SANKYO CO                                      Health & Personal Care             10,862                  0.82%
NIPPON STEEL CORP                                   Metals--Steel                 10,771                  0.81%
INDUSTRIAL BANK OF JAPAN                               Banking                    10,612                  0.80%
MITSUBISHI ESTATE CO                                 Real Estate                  10,008                  0.76%
KAO CORP                                      Food & Household Products            9,642                  0.73%
TOKAI BANK                                             Banking                     8,692                  0.66%
KIRIN BREWERY CO                                 Beverages & Tobacco               8,590                  0.65%
MITSUBISHI CORP                            Wholesale & International Trade         8,539                  0.65%
KYOCERA CORP                             Electronic Components, Instruments        8,539                  0.65%
MURATA MANUFACTURING CO                  Electronic Components, Instruments        8,427                  0.64%
SHIZUOKA BANK                                          Banking                     8,190                  0.62%
FUJI BANK                                              Banking                     8,101                  0.61%
NISSAN MOTOR CO                                      Automobiles                   7,914                  0.60%
YAMANOUCHI PHARM.                              Health & Personal Care              7,717                  0.58%
MITSUI & CO                                Wholesale & International Trade         7,701                  0.58%
TOHOKU ELECTRIC POWER CO                     Utilities--Electrical & Gas           7,672                  0.58%
TOPPAN PRINTING CO                           Business & Public Services            7,606                  0.57%
ASAHI BANK                                             Banking                     7,560                  0.57%
ACOM CO                                          Financial Services                7,538                  0.57%
KINKI NIPPON RAILWAY CO                      Transportation--Road & Rail           7,332                  0.55%
SHARP CORP                                 Appliances & Household Durables         7,239                  0.55%
SECOM CO                                     Business & Public Services            7,237                  0.55%
MITSUBISHI TRUST                                       Banking                     7,096                  0.54%
SAKURA BANK                                            Banking                     7,069                  0.53%
FANUC                                    Electronic Components, Instruments        7,020                  0.53%
TAISHO PHARMACEUTICAL CO                       Health & Personal Care              6,998                  0.53%
SUMITOMO ELECTRIC IND                           Industrial Components              6,983                  0.53%
OSAKA GAS CO                                 Utilities--Electrical & Gas           6,821                  0.52%
ASAHI GLASS CO                              Misc. Materials & Commodities          6,448                  0.49%
SHIN-ETSU CHEMICAL CO                                 Chemicals                    6,300                  0.48%
TORAY INDUSTRIES                                      Chemicals                    6,204                  0.47%
ASAHI BREWERIES                                  Beverages & Tobacco               6,128                  0.46%
TOKYO GAS CO                                 Utilities--Electrical & Gas           6,103                  0.46%
AJINOMOTO CO                                  Food & Household Products            5,579                  0.42%
MARUI CO                                            Merchandising                  5,541                  0.42%

                                                                               INDEX MARKET             WEIGHT IN
                                                                              CAPITALIZATION           MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR            (MILLIONS OF US$)             (%)
----------------                                  ---------------            -----------------         ----------
SANYO ELECTRIC CO                          Appliances & Household Durables       5,455                    0.41%
MITSUI FUDOSAN CO                                    Real Estate                 5,411                    0.41%
SEKISUI HOUSE                                  Construction & Housing            5,334                    0.40%
NIPPON EXPRESS CO                            Transportation--Road & Rail         5,280                    0.40%
SUMITOMO CHEMICAL CO                                  Chemicals                  5,095                    0.38%
TOYODA AUTOMATIC LOOM                          Machinery & Engineering           4,910                    0.37%
SMC CORP                                       Machinery & Engineering           4,865                    0.37%
JUSCO CO                                            Merchandising                4,826                    0.36%
DAIWA HOUSE IND CO                             Construction & Housing            4,737                    0.36%
YAMATO TRANSPORT CO                          Transportation--Road & Rail         4,657                    0.35%
JAPAN AIRLINES CO                             Transportation--Airlines           4,653                    0.35%
ASAHI CHEMICAL IND CO                                 Chemicals                  4,586                    0.35%
SUMITOMO CORP                              Wholesale & International Trade       4,584                    0.35%
KAWASAKI STEEL CORP                                 Metals--Steel                4,497                    0.34%
KOMATSU                                        Machinery & Engineering           4,464                    0.34%
ORIX CORP                                        Financial Services              4,290                    0.32%
HOYA CORP                                Electronic Components, Instruments      4,259                    0.32%
TOKYO ELECTRON                           Electronic Components, Instruments      4,198                    0.32%
ADVANTEST CORP                           Electronic Components, Instruments      4,178                    0.32%
MITSUBISHI CHEMICAL CORP                              Chemicals                  4,149                    0.31%
MITSUBISHI ELECTRIC CORP                      Electrical & Electronics           4,115                    0.31%
SHISEIDO CO                                    Health & Personal Care            4,073                    0.31%
DAIWA SECURITIES CO                              Financial Services              4,044                    0.31%
EISAI CO                                       Health & Personal Care            3,965                    0.30%
DAIICHI PHARMACEUTICAL                         Health & Personal Care            3,878                    0.29%
OJI PAPER CO                                   Forest Products & Paper           3,813                    0.29%
SUMITOMO METAL IND                                  Metals--Steel                3,759                    0.28%
NIPPON YUSEN K.K                              Transportation--Shipping           3,741                    0.28%
GUNMA BANK                                             Banking                   3,615                    0.27%
NGK INSULATORS                                  Industrial Components            3,601                    0.27%
MINEBEA CO                                      Industrial Components            3,525                    0.27%
SHIMANO                                   Recreation, Other Consumer Goods       3,496                    0.26%
NIPPON OIL CO                                      Energy Sources                3,429                    0.26%
SUMITOMO MARINE & FIRE                                Insurance                  3,424                    0.26%
MITSUI MARINE & FIRE                                  Insurance                  3,355                    0.25%
CREDIT SAISON CO                                 Financial Services              3,338                    0.25%
KURARAY CO                                            Chemicals                  3,337                    0.25%
KINDEN CORP                                    Construction & Housing            3,271                    0.25%
PIONEER ELECTRONIC CORP                    Appliances & Household Durables       3,239                    0.24%
JOYO BANK                                              Banking                   3,225                    0.24%
HANKYU CORP                                  Transportation--Road & Rail         3,176                    0.24%
NIPPON PAPER IND CO                            Forest Products & Paper           3,173                    0.24%
KAWASAKI HEAVY IND                             Machinery & Engineering           3,135                    0.24%
SEVENTY-SEVEN BANK                                     Banking                   3,111                    0.23%
TOSTEM CORP                                Building Material & Components        3,096                    0.23%
KUBOTA CORP                                    Machinery & Engineering           3,072                    0.23%
OBAYASHI CORP                                  Construction & Housing            2,968                    0.22%
TOYO SEIKAN KAISHA                          Misc. Materials & Commodities        2,933                    0.22%
OLYMPUS OPTICAL CO                       Electronic Components, Instruments      2,922                    0.22%
UNY CO                                              Merchandising                2,874                    0.22%
UNI-CHARM CORP                                 Health & Personal Care            2,864                    0.22%
OMRON CORP                                    Electrical & Electronics           2,768                    0.21%
NIPPON MEAT PACKERS                           Food & Household Products          2,677                    0.20%
KAJIMA CORP                                    Construction & Housing            2,659                    0.20%
TOKYU CORP                                   Transportation--Road & Rail         2,617                    0.20%
NIKON CORP                               Electronic Components, Instruments      2,555                    0.19%
NAGOYA RAILROAD CO                           Transportation--Road & Rail         2,515                    0.19%
CHIBA BANK                                             Banking                   2,508                    0.19%
MARUBENI CORP                              Wholesale & International Trade       2,448                    0.18%
TEIJIN                                                Chemicals                  2,443                    0.18%
NKK CORP                                            Metals--Steel                2,410                    0.18%
ITOCHU CORP                                Wholesale & International Trade       2,357                    0.18%
SHIMIZU CORP                                   Construction & Housing            2,353                    0.18%

                                                                              INDEX MARKET             WEIGHT IN
                                                                             CAPITALIZATION           MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR           (MILLIONS OF US$)             (%)
----------------                                  ---------------           -----------------         ----------
ALPS ELECTRIC CO                         Electronic Components, Instruments      2,329                    0.18%
MITSUI MINING & SMELTING                         Metals--Non Ferrous             2,327                    0.18%
SEKISUI CHEMICAL CO                        Building Material & Components        2,319                    0.18%
TOTO                                       Building Material & Components        2,232                    0.17%
ODAKYU ELECTRIC RAILWAY                      Transportation--Road & Rail         2,216                    0.17%
CITIZEN WATCH CO                          Recreation, Other Consumer Goods       2,212                    0.17%
MITSUBISHI MATERIALS                             Metals--Non Ferrous             2,199                    0.17%
EBARA CORP                                     Machinery & Engineering           2,186                    0.17%
SHIONOGI & CO                                  Health & Personal Care            2,182                    0.16%
TOBU RAILWAY CO                              Transportation--Road & Rail         2,175                    0.16%
ONWARD KASHIYAMA CO                              Textiles & Apparel              2,156                    0.16%
YAMAGUCHI BANK                                         Banking                   2,151                    0.16%
NANKAI ELECTRIC RAILWAY                      Transportation--Road & Rail         2,129                    0.16%
NSK                                             Industrial Components            2,119                    0.16%
BANK YOKOHAMA                                          Banking                   2,113                    0.16%
YAMAZAKI BAKING CO                            Food & Household Products          2,104                    0.16%
NISSIN FOOD PRODUCTS CO                       Food & Household Products          2,095                    0.16%
NICHIDO FIRE & MARINE                                 Insurance                  2,094                    0.16%
FURUKAWA ELECTRIC CO                            Industrial Components            2,081                    0.16%
HIROSE ELECTRIC CO                       Electronic Components, Instruments      2,029                    0.15%
SUMITOMO METAL MINING CO                         Metals--Non Ferrous             2,011                    0.15%
CASIO COMPUTER CO                         Recreation, Other Consumer Goods       1,992                    0.15%
NITTO DENKO CORP                            Misc. Materials & Commodities        1,991                    0.15%
NGK SPARK PLUG CO                               Industrial Components            1,990                    0.15%
MYCAL CORP                                          Merchandising                1,976                    0.15%
TAKASHIMAYA CO                                      Merchandising                1,969                    0.15%
ISETAN CO                                           Merchandising                1,936                    0.15%
KANEKA CORP                                           Chemicals                  1,920                    0.15%
TOHO CO                                           Leisure & Tourism              1,896                    0.14%
YAMAHA CORP                               Recreation, Other Consumer Goods       1,886                    0.14%
KYOWA HAKKO KOGYO CO                           Health & Personal Care            1,868                    0.14%
MAKITA CORP                                   Electrical & Electronics           1,866                    0.14%
KOKUYO CO                                    Business & Public Services          1,865                    0.14%
NIPPON FIRE & MARINE                                  Insurance                  1,833                    0.14%
DAIEI                                               Merchandising                1,824                    0.14%
TBS TOKYO BROADCASTING                        Broadcasting & Publishing          1,735                    0.13%
AOYAMA TRADING CO                                   Merchandising                1,733                    0.13%
CHUGAI PHARMACEUTICAL CO                       Health & Personal Care            1,723                    0.13%
DAINIPPON INK                                         Chemicals                  1,704                    0.13%
TAISEI CORP                                    Construction & Housing            1,690                    0.13%
DAIKIN INDUSTRIES                              Machinery & Engineering           1,671                    0.13%
SEGA ENTREPRISES                          Recreation, Other Consumer Goods       1,664                    0.13%
MITSUBISHI RAYON CO                                   Chemicals                  1,650                    0.12%
MITSUI OSK LINES                              Transportation--Shipping           1,649                    0.12%
KOMORI CORP                                    Machinery & Engineering           1,585                    0.12%
FUJIKURA                                        Industrial Components            1,525                    0.12%
MITSUI TRUST & BANK CO                                 Banking                   1,513                    0.11%
MITSUBISHI LOGISTICS                         Business & Public Services          1,481                    0.11%
KONICA CORP                               Recreation, Other Consumer Goods       1,476                    0.11%
HOUSE FOODS(HOUSE FD IND                      Food & Household Products          1,473                    0.11%
WACOAL CORP                                      Textiles & Apparel              1,436                    0.11%
KURITA WATER INDUSTRIES                        Machinery & Engineering           1,417                    0.11%
KEIHIN ELECTRIC EXPRESS                      Transportation--Road & Rail         1,395                    0.11%
HITACHI ZOSEN CORP                             Machinery & Engineering           1,378                    0.10%
NIPPON COMSYS CORP                             Construction & Housing            1,374                    0.10%
AMADA CO                                       Machinery & Engineering           1,355                    0.10%
YOKOGAWA ELECTRIC CORP                   Electronic Components, Instruments      1,321                    0.10%
NTN CORP                                        Industrial Components            1,302                    0.10%
NISHIMATSU CONSTRUCTION                        Construction & Housing            1,301                    0.10%
NAMCO                                             Leisure & Tourism              1,257                    0.09%
MITSUKOSHI                                          Merchandising                1,244                    0.09%
MITSUBISHI GAS CHEMICAL                               Chemicals                  1,240                    0.09%
SAPPORO BREWERIES                                Beverages & Tobacco             1,225                    0.09%

                                                                              INDEX MARKET             WEIGHT IN
                                                                             CAPITALIZATION           MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR           (MILLIONS OF US$)             (%)
----------------                                  ---------------           -----------------         ----------
CHICHIBU ONODA CEMENT                      Building Material & Components        1,206                    0.09%
MEIJI SEIKA KAISHA                            Food & Household Products          1,197                    0.09%
TAIYO YUDEN CO                           Electronic Components, Instruments      1,136                    0.09%
KANDENKO CO                                    Construction & Housing            1,134                    0.09%
JAPAN ENERGY CORP                                  Energy Sources                1,126                    0.09%
UBE INDUSTRIES                              Misc. Materials & Commodities        1,121                    0.08%
CSK CORP                                     Business & Public Services          1,116                    0.08%
DAITO TRUST CONSTRUCTION                       Construction & Housing            1,087                    0.08%
KAMIGUMI CO                                  Business & Public Services          1,082                    0.08%
KOYO SEIKO CO                                   Industrial Components            1,067                    0.08%
KIKKOMAN CORP                                 Food & Household Products          1,067                    0.08%
FUJITA KANKO                                      Leisure & Tourism              1,054                    0.08%
LION CORP                                      Health & Personal Care            1,049                    0.08%
AUTOBACS SEVEN CO                                   Merchandising                1,037                    0.08%
SUMITOMO HEAVY IND                             Machinery & Engineering           1,018                    0.08%
HANKYU DEPARTMENT STORES                            Merchandising                1,012                    0.08%
Q. P. CORP                                    Food & Household Products          1,003                    0.08%
YASUDA TRUST & BANK CO                                 Banking                   1,002                    0.08%
SKYLARK CO                                        Leisure & Tourism                986                    0.07%
MORI SEIKI CO                                  Machinery & Engineering             983                    0.07%
HIGO BANK                                              Banking                     982                    0.07%
SHOWA DENKO K.K                                       Chemicals                    960                    0.07%
TAKARA SHUZO CO                                  Beverages & Tobacco               958                    0.07%
SNOW BRAND MILK PRODUCTS                      Food & Household Products            957                    0.07%
TOSOH CORP                                            Chemicals                    953                    0.07%
SANDEN CORP                                     Industrial Components              952                    0.07%
SANRIO CO                                 Recreation, Other Consumer Goods         939                    0.07%
TAKARA STANDARD CO                         Appliances & Household Durables         935                    0.07%
TOKYO STYLE CO                                   Textiles & Apparel                932                    0.07%
INAX CORP                                  Building Material & Components          924                    0.07%
ASHIKAGA BANK                                          Banking                     916                    0.07%
KONAMI CO                                    Business & Public Services            915                    0.07%
SANWA SHUTTER CORP                         Building Material & Components          911                    0.07%
KAWASAKI KISEN KAISHA                         Transportation--Shipping             893                    0.07%
HOKURIKU BANK                                          Banking                     887                    0.07%
KISSEI PHARMACEUTICAL CO                       Health & Personal Care              869                    0.07%
SUMITOMO FORESTRY CO                       Building Material & Components          867                    0.07%
COSMO OIL CO                                       Energy Sources                  864                    0.07%
NISSHINBO INDUSTRIES                             Textiles & Apparel                860                    0.06%
TOKYO DOME CORP                                   Leisure & Tourism                839                    0.06%
OKUMURA CORP                                   Construction & Housing              839                    0.06%
NIPPON SHOKUBAI CO                                    Chemicals                    821                    0.06%
TOYOBO CO                                        Textiles & Apparel                810                    0.06%
EZAKI GLICO CO                                Food & Household Products            799                    0.06%
SHIMACHU CO                                         Merchandising                  793                    0.06%
NIPPON SHEET GLASS CO                       Misc. Materials & Commodities          783                    0.06%
NIHON CEMENT CO                            Building Material & Components          756                    0.06%
DENKI KAGAKU KOGYO K.K                                Chemicals                    750                    0.06%
MEIJI MILK PRODUCTS CO                        Food & Household Products            747                    0.06%
ARABIAN OIL CO                                     Energy Sources                  745                    0.06%
ITOHAM FOODS                                  Food & Household Products            744                    0.06%
NORITAKE CO                               Recreation, Other Consumer Goods         741                    0.06%
SEINO TRANSPORTATION CO                      Transportation--Road & Rail           741                    0.06%
BROTHER INDUSTRIES                         Appliances & Household Durables         729                    0.06%
TEIKOKU OIL CO                                     Energy Sources                  726                    0.05%
SUMITOMO OSAKA CEMENT CO                   Building Material & Components          724                    0.05%
AMANO CORP                                     Machinery & Engineering             723                    0.05%
PENTA-OCEAN CONSTRUCTION                       Construction & Housing              713                    0.05%
ORIENT CORP                                      Financial Services                701                    0.05%
KATOKICHI CO                                  Food & Household Products            674                    0.05%
DAIMARU                                             Merchandising                  672                    0.05%
OKUMA CORP                                     Machinery & Engineering             652                    0.05%
DAICEL CHEMICAL IND                                   Chemicals                    641                    0.05%

                                                                              INDEX MARKET              WEIGHT IN
                                                                             CAPITALIZATION            MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR           (MILLIONS OF US$)              (%)
----------------                                  ---------------           -----------------          ----------
TOKYO STEEL MFG CO                                  Metals--Steel                  628                    0.05%
MITSUI ENGINEERING&SHIP.                       Machinery & Engineering             618                    0.05%
MITSUBISHI OIL CO                                  Energy Sources                  596                    0.05%
SEIYU                                               Merchandising                  595                    0.04%
NICHIREI CORP                                 Food & Household Products            582                    0.04%
MAKINO MILLING MACHINE                         Machinery & Engineering             577                    0.04%
GUNZE                                            Textiles & Apparel                560                    0.04%
TAKUMA CO                                      Machinery & Engineering             552                    0.04%
MITSUBISHI PAPER MILLS                         Forest Products & Paper             551                    0.04%
NAGASE & CO                                           Chemicals                    541                    0.04%
DAIWA KOSHO LEASE CO                                 Real Estate                   530                    0.04%
MAEDA ROAD CONSTRUCTION                        Construction & Housing              525                    0.04%
NIPPON LIGHT METAL CO                            Metals--Non Ferrous               524                    0.04%
JACCS CO                                         Financial Services                516                    0.04%
DAIDO STEEL CO                                      Metals--Steel                  504                    0.04%
KANSAI PAINT CO                                       Chemicals                    497                    0.04%
TOYO EXTERIOR CO                           Building Material & Components          479                    0.04%
NIPPON SHINPAN CO                                Financial Services                474                    0.04%
ISHIHARA SANGYO KAISHA                                Chemicals                    470                    0.04%
UNIDEN CORP                                   Electrical & Electronics             464                    0.04%
TRANS COSMOS                                 Business & Public Services            464                    0.04%
KYUDENKO CORP                                  Construction & Housing              459                    0.03%
KANEBO                                         Health & Personal Care              451                    0.03%
KUREHA CHEMICAL IND CO                                Chemicals                    450                    0.03%
TSUBAKIMOTO CHAIN CO                           Machinery & Engineering             448                    0.03%
OYO CORP                                     Business & Public Services            446                    0.03%
DAIFUKU CO                                     Machinery & Engineering             444                    0.03%
DAINIPPON SCREEN MFG CO                  Electronic Components, Instruments        438                    0.03%
KUMAGAI GUMI CO                                Construction & Housing              430                    0.03%
TOEI CO                                           Leisure & Tourism                415                    0.03%
IWATANI INTERNATIONAL                        Utilities--Electrical & Gas           406                    0.03%
JAPAN STEEL WORKS                              Machinery & Engineering             399                    0.03%
NOF CORP                                              Chemicals                    388                    0.03%
TOKYOTOKEIBA CO                                   Leisure & Tourism                370                    0.03%
MITSUI-SOKO CO                               Business & Public Services            369                    0.03%
JGC CORP                                       Machinery & Engineering             359                    0.03%
NIPPON SHARYO                                  Machinery & Engineering             345                    0.03%
NIPPON SUISAN KAISHA                          Food & Household Products            333                    0.03%
MISAWA HOMES CO                                Construction & Housing              333                    0.03%
UNITIKA                                               Chemicals                    315                    0.02%
KURABO INDUSTRIES                                Textiles & Apparel                312                    0.02%
TOKYO TATEMONO CO                                    Real Estate                   307                    0.02%
OKAMOTO INDUSTRIES                                 Multi-Industry                  293                    0.02%
MARUHA CORP                                   Food & Household Products            282                    0.02%
TOA CORP                                       Construction & Housing              282                    0.02%
FUJITA CORP                                    Construction & Housing              253                    0.02%
NIIGATA ENGINEERING CO                         Machinery & Engineering             226                    0.02%
SANKYO ALUMINIUM IND CO                    Building Material & Components          215                    0.02%
CHIYODA CORP                                   Machinery & Engineering             214                    0.02%
KAKEN PHARMACEUTICAL CO                        Health & Personal Care              209                    0.02%
NIPPON BEET SUGAR MFG CO                      Food & Household Products            205                    0.02%
DAIKYO                                               Real Estate                   195                    0.01%
SATO KOGYO CO                                  Construction & Housing              181                    0.01%
JAPAN METALS & CHEMICALS                            Metals--Steel                  179                    0.01%
TOYO ENGINEERING CORP                          Machinery & Engineering             177                    0.01%
HAZAMA CORP                                    Construction & Housing              176                    0.01%
HASEKO CORP                                    Construction & Housing              174                    0.01%
AOKI CORP                                      Construction & Housing              173                    0.01%
RENOWN                                           Textiles & Apparel                142                    0.01%
GAKKEN CO                                     Broadcasting & Publishing            135                    0.01%

                                                                   APPENDIX A-10

                    MSCI MALAYSIA INDEX AS OF AUGUST 31, 1998

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR         (MILLIONS OF US$)               (%)
----------------                                  ---------------         -----------------           ----------
TELEKOM MALAYSIA                                 Telecommunications              5,051                    15.83%
TENAGA NASIONAL                             Utilities--Electrical & Gas          3,133                     9.82%
MALAYAN BANKING                                       Banking                    2,516                     7.88%
SIME DARBY                                         Multi-Industry                1,530                     4.80%
MALAYSIA INT'L SHIPPING                       Transportation--Shipping           1,395                     4.37%
ROTHMANS PALL MALL (MAL)                        Beverages & Tobacco              1,300                     4.07%
RESORTS WORLD                                    Leisure & Tourism               1,126                     3.53%
YTL CORP                                       Construction & Housing            1,100                     3.45%
NESTLE (MALAYSIA)                            Food & Household Products             919                     2.88%
KUALA LUMPUR KEPONG                        Misc. Materials & Commodities           878                     2.75%
RHB CAPITAL                                           Banking                      781                     2.45%
PUBLIC BANK                                           Banking                      767                     2.41%
GOLDEN HOPE PLANTATIONS                    Misc. Materials & Commodities           737                     2.31%
UNITED ENGINEERS (MAL)                             Multi-Industry                  488                     1.53%
MAGNUM CORP                                      Leisure & Tourism                 470                     1.47%
PROTON                                              Automobiles                    457                     1.43%
PERLIS PLANTATIONS                           Food & Household Products             378                     1.18%
ORIENTAL HOLDINGS                                   Automobiles                    374                     1.17%
COMMERCE ASSET-HOLDING                                Banking                      359                     1.13%
MALAYSIAN AIRLINE SYSTEM                      Transportation--Airlines             355                     1.11%
BERJAYA LAND                                     Leisure & Tourism                 343                     1.07%
HIGHLANDS & LOWLANDS                       Misc. Materials & Commodities           334                     1.05%
IOI CORP                                   Misc. Materials & Commodities           320                     1.00%
SHELL REFINING CO (FOM)                            Energy Sources                  319                     1.00%
TECHNOLOGY RESOURCES IND                         Telecommunications                278                     0.87%
EDARAN OTOMOBIL NASIONAL                            Automobiles                    275                     0.86%
MALAYSIAN RESOURCES CORP                            Real Estate                    266                     0.83%
AMMB HOLDINGS                                    Financial Services                255                     0.80%
GUINNESS ANCHOR                                 Beverages & Tobacco                245                     0.77%
MALAYAN UNITED IND                                 Multi-Industry                  230                     0.72%
RASHID HUSSAIN                                   Financial Services                225                     0.71%
JAYA TIASA HOLDINGS                           Forest Products & Paper              222                     0.69%
MALAYSIA MINING CORP                               Multi-Industry                  218                     0.68%
RJ REYNOLDS                                     Beverages & Tobacco                203                     0.64%
TIME ENGINEERING                              Electrical & Electronics             198                     0.62%
MALAYSIAN OXYGEN                                     Chemicals                     197                     0.62%
MALAYSIAN PACIFIC IND                    Electronic Components, Instruments        182                     0.57%
BERJAYA GROUP                                      Multi-Industry                  176                     0.55%
KEDAH CEMENT HOLDINGS                      Building Material & Components          175                     0.55%
TA ENTERPRISE                                    Financial Services                154                     0.48%
MBF CAPITAL                                      Financial Services                150                     0.47%
MULTI-PURPOSE HOLDINGS                             Multi-Industry                  149                     0.47%
TAN CHONG MOTOR HOLDINGS                            Automobiles                    147                     0.46%
AMSTEEL CORP                                       Metals--Steel                   146                     0.46%
HUME INDUSTRIES MALAYSIA                   Building Material & Components          138                     0.43%
SELANGOR PROPERTIES                                 Real Estate                    137                     0.43%
UMW HOLDINGS                                  Machinery & Engineering              136                     0.43%
PAN MALAYSIA CEMENT WRKS                   Building Material & Components          132                     0.41%
MALAYAN CEMENT                             Building Material & Components          131                     0.41%
HONG LEONG INDUSTRIES                              Multi-Industry                  129                     0.40%
MULPHA INTERNATIONAL                               Multi-Industry                  124                     0.39%
EKRAN                                          Construction & Housing              108                     0.34%
PETALING GARDEN                                     Real Estate                    103                     0.32%
IGB CORP                                            Real Estate                    101                     0.32%
NEW STRAITS TIMES PRESS                      Broadcasting & Publishing             100                     0.31%
METROPLEX                                           Real Estate                     99                     0.31%
HONG LEONG PROPERTIES                               Real Estate                     99                     0.31%
KIAN JOO CAN FACTORY                       Misc. Materials & Commodities            98                     0.31%
SUNGEI WAY HOLDINGS                        Building Material & Components           93                     0.29%

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR         (MILLIONS OF US$)               (%)
----------------                                  ---------------         -----------------           ----------
LEADER UNIVERSAL HLDGS                         Industrial Components             87                       0.27%
IDRIS HYDRAULIC MALAYSIA                         Financial Services              76                       0.24%
LAND & GENERAL                                     Multi-Industry                75                       0.24%
MALAYSIAN MOSAICS                         Wholesale & International Trade        65                       0.20%
LANDMARKS                                        Leisure & Tourism               58                       0.18%
ANTAH HOLDINGS                                   Financial Services              49                       0.15%
PROMET                                        Machinery & Engineering            45                       0.14%
MYCOM                                               Real Estate                  41                       0.13%
PILECON ENGINEERING                            Construction & Housing            41                       0.13%
MALAYAWATA STEEL                                   Metals--Steel                 38                       0.12%
JOHAN HOLDINGS                                 Industrial Components             36                       0.11%
KEMAYAN CORP                               Misc. Materials & Commodities         35                       0.11%
KELANAMAS INDUSTRIES                               Multi-Industry                13                       0.04%

                                                                   APPENDIX A-11

                 MSCI MEXICO (FREE) INDEX AS OF AUGUST 31, 1998

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR         (MILLIONS OF US$)               (%)
----------------                                  ---------------         -----------------           ----------
GRUPO MODELO C                                  Beverages & Tobacco              5,703                    10.35%
TELEFONOS MEXICO A                              Telecommunications               4,473                     8.12%
CIFRA V                                            Merchandising                 4,279                     7.76%
KIMBERLY-CLARK MEXICO A                       Health & Personal Care             2,977                     5.40%
EMPRESAS LA MODERNA A                           Beverages & Tobacco              2,716                     4.93%
GRUPO TELEVISA CPO                           Broadcasting & Publishing           2,588                     4.70%
GRUPO CARSO                                       Multi-Industry                 2,206                     4.00%
GRUPO INDUSTRIAL BIMBO A                     Food & Household Products           2,115                     3.84%
FEMSA UNIT                                      Beverages & Tobacco              1,792                     3.25%
ALFA                                              Multi-Industry                 1,330                     2.41%
GRUPO MEXICO B                                  Metals--Non Ferrous              1,215                     2.21%
CEMEX A                                   Building Material & Components         1,123                     2.04%
CONSTITUENT NAME B                                Multi-Industry                 1,058                     1.92%
CEMEX B                                   Building Material & Components         1,048                     1.90%
INDUSTRIAS PENOLES CP                           Metals--Non Ferrous                952                     1.73%
CIFRA C                                            Merchandising                   854                     1.55%
GRUPO CONTINENTAL                               Beverages & Tobacco                831                     1.51%
APASCO                                    Building Material & Components           809                     1.47%
BANACCI B                                             Banking                      599                     1.09%
CONTROLADORA COM MEX UBC                           Merchandising                   591                     1.07%
BANACCI A                                             Banking                      579                     1.05%
EMPRESAS ICA                                  Construction & Housing               561                     1.02%
CEMEX CPO                                 Building Material & Components           554                     1.01%
GRUPO ELEKTRA CPO                                  Merchandising                   480                     0.87%
VITRO A                                    Misc. Materials & Commodities           444                     0.81%
GRUPO IND'L MASECA B2                        Food & Household Products             376                     0.68%
GRUPO FIN BANCOMER A                                  Banking                      368                     0.67%
TUBOS ACERO DE MEXICO                       Energy Equipment & Services            323                     0.59%
GRUPO FIN BANCOMER B                                  Banking                      312                     0.57%
GRUPO FIN BBV-PROBURSA B                        Financial Services                 309                     0.56%
EMPAQUES PONDEROSA                         Misc. Materials & Commodities           253                     0.46%
CORPORACION GEO B                             Construction & Housing               246                     0.45%
GRUPO FIN BANORTE A                                   Banking                      180                     0.33%
BANACCI L                                             Banking                      142                     0.26%
CYDSA                                                Chemicals                     122                     0.22%
GRUPO FIN BANORTE B                                   Banking                      115                     0.21%
CONSORCIO G GRUPO DINA                        Machinery & Engineering               94                     0.17%
HERDEZ (GRUPO) B                             Food & Household Products              73                     0.13%

                                                                   APPENDIX A-12

                  MSCI NETHERLANDS INDEX AS OF AUGUST 31, 1998

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR         (MILLIONS OF US$)               (%)
----------------                                  ---------------         -----------------           ----------
ROYAL DUTCH PETROLEUM CO                          Energy Sources                 108,727                  29.38%
ING GROEP                                       Financial Services                52,068                  14.07%
UNILEVER NV CERT                             Food & Household Products            42,991                  11.62%
ABN AMRO HOLDING                                      Banking                     27,943                   7.55%
PHILIPS ELECTRONICS                       Appliances & Household Durables         22,218                   6.00%
AHOLD (KON.)                                       Merchandising                  18,091                   4.89%
KPN (KON. PTT NEDERLAND                         Telecommunications                16,821                   4.55%
HEINEKEN NV                                     Beverages & Tobacco               14,741                   3.98%
WOLTERS KLUWER                               Broadcasting & Publishing            12,673                   3.42%
TNT POST GROEP                              Business & Public Services            12,369                   3.34%
AKZO NOBEL                                           Chemicals                    11,764                   3.18%
ELSEVIER                                     Broadcasting & Publishing             9,794                   2.65%
GETRONICS                                   Business & Public Services             4,389                   1.19%
ASR VERZEKERINGSGROEP                                Insurance                     3,209                   0.87%
OCE                                       Data Processing & Reproduction           2,820                   0.76%
KLM                                          Transportation--Airlines              2,473                   0.67%
BUHRMANN (KON. KNP BT)                        Forest Products & Paper              1,661                   0.45%
IHC CALAND                                    Construction & Housing               1,448                   0.39%
HOOGOVENS (KON.)                                   Metals--Steel                   1,253                   0.34%
PAKHOED (KON.)                              Energy Equipment & Services              868                   0.23%
STORK (VER MACHINE.)                          Machinery & Engineering                862                   0.23%
HOLLANDSCHE BETON GROEP                       Construction & Housing                 508                   0.14%
NEDLLOYD (KON.)                             Transportation--Road & Rail              352                   0.10%

                                                                   APPENDIX A-13

                   MSCI SINGAPORE INDEX AS OF AUGUST 31, 1998

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                  INDUSTRY SECTOR         (MILLIONS OF US$)               (%)
----------------                                  ---------------         -----------------           ----------
SINGAPORE TELECOM                               Telecommunications               9,780                    28.96%
SINGAPORE AIRLINES                           Transportation--Airlines            3,920                    11.61%
SINGAPORE PRESS HLDG                         Broadcasting & Publishing           3,063                     9.07%
SINGAPORE TECH ENGR.                          Machinery & Engineering            2,503                     7.41%
OCBC BANK                                             Banking                    2,415                     7.15%
DEVELOPMENT BK SINGAPORE                              Banking                    1,982                     5.87%
UNITED OVERSEAS BANK                                  Banking                    1,767                     5.23%
CITY DEVELOPMENTS                                   Real Estate                  1,414                     4.19%
CREATIVE TECHNOLOGY                     Electronic Components, Instruments         902                     2.67%
KEPPEL CORP                                       Multi-Industry                   658                     1.95%
DBS LAND                                            Real Estate                    641                     1.90%
VENTURE MANUFACTURING                   Electronic Components, Instruments         558                     1.65%
SINGAPORE TECH IND'L                              Multi-Industry                   549                     1.62%
FRASER & NEAVE                                  Beverages & Tobacco                516                     1.53%
UIC UNITED INDUSTRIAL                               Real Estate                    370                     1.10%
PARKWAY HOLDINGS                            Business & Public Services             327                     0.97%
SEMBAWANG CORP                                Machinery & Engineering              307                     0.91%
CYCLE & CARRIAGE                                    Automobiles                    303                     0.90%
NATSTEEL                                           Metals--Steel                   236                     0.70%
UNITED OVERSEAS LAND                                Real Estate                    232                     0.69%
OVERSEAS UNION ENT.                              Leisure & Tourism                 225                     0.67%
NEPTUNE ORIENT LINES NOL                     Transportation--Shipping              171                     0.51%
ROBINSON AND CO                                    Merchandising                   165                     0.49%
SHANGRI-LA HOTEL                                 Leisure & Tourism                 155                     0.46%
STRAITS TRADING                                   Multi-Industry                   151                     0.45%
HAW PAR CORP                                      Multi-Industry                   133                     0.39%
HOTEL PROPERTIES                                 Leisure & Tourism                 102                     0.30%
COMFORT GROUP                               Transportation--Road & Rail             84                     0.25%
INCHCAPE MOTORS                                     Automobiles                     74                     0.22%
FIRST CAPITAL CORP                                  Real Estate                     73                     0.22%

                                                                   APPENDIX A-14

                     MSCI SPAIN INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                INDUSTRY SECTOR            (MILLIONS OF US$)               (%)
----------------                                ---------------            -----------------           ----------
TELEFONICA                                     Telecommunications                34,578                   17.63%
BANCO BILBAO VIZCAYA                                 Banking                     22,369                   11.40%
ENDESA                                     Utilities--Electrical & Gas           21,520                   10.97%
BANCO SANTANDER                                      Banking                     18,126                    9.24%
IBERDROLA                                  Utilities--Electrical & Gas           15,115                    7.71%
REPSOL                                           Energy Sources                  13,897                    7.08%
GAS NATURAL SDG                            Utilities--Electrical & Gas           10,526                    5.37%
BANCO CENTRAL HISPANO                                Banking                     10,397                    5.30%
ARGENTARIA CORP BANCARIA                             Banking                      9,469                    4.83%
TABACALERA                                     Beverages & Tobacco                4,404                    2.25%
UNION ELECTRICA FENOSA                     Utilities--Electrical & Gas            4,105                    2.09%
AUTOPISTAS CESA (ACESA)                    Business & Public Services             3,961                    2.02%
FOMENTO CONST Y CONTR                        Construction & Housing               2,553                    1.30%
AGUAS DE BARCELONA                         Business & Public Services             2,296                    1.17%
TELEPIZZA                                       Leisure & Tourism                 1,885                    0.96%
AZUCARERA EBRO AGRICOLAS                    Food & Household Products             1,880                    0.96%
ZARDOYA OTIS                                 Machinery & Engineering              1,812                    0.92%
ALBA (CORP FINANCIERA)                           Multi-Industry                   1,651                    0.84%
DRAGADOS Y CONSTRUCCION                      Construction & Housing               1,439                    0.73%
ACS ACTIV. CONST. Y SVCS                     Construction & Housing               1,431                    0.73%
VALLEHERMOSO                                       Real Estate                    1,343                    0.68%
MAPFRE (CORPORACION)                                Insurance                     1,322                    0.67%
METROVACESA                                        Real Estate                    1,285                    0.66%
SOL MELIA                                       Leisure & Tourism                 1,187                    0.61%
ACERINOX                                          Metals--Steel                   1,132                    0.58%
CORTEFIEL                                         Merchandising                     892                    0.45%
VISCOFAN                                  Misc. Materials & Commodities             844                    0.43%
PORTLAND VALDERRIVAS                     Building Material & Components             798                    0.41%
PROSEGUR                                   Business & Public Services               703                    0.36%
URBIS (INMOBILIARIA)                               Real Estate                      523                    0.27%
PULEVA                                      Food & Household Products               491                    0.25%
URALITA                                  Building Material & Components             485                    0.25%
FAES                                         Health & Personal Care                 416                    0.21%
ASTURIANA DE ZINC                              Metals--Non Ferrous                  344                    0.18%
AGUILA (EL)                                    Beverages & Tobacco                  306                    0.16%
ENCE EMPR NAC CELULOSAS                      Forest Products & Paper                297                    0.15%
SARRIO                                       Forest Products & Paper                185                    0.09%
ERCROS                                              Chemicals                       174                    0.09%

                                                                   APPENDIX A-15

                     MSCI SWEDEN INDEX AS OF AUGUST 31, 1998

                                                                            INDEX MARKET               WEIGHT IN
                                                                           CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            (MILLIONS OF US$)               (%)
----------------                               ---------------            -----------------           ----------
ERICSSON (LM) B                           Electrical & Electronics               44,814                   23.76%
ASTRA A                                    Health & Personal Care                21,989                   11.66%
HENNES & MAURITZ B                              Merchandising                    15,601                    8.27%
FOERENINGSSPARBANKEN                               Banking                        8,711                    4.62%
SVENSKA HANDELSBK A                                Banking                        8,430                    4.47%
VOLVO B                                          Automobiles                      7,884                    4.18%
ABB AB A                                  Electrical & Electronics                7,083                    3.76%
SKANDIA FORSAKRING                                Insurance                       6,400                    3.39%
SKAND.ENSKILDA BANKEN A                            Banking                        6,199                    3.29%
ELECTROLUX B                           Appliances & Household Durables            5,578                    2.96%
ASTRA B                                    Health & Personal Care                 4,852                    2.57%
SKANSKA B                                  Construction & Housing                 4,712                    2.50%
SCA SV CELLULOSA B                         Forest Products & Paper                4,123                    2.19%
NETCOM SYSTEMS B                             Telecommunications                   3,992                    2.12%
SANDVIK A                                  Machinery & Engineering                3,920                    2.08%
SECURITAS B                              Business & Public Services               3,679                    1.95%
VOLVO A                                          Automobiles                      3,484                    1.85%
STORA KOPPARBERG A                         Forest Products & Paper                3,041                    1.61%
ABB AB B                                  Electrical & Electronics                2,876                    1.52%
ATLAS COPCO A                              Machinery & Engineering                2,706                    1.43%
WM-DATA B                                Business & Public Services               2,687                    1.42%
AGA A                                             Chemicals                       1,849                    0.98%
AGA B                                             Chemicals                       1,576                    0.84%
OM GRUPPEN                                   Financial Services                   1,466                    0.78%
SANDVIK B                                  Machinery & Engineering                1,433                    0.76%
ATLAS COPCO B                              Machinery & Engineering                1,336                    0.71%
SWEDISH MATCH                                Beverages & Tobacco                  1,303                    0.69%
TRELLEBORG B                                   Multi-Industry                     1,065                    0.56%
SSAB SVENSKT STAL A                             Metals--Steel                       946                    0.50%
SKF B                                       Industrial Components                   906                    0.48%
SVENSKA HANDELSBK B                                Banking                          772                    0.41%
STORA KOPPARBERG B                         Forest Products & Paper                  697                    0.37%
SKF A                                       Industrial Components                   688                    0.36%
DILIGENTIA                                       Real Estate                        494                    0.26%
GRAENGES                                     Metals--Non Ferrous                    444                    0.24%
SSAB SVENSKT STAL B                             Metals--Steel                       345                    0.18%
ESSELTE A                                Business & Public Services                 296                    0.16%
ESSELTE B                                Business & Public Services                 253                    0.13%

                                                                   APPENDIX A-16

                  MSCI SWITZERLAND INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                INDUSTRY SECTOR            (MILLIONS OF US$)               (%)
----------------                                ---------------            -----------------           ----------
NOVARTIS NAMEN                              Health & Personal Care               105,974                  20.35%
ROCHE HOLDING GENUSS                        Health & Personal Care                81,498                  15.65%
NESTLE                                    Food & Household Products               76,822                  14.76%
UBS (NEW)                                          Banking                        66,238                  12.72%
CREDIT SUISSE                                      Banking                        40,687                   7.81%
SCHWEIZ RUECKVERS                                 Insurance                       32,128                   6.17%
ROCHE HOLDING INHABER                       Health & Personal Care                27,345                   5.25%
ZURICH ALLIED                                     Insurance                       26,765                   5.14%
NOVARTIS INHABER                            Health & Personal Care                11,240                   2.16%
ABB AG INHABER                             Electrical & Electronics                9,529                   1.83%
ADECCO PORTEUR                            Business & Public Services               7,357                   1.41%
ALUSUISSE-LONZA GROUP                           Multi-Industry                     7,100                   1.36%
HOLDERBANK INHABER                      Building Material & Components             5,533                   1.06%
SAIRGROUP                                  Transportation--Airlines                2,923                   0.56%
SWATCH GROUP NOM (SMH)                 Recreation, Other Consumer Goods            2,248                   0.43%
HOLDERBANK NAMEN                        Building Material & Components             2,240                   0.43%
SWATCH GROUP PORT (SMH)                Recreation, Other Consumer Goods            2,191                   0.42%
SULZER                                     Machinery & Engineering                 1,966                   0.38%
ABB AG NAMEN                               Electrical & Electronics                1,289                   0.25%
VALORA HOLDING NAMEN                            Merchandising                      1,157                   0.22%
KUONI REISEN NAMEN B                          Leisure & Tourism                      944                   0.18%
FISCHER (GEORG) NAMEN                      Machinery & Engineering                   929                   0.18%
SCHINDLER NAMEN                            Machinery & Engineering                   924                   0.18%
SGS SURVEILLANCE PORT                     Business & Public Services                 859                   0.16%
SIKA FINANZ INHABER                               Chemicals                          730                   0.14%
SCHINDLER PART                             Machinery & Engineering                   698                   0.13%
DANZAS HOLDING                            Business & Public Services                 690                   0.13%
FORBO HOLDING                           Building Material & Components               612                   0.12%
SGS SURVEILLANCE NOM                      Business & Public Services                 564                   0.11%
JELMOLI HOLDING INHABER                         Merchandising                        558                   0.11%
MOEVENPICK INHABER                            Leisure & Tourism                      550                   0.11%
JELMOLI HOLDING NAMEN                           Merchandising                        357                   0.07%

                                                                   APPENDIX A-17

                 MSCI UNITED KINGDOM INDEX AS OF AUGUST 31, 1998

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                 INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                 ---------------           -----------------           ----------
GLAXO WELLCOME                                Health & Personal Care             107,718                  7.55%
BRITISH TELECOM                                 Telecommunications                86,003                  6.03%
BRITISH PETROLEUM                                 Energy Sources                  80,026                  5.61%
SMITHKLINE BEECHAM                            Health & Personal Care              65,261                  4.57%
LLOYDS TSB GROUP                                      Banking                     61,079                  4.28%
VODAFONE GROUP                                  Telecommunications                41,653                  2.92%
ZENECA GROUP                                  Health & Personal Care              36,602                  2.57%
DIAGEO                                          Beverages & Tobacco               35,555                  2.49%
HSBC HOLDINGS (HKD 10)                                Banking                     34,590                  2.42%
HALIFAX                                         Financial Services                32,446                  2.27%
UNILEVER PLC                                 Food & Household Products            30,071                  2.11%
BARCLAYS                                              Banking                     28,613                  2.01%
ABBEY NATIONAL                                  Financial Services                27,833                  1.95%
PRUDENTIAL CORP                                      Insurance                    26,726                  1.87%
BG                                          Utilities--Electrical & Gas           25,054                  1.76%
MARKS & SPENCER                                    Merchandising                  23,038                  1.61%
CABLE & WIRELESS                                Telecommunications                22,051                  1.55%
GENERAL ELECTRIC PLC                         Electrical & Electronics             21,583                  1.51%
CGU (COMMERCIAL UNION)                               Insurance                    19,698                  1.38%
TESCO                                              Merchandising                  19,000                  1.33%
ALLIED ZURICH                                        Insurance                    17,980                  1.26%
SAINSBURY (J)                                      Merchandising                  17,814                  1.25%
HSBC HOLDINGS (GBP 0.75)                              Banking                     17,149                  1.20%
RENTOKIL INITIAL                            Business & Public Services            16,515                  1.16%
BOOTS CO                                           Merchandising                  15,308                  1.07%
CADBURY SCHWEPPES                               Beverages & Tobacco               15,073                  1.06%
LEGAL & GENERAL GROUP                                Insurance                    14,901                  1.04%
BRITISH SKY BROADCASTING                     Broadcasting & Publishing            14,046                  0.98%
RAILTRACK GROUP                             Business & Public Services            13,366                  0.94%
GREAT UNIVERSAL STORES                             Merchandising                  12,868                  0.90%
ROYAL & SUN ALLIANCE INS                             Insurance                    12,617                  0.88%
GRANADA GROUP                                    Leisure & Tourism                12,110                  0.85%
KINGFISHER                                         Merchandising                  12,088                  0.85%
BRITISH AEROSPACE                         Aerospace & Military Technology         11,980                  0.84%
REUTERS GROUP                               Business & Public Services            11,754                  0.82%
RIO TINTO PLC REG                               Metals--Non Ferrous               11,639                  0.82%
SCOTTISH POWER                              Utilities--Electrical & Gas           11,599                  0.81%
BRITISH AMERICAN TOBACCO                        Beverages & Tobacco               11,596                  0.81%
ROYAL BANK OF SCOTLAND                                Banking                     11,165                  0.78%
PEARSON                                      Broadcasting & Publishing            11,077                  0.78%
NATIONAL POWER                              Utilities--Electrical & Gas           10,879                  0.76%
BASS                                             Leisure & Tourism                10,866                  0.76%
NATIONAL GRID GROUP                         Utilities--Electrical & Gas           10,805                  0.76%
BAA                                         Business & Public Services            10,266                  0.72%
REED INTERNATIONAL                           Broadcasting & Publishing             9,819                  0.69%
LAND SECURITIES                                     Real Estate                    8,467                  0.59%
SCOTTISH & NEWCASTLE                             Leisure & Tourism                 8,322                  0.58%
UNITED UTILITIES                            Business & Public Services             8,245                  0.58%
GKN                                           Machinery & Engineering              8,204                  0.57%
CENTRICA                                    Utilities--Electrical & Gas            8,108                  0.57%
ASSOCIATED BRITISH FOODS                     Food & Household Products             8,086                  0.57%
SIEBE                                   Electronic Components, Instruments         7,610                  0.53%
PEN & ORIENTAL STEAM                         Transportation--Shipping              7,066                  0.50%
THAMES WATER                                Business & Public Services             6,992                  0.49%
BRITISH AIRWAYS                              Transportation--Airlines              6,973                  0.49%
COMPASS GROUP                               Business & Public Services             6,960                  0.49%
BTR                                               Multi-Industry                   6,898                  0.48%
IMPERIAL CHEMICAL ICI                                Chemicals                     6,766                  0.47%
BOC GROUP                                            Chemicals                     6,534                  0.46%

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                 INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                 ---------------           -----------------           ----------
SAFEWAY PLC                                        Merchandising                 5,851                    0.41%
EMI GROUP                                Recreation, Other Consumer Goods        5,646                    0.40%
SOUTHERN ELECTRIC                           Utilities--Electrical & Gas          5,168                    0.36%
STAGECOACH HOLDINGS                         Transportation--Road & Rail          5,046                    0.35%
BRITISH LAND CO                                     Real Estate                  5,029                    0.35%
SCHRODERS                                       Financial Services               5,021                    0.35%
ROLLS-ROYCE                               Aerospace & Military Technology        5,017                    0.35%
MISYS                                       Business & Public Services           4,780                    0.33%
LADBROKE GROUP                                   Leisure & Tourism               4,778                    0.33%
LUCASVARITY                                    Industrial Components             4,701                    0.33%
ANGLIAN WATER                               Business & Public Services           4,417                    0.31%
CARLTON COMMUNICATIONS                           Leisure & Tourism               4,313                    0.30%
WILLIAMS                                    Business & Public Services           4,094                    0.29%
SMITHS INDUSTRIES                             Machinery & Engineering            3,994                    0.28%
PROVIDENT FINANCIAL                             Financial Services               3,890                    0.27%
HANSON                                    Building Material & Components         3,637                    0.25%
BLUE CIRCLE INDUSTRIES                    Building Material & Components         3,558                    0.25%
GUARDIAN ROYAL EXCHANGE                              Insurance                   3,523                    0.25%
TI GROUP                                          Multi-Industry                 3,458                    0.24%
RMC GROUP                                 Building Material & Components         3,449                    0.24%
BRITISH STEEL                                      Metals--Steel                 3,439                    0.24%
RANK GROUP                                       Leisure & Tourism               3,310                    0.23%
BURMAH CASTROL                                    Energy Sources                 3,253                    0.23%
TATE & LYLE                                  Food & Household Products           2,955                    0.21%
MEPC                                                Real Estate                  2,751                    0.19%
NEXT                                               Merchandising                 2,737                    0.19%
LASMO                                             Energy Sources                 2,721                    0.19%
WOLSELEY                                  Building Material & Components         2,643                    0.19%
ELECTROCOMPONENTS                       Electronic Components, Instruments       2,624                    0.18%
BPB                                       Building Material & Components         2,528                    0.18%
HYDER                                       Business & Public Services           2,503                    0.18%
BBA GROUP                                      Industrial Components             2,361                    0.17%
SLOUGH ESTATES                                      Real Estate                  1,973                    0.14%
SEDGWICK GROUP                                       Insurance                   1,959                    0.14%
UNIGATE                                      Food & Household Products           1,938                    0.14%
HAMMERSON                                           Real Estate                  1,937                    0.14%
ST JAMES'S PLACE CAPITAL                        Financial Services               1,927                    0.14%
BUNZL                                      Misc. Materials & Commodities         1,777                    0.12%
UNITED BISCUITS                              Food & Household Products           1,740                    0.12%
IMI                                               Multi-Industry                 1,738                    0.12%
REXAM                                      Misc. Materials & Commodities         1,727                    0.12%
RACAL ELECTRONICS                            Electrical & Electronics            1,714                    0.12%
OCEAN GROUP                                 Business & Public Services           1,597                    0.11%
ARJO WIGGINS APPLETON                         Forest Products & Paper            1,570                    0.11%
THORN                                     Appliances & Household Durables        1,540                    0.11%
BOWTHORPE                               Electronic Components, Instruments       1,329                    0.09%
COBHAM                                    Aerospace & Military Technology        1,291                    0.09%
GREAT PORTLAND ESTATES                              Real Estate                  1,282                    0.09%
TARMAC                                    Building Material & Components         1,248                    0.09%
JOHNSON MATTHEY                                   Multi-Industry                 1,236                    0.09%
FKI                                          Electrical & Electronics            1,228                    0.09%
CARADON                                   Building Material & Components         1,172                    0.08%
JARVIS                                        Construction & Housing             1,149                    0.08%
PILKINGTON                                 Misc. Materials & Commodities         1,130                    0.08%
TAYLOR WOODROW                                Construction & Housing             1,079                    0.08%
BERKELEY GROUP (THE)                          Construction & Housing             1,072                    0.08%
LONRHO                                              Gold Mines                     871                    0.06%
RUGBY GROUP                               Building Material & Components           865                    0.06%
ENGLISH CHINA CLAYS                        Misc. Materials & Commodities           846                    0.06%
LEX SERVICE                                 Business & Public Services             816                    0.06%
DE LA RUE                                   Business & Public Services             769                    0.05%
MEYER INTERNATIONAL                       Building Material & Components           729                    0.05%
BARRATT DEVELOPMENTS                          Construction & Housing               680                    0.05%

                                                                             INDEX MARKET               WEIGHT IN
                                                                            CAPITALIZATION             MSCI INDEX
CONSTITUENT NAME                                 INDUSTRY SECTOR           (MILLIONS OF US$)               (%)
----------------                                 ---------------           -----------------           ----------
HEPWORTH                                  Building Material & Components          637                     0.04%
WIMPEY (GEORGE)                               Construction & Housing              628                     0.04%
ELEMENTIS 98                                         Chemicals                    621                     0.04%
VICKERS                                       Machinery & Engineering             580                     0.04%
BICC                                           Industrial Components              558                     0.04%
AMEC                                          Construction & Housing              524                     0.04%
SEARS                                              Merchandising                  506                     0.04%
MARLEY                                    Building Material & Components          466                     0.03%
COATS VIYELLA                                   Textiles & Apparel                454                     0.03%
LAIRD GROUP                                   Machinery & Engineering             443                     0.03%
WILSON (CONNOLLY) HLDGS                       Construction & Housing              389                     0.03%
DELTA                                          Industrial Components              337                     0.02%
TRANSPORT DEVELOPMENT                       Transportation--Road & Rail           313                     0.02%
COURTAULDS TEXTILES                             Textiles & Apparel                282                     0.02%

                                                                      APPENDIX B

         The Fund intends to effect deliveries of Portfolio Securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each WEBS Index Series, except as discussed below. The ability of the Fund to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays but "good" New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle will be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within three New York business days.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days for some WEBS Index Series, in certain circumstances, during the fourth quarter of 1998 and calendar year 1999. The holidays applicable to each WEBS Index Series during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each WEBS Index Series. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

THE AUSTRALIA WEBS INDEX SERIES

          REGULAR HOLIDAYS. The regular Australian holidays affecting the relevant securities markets (and their respective dates in the forth quarter of 1998 and calendar year 1999) are as follows:

                        Labour Day 1                       -  October 5, 1998
                        Melbourne Cup Day 2                -  November 3, 1998
                        Christmas Day                      -  December 25, 1998
                        Boxing Day (observed)              -  December 28, 1998
                        New Year's Day                     -  January 1, 1999
                        Australia Day                      -  January 26, 1999
                        Labour Day 2                       -  March 8, 1999
                        Good Friday                        -  April 2, 1999
                        Easter Monday                      -  April 5, 1999
                        Anzac Day                          -  April 26, 1999
                        Queens Birthday                    -  June 14, 1999
                        Bank Holiday 1                     -  August 2, 1999
                        Labour Day                         -  October 4, 1999
                        Melbourne Cup Day 2                -  November 2, 1999
                        Christmas Day (observed)           -  December 27, 1999
                        Boxing Day (observed)              -  December 28, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any Australian holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

1. NSW only.
2. Victoria only.

THE AUSTRIA WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Austrian holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Immaculate Conception                    -  December 8, 1998
Christmas Eve                            -  December 24, 1998
Christmas Day                            -  December 25, 1998
St. Stephen's Day (observed)             -  December 28, 1998
New Year's Eve 1                         -  December 31, 1998
New Year's Day                           -  January 1, 1999
Epiphany                                 -  January 6, 1999
Good Friday 1                            -  April 2, 1999
Easter Monday                            -  April 5, 1999
Labour Day                               -  May 1, 1999
Ascension Day                            -  May 13, 1999
Whit Monday                              -  May 24, 1999
Corpus Christi                           -  June 11, 1999
National Day                             -  October 26, 1999
All Saints Day                           -  November 1, 1999
Immaculate Conception                    -  December 8, 1999
Christmas Eve                            -  December 24, 1999
Christmas Day (observed)                 -  December 27, 1999
St. Stephen's Day (observed)             -  December 28, 1999
New Year's Eve 1                         -  December 31, 1999

         REDEMPTION. A redemption request over the following Austrian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/21/98                 12/29/98                   R+8
   12/25/98    Christmas Day                     12/22/98                 12/30/98                   R+8
   12/28/98    St. Stephen's Day                 12/23/98                  1/4/99                   R+12
               (observed)
   12/24/99    Christmas Eve                     12/21/99                 12/29/99                   R+8
   12/27/99    Christmas Day (observed)          12/22/99                 12/30/99                   R+8
               St. Stephen's Day
   12/28/99    (observed)                        12/23/99                  1/3/00                   R+11

         In the fourth quarter of 1998 and calendar year 1999, R+11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Austria WEBS Index Series.

1.Exchange only.

THE BELGIUM WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Belgian holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Bank Holiday                             - November 3, 1998
Remembrance Day                          - November 11, 1998
Christmas Day                            - December 25, 1998
Bridging Day (observed)                  - December 28, 1998
New Years Eve 1                          - December 31, 1998
New Years Day                            - January 1, 1999
Good Friday1                             - April 2, 1999
Easter Monday                            - April 5, 1999
Labour Day                               - May 1, 1999
Ascension Day                            - May 13, 1999
Whit Monday                              - May 24, 1999
National Day                             - July 21, 1999
Bank Holiday                             - August 16, 1999
Bank Holiday                             - November 2, 1999
Remembrance Day                          - November 11, 1999
Christmas Day (observed)                 - December 27, 1999
Bridging Day (observed)                  - December 28, 1999
New Years Eve 1                          - December 31, 1999

         REDEMPTION. A redemption request over the following Belgian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/25/98    Christmas Day                     12/24/98                  1/4/99                   R+11
   12/27/99    Christmas Day (observed)          12/24/99                  1/4/00                   R+11

         In the fourth quarter of 1998 and calendar year 1999, R+11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Belgium WEBS Index Series.

1.Exchange only.

THE CANADA WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Canadian holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Thanksgiving Day                         -  October 13, 1998
Remembrance Day                          -  November 11, 1998
Christmas Day                            -  December 25, 1998
Boxing Day (observed)                    -  December 28, 1998
New Year's Day                           -  January 1, 1999
Traditional Holiday                      -  January 4, 1999
Good Friday                              -  April 2, 1999
Victoria Day                             -  May 24, 1999
St. Jean Baptiste 1                      -  June 24, 1999
Canada Day                               -  July 1, 1999
Civic Holiday 2                          -  August 2, 1999
Labour Day                               -  September 6, 1999
Thanksgiving Day                         -  October 11, 1999
Remembrance Day                          -  November 11, 1999
Christmas Day (observed)                 -  December 27, 1999
Boxing Day (observed)                    -  December 28, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any Canadian holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

1. Quebec only.
2. Except Quebec.

THE FRANCE WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular French holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Eve of Armistice Day                     -  November 10, 1998
Armistice Day                            -  November 11 1998
Christmas Day                            -  December 25, 1998
New Year's Day                           -  January 1, 1999
Easter Monday                            -  April 5, 1999
Labour Day                               -  May 1, 1999
Victory Day                              -  May 8, 1999
Ascension Day                            -  May 21, 1999
Whit Monday                              -  June 1, 1999
Eve of Bastille Day                      -  July 13, 1999
Bastille Day                             -  July 14, 1999
Eve of Armistice Day                     -  November 10, 1999
Armistice Day                            -  November 11, 1999
Christmas Eve 1                          -  December 24, 1999
Christmas Day (observed)                 -  December 27, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any French holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

1. Half day.

THE GERMANY WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular German holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

National Holiday                          - October 3, 1998
Reformation Day 2                         - October 31, 1998
All Saints Day 2                          - November 1, 1998
Christmas Eve                             - December 24, 1998
Christmas Day                             - December 25, 1998
St. Stephen's Day (observed)              - December 28, 1998
New Year's Eve                            - December 31, 1998
New Year's Day                            - January 1, 1999
Epiphany 2                                - January 6, 1999
Monday before Lent 2                      - February 23, 1999
Shrove Tuesday 3                          - February 24, 1999
Good Friday                               - April 10, 1999
Easter Monday                             - April 13, 1999
Labour Day                                - May 1, 1999
Ascension Day                             - May 21, 1999
Whit Monday                               - June 1, 1999
Corpus Christi 2                          - June 11, 1999
Reformation Day 2                         - October 31, 1999
All Saints Day 2                          - November 1, 1999
Christmas Eve                             - December 24, 1999
Christmas Day (observed)                  - December 27, 1999
St. Stephen's Day (observed)              - December 28, 1999
New Year's Eve                            - December 31, 1999

         REDEMPTION. A redemption request over the following German holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/21/98                 12/29/98                   R+8
   12/25/98    Christmas Day                     12/22/98                 12/30/98                   R+8
   12/28/98    St. Stephen's Day                 12/23/98                  1/4/99                   R+12
               (observed)
   12/24/99    Christmas Eve                     12/21/99                 12/29/99                   R+8
   12/27/99    Christmas Day (observed)          12/22/99                 12/30/99                   R+8
   12/28/99    St. Stephen's Day                 12/23/99                  1/4/00                   R+12
               (observed)

         In the fourth quarter of 1998 and calendar year 1999, R+12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Germany WEBS Index Series.

1. Banks only.
2. Parts of Germany.
3. Shortened trading hours.

THE HONG KONG WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Hong Kong holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

National Day                              - October 1, 1998
National Day                              - October 2, 1998
Chung Yeung Festival                      - October 28, 1998
Christmas Day                             - December 25, 1998
Christmas Holiday                         - December 28, 1998
New Year's Day                            - January 1, 1999
Lunar New Year's Day                      - February 16, 1999
Lunar New Year's Day                      - February 17, 1999
Lunar New Year's Day                      - February 18, 1999
Good Friday                               - April 2, 1999
Easter Monday                             - April 5, 1999
Ching Ming Festival                       - April 6, 1999
Tuen Ng Festival                          - May 30, 1999
SAR Establishment Day                     - July 1, 1999
Sino-Japanese War Victory Day             - August 17, 1999
Mid-Autumn Festival                       - September 25, 1999
National Day                              - October 1, 1999
National Day                              - October 2, 1999
Chung Yeung Festival                      - October 17, 1999
Christmas Day (observed)                  - December 27, 1999
Christmas Holiday                         - December 28, 1999

         REDEMPTION. A redemption request over the following Hong Kong holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
    2/16/99     Lunar New Year                      2/11/99               2/19/99                    R+8
    2/17/99     Lunar New Year                      2/12/99               2/22/99                   R+10
    2/18/99     Lunar New Year                      2/15/99               2/23/99                    R+8
    4/2/99      Good Friday                         3/30/99                4/7/99                    R+8
    4/5/99      Easter Monday                       3/31/99                4/8/99                    R+8
    4/6/99      Ching Ming Festival                  4/1/99                4/9/99                    R+8

         In the fourth quarter of 1998 and calendar year 1999, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Hong Kong WEBS Index Series.

THE ITALY WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Italian holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Immaculate Conception                     - December 8, 1998
Christmas Eve 1,3                         - December 24, 1998
Christmas Day                             - December 25, 1998
St. Stephen's Day (observed)              - December 28, 1998
New Year's Eve 3                          - December 31, 1998
New Year's Day                            - January 1, 1999
Epiphany                                  - January 6, 1999
Easter Monday                             - April 5, 1999
Liberation Day                            - April 25, 1999
Labour Day                                - May 1, 1999
All Saints Day                            - November 1, 1999
S. Ambrogio 2                             - December 7, 1999
Immaculate Conception                     - December 8, 1999
Christmas Eve 1, 3                        - December 24, 1999
Christmas Day (observed)                  - December 27, 1999
St. Stephen's Day (observed)              - December 28, 1999
New Year's Eve 3                          - December 31, 1999

         REDEMPTION. A redemption request over the following Italian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/21/98                 12/29/98                   R+8
   12/25/98    Christmas Day                     12/22/98                 12/30/98                   R+8
   12/28/98    St. Stephen's Day                 12/23/98                 12/31/98                   R+8
   12/24/99    Christmas Eve                     12/21/99                 12/29/99                   R+8
   12/27/99    Christmas Day (observed)          12/22/99                 12/30/99                   R+8
   12/28/99    St. Stephen's Day                 12/23/99                 12/31/99                   R+8
               (observed)

         In the fourth quarter of 1998 and calendar year 1999, R+8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Italy WEBS Index Series.

1. Exchange only.
2. Milan only.
3. Half day.

THE JAPAN WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Japanese holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Sports Day                                - October 10, 1998
Culture Day                               - November 3, 1998
Labour Thanksgiving Day                   - November 23, 1998
Emperor's Birthday                        - December 23, 1998
Exchange Holiday                          - December 31, 1998
New Year's Day                            - January 1, 1999
1st Weekday after New Year's Day          - January 4, 1999
Adult's Day                               - January 15, 1999
Foundation Day                            - February 11, 1999
Vernal Equinox Day                        - March 20, 1999
Greenery Day                              - April 29, 1999
Constitution Day                          - May 3, 1999
National Holiday                          - May 4, 1999
Children's Day                            - May 5, 1999
Marine Day                                - July 20, 1999
Respect for the Aged Day                  - September 15, 1999
Autumnal Equinox Day                      - September 23, 1999
Sports Day                                - October 10, 1999
Culture Day                               - November 3, 1999
Labor Thanksgiving Day                    - November 23, 1999
Emperor's Birthday                        - December 23, 1999
Exchange Holiday                          - December 31, 1999

         REDEMPTION. A redemption request over the following Japanese holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/31/98    Exchange Holiday                  12/28/98                  1/5/99                    R+8
    1/1/99     New Year's Day                    12/29/98                  1/6/99                    R+8
    1/4/99     1st Weekday after New             12/30/98                  1/7/99                    R+8
               Year's Day
    5/3/99     Constitution Day                   4/28/99                  5/6/99                    R+8
    5/4/99     National Holiday                   4/29/99                  5/7/99                    R+8
    5/5/99     Children's Day                     4/30/99                  5/8/99                    R+8
   12/31/99    Exchange Holiday                  12/28/99                  1/5/00                    R+8

         In the fourth quarter of 1998 and calendar year 1999, R+8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Japan WEBS Index Series.

THE MALAYSIA (FREE) WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Malaysian holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Deepavali 1                               - October 19, 1998
Christmas Day                             - December 25, 1998
New Year's Day                            - January 1, 1999
Hari Raya Puasa 1                         - January 20, 1999
City Day                                  - February 1, 1999
Chinese New Year                          - February 16, 1999
Chinese New Year                          - February 17, 1999
Hari Raya Haji 1                          - March 29, 1999
Maal Hijrah                               - April 19, 1999
Labour Day                                - May 1, 1999
Wesak Day Observance                      - May 31, 1999
Prophet Mohammed's Birthday               - June 25, 1999
Independence Day 1                        - August 31, 1999
Deepavali                                 - November 7, 1999
Christmas Day (observed)                  - December 27, 1999

         REDEMPTIONS. In light of the Malaysian capital restrictions imposed in September 1998, the Fund is concerned about its ability to honor redemptions of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series. To the extent the Fund is presented with requests for the redemption of Creation Units of WEBS of the Malaysia (Free) WEBS Index Series, the Fund will seek to honor such requests consistent with the Malaysian capital restrictions. Based on the information available to date, the Fund believes that (i) it cannot currently make in-kind redemptions of WEBS of the Malaysia (Free) WEBS Index Series and
(ii) it may only be able to honor redemption requests through the delivery of Malaysian ringgits in Malaysia, subject to receipt of Malaysian Central Bank approval on a case by case basis. In the current circumstances, the Fund suggests that requests for the redemption of Creation Units of Malaysia Series WEBS should not be made and urges investors contemplating such redemptions to consult with Malaysian counsel. See "Special Factors Regarding the Malaysia
(Free) WEBS Index Series" in the Statement of Additional Information.

         Assuming the Fund were able to make in-kind redemptions of WEBS of the Malaysia (Free) WEBS Index Series in the manner it had done so prior to September 1998, the Fund is not aware of a redemption request over any Malaysian holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter 1998 and calendar year 1999.

1. Subject to change.

THE MEXICO (FREE) WEBS INDEX SERIES

   REGULAR HOLIDAYS. The regular Mexican holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

All Saints Day                            - November 1, 1998
All Souls Day                             - November 2, 1998
Revolution Day                            - November 20, 1998
Our Lady of Guadeloupe Day                - December 12, 1998
Christmas Eve 1                           - December 24, 1998
Christmas Day                             - December 25, 1998
Banking's Year End                        - December 30, 1998
Year End                                  - December 31, 1998
New Year's Day                            - January 1, 1999
Constitution Day                          - February 5, 1999
Holy Thursday                             - April 1, 1999
Good Friday                               - April 2, 1999
Easter Monday                             - April 5, 1999
Worker's Day (observed)                   - May 3, 1999
Battle of Puebla Day                      - May 5, 1999
State of the Union Address Day            - September 1, 1999
Independence Day                          - September 16, 1999
All Saints Day                            - November 1, 1999
All Souls Day                             - November 2, 1999
Revolution Day (observed)                 - November 22, 1999
Christmas Eve 1                           - December 24, 1999
Christmas Day (observed)                  - December 27, 1999
Banking's Year End                        - December 30, 1999
New Year's Eve                            - December 31, 1999

         REDEMPTION. A redemption request over the following Mexican holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/23/98                  1/4/99                   R+11
   12/25/98    Christmas Day                     12/28/98                  1/5/99                    R+8
   12/30/98    Banking's Year End                12/29/98                  1/6/99                    R+8
    4/1/99     Holy Thursday                      3/29/99                  4/6/99                    R+8
    4/2/99     Good Friday                        3/30/99                  4/7/99                    R+8
    4/3/99     Easter Monday                      3/31/99                  4/8/99                    R+8
   12/24/99    Christmas Eve                     12/23/99                  1/4/00                   R+11
   12/27/99    Christmas Day (observed)          12/28/99                  1/5/00                    R+8
   12/30/99    Banking's Year End                12/29/99                  1/6/00                    R+8

         In the fourth quarter of 1998 and calendar year 1999, R+11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Mexico (Free) WEBS Index Series.

1. Half day.

THE NETHERLANDS WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Netherlands holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Christmas Day                             - December 25, 1998
Boxing Day (observed)                     - December 27, 1998
Holiday                                   - December 31, 1998
New Year's Day                            - January 1, 1999
Good Friday                               - April 2, 1999
Easter Monday                             - April 5, 1999
Queen's Birthday                          - April 30, 1999
Ascension Day                             - May 13, 1999
Whit Monday                               - May 24, 1999
Christmas Day (observed)                  - December 27, 1999
Boxing Day (observed)                     - December 28, 1999
Holiday                                   - December 31, 1999

         REDEMPTION. A redemption request over the following Netherlands holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/25/98    Christmas Day                     12/24/98                  1/4/99                   R+11
   12/25/99    Christmas Day                     12/24/99                  1/4/00                   R+11

         In the fourth quarter of 1998 and calendar year 1999, R+11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Netherlands WEBS Index Series.

THE SINGAPORE (FREE) WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Singaporean holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Deepavali                                -  October 19, 1998
Christmas Day                            -  December 25, 1998
New Year's Day                           -  January 1, 1999
Hari Raya Puasa                          -  January 19, 1999
Chinese New Year                         -  February 16, 1999
Chinese New Year                         -  February 17, 1999
Hari Raya Haji                           -  March 29, 1999
Good Friday                              -  April 2, 1999
Vesak Day Observance                     -  May 31, 1999
National Day                             -  August 9, 1999
Deepavali 1                              -  November 7, 1999
Christmas Day                            -  December 25, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any Singaporean holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

1. Subject to change.

THE SPAIN WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Spanish holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Immaculate Concepcion                    -  December 8, 1998
Christmas Eve 1                          -  December 24, 1998
Christmas Day                            -  December 25, 1998
New Year's Day                           -  January 1, 1999
Epiphany                                 -  January 6, 1999
Holy Thursday                            -  April 1, 1999
Good Friday                              -  April 2, 1999
Labour Day                               -  May 1, 1999
Independence Day 1,2                     -  May 4, 1999
St. Isidore                              -  May 15, 1999
St. James' Day 2                         -  July 26, 1999
Assumption Day 2                         -  August 16, 1999
Immaculate Concepcion                    -  December 8, 1999
Christmas Day                            -  December 25, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any Spanish holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

1.Madrid only.
2. Subject to change.

THE SWEDEN WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Swedish holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Christmas Eve                            -  December 24, 1998
Christmas Day                            -  December 25, 1998
Boxing Day (observed)                    -  December 28, 1998
New Year's Eve                           -  December 31, 1998
New Year's Day                           -  January 1, 1999
Epiphany                                 -  January 6, 1999
Good Friday                              -  April 2, 1999
Easter Monday                            -  April 5, 1999
Labour Day                               -  May 1, 1999
Ascension Day                            -  May 13, 1999
Whit Monday                              -  May 24, 1999
Midsummer Eve                            -  June 19, 1999
Christmas Eve                            -  December 24, 1999
Christmas Day (observed)                 -  December 27, 1999
Boxing Day (observed)                    -  December 28, 1999
New Year's Eve                           -  December 31, 1999

         REDEMPTION. A redemption request over the following Swedish holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/21/98                 12/29/98                   R+8
   12/25/98    Christmas Day                     12/22/98                 12/30/98                   R+8
   12/28/98    Boxing Day (observed)             12/23/98                  1/4/99                   R+12
   12/24/99    Christmas Eve                     12/21/99                 12/29/99                   R+8
   12/27/99    Christmas Day (observed)          12/22/99                 12/28/99                   R+8
   12/28/99    Boxing Day (observed)             12/23/99                  1/4/00                   R+12

         In the fourth quarter of 1998 and calendar year 1999, R+12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Sweden WEBS Index Series.

1. Banks open till 1 p.m.

THE SWITZERLAND WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular Swiss (Zurich) holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Christmas Eve 1                          -  December 24, 1998
Christmas Day                            -  December 25, 1998
St. Stephen's Day (observed)             -  December 28, 1998
New Year's Day                           -  January 1, 1999
Bank Holiday                             -  January 4, 1999
Good Friday                              -  April 2, 1999
Easter Monday                            -  April 5, 1999
Sechselauten 2                           -  April 20, 1999
Labour Day                               -  May 1, 1999
Ascension Day                            -  May 13, 1999
Whit Monday                              -  June 1, 1999
Knabenschiessen 2                        -  September 14
Christmas Eve 1                          -  December 24, 1999
Christmas Day (observed)                 -  December 27, 1999
St. Stephen's Day (observed)             -  December 28, 1999

         REDEMPTION. A redemption request over the following Swiss holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in the fourth quarter of 1998 and calendar year 1999):

                                               REDEMPTION                 REDEMPTION
     DATE               HOLIDAY       REQUEST DATE (REGISTRATION MARK)  SETTLEMENT DATE       SETTLEMENT PERIOD
     ----               -------       --------------------------------  ---------------       -----------------
   12/24/98    Christmas Eve                     12/21/98                 12/29/98                   R+8
   12/25/98    Christmas Day                     12/22/98                 12/30/98                   R+8
   12/28/98    Boxing Day (observed)             12/23/98                 12/31/98                   R+8
   12/24/99    Christmas Eve                     12/21/99                 12/29/99                   R+8
   12/27/99    Christmas Day                     12/22/99                 12/30/99                   R+8
   12/28/99    Boxing Day (observed)             12/23/99                 12/31/99                   R+8

         In the fourth quarter of 1998 and calendar year 1999, R+8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Switzerland WEBS Index Series.

1. Banks close at 12PM.
2. Zurich only.

THE UNITED KINGDOM WEBS INDEX SERIES

         REGULAR HOLIDAYS. The regular United Kingdom holidays affecting the relevant securities markets (and their respective dates in the fourth quarter of 1998 and calendar year 1999) are as follows:

Christmas Day                            -  December 25, 1998
Boxing Day (observed)                    -  December 28, 1998
New Year's Day                           -  January 1, 1999
Good Friday                              -  April 2, 1999
Easter Monday                            -  April 5, 1999
May Day                                  -  May 3, 1999
Spring Bank Holiday                      -  May 31, 1999
August Bank Holiday                      -  August 31, 1999
Christmas Day (observed)                 -  December 27, 1999
Boxing Day (observed)                    -  December 28, 1999
New Year's Eve                           -  December 31, 1999

         REDEMPTION. The Fund is not aware of a redemption request over any United Kingdom holiday that would result in a settlement period that will exceed 7 calendar days in the fourth quarter of 1998 and calendar year 1999.

World
Equity
Benchmark
Shares


A SIMPLE TRADE.
A SOPHISTICATED
INVESTMENT.

INVESTMENT
HIGHLIGHTS


WEBS(TRADEMARK)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
WORLD EQUITY BENCHMARK SHARES

What are WEBS?

(BULLET) WEBS are 17 country-specific series of securities that are listed and traded on the American Stock Exchange (AMEX).

(BULLET) Each WEBS Index Series represents an investment in an optimized portfolio of ordinary foreign shares that seeks to provide investment results that track the price and yield performance of a specific Morgan Stanley Capital International (MSCI) country index.

WEBS are not:                      WEBS do not:

(BULLET) Closed-end mutual funds.  (BULLET) Use leverage to increase their net assets.
(BULLET) ADRs or UITs.             (BULLET) Attempt to outperform an international market
(BULLET) Derivatives.                       through stock selection.

What is the purpose of WEBS?

(BULLET) WEBS are designed to give US investors exposure to specific international equity markets through a diversified portfolio of stocks for each foreign country selected.

(BULLET) These sophisticated investments are purchased through a simple stock trade and are free from the complexities, but not the risks, of foreign investing.


WEBS series issued for 17 countries:

     COUNTRY       AMEX SYMBOL     IOPV     COUNTRY          AMEX SYMBOL    IOPV
     ----------------------------------     ------------------------------------
     Australia         EWA         WBJ      Malaysia (Free)      EWM        INM
     Austria           EWO         INY      Mexico (Free)        EWW        INW
     Belgium           EWK         INK      Netherlands          EWN        INN
     Canada            EWC         WPB      Singapore (Free)     EWS        INR
     France            EWQ         WBF      Spain                EWP        INP
     Germany           EWG         WDG      Sweden               EWD        WBQ
     Hong Kong         EWH         INH      Switzerland          EWL        INL
     Italy             EWI         INE      United Kingdom       EWU        INU
     Japan             EWJ         INJ

"INDICATIVE OPTIMIZED PORTFOLIO VALUES" (IOPV'S) ARE CALCULATED USING REAL-TIME PRICES AND FX RATES AND ARE UPDATED EVERY 15 SECONDS BY BLOOMBERG(R). SEE THE STATEMENT OF ADDITIONAL INFORMATION OF WEBS INDEX FUND, INC. FOR MORE INFORMATION ON IOPV.


IN MALAYSIA, MEXICO AND SINGAPORE CERTAIN STOCKS HAVE RESTRICTIONS ON FOREIGN OWNERSHIP. MSCI CREATED (FREE) INDEXES IN THOSE COUNTRIES WHICH ONLY INCLUDE STOCKS IN WHICH FOREIGNERS MAY INVEST.

Fund adviser:

(BULLET) Barclays Global Fund Advisors, one of the world's largest institutional index money managers, will construct an optimized portfolio of foreign ordinary shares that seeks to perform like those of a specific MSCI Index.


WEBS benefits:

(BULLET) WEBS provide investors immediate access to international markets.

(BULLET) At $5-$22 per share, it is a relatively low cost, simplified approach to foreign investing.*

(BULLET) WEBS seek to produce investment results that correspond generally to the price and yield performance of a particular MSCI Index.

(BULLET) Each WEBS Index Series holds a diversified portfolio of foreign stocks of a country that is selected and monitored by a globally recognized institutional money manager.

(BULLET) Pricing is anticipated to be near NAV, due to WEBS' unique structure.

(BULLET) Daily liquidity on the AMEX in US dollars.

(BULLET) Increase potential to enhance returns and reduce portfolio risk through international diversification.

--------------------------------------------------------------------------------
*AS OF YEAR-END 12/31/97 THE WEBS INDEX SERIES HAD MAINTAINED A PRICE RANGE OF $5-$22 PER SHARE. THERE IS NO GUARANTEE THAT PRICES WILL REMAIN WITHIN THIS RANGE.

For more information call
1 800 810-WEBS



VISIT OUR INTERNET SITE
for information and daily prices and valuations
HTTP://WEBSONTHEWEB.COM



Real-time IOPVs available on
THE BLOOMBERG(REGISTRATION MARK) WEBS[GO]



WEBS
c/o Funds Distributor Inc.
60 State Street
Suite 1300
Boston, MA 02109


The investment return and
principal value of a WEBS
investment will fluctuate
so that an investor's shares
when sold, or Creation Unit(s)
when redeemed, may be worth
more or less than their original
cost. There are special risks of
international investing, including
currency and political risks.
Please call your financial advisor
or 1 800 810-WEBS to obtain
more complete information
about WEBS, including a
prospectus which details charges
and expenses. Please read the
prospectus carefully before
you invest or send money.

Distributed by:
Funds Distributor Inc.


--------------------------------------------------------------------------------
Creation Units:

(BULLET) They are large aggregations of a specified number of WEBS shares that are created and redeemed through an "Authorized Participant" (Broker/Dealer).

(BULLET) Each Creation Unit is backed by an in-kind deposit of a portfolio of foreign shares selected by the Adviser for each country offered, plus a specified amount of cash.

(BULLET) The process of creating or redeeming shares in Creation Units at their net asset value should enable WEBS to trade close to their NAV.

(BULLET) The Fund will not redeem or create WEBS in amounts less than Creation
         Units. However, WEBS may be bought and sold on the AMEX in any amount.

Investment risks:

(BULLET) There may be premiums/discounts to NAV from time to time, but large variances are not expected to be sustained due to the Creation/Redemption process.

(BULLET) WEBS are subject to foreign currency risk since they do not hedge currencies.

(BULLET) Investment returns in international markets may be more volatile than that of the US market. WEBS involve normal foreign investment risks, such as market fluctuations, due to changes in the economic and political developments in the countries with which they are associated.

WEBS features:

(BULLET) All 17 WEBS are traded in US dollars on the AMEX and settle T+3.

(BULLET) WEBS are marginable.

(BULLET) Can be sold short, even on a downtick.

(BULLET) WEBS are fully invested in stocks--generally, at least 95%.

(BULLET) Anticipated low portfolio turnover, since WEBS are "passively" managed.

(BULLET) WEBS are tax efficient; capital gains should be modest and are due mostly to corporate actions and rebalancing.

(BULLET) Dividends and capital gains, if any, distributed in US dollars, at least annually.

(BULLET) NAV daily at 4:00 pm NY time based on local market closing prices.
         Exchange rates at 4:00 pm London time. Except Mexican WEBS, FX rate 3:00 pm NY time.

(BULLET) Real-time IOPV updated every 15 seconds by Bloomberg(R) and available on all quote systems.

WEBS possible applications:

(BULLET) Alternative or complement to traditional closed-end and open-end funds.

(BULLET) Use as a country overweighting investment strategy.

(BULLET) Obtain index exposure to a single country or a specific region.

(BULLET) Use as a hedge.

(BULLET) Combine WEBS to create a customized portfolio of multiple or regional international markets.

(BULLET) Replicate MSCI EAFE Index through the purchase of a portfolio of WEBS.

(BULLET) Gain access to the foreign countries that do not have country specific funds available in the United States.

(BULLET) Use as the international component in an asset allocation account.

--------------------------------------------------------------------------------
INVHTRET-B                                                                  2/98

CONTENTS: Questions investors may have about WEBS

                           Introduction
                           Features
                           Benefits
                           Structure
                           Pricing
                           Creation and Redemption: for Institutional Investors Indexed Performance
                           Income Via Dividends and Capital Gains
                           Who to Contact

INTRODUCTION

                  WEBS enable institutional and individual investors to gain exposure to selected international equity markets. They represent a convenient and relatively economical means of diversifying a portfolio and gaining passive index management in certain foreign countries.

                  Introduced for trading on the American Stock Exchange (AMEX) in March, 1996, WEBS are issued in a number of country-specific Index Series by WEBS Index Fund, Inc. (the "Fund"), an investment company registered under the Investment Company Act of 1940. The companies and institutions involved include Barclays Global Fund Advisors (the "Adviser"), Funds Distributor, Inc. (the "Distributor"), Morgan Stanley Trust Company (the "Custodian"), Morgan Stanley Capital International ("MSCI"), PFPC Inc. (the "Administrator") and the American Stock Exchange, Inc. (the "AMEX").

                  Here are answers to some of the most frequently asked questions about WEBS.

FEATURES

                  Q    WHAT ARE "WEBS?"
                  A    WEBS, an acronym for "World Equity Benchmark Shares," are
                       shares issued in series by the Fund (each series being a "WEBS Index Series").

                  Q    WHO SHOULD INVEST IN WEBS?
                  A    WEBS are designed for investors who seek a relatively
                       low-cost "passive" approach for investing in a portfolio of equity securities of companies located in a particular foreign country.

                  Q    WHAT IS THE OBJECTIVE OF EACH WEBS INDEX SERIES?
                  A    The Fund is an index fund. The investment objective of
                       each of the WEBS Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index compiled by MSCI.

                  Q    WHICH COUNTRIES ARE REPRESENTED BY WEBS INDEX SERIES?
                  A    There are 17 WEBS Index Series of the Fund:

                               AMEX                           AMEX                             AMEX
                               TRADING                        TRADING                          TRADING
                  COUNTRY      SYMBOL      COUNTRY            SYMBOL       COUNTRY             SYMBOL
                  -------      -------     -------            -------      -------             -------
                  Australia    EWA         Hong Kong          EWH          Singapore (Free)    EWS
==========================================================================================================
                  Austria      EWO         Italy              EWI          Spain               EWP
==========================================================================================================
                  Belgium      EWK         Japan              EWJ          Sweden              EWD
==========================================================================================================
                  Canada       EWC         Malaysia (Free)    EWM          Switzerland         EWL
==========================================================================================================
                  France       EWQ         Mexico (Free)      EWW          United Kingdom      EWU
==========================================================================================================
                  Germany      EWG         Netherlands        EWN

More WEBS Index Series may be added in the future.

                  Q    WHEN WERE WEBS INTRODUCED?
                  A    WEBS were introduced for trading on the AMEX in
                       March, 1996.

                  Q    WHAT ARE THE MSCI INDICES?
                  A    The MSCI Indices used by the Webs Index Series as
                       benchmarks are market capitalization weighted indices that seek to track the performance of a particular country's publicly traded equity securities. They generally reflect approximately 60% of the capitalization of a country's stock market. The MSCI Indices balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

                       MSCI Indices have covered the world's developed markets since 1969, and the emerging markets since 1988. They are notable for the depth and breadth of their coverage.

                  Q    CAN WEBS PROVIDE INTERNATIONAL AND REGIONAL EXPOSURE?
                  A    Yes. Shares in different WEBS Index Series can be
                       purchased in different weightings to achieve desired international exposure, specifically or regionally, including most of the components of the MSCI EAFE Index
                       (Europe, Australasia and Far East Index).

                  Q    HOW ARE WEBS DIFFERENT FROM MUTUAL FUND SHARES?
                  A    There are a number of important differences.  WEBS shares
                       trade continuously on a secondary market, the AMEX, during regular AMEX trading hours, like any other publicly traded U.S. stocks listed on this Exchange. In contrast, mutual fund shares do not trade in the secondary market, and are normally bought and sold from the issuing mutual fund at prices determined only at the end of the day. WEBS may be bought and sold on the AMEX in any amount, but may be purchased from, and redeemed by, the Fund only in very large "Creation Unit" aggregations. Mutual fund shares are normally available from the issuing fund in much smaller amounts, and are redeemable in units of as little as one share.

                  Q    HOW ARE WEBS DIFFERENT FROM CLOSED-END FUNDS?
                  A    Closed-end funds, including other country or region-
                       specific funds, which also trade on U.S. exchanges, frequently trade at discounts or premiums to their net asset value (NAV). This is because the price of their shares reflects the forces of supply and demand. The Fund cannot predict whether the WEBS of its various WEBS Index
                       Series will trade at, above or below their NAVs in the future. However, given the fact that WEBS can be created or redeemed on any business day by institutional investors in Creation Unit aggregations (see Creation and Redemption section, page 7), the Fund believes that large discounts or premiums to the NAV of WEBS are unlikely to be sustainable.

                  Q    ARE WEBS LEVERAGED DERIVATIVES?
                  A    No. Each WEBS Index Series may not use derivatives for
                       the purpose of leveraging its investment portfolio, but they may be used to "equitize" a cash position, and for other limited purposes. A WEBS Index Series may also borrow money from banks for temporary or emergency purposes.

                  Q    WHAT IS THE EXPECTED PRICE RANGE FOR WEBS?
                  A    The price per WEBS share of each Index Series has ranged
                       between $5 and $23 as of 12/31/97, although there can be no assurance of this price range in the future.

                  Q    WHAT IS A ROUND LOT OF WEBS?
                  A    A round lot of shares of a WEBS Index Series is 100 WEBS.

BENEFITS

                  Q    HOW CAN WEBS SIMPLIFY THE PROCESS OF INTERNATIONAL
                       INVESTING?
                  A WEBS offer a number of advantages compared to the alternative of investing directly in a foreign market:

                  (BULLET) WEBS give investors broad market exposure for a
                       specific country, in one trade.

                  (BULLET) WEBS give investors a way to gain exposure
                       internationally yet trade locally, on the AMEX.

                  (BULLET) WEBS' index investing approach frees investors from the process of stock selection and the many complexities associated with direct foreign stock ownership.

                  (BULLET) WEBS trade and settle in U.S. Dollars three business days after the trade date.

                  Q    HOW EASILY CAN I BUY AND SELL WEBS?
                  A    Investors can trade WEBS during normal market hours, just
                       like any other U.S. stock.

                  Q    CAN I USE WEBS FOR TARGETED PORTFOLIO EXPOSURE?
                  A    Yes. WEBS are well suited for this purpose. You can
                       choose a specific country and its equity market from a range of available WEBS Index Series that covers 15 countries in Europe, Australasia and the Far East, as well as Canada and Mexico. More WEBS Index Series may be added in the future.

                  Q    HOW BROAD IS THE EXPOSURE IN A GIVEN FOREIGN EQUITY
                       MARKET?
                  A MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI index for such country. Each WEBS Index Series seeks to provide investment results that correspond generally to the price and yield performance of the relevant index.

STRUCTURE

                  Q    WHO ISSUES WEBS?
                  A    WEBS Index Fund, Inc., an investment company registered
                       under the Investment Company Act of 1940, as amended, and organized as a series fund.

                  Q    WHO OWNS THE FUND?
                  A    Investors in WEBS become equity shareholders in the Fund.

                  Q WHO MANAGES THE INVESTMENT PORTFOLIOS OF THE WEBS INDEX SERIES?
                  A Barclays Global Fund Advisors is responsible for the investment management of each WEBS Index Series. Their responsibilities include portfolio construction, monitoring and rebalancing designed to help track the performance of the relevant MSCI Index for each WEBS Index Series.

                  Q    WHERE ARE THESE PORTFOLIO SECURITIES HELD?
                  A    Morgan Stanley Trust Company is the global custodian and
                       lending agent for the portfolio securities and cash of each of the WEBS Index Series. Portfolio securities will be held in the various foreign countries, through the Custodian's network of local sub-custodians.

PRICING

                  Q    HOW IS NET ASSET VALUE (NAV) DETERMINED?
                  A    Net Asset Value (NAV) per WEBS for each WEBS Index Series
                       is computed by dividing the value of the net assets of such WEBS Index Series by the total number of WEBS of such Index Series outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV.
                       The NAV for each WEBS Index Series is determined as of the close of the regular trading session on the New York
                       Stock Exchange, Inc. (NYSE), ordinarily 4:00 p.m. New
                       York time, on each day such Exchange is open.

                       In computing a WEBS Index Series' NAV, the WEBS Index Series' portfolio securities are valued based on their last-quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in the over-the-counter market are valued at the latest quoted bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value, as determined in good faith by the Adviser, in accordance with procedures adopted by the Fund's board of directors.

                       The values of portfolio securities are converted into U.S. Dollars at the same foreign exchange rate used by MSCI in computing the relevant MSCI Index on any particular day. This is currently the rate at 4:00 p.m., London time, except for the Mexico (Free) WEBS Index, where the rate used is that as of 3:00 p.m. New York time.

                  Q    WILL THE NAV FLUCTUATE?
                  A    The NAV of each WEBS Index Series will fluctuate with
                       changes in the market value of its underlying portfolio securities, with changes in the exchange rates between the U.S. Dollar and the relevant foreign currency, and with the WEBS Index Series' income and expenses.

                  Q DO I MAINTAIN THE FOREIGN CURRENCY EXPOSURE OF THE BENCHMARK MSCI INDEX?
                  A Although WEBS trade in U.S. Dollars, investors still have foreign currency exposure with respect to the underlying securities of a WEBS Index Series. The Fund will not hedge such foreign currency exposure.

                  Q    DO I HAVE ANY OTHER PERFORMANCE EXPOSURE?
                  A    Yes. WEBS investors have full exposure to the price
                       movements of the underlying securities, and to the movement of the foreign currencies against the U.S.
                       Dollar.

                  Q    ARE THERE ANY SALES LOADS?
                  A    No. The Fund does not impose any initial or deferred
                       sales charge, and is thus a "no-load" fund. Investors will pay normal brokerage commissions when buying and selling WEBS on the AMEX, just as they do when transacting in any other AMEX-listed security.

                  Q HOW DO THE MANAGEMENT FEES PAYABLE BY THE FUND COMPARE TO THOSE PAID BY ACTIVELY MANAGED FUNDS?
                  A The Fund is an index fund. Management fees for passively managed index funds are typically lower than for actively managed funds. The reason for this is that passive management will require fewer investment, research and trading decisions, thereby justifying lower fees.

                  Q    WHERE CAN I GET IMMEDIATE, UP-TO-DATE PRICE INFORMATION?
                  A    Pricing of WEBS on the AMEX is continuous during normal
                       trading hours. Investors can obtain this information using the AMEX's pricing symbols for WEBS through any information service that reports AMEX prices. The closing prices will be published in major newspapers on the following business day.

CREATION AND REDEMPTION: FOR INSTITUTIONAL INVESTORS

                  Q    HOW ARE WEBS CREATED OR REDEEMED?
                  A    WEBS may be created and redeemed only in Creation Units,
                       which range in value depending on the WEBS Index Series.
                       A detailed description of the creation and redemption process appears in the Prospectus and Statement of Additional Information.

                  Q    WHAT IS A "CREATION UNIT?"
                  A    A specified number of WEBS, which varies depending on the
                       WEBS Index Series. To purchase a Creation Unit, an investor generally deposits a portfolio of securities designated by the Adviser, plus an amount of cash specified by the Administrator.

                  Q    WHAT IS THE DIFFERENCE BETWEEN A CREATION UNIT AND A
                       WEBS?
                  A A creation Unit is simply a specified number of WEBS shares.

                  Q    WHO CAN CREATE THEM?
                  A    Any investor who makes an in-kind deposit through an
                       Authorized Participant of a designated portfolio of equity securities specified for a WEBS Index Series, plus a cash amount, and a fee to cover creation and other transaction costs.

                  Q    HOW ARE THEY ISSUED?
                  A    The Fund issues and sells Creation Units of WEBS of each
                       WEBS Index Series on a continuous basis through the Distributor at their NAV next determined after receipt of an order in proper form. WEBS may also be sold in Creation Units for cash, in the sole discretion of the Fund.

                  Q CAN WEBS BE REDEEMED FOR THEIR UNDERLYING PORTFOLIO SECURITIES?
                  A Yes. WEBS are redeemable, but only when aggregated in a Creation Unit.

                  Q    HOW ARE CREATION UNITS REDEEMED?
                  A    A Creation Unit will be redeemed by the Fund at its NAV.
                       On redemption, the Fund will deliver the portfolio securities, plus cash in an amount equal to the difference between the NAV of the WEBS shares and the value of the deposit securities, less a redemption transaction fee. Redemption requests must be submitted to the Distributor through an Authorized Participant. A
                       Creation Unit may also be redeemed for cash, in the sole discretion of the Fund.

                  Q    WHEN CAN CREATION UNITS BE REDEEMED?
                  A    Authorized Participants can instruct the Distributor (at
                       1-800-810-WEBS) to redeem Creation Units, between the hours of 9:30 a.m. and 4:00 p.m. New York time, when the AMEX is open for business.

                  Q ARE THERE COSTS INVOLVED IN CREATING AND REDEEMING CREATION UNITS?
                  A Yes. A redeeming investor must pay a fee to the Fund to offset transfer and other transaction costs that may be incurred by the relevant WEBS Index Series. Investors will also bear the costs of transferring the deposited securities to or from the Fund to their account.

INDEXED PERFORMANCE

                  Q    WHAT IS THE PERFORMANCE OBJECTIVE OF EACH WEBS INDEX
                       SERIES?
                  A Each WEBS Index Series intends to remain as fully invested as practicable in a pool of equity securities, the performance of which will, in the Adviser's judgement, approximate the performance of the relevant MSCI Index taken in its entirety. For more information, see "Investment Policies" in the Prospectus.

                  Q WILL EACH WEBS INDEX SERIES FULLY REPLICATE THE RELEVANT MSCI INDEX?
                  A A WEBS Index Series generally will not hold all the stocks that comprise the relevant MSCI Index, due in part to the costs involved and, in certain instances, to the potential illiquidity of certain securities. Instead, each Index Series will attempt to hold a representative sample of the securities in the MSCI Index, which will be selected by the Adviser using quantitative analytical models, in a technique known as "portfolio sampling." Certain WEBS Index Series may also hold securities that are not in the relevant MSCI Index where this is considered necessary or appropriate in light of applicable investment restrictions.

                  Q    WHAT IS PORTFOLIO SAMPLING?
                  A    Under this technique, each stock is considered for
                       inclusion in the Index Series based on its contribution to certain capitalization, industry and fundamental investment characteristics. The Adviser will try to construct each WEBS Index Series portfolio so that, in the aggregate, its capitalization, industry and fundamental investment characteristics are expected to perform like those of the relevant MSCI Index.

                  Q HOW CLOSELY WILL THE PERFORMANCE OF WEBS TRACK THE INDEX PERFORMANCE?
                  A Due to the use of the portfolio sampling technique, a WEBS Index Series is not expected to track its benchmark index with the same degree of accuracy as it would if it invested in every stock in the relevant Index. The expected tracking error of a WEBS Index Series relative to the performance of its benchmark index is expected to be less than 5%. The tracking error will generally be greater for WEBS Index Series that have benchmark indices with fewer rather than greater numbers of component stocks.

                  Q WHAT IF THE PERFORMANCE OF THE UNDERLYING EQUITY PORTFOLIO EXCEEDS OR UNDERPERFORMS THE RELEVANT INDEX?
                  A Over time, the portfolio composition of a WEBS Index Series may be rebalanced, to reflect changes in the subject MSCI Index, or with a view to bringing the performance and characteristics of the WEBS Index Series more in line with that of the relevant MSCI Index. Any such rebalancing would require the WEBS Index Series to incur transaction costs and other expenses.

                  Q DO THE WEBS INDEX SERIES TRACK THE PERFORMANCE OF THE MSCI INDICES WITH OR WITHOUT DIVIDENDS REINVESTED?
                  A The MSCI Indices utilized by the WEBS Index Series reflect the reinvestment of net dividends (except for the Mexico (Free) WEBS Index Series, which uses an MSCI Index that reflects reinvestment of gross dividends).

INCOME VIA DIVIDENDS AND CAPITAL GAINS

                  Q    WHEN ARE DIVIDENDS AND CAPITAL GAINS PAID ON WEBS?
                  A    Dividends and capital gain distributions will be payable
                       at least annually, and will be distributed to investors in U.S. Dollars. Dividends may be more frequent than annually for certain WEBS Index Series.

                  Q    CAN WEBS DIVIDENDS BE REINVESTED?
                  A    Dividends may not be automatically reinvested in WEBS
                       shares of a WEBS Index Series at this time, although investors may always purchase additional WEBS in the secondary market with distributions received on their existing WEBS.

                  Q    WHAT IS INCLUDED IN WEBS' ACCRUED INCOME?
                  A    Net investment income from dividends, interest income,
                       securities lending income and net gains from currency transactions, less WEBS Index Series operating expenses, plus net short-term capital gains.

                  Q    IS INCOME COMMINGLED AMONG WEBS INDEX SERIES?
                  A    No. However, the WEBS Index Series share certain expenses
                       incurred at the Fund level.

                  Q    IS THERE ANY WITHHOLDING TAX ON INCOME?
                  A    Dividends on the portfolio stocks held in each WEBS Index
                       Series may be subject to foreign income taxes withheld at source. There should not be any further withholding tax on distributions to WEBS investors who are U.S. investors and who complete all required U.S. tax forms. Foreign investors will be subject to U.S. withholding tax on WEBS' ordinary income dividends at a 30% rate or lower, pursuant to the relevant tax treaty. Each WEBS Index
                       Series will flow through such withholding taxes to its shareholders, who can choose to either deduct or credit them against their U.S. income tax liability.

                  Q HOW ARE DIVIDENDS AND CAPITAL GAINS TREATED FOR FEDERAL INCOME TAX PURPOSES?
                  A Tax treatment is comparable to an investment in a mutual fund that invests in foreign securities. Dividends paid out of a WEBS Index Series' net investment income and distributions of net realized short-term capital gains are taxable to a U.S. investor as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable to a U.S. investor as long-term capital gains, regardless of how long the investor has held their WEBS. Dividends and distributions paid by a WEBS Index Series will not qualify for the deduction for dividends received by corporations.

                       Distributions in excess of a WEBS Index Series' current and accumulated earnings and profits will be treated as a tax-free return of capital to each WEBS Index Series investor, to the extent of the investor's basis in their WEBS, and as capital gain thereafter.

                       Gains or losses realized upon a sale by a holder of WEBS or redemption by a Creation Unit holder who is not a securities dealer, will generally be treated as a long-term capital gain or loss if the WEBS or Creation Unit have been held for more than one year; and otherwise as a short-term capital gain or loss.

                  Q DO INVESTORS RECEIVE THE GROSS AMOUNT OF ALL THEIR WEBS INDEX SERIES' DIVIDENDS AND CAPITAL GAINS?
                  A No. Expenses are deducted daily against each WEBS Index Series' income flows.

                  Q    WHERE CAN I FIND THE RECORD DATE FOR A WEBS INDEX SERIES?
                  A    They will be announced in accordance with applicable AMEX
                       requirements.

WHO TO CONTACT

                       If you have further questions or need more WEBS product information, call 1-800-810-WEBS toll free.
                       Or, write to: WEBS c/o
                       Funds Distributor, Inc.
                       60 State Street
                       Suite 1300
                       Boston, MA  02109

            (BULLET)   To buy WEBS shares on the AMEX, contact your broker.

            (BULLET) To create WEBS Creation Units, contact an Authorized Participant. The names of the current Authorized Participants are available from the Distributor at 1-800-810-WEBS.

            (BULLET) To redeem WEBS Creation Units, contact Funds Distributor, Inc. at the above toll-free number.

            (BULLET) To get current WEBS prices, consult your broker, or any service that carries current trading information for AMEX-listed securities.

            (BULLET) For information concerning requirements for purchasing or redeeming Creation Unit aggregations of WEBS, call 1-800-810-WEBS.

                       Funds Distributor, Inc., Distributor

                       For more information on WEBS, including a prospectus which details charges and expenses, please call 1-800-810-WEBS. Please read the prospectus carefully before you invest.

                       The investment returns and principal value of a WEBS investment will fluctuate, so that an investor's shares when sold, or Creation Unit(s) when redeemed, will be worth more or less than their original cost.

                       There are special risks of international investing, including currency and political risks.

WEBS
[GRAPHIC OMITTED]

World
Equity
Benchmark
Shares


--------------------------------------------------------------------------------
MSCI Indices vs. S&P 500 - periods ending 6/30/98
In US Dollars - (Reinvestment of Net Dividends except for Mexico (Free) and the S&P 500)*

     TEN YEAR GROWTH OF $10,000             SEVEN YEAR GROWTH OF $10,000            FIVE YEAR GROWTH OF $10,000
          6/30/88 - 6/30/98                       6/30/91 - 6/30/98                      6/30/93 - 6/30/98

MEXICO (FREE)                $91,462     SWITZERLAND                 $51,817    SWEDEN                      $38,282
SWITZERLAND                  $69,129     NETHERLANDS                 $45,070    SPAIN                       $36,079
NETHERLANDS                  $65,318     S&P 500                     $36,359    SWITZERLAND                 $33,568
S&P 500                      $54,787     SWEDEN                      $35,934    NETHERLANDS                 $33,081
SWEDEN                       $53,374     BELGIUM                     $35,916    GERMANY                     $30,058
GERMANY                      $49,975     SPAIN                       $34,347    S&P 500                     $28,225
FRANCE                       $42,749     GERMANY                     $32,599    BELGIUM                     $27,650
UNITED KINGDOM               $42,686     UNITED KINGDOM              $30,998    UNITED KINGDOM              $25,527
BELGIUM                      $42,020     FRANCE                      $30,985    ITALY                       $23,865
HONG KONG                    $35,506     ITALY                       $23,628    FRANCE                      $23,503
SPAIN                        $34,004     HONG KONG                   $22,083    CANADA                      $19,267
AUSTRIA                      $30,270     CANADA                      $19,167    AUSTRALIA                   $15,984
ITALY                        $25,977     MEXICO (FREE)               $17,365    AUSTRIA                     $14,525
CANADA                       $22,620     AUSTRALIA                   $16,327    HONG KONG                   $10,941
AUSTRALIA                    $18,664     AUSTRIA                     $13,245    MEXICO (FREE)               $10,678
SINGAPORE (FREE)             $15,973     SINGAPORE (FREE)             $9,645    SINGAPORE (FREE)             $7,250
MALAYSIA (FREE)               $8,655     JAPAN                        $8,019    JAPAN                        $6,809
JAPAN                         $6,413     MALAYSIA (FREE)              $5,717    MALAYSIA (FREE)              $4,172

MSCI: Morgan Stanley Capital International
*Assumes reinvestment of net dividends except for the Mexico (Free) and the S&P 500 Indices. Net dividends means dividends after reduction for taxes withheld at source. The Mexico (Free) and S&P 500 Indices reflect gross dividends since Mexican and U.S. companies do not withhold tax from U.S. investors. The dividend withholding rate used by MSCI is that relevant for residents of Luxembourg, and such rate is higher than the rate applicable to U.S. residents in the case of the following WEBS Index Series: Australia (30% vs. 15%), Austria (15% vs. 11%) and Germany (15% vs. 10%).

On June 2, 1997 the Malaysia WEBS Index Series commenced using the MSCI Malaysia
(Free) Index as its benchmark index.

Past performance is no guarantee of future results, nor do index results represent any past or expected future performance of WEBS. IT IS NOT POSSIBLE TO INVEST IN AN INDEX. Indices are unmanaged and do not bear expenses, unlike WEBS. Foreign markets may be volatile and performance is subject to market fluctuations, political risks and currency risks.

Funds Distributor Inc., Distributor.               For more information on WEBS,
                                    including a prospectus which details charges
                                         and expenses, please call 800-810-WEBS.

--------------------------------------------------------------------------------
Sources: Morgan Stanley Capital
International and Standard and
Poor's Corporation.      Please read the prospectus carefully before you invest.
                                                                           07/98

WEBS
[GRAPHIC OMITTED]

World
Equity
Benchmark
Shares

MSCI Indices and S&P 500 Total Cumulative Return--$10,000 Investment for the ten years ended 6/30/98
In US Dollars (Reinvestment of Net Dividends except for Mexico (Free) and the S&P 500)*

[GRAPHIC OMITTED]
                       AVERAGE
                       ANNUAL
                       RETURN              TOTAL CUMULATIVE RETURN
MEXICO (FREE)           24.77%                     $91.462
SWITZERLAND             21.33%                     $69,129
NETHERLANDS             20.64%                     $65,318
S&P 500                 18.54%                     $54,787
SWEDEN                  18.23%                     $53,374
GERMANY                 17.46%                     $49,975
FRANCE                  15.64%                     $42,749
UNITED KINGDOM          15.62%                     $42,686
BELGIUM                 15.44%                     $42,020
HONG KONG               13.51%                     $35,506
SPAIN                   13.02%                     $34,004
AUSTRIA                 11.71%                     $30,270
ITALY                   10.03%                     $25,997
CANADA                   8.51%                     $22,620
AUSTRALIA                6.44%                     $18,664
SINGAPORE (FREE)         4.79%                     $15,973
MALAYSIA (FREE)         -1.43%                      $8,655
JAPAN                   -4.35%                      $6,413

MSCI: Morgan Stanley Capital International
*Assumes reinvestment of net dividends except for the Mexico (Free) and the S&P 500 Indices. Net dividends means dividends after reduction for taxes withheld at source. The Mexico (Free) and S&P 500 Indices reflect gross dividends since Mexican and U.S. companies do not withhold tax from U.S. investors. The dividend withholding rate used by MSCI is that relevant for residents of Luxembourg, and such rate is higher than the rate applicable to U.S. residents in the case of the following WEBS Index Series: Australia (30% vs. 15%), Austria (15% vs. 11%) and Germany (15% vs. 10%).

On June 2, 1997 the Malaysia WEBS Index Series commenced using the MSCI Malaysia
(Free) Index as its benchmark index.

Past performance is no guarantee of future results, nor do index results represent any past or expected future performance of WEBS. IT IS NOT POSSIBLE TO INVEST IN AN INDEX. Indices are unmanaged and do not bear expenses, unlike WEBS. Foreign markets may be volatile and performance is subject to market fluctuations, political risks and currency risks.

Funds Distributor Inc., Distributor.               For more information on WEBS,
                                    including a prospectus which details charges
                                         and expenses, please call 800-810-WEBS.

--------------------------------------------------------------------------------
Sources: Morgan Stanley Capital International         Please read the prospectus
and Standard and Poor's Corporation.                carefully before you invest.
MSCI/SP500                                                                 07/98

WEBS(TRADEMARK)
(GRAPHIC OMITTED)

World
Equity
Benchmark
Shares

Average Annual Performance of MSCI Indices and the S&P 500 - periods ending 9/30/98
In US Dollars - (Reinvestment of Net Dividends, except for Mexico (Free) and S&P 500.)*

                                                                            TOTAL CUMULATIVE RETURN
                                                                               $10,000 INVESTMENT
                             YTD      1 YR      3 YR      5 YR      10 YR        9/30/98-9/30/98
                             ---      ----      ----      ----      -----   -----------------------
AUSTRALIA                  -7.29    -19.25      -0.60      5.58      5.51            $17,090
AUSTRIA                    -7.33     -9.64      -2.48     -0.73      7.92            $21,424
BELGIUM                    36.48     40.05      23.17     21.49     14.50            $38,742
CANADA                    -18.69    -22.99       6.96      8.59      5.90            $17,746
FRANCE                     15.92     14.34      18.31     12.49     13.22            $34,618
GERMANY                    15.27     15.49      18.48     16.81     14.65            $39,237
HONG KONG                 -25.71    -47.11      -7.67      0.47     14.27            $37,951
ITALY                      19.99     23.97      21.72     14.95      8.26            $22,107
JAPAN                     -17.18    -33.53     -17.50    -10.96     -5.96             $5,408
MALAYSIA (FREE)(DAGGER)   -56.90    -73.37     -44.31    -27.08     -5.19             $5,870
MEXICO (FREE)(DAGGER)     -39.83    -41.87       2.11     -5.84     21.51            $70,172
NETHERLANDS                 2.04     -0.79      19.54     19.95     18.39            $54,096
SINGAPORE (FREE)(DAGGER)  -35.67    -48.93     -25.12    -10.31      5.13            $16,490
SPAIN                      16.81     14.75      30.82     21.42     11.62            $30,016
SWEDEN                     -0.65    -11.66      14.21     20.91     14.88            $40,052
SWITZERLAND                -0.42      7.77      17.22     20.29     19.15            $57,660
UNITED KINGDOM              3.03      3.36      18.42     16.59     14.42            $38,477
------------------------------------------------------------------------------------------------
EAFE                       -0.55     -8.34       3.75      5.35      5.10            $16,438
------------------------------------------------------------------------------------------------
EAFE EX JAPAN               5.02      1.91      14.59     14.56     13.46            $35,346
------------------------------------------------------------------------------------------------
EUROPE                      8.26      8.34      18.84     17.21     14.48            $38,656
------------------------------------------------------------------------------------------------
S&P 500                     4.81      7.37      20.28     17.25     14.10            $37,404

MSCI: Morgan Stanley Capital International
EAFE: Europe, Australasia and Far East.
(DAGGER) Lipper does not have a net dividend return for these indices
*Assumes reinvestment of net dividends except for the Mexico (Free) and the S&P 500 Indices. Net dividends means dividends after reduction for taxes withheld at source. The Mexico (Free) and S&P 500 Indices reflect gross dividends since Mexican and U.S. companies do not withhold tax from U.S. investors. The dividend withholding rate used by MSCI is that relevant for residents of Luxembourg, and such rate is higher than the rate applicable to U.S. residents in the case of the following WEBS Index Series: Australia (30% vs. 15%), Austria (15% vs. 11%) and Germany (15% vs. 10%).

Past performance is no guarantee of future results, nor do index results represent any past or expected future performance of WEBS. IT IS NOT POSSIBLE TO INVEST IN AN INDEX. Indices are unmanaged, and do not bear expenses, unlike WEBS. Foreign markets may be volatile and performance is subject to market fluctuations, political risks and currency risks.
--------------------------------------------------------------------------------
Funds Distributor Inc., Distributor.              For more information on WEBS,
                                    including a prospectus which details charges
                                         and expenses, please call 800-810-WEBS.

Source: Lipper Analytical Services,
Morgan Stanley Capital International        Please read the prospectus carefully
and Standard and Poor's Corporation                           before you invest.

                                                                           10/98

WEBS (TRADEMARK)

(LOGO OMITTED)

World
Equity
Benchmark
Shares

Annual Market Performance and Ranking for 17 MSCI Indices and S&P 500-periods ending 12/31 In US Dollars - (Reinvestment of Net Dividends, except for Mexico
(Free) and S&P 500.)*

RANKING       1997                       1996                         1995                      1994
 ---------------------------    -----------------------    ------------------------    -----------------------
 1. Mexico (Free)     53.92%    Spain            40.05%    Switzerland       44.12%    Japan            21.44%
 2. Switzerland       44.25%    Sweden           37.21%    S&P 500           37.58%    Sweden           18.34%
 3. Italy             35.48%    Hong Kong        33.08%    Sweden            33.36%    Netherlands      11.70%
 4. S&P 500           33.36%    Canada           28.54%    Spain             29.83%    Italy            11.56%
 5. Spain             25.41%    Netherlands      27.51%    Netherlands       27.71%    Belgium           8.24%
 6. Germany           24.57%    United Kingdom   27.42%    Belgium           25.88%    Singapore (Free)  5.81%
 7. Netherlands       23.77%    Malaysia (Free)  25.89%    Hong Kong         22.57%    Australia         5.40%
 8. United Kingdom    22.62%    S&P 500          22.96%    United Kingdom    21.27%    Germany           4.66%
 9. Belgium           13.55%    France           21.20%    Canada            18.31%    Switzerland       3.54%
10. Sweden            12.92%    Mexico (Free)    18.70%    Germany           16.41%    S&P 500           1.32%
11. Canada            12.80%    Australia        16.49%    France            14.12%    United Kingdom   -1.63%
12. France            11.94%    Germany          13.58%    Singapore (Free)  12.19%    Canada           -3.04%
13. Austria            1.57%    Italy            12.59%    Australia         11.19%    Spain            -4.80%
14. Australia        -10.44%    Belgium          12.03%    Malaysia (Free)    5.16%    France           -5.18%
15. Hong Kong        -23.29%    Austria           4.51%    Italy              1.05%    Austria          -6.28%
16. Japan            -23.67%    Switzerland       2.28%    Japan              0.69%    Malaysia (Free) -19.94%
17. Singapore (Free) -40.46%    Singapore (Free)  0.33%    Austria           -4.72%    Hong Kong       -28.90%
18. Malaysia (Free)  -68.11%    Japan           -15.50%    Mexico (Free)    -20.37%    Mexico (Free)   -40.55%

RANKING     1993                      1992                          1991
 ------------------------   -------------------------    ------------------------
 Hong Kong        116.70%   Hong Kong          32.29%    Mexico (Free)    126.04%
 Malaysia (Free)  110.00%   Mexico (Free)      24.98%    Hong Kong         49.52%
 Singapore (Free)  73.41%   Malaysia (Free)    17.76%    Singapore (Free)  43.61%
 Mexico (Free)     49.35%   Switzerland        17.23%    Australia         33.64%
 Switzerland       45.79%   S&P 500             7.62%    S&P 500           30.47%
 Sweden            36.99%   Singapore (Free)    4.49%    France            17.83%
 Germany           35.64%   France              2.81%    Netherlands       17.80%
 Netherlands       35.28%   Netherlands         2.30%    United Kingdom    16.02%
 Australia         35.17%   Belgium            -1.47%    Switzerland       15.77%
 Spain             29.78%   United Kingdom     -3.65%    Spain             15.63%
 Italy             28.53%   Germany           -10.27%    Sweden            14.42%
 Austria           28.09%   Austria           -10.65%    Belgium           13.77%
 Japan             25.48%   Australia         -10.82%    Canada            11.08%
 United Kingdom    24.44%   Canada            -12.15%    Japan              8.92%
 Belgium           23.51%   Sweden            -14.41%    Germany            8.16%
 France            20.91%   Japan             -21.45%    Malaysia (Free)    4.95%
 Canada            17.58%   Spain             -21.87%    Italy             -1.82%
 S&P 500           10.08%   Italy             -22.22%    Austria          -12.23%

MSCI: Morgan Stanley Capital International
*Assumes reinvestment of net dividends except for the Mexico (Free) and the S&P 500 Indices. Net dividends means dividends after reduction for taxes withheld at source. The Mexico (Free) and S&P 500 Indices reflect gross dividends since Mexican and U.S. companies do not withhold tax from U.S. investors. U.S. Market represented by the S&P 500 Index. The dividend withholding rate used by MSCI is that relevant for residents of Luxembourg, and such rate is higher than the rate applicable to U.S. residents in the case of the following WEBS Index Series:
Australia (30% vs. 15%), Austria (15% vs. 11%) and Germany (15% vs. 10%).

Past performance is no guarantee of future results, nor do index results represent any past or expected future performance of WEBS. IT IS NOT POSSIBLE TO INVEST IN AN INDEX. Indices are unmanaged, and do not bear expenses, unlike WEBS. Foreign markets may be volatile and performance is subject to market fluctuations, political risks and currency risks. Annual total return in U.S. $ for each country index is based on the change for the period of 1/1 through 12/31 in the market and currency value of the individual stocks comprising each index, assuming reinvestment of any dividends.

Funds Distributor Inc., Distributor.               For more information on WEBS,
                                    including a prospectus which details charges
                                         and expenses, please call 800-810-WEBS.
--------------------------------------------------------------------------------
Sources: Lipper Analytical Services,
Morgan Stanley Capital International,       Please read the prospectus carefully
and Standard and Poor's Corporation                           before you invest.

MSCIFACT                                                                   10/98

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:

         (1) Included in Part A: Audited financial highlights for each WEBS Index Series for the period March 12, 1996 to August 31, 1996 and the fiscal years ended August 31, 1997 and 1998.

              Included in Part B: Audited financial statements of WEBS Index Fund, Inc., including notes thereto, and the Report of Ernst & Young LLP, independent auditors for the Registrant, for the fiscal year ended August 31, 1998 are incorporated herein by reference to Registrant's Annual Report to Shareholders dated August 31, 1998, which was filed with, and accepted by, the U.S. Securities and Exchange Commission via EDGAR on Form Type N-30D (with an accession number: 0000935069-98-000203) on November 9, 1998.

         (2) All required financial statements are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

         Included in Part B: None.

(b)      Exhibits:

(1)                --   Articles of Amendment and Restatement of the Fund are
                        incorporated herein by reference to Pre-Effective
                        Amendment No. 2 as filed with the SEC on March 1, 1996
                        ("Pre-Effective Amendment No.2").

(1) (A)            --   Articles of Amendment to the Charter of WEBS Index Fund,
                        Inc. are incorporated herein by reference to Post-Effective Amendment No. 2 as filed with the SEC on December 27, 1996 ("PEA No.2").

(2)                --   Amended Bylaws of the Fund are incorporated herein by
                        reference to Pre-Effective Amendment No. 2.

(2) (A)            --   Amendment No. 1 to the Amended Bylaws of the Fund is
                        incorporated by reference to Post-Effective Amendment
                        No. 8 as filed with the SEC on August 21, 1997 ("PEA No.
                        8").

(3)                --   Not applicable.

(4)                --   Form of global certificate evidencing shares of the
                        Common Stock, $.001 par value, of each Index Series of the Fund is incorporated by reference to Pre-Effective
                        Amendment No. 2.

(5)                --   Investment Management Agreement between the Fund and
                        Barclays Global Fund Advisors is incorporated by reference to Post-Effective Amendment No. 1 as filed with the SEC on October 30, 1996 ("PEA No. 1").

(6)                --   Distribution Agreement between the Fund and Funds
                        Distributor, Inc. is incorporated by reference to PEA
                        No. 1.

(6) (A)            --   Amendment of Distribution Agreement between the Fund and
                        Funds Distributor, Inc. is incorporated by reference to PEA No. 8.

(6) (B)            --   Form of Authorized Participant Agreement.

(6) (B) (1)        --   Authorized Participant Agreement for Merrill Lynch is
                        incorporated by reference to PEA No. 1.

(6) (C)            --   Form of Sales and Investor Services Agreement.

(7)                --   Not applicable.

(8)                --   Custodian Agreement between the Fund and Morgan Stanley
                        Trust Company dated as of March 5, 1996 is incorporated by reference to PEA No. 1.

(8) (A)            --   Amendment of Custodian Agreement between the Fund and
                        Morgan Stanley Trust Company is incorporated by reference to PEA No. 8.

(8) (B)            --   Lending Agreement dated as of March  5, 1996 between
                        Morgan Stanley Trust Company and the Fund is incorporated by reference to PEA No. 1.

(9)                --   Amended Administration and Accounting Services Agreement
                        between the Fund and PFPC Inc. is incorporated by reference to PEA No. 10.

(9) (A)            --   Transfer Agency Services Agreement between the Fund and
                        PNC Bank, National Association is incorporated by reference to PEA No. 1.

(9) (B)            --   Amendment of Transfer Agency Services Agreement between
                        the Fund  and  PNC  Bank,  National   Association  is
                        incorporated by reference to PEA No. 8.

(9) (C)            --   License Agreement between the Fund and Morgan Stanley
                        Capital International is incorporated by reference to Pre-Effective Amendment No. 2.

(9) (D)            --   Amendment of  License Agreement between the Fund and
                        Morgan Stanley Capital International is incorporated by reference to PEA No 8.

(9) (E)            --   Sub-Administration Agreement between the Fund, PFPC Inc.
                        and Morgan Stanley Trust Company is incorporated by reference to PEA No. 10.

(9) (E) (1)        --   Assignment Letter among Morgan Stanley Trust Company,
                        Morgan Stanley & Co. Incorporated and PFPC Inc.

(10)               --   Not applicable.

(11)               --   Opinion and consent of Ernst & Young, LLP.

(13)               --   Subscription Agreement(s) between the Fund and  Funds
                        Distributor, Inc. with respect to the Fund's initial capitalization in incorporated by reference to Pre-Effective Amendment No. 3 as filed with the SEC on March 6, 1996.

(13) (A)           --   Letter of  Representations among the Depository  Trust
                        Company, the Fund and Morgan Stanley Trust Company is incorporated by reference to Pre-Effective Amendment No.
                        2.

(14)               --   Not applicable.

(15)               --   Form of  12b-1 Plan is incorporated by reference to
                        Pre-Effective Amendment No. 2

(16)               --   Schedule of Performance Computations is incorporated by
                        reference to PEA No. 8

(17)               --   Financial Data Schedules.

------------------------

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         As of November 13, 1998, The Depository Trust Company was the record holder of each of the initial seventeen WEBS Index Series of the Fund.

ITEM 27. INDEMNIFICATION

         Incorporated by reference to PEA No. 7.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See "Management of the Fund" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its form ADV filed with the Commission and is incorporated herein by reference thereto.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.

Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

         The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of the Distributor.

      Director, President and Chief Executive Officer   - Marie E. Connolly
      Executive Vice President                          - George A. Rio
      Executive Vice President                          - Donald R. Roberson
      Executive Vice President                          - William S. Nichols
      Senior Vice President, General Counsel, Chief     - Margaret W. Chambers
      Compliance Officer, Secretary and Clerk
      Senior Vice President                             - Michael S. Petrucelli

      Director, Senior Vice President, Treasurer and    - Joseph F. Tower, III
      Chief Financial Officer
      Senior Vice President                             - Paula R. David
      Senior Vice President                             - Allen B. Closser
      Senior Vice President                             - Bernard A. Whalen
      Chairman and Director                             - William J. Nutt

         (c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Fund hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the holders of at least 10% of the Fund's outstanding shares of common stock and, in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 25th day of November, 1998.

                                                WEBS INDEX FUND, INC.

                                                By: /S/ Nathan Most*

                                                ---------------------
                                                Nathan Most
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 25th day of November, 1998.

SIGNATURE                                   TITLE

/S/ Nathan Most*                            President and Director

--------------------------
(Nathan Most)

/S/ John B. Carroll*                        Director

--------------------------
(John B. Carroll)

/S/ Timothy A. Hultquist*                   Director

--------------------------
(Timothy A. Hultquist)

/S/ Lloyd N. Morrisett*                     Director

--------------------------
(Lloyd N. Morrisett)

/S/ W. Allen Reed*                          Director

--------------------------
(W. Allen Reed)

                                            Treasurer (principal financial and
/S/STEPHEN M. WYNNE                         accounting officer)
(Stephen M. Wynne)

*By:     /S/ GARY M.GARDNER                 Attorney-In-Fact
                  (Gary M. Gardner)

                              WEBS INDEX FUND, INC.

                                  EXHIBIT INDEX

(6) (B)        --       Form of Authorized Participant Agreement

(6) (C)        --       Form of Sales and Investor Services Agreement

(9) (E) (1)    --       Assignment  Letter among Morgan  Stanley Trust  Company,
                        Morgan Stanley & Co. Incorporated and PFPC Inc.

(11)           --       Opinion and Consent of Ernst & Young, LLP.

(17)           --       Financial Data Schedules.